                         ANNUAL REPORT / MARCH 31, 2003

                         TAX-FREE INVESTMENTS CO. (TFIC)

                             CASH RESERVE PORTFOLIO

                              CASH MANAGEMENT CLASS

                                  [COVER IMAGE]

                       [AIM INVESTMENTS LOGO APPEARS HERE]

                                 --Servicemark--



This report may be distributed only to current shareholders or to persons who have received a current prospectus.


TFIC-AR-3

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--

                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This letter and the financial pages that follow provide an
ROBERT H.           annual report for the Cash Management Class of the Cash
GRAHAM]             Reserve Portfolio of Tax-Free Investments Company, a money market fund investing in short-term municipal bonds of the highest credit ratings. The safety of money market funds is well known, and your portfolio continues to provide safety, liquidity and a positive return on your investment. Several factors influence the rate of that return.

                       For the first seven months of the fund's fiscal year, the
                    federal funds rate remained at 1.75%. On November 6, 2002, the Federal Reserve Board's Federal Open Market Committe
                    (FOMC) lowered the rate to 1.25%, the lowest the rate had been in 41 years. As of March 31, 2003, the FOMC had met three times since lowering the rate in November and left the rate unchanged. By calendar-year-end 2002, the yield on the
10-year Treasury note had fallen to 3.83%. While the federal funds rate does not mandate the rates offered on municipal bonds, the low-interest-rate environment resulting from the federal funds rate, as well as the overall economic climate itself, affects all fixed income investing.

   The job market was comparatively weak throughout the period, yet consumer spending remained relatively strong. Consumer confidence declined, yet auto and home sales reached near-record levels because of dealer incentives and low mortgage rates. The growth in the gross domestic product (GDP) seesawed. For the second quarter of 2002 it was 1.3%, and in the third quarter, growth accelerated to 4.0%. For the fourth quarter, growth declined to 1.4%.

   Equity investors continued to be daunted by corporations missing earnings estimates and the warnings of such misses. Weakness in the job market and other signals of a weak economy, continued high volatility and the prolonged bear market in equities resulted in stock market avoidance. The flight to quality--investors moving money into safer, more liquid investments--continued throughout the period. Money market funds, government bond funds and short-term bond funds are traditionally known as safe havens.

   All of these factors--low interest rates, the economic climate and the flight to quality--resulted in low yields for money market investments.

FUND PROVIDES SAFETY, LIQUIDITY AND COMPETITIVE YIELD

For the one-year period ended March 31, 2003, Cash Reserve Portfolio, Cash Management Class, maintained its competitive position, as shown in the table. Had the advisor and distributor not waived fees, performance would have been lower. Net assets of the Cash Management Class of the portfolio stood at $617.7 million at the close of the reporting period.

================================================================================

YIELDS AS OF 3/31/03

                                                MONTHLY        SEVEN-DAY
                                                 YIELD           YIELD

Cash Reserve Portfolio,                          0.89%            0.92%
Cash Management Class

iMoneyNet Tax-Free Money Fund                    0.79%            0.82%
Averages Institutions Only--Trademark--

iMoneyNet All Tax-Free                           0.62%            0.65%
Money Funds Averages--Trademark--

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. iMoneyNet, Inc. All Tax-Free Money Fund Average consists of 523 funds that invest in short-term municipal securities, which are exempt from federal taxation. The Institutions Only category consists of funds that invest in tax-exempt obligations, including state and municipal authorities.

================================================================================

                                                                     (continued)

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch ICBA. Fund ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure, and management. AIM Investments is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

   Cash Reserve Portfolio seeks to generate as high a level of federally tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The portfolio invests solely in "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940.

   An investment in a money market fund is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

CLOSING REMARKS

We hope you find this report informative. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

March 31, 2003


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ALABAMA-3.34%

Alabama (State of) Public School and College
  Authority; Refunding Series 1993 A RB
  5.75%, 08/01/03                                 AA      Aa3    $ 1,900   $    1,926,882
-----------------------------------------------------------------------------------------
Alabama State University; Refunding General
  Tuition and Fee Series 1993 RB
  5.70%, 05/01/03(b)(c)                          AAA      Aaa      2,000        2,046,974
-----------------------------------------------------------------------------------------
Birmingham (City of) Medical Clinic Board
  (University of Alabama Health Services
  Foundation); VRD Series 1991 RB
  (LOC-Amsouth Bank)
  1.30%, 12/01/26(d)(e)                         A-1+   VMIG-1     19,600       19,600,000
-----------------------------------------------------------------------------------------
Birmingham (City of) Public Park and
  Recreation Board (Children's Zoo Project);
  VRD Series 2002 RB (LOC-Amsouth Bank)
  1.40%, 05/01/07(d)(e)                           --   VMIG-1      6,000        6,000,000
-----------------------------------------------------------------------------------------
Birmingham (City of) Public Park and
  Recreation Board (YMCA Project); Refunding
  VRD Series 1996 RB (LOC-Amsouth Bank)
  1.30%, 06/01/16(d)(e)                           --   VMIG-1      2,360        2,360,000
-----------------------------------------------------------------------------------------
DCH Health Care Authority; VRD Health Care
  Facilities Series 2000 RB (LOC-Regions
  Bank)
  1.15% 06/01/20(d)(e)                           A-1   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board); VRD Series
  2002-6009 Class A COP
  1.23%, 01/01/43 (Acquired 11/05/02; Cost
  $4,100,000)(d)(f)(g)                          A-1+       --      4,100        4,100,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ALABAMA-(CONTINUED)

Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); VRD Lease
  Revenue Series 2000 RB (LOC-Amsouth Bank)
  1.30%, 11/01/24(d)(e)                          A-1       --    $ 7,650   $    7,650,000
-----------------------------------------------------------------------------------------
Huntsville (City of) Special Care Facilities
  Financing Authority (Redstone Village); VRD
  Series 2002 D RB (LOC-LaSalle Bank N.A.)
  1.17%, 12/01/06(d)(e)                          A-1       --      7,250        7,250,000
-----------------------------------------------------------------------------------------
Infirmary Health Systems Special Care
  Facilities Financing Authority (Infirmary
  Health Systems Inc); Refunding VRD Series A
  RB (LOC-Regions Bank)
  1.15%, 01/01/25(d)(e)                           --   VMIG-1      7,700        7,700,000
-----------------------------------------------------------------------------------------
Ridge Improvement District; VRD Improvement
  Series 2000 Special Assessment (LOC-Amsouth
  Bank)
  1.25%, 10/01/25(d)(e)                           --   VMIG-1     12,000       12,000,000
-----------------------------------------------------------------------------------------
Tuscaloosa (City of) Educational Building
  Authority (Stillman College Project);
  Refunding VRD Capital Improvement Series
  2002 A RB (LOC-Amsouth Bank)
  1.40%, 10/01/23(d)(e)                           --   VMIG-1      1,447        1,447,000
=========================================================================================
                                                                               82,080,856
=========================================================================================

ALASKA-0.16%

Alaska (State of) Industrial Development
  Authority (Alaska Hotel Properties Inc.
  Project); VRD Series 1986 IDR (LOC-National
  Westminster Bank PLC)
  1.20%, 06/01/06 (Acquired 12/27/02; Cost
  $1,600,000)(d)(e)(g)                            --      Aa1      1,600        1,600,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ALASKA-(CONTINUED)

Alaska (State of) Industrial Development and
  Export Authority (Safeway Inc. Projects);
  Refunding VRD Series 1991 IDR (LOC-Deutsche
  Bank A.G.)
  1.45%, 12/01/06(d)(e)                         A-1+       --    $ 2,390   $    2,390,000
=========================================================================================
                                                                                3,990,000
=========================================================================================

ARIZONA-0.87%

Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Refunding VRD Multi-Family Series 2001 A
  IDR (CEP-Federal National Mortgage
  Association)
  1.20%, 06/15/31(d)                              --   VMIG-1      1,210        1,210,000
-----------------------------------------------------------------------------------------
Phoenix (City of); Refunding Ltd. Tax Series
  2002 A GO
  3.00%, 07/01/03                                AA+      Aa1      2,000        2,009,895
-----------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp.;
  Wastewater System Lease Series 1993 RB
  6.13%, 07/01/03(b)(c)                          AAA      NRR      6,300        6,499,334
-----------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Refunding VRD Multi-Family Housing Series
  1994 IDR (CEP-Federal Home Loan Bank)
  1.21%, 10/01/25(d)(e)                         A-1+       --      3,920        3,920,000
-----------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); VRD Series
  1982 IDR (LOC-Toronto Dominion Bank)
  1.20%, 10/01/22(d)(e)                          A-1   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ARIZONA-(CONTINUED)

Yuma (City of) Industrial Development
  Authority (El Encanto Apartments Project);
  Refunding VRD Multi-Family Housing Series
  2003 IDR (CEP-Federal National Mortgage
  Association)
  1.25%, 04/15/33(d)                            A-1+   VMIG-1    $ 6,640   $    6,640,000
=========================================================================================
                                                                               21,279,229
=========================================================================================

ARKANSAS-0.43%

Fayetteville (City of) Sales & Use Tax;
  Capital Improvement Series 2002 RB
  2.00%, 06/01/03                                AA-       --      2,200        2,201,086
-----------------------------------------------------------------------------------------
North Little Rock (City of); Refunding
  Electric Series 1992 A RB
  6.15%, 07/01/03(h)                             AAA      Aaa      3,245        3,282,182
-----------------------------------------------------------------------------------------
Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project); VRD
  Educational Facilities Series 2001 RB
  (LOC-Bank of America N.A.)
  1.20%, 07/01/08(d)(e)(i)                        --       --      3,610        3,610,000
-----------------------------------------------------------------------------------------
University of Arkansas (Fayetteville Campus);
  Facilities Series 2002 RB
  2.50%, 12/01/03(h)                              --      AAA      1,420        1,429,848
=========================================================================================
                                                                               10,523,116
=========================================================================================

COLORADO-3.07%

Adams & Arapahoe (Counties of) Joint School
  District #28J (Aurora); Unlimited Tax
  Series 2003 A GO
  2.00%, 12/01/03(h)                             AAA      Aaa      4,140        4,165,926
-----------------------------------------------------------------------------------------
Arapaho (County of) (Hunter's Run Project);
  Refunding VRD Multi-Family Rent Housing
  Series 2001 RB (CEP-Federal Home Loan
  Mortgage Corp.)
  1.15%, 08/01/31(d)                            A-1+       --      5,100        5,100,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Arvada (City of) (Water Utility
  Improvements); Refunding VRD Series 2001 RB
  1.20%, 11/01/20(h)(j)                         A-1+      Aaa    $ 1,000   $    1,000,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  1.15%, 01/01/33(d)(e)                         A-1+       --      1,000        1,000,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Museum
  Project); VRD Series 2001 RB (LOC-Bank One
  Colorado N.A.)
  1.20%, 11/01/21(d)(e)                          A-1       --      9,000        9,000,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (National Cable
  Television Center & Museum Project); VRD
  Series 1999 RB (LOC-Wells Fargo Bank N.A.)
  1.15%, 10/01/06(d)(e)                         A-1+       --      2,610        2,610,000
-----------------------------------------------------------------------------------------
Colorado (State of) General Fund; Series 2002
  TRAN
  2.50%, 06/27/03                              SP-1+    MIG-1     15,000       15,044,516
-----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Refunding VRD Series 2002 A RB (LOC-U.S.
  Bank N.A.)
  1.20%, 01/01/31(d)(e)                          A-1       --      3,400        3,400,000
-----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Golden West Manor Inc. Project);
  VRD Series 2002 A RB (LOC-U.S. Bank N.A.)
  1.20%, 07/01/32(d)(e)                          A-1       --      4,210        4,210,000
-----------------------------------------------------------------------------------------
Denver (City and County of) Multifamily
  Housing (Cottonwood Creek Project);
  Refunding VRD Series 1989 A RB (CEP-Federal
  Home Loan Mortgage Corp.)
  1.15%, 04/15/14 (Acquired 11/04/02; Cost
  $1,000,000)(d)(g)                             A-1+       --      1,000        1,000,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Idaho Springs (City of) Industrial
  Development (Safeway Inc. Project);
  Refunding Series 1993 IDR (LOC-Deutsche
  Bank A.G.)
  1.45%, 06/02/03(b)(e)                         A-1+       --    $ 1,310   $    1,310,000
-----------------------------------------------------------------------------------------
Jefferson (County of) School District #R-001;
  Series 2002 B TRAN
  2.25%, 06/30/03                              SP-1+    MIG-1     23,000       23,055,361
-----------------------------------------------------------------------------------------
Pitkin (County of) Industrial Development
  (Aspen Skiing Co. Project); Refunding VRD
  Series 1994 A IDR (LOC-Bank One N.A.)
  1.15%, 04/01/16(e)(k)                          A-1       --      2,000        2,000,000
-----------------------------------------------------------------------------------------
Smith Creek Metropolitan District; VRD Series
  1997 RB (LOC-Bank of America N.A.)
  1.25%, 10/01/35(d)(e)                         A-1+       --      2,460        2,460,000
=========================================================================================
                                                                               75,355,803
=========================================================================================

DISTRICT OF COLUMBIA-0.66%

District of Columbia Unrefunded Balance;
  Refunding Unlimited Tax Series 1993 A-3 GO
  5.20%, 06/01/03(h)                             AAA      Aaa      5,450        5,481,463
-----------------------------------------------------------------------------------------
District of Columbia (Abraham & Laura Lisner
  Home for Aged Women); VRD Series 1992 RB
  (LOC-Bank of America NT & SA)
  1.15%, 07/01/22(d)(e)                           --   VMIG-1      5,000        5,000,000
-----------------------------------------------------------------------------------------
District of Columbia (Catholic University
  America Project); Series 1993 RB
  6.30%, 10/01/03(b)(c)                          AAA      NRR      1,000        1,044,975
-----------------------------------------------------------------------------------------
First Union Merlots (District of Columbia
  Water & Sewer Authority); VRD Series 2003
  A12 RB
  1.26%, 10/01/17 (Acquired 02/24/03; Cost
  $4,695,000)(d)(f)(g)                            --   VMIG-1      4,695        4,695,000
=========================================================================================
                                                                               16,221,438
=========================================================================================


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

FLORIDA-6.51%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia); Refunding VRD Florida Non-AMT
  Series 2002-24 Ctfs.
  1.21%, 10/01/10 (Acquired 10/24/02; Cost
  $5,000,000)(d)(f)(g)                            --   VMIG-1    $ 5,000   $    5,000,000
-----------------------------------------------------------------------------------------
Alachua (County of) Health Facilities
  Authority (Oak Hammock at the University of
  Florida Project); VRD Continuing Care
  Series 2002 A RB (LOC-BNP Paribas)
  1.15%, 10/01/32(e)(k)                           --   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------
Duval (County of) Housing Finance Authority
  (Lighthouse Bay Apartments Project); VRD
  Multi-Family Housing Series 2002 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.15%, 12/01/32(d)                            A-1+       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
Florida (State of) Board of Education;
  Unlimited Tax Capital Outlay Series 1993 C
  GO
  5.85%, 06/01/03(b)(c)                          AAA      Aaa      4,200        4,275,497
-----------------------------------------------------------------------------------------
Highlands (County of) Health Facilities
  Authority (Adventist Health System
  Project); VRD Series 2000 A RB
  1.15%, 12/01/26(d)(h)                         A-1+   VMIG-1     20,000       20,000,000
-----------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); Refunding VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  1.20%, 12/01/23 (Acquired 02/20/01; Cost
  $2,300,000)(d)(e)(g)(i)                         --       --      2,300        2,300,000
-----------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc); Refunding
  VRD Series 2002 RB (LOC-Bank of America
  N.A.)
  1.20%, 06/01/22(d)(e)                           --   VMIG-1     12,930       12,930,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

FLORIDA-(CONTINUED)

Marion (County of) Hospital District (Munroe
  Regional Health System); VRD Health System
  Improvement Series 2000 RB (LOC-Amsouth
  Bank of Florida)
  1.20%, 10/01/30(d)(e)                           --   VMIG-1    $13,875   $   13,875,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (State of Florida
  Mid-Bay Bridge Authority); VRD Series 2002
  PT-1531 RB
  1.21%, 10/01/18 (Acquired 10/10/02; Cost
  $9,175,000)(d)(f)(g)                          A-1+       --      9,175        9,175,000
-----------------------------------------------------------------------------------------
Miami-Dade (County of) Educational Facilities
  Authority (Carlos Albizu University
  Project); VRD Series 2000 RB (LOC-Bank of
  America N.A.)
  1.20%, 12/01/25(d)(e)(i)                        --       --      9,600        9,600,000
-----------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority (Palmer Trinity Private School
  Project); VRD Series 1999 IDR (LOC-Bank of
  America N.A.)
  1.20%, 12/01/19(d)(e)(i)                        --       --      2,700        2,700,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of Florida Department
  of Environmental Protection); VRD Floating
  Rate Trust Ctfs. Series 2002-722 RB
  1.21%, 07/01/22 (Acquired 11/13/02; Cost
  $10,000,000)(d)(f)(g)                          A-1       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD
  Series 1999 RB (LOC-Bank of America N.A.)
  1.20%, 08/01/19(d)(e)(i)                        --       --      1,650        1,650,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Orange (County of) Health Facilities
  Authority (Presbyterian Retirement
  Communities Project); Refunding VRD Series
  1998 RB (LOC-Bank of America N.A.)
  1.20%, 11/01/28 (Acquired
  01/29/02-01/03/03; Cost
  $8,140,000)(d)(e)(g)(i)                         --       --    $ 8,140   $    8,140,000
-----------------------------------------------------------------------------------------
Orange (County of) Industrial Development
  Authority (Christian Prison Project); VRD
  Series 2003 A IDR (LOC-Regions Bank)
  1.20%, 02/01/23(d)(e)                           --   VMIG-1      4,535        4,535,000
-----------------------------------------------------------------------------------------
Orlando & Orange (Counties of) Expressway
  Authority; Refunding VRD Series 2003 C-4 RB
  1.20%, 07/01/25(d)(h)                         A-1+   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Palm Beach (County of) (St. Andrews
  School-Boca Raton); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  1.20%, 10/01/28 (Acquired 01/03/02; Cost
  $12,800,000)(d)(e)(g)(i)                        --       --     12,800       12,800,000
-----------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Refunding VRD Educational Facilities Series
  2001 RB (LOC-Bank of America N.A.)
  1.20%, 12/01/31(d)(e)(i)                        --       --      3,000        3,000,000
-----------------------------------------------------------------------------------------
Palm Beach (County of) Health Facilities
  Authority (Jupiter Medical Center Inc.
  Project); VRD Series 1999 B RB (LOC-Bank of
  America N.A.)
  1.20%, 08/01/20 (Acquired
  05/02/02-07/22/02; Cost
  $5,220,000)(d)(e)(g)(i)                         --       --      5,220        5,220,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

FLORIDA-(CONTINUED)

Saint Lucie (County of) Industrial
  Development (Florida Convalescent Centers
  Project); Refunding VRD Series 1988 IDR
  (LOC-Wells Fargo Bank N.A.)
  1.10%, 01/01/11(e)(j)                           --      P-1    $ 2,600   $    2,600,000
-----------------------------------------------------------------------------------------
Seminole (County of) Industrial Development
  Authority (Florida Living Nursing Home);
  VRD Multimodal Health Facilities Series
  1991 IDR (LOC-Bank of America N.A.)
  1.35%, 02/01/11(d)(e)                           --   VMIG-1      1,200        1,200,000
-----------------------------------------------------------------------------------------
Tallahassee (City of) Consolidated Utility
  Systems; Series 1994 RB
  6.20%, 10/01/03(b)(c)                           AA      Aa2      3,400        3,554,262
-----------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment DACCO Project); VRD Series 2001
  RB (LOC-Bank of America N.A.)
  1.20%, 07/01/22(d)(e)(i)                        --       --      5,400        5,400,000
-----------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.;
  Refunding VRD Series 1998 RB (LOC-Wachovia
  Bank N.A.)
  1.25%, 05/01/28(d)(e)                          A-1       --        900          900,000
=========================================================================================
                                                                              159,854,759
=========================================================================================

GEORGIA-4.20%

Albany (City of) Dougherty (County of)
  Hospital Authority (Phoebe Putney Memorial
  Hospital Project); VRD Series 2002 RAC
  1.15%, 09/01/32(h)(k)                           --   VMIG-1      8,900        8,900,000
-----------------------------------------------------------------------------------------
Cobb (County of); Unlimited Tax Series 2003
  TAN
  1.50%, 12/31/03                              SP-1+    MIG-1     13,500       13,545,900
-----------------------------------------------------------------------------------------
Cobb (County of) Development Authority
  (Kennesaw State University Project); VRD
  Series 2001 B RB (LOC-First Union National
  Bank)
  1.17%, 08/01/26(d)(e)                          A-1       --      7,000        7,000,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Cobb (County of) Development Authority (North
  Cobb Christian School Project); Refunding
  VRD Series 1998 A RB (LOC-Branch Banking &
  Trust)
  1.15%, 03/01/22 (Acquired 01/03/03; Cost
  $2,700,000)(d)(e)(g)                            --      Aa2    $ 2,700   $    2,700,000
-----------------------------------------------------------------------------------------
De Kalb (County of) Development Authority
  (Green Forest Community Development
  Project); VRD Series 2001 RB (LOC-Bank of
  America N.A.)
  1.15%, 02/01/22 (Acquired 07/02/02; Cost
  $6,580,000)(d)(e)(g)                          A-1+       --      6,580        6,580,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia);
  VRD Series 2000-1001 Class C COP
  1.23%, 07/01/15 (Acquired
  07/26/00-01/31/02; Cost
  $20,000,000)(d)(f)(g)                         A-1+       --     20,000       20,000,000
-----------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); VRD Educational Facilities Series
  2000 RB (LOC-Wachovia Bank N.A.)
  1.22%, 06/01/15(d)(e)                          A-1       --      1,800        1,800,000
-----------------------------------------------------------------------------------------
Fulton (County of) Housing Authority
  (Saratoga Apartments Project); Refunding
  VRD Multi-Family Housing Series 1996 RB
  (CEP-Federal National Mortgage Association)
  1.15%, 10/01/25(d)                              --   VMIG-1      1,500        1,500,000
-----------------------------------------------------------------------------------------
Gwinnett (County of) School District; Ltd.
  Construction Sales Tax Series 2003 GO
  2.00%, 12/29/03                                 --    MIG-1     20,000       20,132,960
-----------------------------------------------------------------------------------------
Houston (County of) Hospital Authority; VRD
  Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.17%, 10/01/14(d)(e)                          A-1       --     10,000       10,000,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

GEORGIA-(CONTINUED)

Private Colleges & Universities Authority
  (Mercer University Project); VRD Series
  2003 RB (LOC-Branch Banking & Trust)
  1.25%, 10/01/32(d)(e)                           --   VMIG-1    $ 7,500   $    7,500,000
-----------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); VRD
  Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.22%, 11/01/27(d)(e)                           --   VMIG-1      2,310        2,310,000
-----------------------------------------------------------------------------------------
Walton (County of); Unlimited Sales Tax
  Series 2001 GO
  4.00%, 06/01/03(h)                             AAA      Aaa      1,100        1,104,887
=========================================================================================
                                                                              103,073,747
=========================================================================================

HAWAII-0.40%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP
  1.23%, 12/01/16 (Acquired 01/11/01; Cost
  $6,000,000)(d)(f)(g)                          A-1+       --      6,000        6,000,000
-----------------------------------------------------------------------------------------
First Union Merlots (State of Hawaii); VRD
  Unlimited Tax Series 2003 A16 GO
  1.26%, 07/01/18 (Acquired 02/27/03; Cost
  $3,905,000)(d)(f)(g)                            --   VMIG-1      3,905        3,905,000
=========================================================================================
                                                                                9,905,000
=========================================================================================

IDAHO-0.61%

Ada & Canyon (Counties of) Joint School
  District #2 Meridian; Unlimited Tax Series
  2001 GO
  6.25%, 07/30/03                                AA-      Aa2      1,455        1,479,339
-----------------------------------------------------------------------------------------
Idaho (State of); Series 2002 TAN
  3.00%, 06/30/03                              SP-1+    MIG-1     12,000       12,039,877
-----------------------------------------------------------------------------------------
Idaho (State of) Health Facilities Authority
  (St. Lukes Regional Medical Center
  Project); VRD Series 1995 RB
  (LOC-Bayerische Landesbank)
  1.15%, 05/01/22(e)(k)                           --   VMIG-1      1,500        1,500,000
=========================================================================================
                                                                               15,019,216
=========================================================================================


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ILLINOIS-14.11%

ABN AMRO Munitops Ctfs. Trust (City of
  Chicago); Refunding VRD Ltd. Tax Multistate
  Non-AMT Series 2001-34 Ctfs.
  1.23%, 07/01/07 (Acquired 11/15/01; Cost
  $10,000,000)(d)(f)(g)                           --   VMIG-1    $10,000   $   10,000,000
-----------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); VRD Series 2002-190
  Class A RB
  1.25%, 06/05/14 (Acquired 05/06/02; Cost
  $10,130,000)(d)(f)(g)                          A-1       --     10,130       10,130,000
-----------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 Class A RB
  1.25%, 03/15/07 (Acquired 08/26/99; Cost
  $10,000,000)(d)(f)(g)                          A-1       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
Chicago (City of); Unlimited Equipment Notes
  Tax Series 1996 GO
  5.60%, 01/01/04(h)                             AAA      Aaa      1,635        1,686,695
-----------------------------------------------------------------------------------------
Chicago (City of); Unlimited Projects &
  Refunding Tax Series 2002 A GO
  5.00%, 01/01/04(h)                             AAA      Aaa      3,175        3,260,727
-----------------------------------------------------------------------------------------
Chicago (City of); Unlimited Tax Series 2003
  GO (LOC-Landesbank Hessen-Thuringen)
  1.22%, 01/07/04(b)(e)                        SP-1+    MIG-1     15,000       15,000,000
-----------------------------------------------------------------------------------------
Chicago (City of) Public Building Commission;
  Building Series 1993 A RB
  5.75%, 12/01/03(b)(c)                          AAA      Aaa      7,000        7,356,636
-----------------------------------------------------------------------------------------
Chicago (City of) Skyway Toll Bridge;
  Refunding Series 1994 RB
  6.75%, 01/01/04(b)(c)                          AAA       --      1,000        1,062,346
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP
  1.30%, 01/01/35 (Acquired 04/02/01; Cost
  $4,950,000)(d)(f)(g)                          A-1+       --    $ 4,950   $    4,950,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Park
  District); VRD Series 2002-1306 COP
  1.23%, 01/01/29 (Acquired 05/05/02; Cost
  $5,500,000)(d)(f)(g)                          A-1+       --      5,500        5,500,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water
  & Sewer); VRD Series 2001-1308 COP
  1.23%, 11/01/26 (Acquired 12/12/01; Cost
  $8,655,000)(d)(f)(g)                          A-1+       --      8,655        8,655,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Cook County Regional
  Transportation Authority); VRD Series
  2000-1303 COP
  1.23%, 07/01/23 (Acquired
  03/26/01-05/30/01; Cost
  $19,000,000)(d)(f)(g)                         A-1+       --     19,000       19,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  VRD Series 2000-1304 COP
  1.23%, 06/01/21 (Acquired 06/27/00; Cost
  $7,340,000)(d)(f)(g)                          A-1+       --      7,340        7,340,000
-----------------------------------------------------------------------------------------
First Union Merlots (Central Lake County
  Joint Action Water Agency); Refunding VRD
  Series 2003 B18 RB
  1.26%, 05/01/20 (Acquired 02/19/03; Cost
  $3,165,000)(d)(f)(g)                            --   VMIG-1      3,165        3,165,000
-----------------------------------------------------------------------------------------
First Union Merlots (City of Chicago); GO
  1.26%, VRD Ltd. Tax Series 2000 A12
    01/01/23 (Acquired 10/13/00; Cost
    $10,000,000)(d)(f)(g)                         --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
  1.26%, VRD Ltd. Tax Series 2002 A44
    01/01/20 (Acquired 08/02/02; Cost
    $7,885,000)(d)(f)(g)                          --   VMIG-1      7,885        7,885,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

First Union Merlots (Cook County); Unlimited
  Tax Series 2003 B11 GO
  1.26%, 11/15/25 (Acquired 01/29/03; Cost
  $3,500,000)(d)(f)(g)                            --   VMIG-1    $ 3,500   $    3,500,000
-----------------------------------------------------------------------------------------
First Union Merlots (Cook County Regional
  Transportation Authority); GO
  1.26%, VRD Series 2001 A93 07/01/27
    (Acquired 10/10/01; Cost
    $3,690,000)(d)(f)(g)                          --   VMIG-1      3,690        3,690,000
-----------------------------------------------------------------------------------------
  1.26%, VRD Unlimited Tax Series 2002 A41
    06/01/17 (Acquired 07/25/02-10/31/02;
    Cost $18,000,000)(d)(f)(g)                    --   VMIG-1     18,000       18,000,000
-----------------------------------------------------------------------------------------
First Union Merlots (State of Illinois); VRD
  Unlimited Tax Series 2001 A124 GO
  1.26%, 11/01/26 (Acquired
  11/26/01-08/28/02; Cost
  $6,570,000)(d)(f)(g)                           A-1       --      6,570        6,570,000
-----------------------------------------------------------------------------------------
First Union Merlots (University of Illinois);
  VRD Series 2000 S RB
  1.26%, 04/01/30 (Acquired
  03/20/00-02/12/01; Cost
  $7,400,000)(d)(f)(g)                            --   VMIG-1      7,400        7,400,000
-----------------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series
  1993 GO
  5.70%, 04/01/03(b)(c)                          NRR      NRR      2,000        2,040,000
-----------------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series
  1994 GO
  5.25%, 04/01/03                                 --      Aa2      2,980        2,980,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons);
  VRD Series 1996 RB (LOC-Northern Trust Co.)
  1.25%, 08/01/26(d)(e)                         A-1+       --     10,000       10,000,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Bochasanwais Shree Akshar Inc.
  Project); VRD Series 2002 RB (LOC-Comerica
  Bank Texas)
  1.15%, 06/01/17(d)(e)                          A-1       --    $ 9,500   $    9,500,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Chicago Commons Association
  Project); VRD Series 1999 RB (LOC-Bank of
  America NT & SA)
  1.15%, 01/01/29(d)(e)                         A-1+       --      3,900        3,900,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Evanston Northwestern); VRD
  Series 2001 C RB
  1.15%, 05/01/31(d)                            A-1+   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Institute of Gas Technology
  Project); Refunding VRD Series 1999 IDR
  (LOC-Harris Trust & Savings Bank)
  1.20%, 09/01/24(d)(e)                         A-1+       --      2,400        2,400,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Jewish Charities Program); VRD
  Series 2002 RAN (LOC-Harris Trust & Savings
  Bank)
  1.20%, 06/30/03(d)(e)                         A-1+       --      4,970        4,970,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Jewish Charities Program); VRD
  Series 2003 B RN (LOC-Harris Trust &
  Savings Bank)
  1.20%, 06/30/03(d)(e)                         A-1+       --      6,360        6,360,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Lyric Opera Chicago Project);
  VRD Series 1994 RB (LOC-Northern Trust Co.;
  Harris Trust & Savings Bank; Bank One N.A.)
  1.15%, 12/01/28(d)(e)                          A-1   VMIG-1     48,600       48,600,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); Refunding VRD Series 2001 RB
  (LOC-LaSalle Bank N.A.)
  1.17%, 07/01/41 (Acquired 01/29/03; Cost
  $1,695,000)(d)(e)(g)                           A-1       --    $ 1,695   $    1,695,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Sacred Heart Schools Project);
  VRD Series 2003 RB (LOC-Fifth Third Bank)
  1.15%, 07/01/33(d)(e)                           --   VMIG-1      2,300        2,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); VRD Series 2002 RB
  (LOC-American National Bank & Trust)
  1.20%, 09/01/32(d)(e)                           --   VMIG-1      4,800        4,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); Refunding
  VRD Series 2002 RB (LOC-Fifth Third Bank)
  1.20%, 03/01/32(d)(e)                           --   VMIG-1      3,300        3,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lake County Family YMCA
  Project); Refunding VRD Series 2000 RB
  (LOC-Harris Trust & Savings Bank)
  1.15%, 11/01/30(d)(e)                         A-1+       --      1,400        1,400,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Northwestern University);
  Refunding
  VRD Series 1985 L RB
  1.20%, 12/15/25(d)(e)                           --   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Saint Xavier University
  Project); Refunding VRD Series 2002 A RB
  (LOC-LaSalle Bank N.A.)
  1.17%, 10/01/32(d)(e)                          A-1       --      3,800        3,800,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Bensenville Home Society); VRD
  Series 1989 A RB (LOC-American National
  Bank & Trust)
  1.20%, 02/15/19(d)(e)                          A-1       --    $ 1,200   $    1,200,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Edward Hospital Obligated
  Group); VRD Series 2001 C RB
  1.15%, 02/01/34(d)(h)                          A-1   VMIG-1     21,800       21,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Franciscan Eldercare Project);
  Refunding VRD Series 1996 C RB (LOC-LaSalle
  National Bank)
  1.20%, 05/15/26(d)(e)                          A-1       --      1,420        1,420,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Memorial Health System);
  Refunding VRD Series 1997 RB
  5.25%, 10/01/03(h)                              --      Aaa      1,190        1,213,659
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  Refunding VRD Series 2002 A RB
  1.20%, 08/15/09(k)                            A-1+   VMIG-1      5,525        5,525,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  VRD Series 1995 RB
  1.15%, 08/15/25(k)                            A-1+   VMIG-1      5,200        5,200,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Swedish Covenant Hospital
  Project); VRD Series 1995 RB
  1.17%, 08/01/25(d)(h)                         A-1+   VMIG-1      2,600        2,600,000
-----------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding VRD Toll Highway Series 1998 B RB
  1.20%, 01/01/16(d)(h)                           --   VMIG-1      8,800        8,800,000
-----------------------------------------------------------------------------------------
  1.20%, 01/01/17(d)(h)                           --   VMIG-1      4,600        4,600,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Jackson-Union (Counties of) Regional Port
  District (Kinder Morgan Operating L.P.);
  Refunding VRD Series 1994 RB (LOC-First
  Union National Bank)
  1.17%, 04/01/24(d)(e)                          A-1   VMIG-1    $ 1,750   $    1,750,000
-----------------------------------------------------------------------------------------
McCook (City of) (The Illinois St. Andrew
  Society); VRD Series 1996 A RB
  (LOC-Northern Trust Co.)
  1.20%, 12/01/21(d)(e)                         A-1+       --      2,800        2,800,000
-----------------------------------------------------------------------------------------
Orland Hills (City of); VRD Multi-Family
  Housing Series 1995 A RB (LOC-LaSalle
  National Bank)
  1.15%, 12/01/04(d)(e)                          A-1       --      1,470        1,470,000
-----------------------------------------------------------------------------------------
Sangamon (County of) School District (#186
  Springfield); Series 2002 TAN
  2.00%, 12/18/03                              SP-1+       --      5,000        5,030,205
=========================================================================================
                                                                              346,605,268
=========================================================================================

INDIANA-2.49%

ABN AMRO Munitops Ctfs. Trust (City of
  Indianapolis Bond Bank-Waterworks); Non-AMT
  VRD Series 2002-7 Ctfs.
  2.00%, 05/21/03 (Acquired 05/30/02; Cost
  $10,000,000)(b)(f)(g)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Advanced
  Funding Program Notes); Series 2003 A RN
  2.00%, 01/27/04(h)                           SP-1+    MIG-1      2,500        2,518,334
-----------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Historical Society); VRD
  Educational Facilities Series 1996 IDR
  (LOC-Bank One Indiana N.A.)
  1.20%, 08/01/31 (Acquired
  01/23/02-07/31/02; Cost
  $4,400,000)(d)(e)(g)                           A-1       --      4,400        4,400,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

INDIANA-(CONTINUED)

Indiana (State of) Educational Facilities
  Authority (DePauw University Project); VRD
  Educational Facilities Series 2002 RB
  (LOC-Northern Trust Co.)
  1.15%, 07/01/32(e)(k)                           --   VMIG-1    $ 1,050   $    1,050,000
-----------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Franklin College Project); VRD
  Educational Facilities Series 1999 RB
  (LOC-Bank One Indiana N.A.)
  1.20%, 10/01/19(d)(e)                          A-1       --      1,525        1,525,000
-----------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Hospital
  Projects); VRD Hospital Series 2000 A RB
  (LOC-Bank of America N.A.)
  1.15%, 07/01/28(d)(e)                         A-1+       --      9,915        9,915,000
-----------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Mental
  Health & Rehabilitation); VRD Series 1990
  RB (LOC-LaSalle National Bank)
  1.20%, 11/01/20(d)(e)                          A-1       --      2,360        2,360,000
-----------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Deaconess Hospital
  Inc.); VRD Hospital Series 1992 RB
  (LOC-Fifth Third Bank)
  1.20%, 01/01/22(d)(e)                           --   VMIG-1      8,500        8,500,000
-----------------------------------------------------------------------------------------
Indianapolis (City of) Local Public
  Improvement Bond Bank; Series 2003 A RN
  2.00%, 07/08/03                              SP-1+       --      5,350        5,362,404
-----------------------------------------------------------------------------------------
Indianapolis (City of) Local Public
  Improvement Bond Bank; Series 2003 C RN
  2.00%, 07/08/03                              SP-1+       --      3,925        3,934,100
-----------------------------------------------------------------------------------------
Indianapolis (City of) Marion (County of)
  Public Library; Unlimited Tax Series 2002 B
  GO
  2.50%, 07/01/03                                 --      Aa2      1,000        1,002,604
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indianapolis (City of) School Commission;
  Unlimited Tax Series 2002 GO
  2.00%, 07/15/03                                 AA       --    $ 3,225   $    3,227,741
-----------------------------------------------------------------------------------------
New Albany (City of) Sewer Works; Refunding
  Series 2003 RB
  2.00%, 09/01/03(h)                             AAA      Aaa      1,235        1,239,831
-----------------------------------------------------------------------------------------
Perry (Township of) Multi-School Building
  Corp.; First Meeting Series 1993 RB
  5.20%, 07/15/03(b)(c)                           --      Aa3      1,000        1,031,613
-----------------------------------------------------------------------------------------
Purdue University; Refunding Student Fee
  Series 2002 R RB
  4.00% 07/01/03                                  AA      Aa1      5,055        5,086,681
=========================================================================================
                                                                               61,153,308
=========================================================================================

IOWA-0.78%

Hills (City of) (Mercy Hospital Project); VRD
  Healthcare Series 2002 RB (LOC-U.S. Bank
  N.A.)
  1.15%, 08/01/32(e)(k)                           --   VMIG-1      2,700        2,700,000
-----------------------------------------------------------------------------------------
Iowa City (City of) (ACT, Inc.); VRD Series
  2001 RB
  1.25%, 04/01/32(k)                             A-1       --      7,000        7,000,000
-----------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority (St. Ambrose University Project);
  VRD Series 1999 RB (LOC-Wells Fargo Bank
  N.A.)
  1.15%, 10/01/09(d)(e)                         A-1+       --      1,100        1,100,000
-----------------------------------------------------------------------------------------
Iowa (State of) School Cash Anticipation
  Program; Series 2002 TRAN
  2.75%, 06/20/03(h)                             AAA      Aaa      8,250        8,269,564
=========================================================================================
                                                                               19,069,564
=========================================================================================

KANSAS-0.98%

Johnson (County of) Unified School District
  #229; Unlimited Tax Series 1994 A GO
  6.25%, 10/01/03                                 AA      Aa1      1,180        1,210,416
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

KANSAS-(CONTINUED)

Kansas (State of) Development Finance
  Authority (Village Shalom Obligation
  Group); VRD Series 1998 BB RB (LOC-LaSalle
  National Bank)
  1.15%, 11/15/28(e)(k)                          A-1       --    $ 5,600   $    5,600,000
-----------------------------------------------------------------------------------------
Lenexa (City of) Health Care Facilities
  (Lakeview Village Inc. Project); VRD Series
  2002 B RB (LOC-LaSalle Bank N.A.)
  1.20%, 05/15/32(d)(e)                          A-1       --      7,500        7,500,000
-----------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project); VRD
  Series 2002 B RB (LOC-Bank of America N.A.)
  1.20%, 11/01/18(d)(e)                           --   VMIG-1      3,000        3,000,000
-----------------------------------------------------------------------------------------
Shawnee (County of); Unlimited Refunding &
  Improvement Tax Series 2002 GO
  2.75%, 09/01/03(h)                              --      Aaa      2,980        2,996,808
-----------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); VRD Series 1998
  XI RB (LOC-Bank of America NT & SA)
  1.20%, 08/01/09 (Acquired 02/15/01; Cost
  $3,900,000)(d)(e)(g)                          A-1+       --      3,900        3,900,000
=========================================================================================
                                                                               24,207,224
=========================================================================================

KENTUCKY-3.25%

Kentucky Asset/Liability Commission General
  Fund; Series 2002 A TRAN
  2.75%, 06/26/03                              SP-1+    MIG-1     13,750       13,784,776
-----------------------------------------------------------------------------------------
Kentucky Asset/Liability Commission General
  Fund; Series 2002 B TRAN
  1.30%, 06/26/03(m)                           SP-1+    MIG-1      5,000        5,000,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
KENTUCKY-(CONTINUED)

Kentucky (State of) Area Developing Districts
  Financing Trust (Weekly Acquisition Lease
  Program-Ewing); VRD Series 2000 RB
  (LOC-First Union National Bank)
  1.27%, 06/01/33(d)(e)                          A-1       --    $30,200   $   30,200,000
-----------------------------------------------------------------------------------------
Kentucky (State of) Interlocal School
  Transportation Association; Series 2002
  TRAN
  3.00%, 06/30/03                              SP-1+    MIG-1      5,000        5,016,492
-----------------------------------------------------------------------------------------
Newport (City of) League of Cities Funding
  Trust Lease Program; VRD Series 2002 RB
  (LOC-U.S. Bank N.A.)
  1.20%, 04/01/32(d)(e)                           --   VMIG-1     25,900       25,900,000
=========================================================================================
                                                                               79,901,268
=========================================================================================

LOUISIANA-0.75%

Eagle Tax Exempt Trust (City of New Orleans);
  VRD Series 2000-1801 COP
  1.23%, 12/01/21 (Acquired 10/10/00; Cost
  $6,000,000)(d)(f)(g)                          A-1+       --      6,000        6,000,000
-----------------------------------------------------------------------------------------
Jefferson (Parish of) Industrial Development
  Board (George J Ackel Sr. Project);
  Refunding VRD Series 1986 IDR (LOC-Regions
  Bank)
  1.25%, 12/01/04(d)(e)                           --   VMIG-1      3,440        3,440,000
-----------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Glen Retirement System Project);
  VRD Series 2001 RB (LOC-Amsouth Bank)
  1.40%, 09/01/16 (Acquired 08/15/01; Cost
  $3,700,000)(d)(e)(g)                            --   VMIG-1      3,700        3,700,000
-----------------------------------------------------------------------------------------
Shreveport (City of) Water & Sewer; Refunding
  Series 2002 A RB
  4.00%, 12/01/03(h)                             AAA      Aaa      5,275        5,360,902
=========================================================================================
                                                                               18,500,902
=========================================================================================

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


MAINE-0.33%

Cumberland (County of); Unlimited Tax Series
  2003 TRAN
  2.00%, 11/14/03(l)                              --       --    $ 8,000   $    8,044,124
=========================================================================================

MARYLAND-0.70%

Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD
  Series 1997 C RB (LOC-Branch Banking &
  Trust)
  1.20%, 01/01/27(d)(e)                          A-1       --      3,500        3,500,000
-----------------------------------------------------------------------------------------
Hyattsville (City of) Industrial Development
  (Safeway Inc. Projects); Refunding VRD
  Series 1991 IDR (LOC-Deutsche Bank Trust
  Co. of America)
  1.45%, 06/02/03(b)(e)                         A-1+       --      1,335        1,335,000
-----------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (Associated Projects); VRD Series
  2002 A RB (LOC-Bank of America N.A.)
  1.15%, 12/01/31(d)(e)                         A-1+       --      4,000        4,000,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (Washington Suburban Sanitary
  District); VRD Floating Rate Trust Ctfs.
  Unlimited Tax Series 2000-246 GO
  1.21%, 06/01/09 (Acquired 03/02/00; Cost
  $8,305,000)(d)(f)(g)                            --   VMIG-1      8,305        8,305,000
=========================================================================================
                                                                               17,140,000
=========================================================================================

MASSACHUSETTS-0.10%

Massachusetts (State of); Limited Tax Series
  2001 A BAN
  4.00%, 09/01/03                              SP-1+    MIG-1      1,500        1,518,105
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of) Health & Educational
  Facilities Authority (Faulkner Hospital);
  Refunding Series 1993 C RB
  6.00%, 07/01/03(b)(c)                          NRR      NRR    $ 1,000   $    1,031,923
=========================================================================================
                                                                                2,550,028
=========================================================================================

MICHIGAN-2.61%

Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); VRD Ltd.
  Tax Obligation Series 1998 IDR
  (LOC-Comerica Bank)
  1.20%, 10/01/23(d)(e)(l)                        --       --      9,200        9,200,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Detroit
  School District); VRD Unlimited Tax Series
  2002-6014 Class A COP
  1.23%, 05/01/32 (Acquired 11/06/02; Cost
  $7,105,000)(d)(f)(g)                           A-1       --      7,105        7,105,000
-----------------------------------------------------------------------------------------
First Union Merlots (City of Detroit Sewage
  Disposal System); VRD Series 2001 A112 RB
  1.26%, 07/01/32 (Acquired 10/31/01; Cost
  $4,960,000)(d)(f)(g)                            --   VMIG-1      4,960        4,960,000
-----------------------------------------------------------------------------------------
First Union Merlots (City of Detroit Water
  Supply System); VRD Sr. Lien Series 1999 D
  RB
  1.26%, 07/01/29 (Acquired 01/21/00; Cost
  $10,000,000)(d)(f)(g)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Crittenton Hospital Project);
  Refunding VRD Hospital Series 2002 B RB
  (LOC-Comerica Bank)
  1.20%, 03/01/27(d)(e)                           --   VMIG-1      7,000        7,000,000
-----------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority (Parks of Taylor Apartments
  Project); VRD Multi-Family Series 2002 A RB
  (CEP-Federal National Mortgage Association)
  1.15%, 08/15/32(d)                            A-1+       --      4,135        4,135,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Michigan (State of) Strategic Fund (260 Brown
  St. Associates Project); VRD Convertible
  Ltd. Tax Obligation Series 1985 RB
  (LOC-Comerica Bank)
  1.25%, 10/01/15(e)(j)                           --   VMIG-1    $ 3,380   $    3,380,000
-----------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Detroit
  Symphony); VRD Ltd. Obligation Series 2001
  A RB (LOC-Standard Federal Bank)
  1.15%, 06/01/31(e)(k)                          A-1       --      3,100        3,100,000
-----------------------------------------------------------------------------------------
Oakland (County of) Economic Development
  Corp. (Rochester College Project); VRD Ltd.
  Obligations Series 2001 RB (LOC-Bank One
  Michigan)
  1.25%, 08/01/21(d)(e)                           --   VMIG-1      4,161        4,161,000
-----------------------------------------------------------------------------------------
River Rouge (City of) School District;
  Unlimited Tax Series 1993 GO
  5.63%, 05/01/03(b)(c)                          AAA      Aaa      5,000        5,092,163
-----------------------------------------------------------------------------------------
Southfield (City of) Economic Development
  (Lawrence Tech University Project); VRD
  Series 2001 RB (LOC-Bank One Michigan)
  1.20%, 10/01/31(d)(e)                          A-1       --      6,000        6,000,000
=========================================================================================
                                                                               64,133,163
=========================================================================================

MINNESOTA-5.51%

Golden Valley (City of) Industrial
  Development (Unicare Homes Inc. Project);
  VRD Series 1984 IDR (LOC-Bank of America
  N.A.)
  1.24%, 09/01/14(d)(e)                         A-1+       --      3,900        3,900,000
-----------------------------------------------------------------------------------------
Mankato (City of) (Highland Hills of Mankato
  Project); Refunding VRD Multi-Family
  Housing Series 1997 RB (LOC-U.S. Trust Bank
  N.A.)
  1.20%, 05/01/27(e)(k)                          A-1       --      1,300        1,300,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

Merrill Lynch P-Floats (State of Minnesota);
  Unlimited Tax Series 2003 PT-752 GO
  1.05%, 09/04/03 (Acquired 03/06/03; Cost
  $11,665,000)(b)(f)(g)                          A-1       --    $11,665   $   11,665,000
-----------------------------------------------------------------------------------------
Minneapolis (City of) (Minnehaha Academy
  Project); VRD Series 2001 RB (LOC-Firstar
  Bank N.A.)
  1.25%, 05/01/26(e)(k)(l)                        --       --      2,500        2,500,000
-----------------------------------------------------------------------------------------
Minnesota (State of); Unlimited Tax Series
  1995 GO
  5.00%, 08/01/03                                AAA      Aaa      1,300        1,316,185
-----------------------------------------------------------------------------------------
Minnesota (State of); Unlimited Tax Series
  1999 GO
  4.75%, 08/01/03                                AAA      Aaa      2,000        2,023,239
-----------------------------------------------------------------------------------------
Minnesota (State of) School Districts Tax and
  Aid Anticipation Borrowing Ctfs. Program;
  Aid Anticipation Notes Series 2002 A COP
  2.25%, 08/20/03                                 --    MIG-1     20,000       20,056,819
-----------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Commercial Paper Notes
  1.00%, Series 2000B 04/09/03                  A-1+       --     20,500       20,500,000
-----------------------------------------------------------------------------------------
  1.00%, Series 2000C 05/14/03                  A-1+       --      9,500        9,500,000
-----------------------------------------------------------------------------------------
  1.00%, Series 2001C 05/15/03                  A-1+       --      8,000        8,000,000
-----------------------------------------------------------------------------------------
  1.00%, Series 2000C 05/19/03                  A-1+       --     10,900       10,900,000
-----------------------------------------------------------------------------------------
  1.00%, Series 2001A 05/20/03                  A-1+       --     15,000       15,000,000
-----------------------------------------------------------------------------------------
  1.05%, Series 2001B 06/11/03                  A-1+   VMIG-1     10,600       10,600,000
-----------------------------------------------------------------------------------------
Roseville (City of) Health Care Facilities
  (Presbyterian Homes Project); Refunding VRD
  Series 2002 RB (LOC-U.S. Bank N.A.)
  1.20%, 10/01/29(e)(k)                           --   VMIG-1      1,140        1,140,000
-----------------------------------------------------------------------------------------
Roseville (City of) Private School Facilities
  (Northwestern College Project); VRD Series
  2002 RB (LOC-M&I Bank)
  1.20%, 11/01/22(e)(k)                           --   VMIG-1      3,725        3,725,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

MINNESOTA-(CONTINUED)

St. Paul (City of) Housing and Redevelopment
  Authority (Science Museum of Minnesota);
  VRD Series 1997 A RB (LOC-First Interstate
  Bank)
  1.20%, 05/01/27(d)(e)                           --   VMIG-1    $13,160   $   13,160,000
=========================================================================================
                                                                              135,286,243
=========================================================================================

MISSISSIPPI-1.09%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water
  & Sewer); VRD Multistate Non-AMT Series
  2002-22 Ctfs.
  1.65%, 09/10/03 (Acquired 10/03/02; Cost
  $9,995,000)(b)(f)(g)                            --   VMIG-1      9,995        9,995,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (State of
  Mississippi); VRD Unlimited Tax Series
  2002-6018 A COP
  1.23%, 11/01/22 (Acquired 11/20/02; Cost
  $3,200,000)(d)(f)(g)                          A-1+       --      3,200        3,200,000
-----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A
  RB (LOC-Bank One Louisiana)
  1.20%, 11/01/18(d)(e)                          A-1       --      4,600        4,600,000
-----------------------------------------------------------------------------------------
University of Mississippi Educational
  Building Corp. (Campus Improvements
  Project); VRD Series 2000 RB
  1.22%, 10/01/20(d)(h)                           --   VMIG-1      8,900        8,900,000
=========================================================================================
                                                                               26,695,000
=========================================================================================

MISSOURI-1.83%

Independence (City of) Industrial Development
  Authority (Groves and Graceland Project);
  VRD Development Series 1997 A IDR
  (LOC-Dexia Credit Local)
  1.15%, 11/01/27(e)(k)                         A-1+       --      3,100        3,100,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

Kansas (City of) Industrial Development
  Authority (Baptist Health System); VRD
  Hospital Series 1988 A IDR (LOC-Bank of
  America N.A.)
  1.25%, 08/01/18(d)(e)                           --   VMIG-1    $ 2,705   $    2,705,000
-----------------------------------------------------------------------------------------
Kansas (City of) Industrial Development
  Authority (Cloverset Apartments Project);
  Refunding VRD Multi-Family Housing Series
  2002 IDR (CEP-Federal National Mortgage
  Association)
  1.15%, 09/15/32(d)                              --   VMIG-1      4,440        4,440,000
-----------------------------------------------------------------------------------------
Kansas (City of) Industrial Development
  Authority (Research Health Services
  System); Refunding VRD Series 1985 IDR
  1.20, 04/15/15(h)(k)                          A-1+   VMIG-1      1,200        1,200,000
-----------------------------------------------------------------------------------------
Missouri (State of) Environmental Improvement
  & Energy Resource Authority; (Monsanto Co.
  Project); Refunding VRD Pollution Control
  Series 1993 IDR
  1.15%, 06/01/23(d)                              --      P-1      2,500        2,500,000
-----------------------------------------------------------------------------------------
Missouri (State of) Health and Educational
  Facilities Authority (Assemblies of God
  College Project); VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.15%, 05/01/26(d)(e)                           --   VMIG-1      6,800        6,800,000
-----------------------------------------------------------------------------------------
Missouri (State of) Health and Educational
  Facilities Authority (Drury College);
  Refunding Educational Facilities Series
  1999 RB (LOC-Mercantile Bank N.A.)
  1.20%, 08/15/24(e)(k)                           --   VMIG-1      9,755        9,755,000
-----------------------------------------------------------------------------------------
Missouri (State of) Health and Educational
  Facilities Authority (Missouri Valley
  College); Refunding VRD Educational
  Facilities Series 2001 RB (LOC-U.S. Bank
  N.A.)
  1.20%, 10/01/31(e)(k)                          A-1       --      2,880        2,880,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

MISSOURI-(CONTINUED)

Missouri (State of) Health and Educational
  Facilities Authority (Rockhurst
  University); VRD Educational Facilities
  Series 2002 RB (LOC-Bank of America N.A.)
  1.15%, 11/01/32(e)(k)                         A-1+       --    $ 3,000   $    3,000,000
-----------------------------------------------------------------------------------------
St. Louis (City of) Airport; Series 2000 RB
  6.13%, 07/01/03(b)(c)                          NRR      NRR      3,500        3,578,977
-----------------------------------------------------------------------------------------
St. Louis (City of) Regional Convention &
  Sports Complex Authority; Series 1991 C RB
  7.90%, 08/15/03(b)(c)                          AAA      Aaa      2,005        2,051,695
-----------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Friendship Village of South
  County); VRD Series 2002 B IDR (LOC-LaSalle
  Bank N.A.)
  1.20%, 09/01/22(d)(e)                          A-1       --      2,915        2,915,000
=========================================================================================
                                                                               44,925,672
=========================================================================================

MONTANA-0.38%

Great Falls (City of) Industrial Development
  Authority (Safeway Inc. Project); Refunding
  VRD Series 1991 IDR (LOC-Deutsche Bank
  A.G.)
  1.45%, 06/02/03(b)(e)                         A-1+       --      1,230        1,230,000
-----------------------------------------------------------------------------------------
Havre (City of) Industrial Development
  (Safeway Inc. Project); Refunding Series
  1991 IDR (LOC-Deutsche Bank A.G.)
  1.45%, 06/02/03(b)(e)                         A-1+       --      1,130        1,130,000
-----------------------------------------------------------------------------------------
Montana (State of) Facilities Financing
  Authority (Mission Ridge Project); VRD
  Series 2002 RB (LOC-LaSalle Bank N.A.)
  1.20%, 08/01/27(d)(e)(i)                        --       --      7,000        7,000,000
=========================================================================================
                                                                                9,360,000
=========================================================================================


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

NEBRASKA-2.33%

American Public Energy Agency (Nebraska
  Public Gas Agency Project); Series 1998 C
  RB
  3.80%, 09/01/03(h)                             AAA      Aaa    $ 3,350   $    3,383,352
-----------------------------------------------------------------------------------------
Nebhelp Inc; VRD Multimode Series 1985 A RB
  1.20%, 12/01/15(d)(h)                         A-1+   VMIG-1      5,995        5,995,000
-----------------------------------------------------------------------------------------
Nebhelp Inc; VRD Multimode Series 1985 B RB
  1.20%, 12/01/15(d)(h)                         A-1+   VMIG-1      3,590        3,590,000
-----------------------------------------------------------------------------------------
Nebhelp Inc; VRD Multimode Series 1985 D RB
  1.20%, 12/01/15(d)(h)                         A-1+   VMIG-1      4,865        4,865,000
-----------------------------------------------------------------------------------------
Nebhelp Inc; VRD Multimode Series 1985 E RB
  1.20%, 12/01/15(d)(h)                         A-1+   VMIG-1     27,335       27,335,000
-----------------------------------------------------------------------------------------
Nebraska (State of) Educational Finance
  Authority (Creighton University Project);
  VRD Series 2003 RB
  1.15%, 03/01/33(h)(k)                           --   VMIG-1      5,000        5,000,000
-----------------------------------------------------------------------------------------
Nebraska (State of) Public Power District;
  Refunding General Series 1998 A RB
  5.25%, 01/01/04(h)                             AAA      Aaa      7,000        7,204,177
=========================================================================================
                                                                               57,372,529
=========================================================================================

NEVADA-0.30%

ABN AMRO Munitops Ctfs. Trust (County of
  Washoe); Refunding VRD Ltd. Tax Series
  2001-24 Single Asset Trust Ctfs.
  1.23%, 07/01/09 (Acquired
  06/21/01-11/19/02; Cost
  $5,500,000)(d)(f)(g)                            --   VMIG-1      5,500        5,500,000
-----------------------------------------------------------------------------------------
Las Vegas (City of); Ltd. Tax Sewer & Flood
  Control Series 2001 GO
  5.00%, 04/01/03(h)                             AAA      Aaa      2,000        2,000,000
=========================================================================================
                                                                                7,500,000
=========================================================================================

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


NEW HAMPSHIRE-0.22%

Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (New Hampshire Higher
  Education & Health Facilities Authority);
  Refunding VRD Series 2003-772 RB
  1.21%, 01/01/17 (Acquired 01/22/03; Cost
  $5,475,000)(d)(f)(g)                           A-1       --    $ 5,475   $    5,475,000
=========================================================================================

NEW MEXICO-1.57%

New Mexico (State of); Series 2002 TRAN
  2.25%, 06/30/03                              SP-1+    MIG-1      9,000        9,023,217
-----------------------------------------------------------------------------------------
New Mexico (State of); Series 2002 TRAN
  3.00%, 06/30/03                              SP-1+    MIG-1     16,000       16,058,249
-----------------------------------------------------------------------------------------
New Mexico (State of); Series 2002 A TRAN
  2.50%, 06/30/03                              SP-1+    MIG-1      5,000        5,015,973
-----------------------------------------------------------------------------------------
New Mexico (State of) Commission on Tax; Sr.
  Sub Lien Series 2000 A RB
  5.50% 06/15/03                                 AA+      Aa2      1,000        1,009,215
-----------------------------------------------------------------------------------------
New Mexico (State of) Commission on Tax; Sr.
  Sub Lien Series 2001 A RB
  4.75% 06/15/03                                 AA+      Aa2      6,000        6,045,186
-----------------------------------------------------------------------------------------
New Mexico (State of) Hospital Equipment Loan
  Council (Dialysis Clinic Inc. Project); VRD
  Series 2000 RB (LOC-SunTrust Bank N.A.)
  1.30%, 07/01/25(d)(e)                           --   VMIG-1      1,390        1,390,000
=========================================================================================
                                                                               38,541,840
=========================================================================================

NORTH CAROLINA-3.71%

Coastal Regional Solid Waste Management
  Authority; Refunding Solid Waste Disposal
  System Series 1999 RB
  4.00%, 06/01/03(h)                             AAA      Aaa      1,000        1,004,840
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Financing Agency (Elon College); Refunding
  VRD Series 2001 A RB (LOC-Bank of America
  N.A.)
  1.15%, 01/01/14(d)(e)(i)                        --       --    $ 9,520   $    9,520,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (NCA&T University
  Foundation); VRD Housing Facilities Series
  2001 RB (LOC-First Union National Bank)
  1.25%, 07/01/32(d)(e)                           --   VMIG-1     18,990       18,990,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (Wolfpack Club Project);
  Refunding VRD Series 2002 RB (LOC-Bank of
  America N.A.)
  1.20%, 04/01/12(d)(e)(i)                        --       --     23,500       23,500,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Educational
  Facilities Financing Agency (Gaston Day
  School); VRD Educational Facilities Series
  2000 RB (LOC-Bank of America N.A.)
  1.15%, 07/01/20(d)(e)(i)                        --       --      3,090        3,090,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Community Health Care Facilities (Cleveland
  Regional Medical Center Project); VRD
  Series 2001 RB (LOC-Bank of America N.A.)
  1.20%, 01/01/18(d)(e)(i)                        --       --     28,865       28,865,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Community Hospital (Duke University
  Hospital Project);
  VRD Series 1985 B RB
  1.27%, 06/01/15(d)                             A-1   VMIG-1      2,000        2,000,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 C RB
  1.27%, 06/01/15(d)                             A-1   VMIG-1      3,120        3,120,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 D RB
  1.27%, 06/01/15(d)                             A-1   VMIG-1      1,000        1,000,000
=========================================================================================
                                                                               91,089,840
=========================================================================================

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


OHIO-5.25%

Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project);
  Refunding & Improvement VRD Series 2001 RB
  (LOC-National City Bank)
  1.17%, 12/01/21(d)(e)                           --   VMIG-1    $12,075   $   12,075,000
-----------------------------------------------------------------------------------------
Cincinnati (City of) School District; Ltd.
  School Improvement Tax Series 2002 GO
  2.00%, 06/01/03(h)                             AAA      Aaa      1,000        1,001,247
-----------------------------------------------------------------------------------------
Cleveland Heights (City of); Unlimited Tax
  Series 2003 BAN
  2.00%, 03/18/04(l)                              --       --      2,705        2,728,139
-----------------------------------------------------------------------------------------
Columbus (City of); Unlimited Tax Series
  1996-1 GO
  1.10%, 12/01/17(d)                            A-1+   VMIG-1      2,000        2,000,000
-----------------------------------------------------------------------------------------
Cuyahoga (County of) Continuing Care
  Facilities; Refunding VRD Series 1999 RB
  (LOC-LaSalle National Bank)
  1.15%, 02/01/29(d)(e)                         A-1+       --     21,385       21,385,000
-----------------------------------------------------------------------------------------
Delaware (County of) Industrial Development
  (Radiation Sterilizers); VRD Series 1984
  IDR (LOC-American National Bank)
  1.20%, 12/01/04(e)(j)                          A-1       --      1,300        1,300,000
-----------------------------------------------------------------------------------------
Franklin (County of) (Children's Hospital);
  Refunding VRD Hospital Series 2002
  1.14%, 11/01/25(d)(h)                           --   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------
Franklin (County of) (Doctors OhioHealth
  Corp.); VRD Hospital Series 1998 B RB
  (LOC-National City Bank)
  1.20%, 12/01/28(d)(e)                           --   VMIG-1      6,300        6,300,000
-----------------------------------------------------------------------------------------
Kent State University; General Receipts
  Series 1998 B RB
  3.75%, 05/01/03(h)                             AAA      Aaa      1,010        1,011,707
-----------------------------------------------------------------------------------------
Kettering (City of) School District;
  Refunding Unlimited School Improvement Tax
  Series 2003 GO
  2.50%, 12/01/03                                AA-      Aa3      4,925        4,973,068
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Kettering (City of) School District;
  Unlimited Tax Series 2002 BAN
  2.00%, 06/25/03                              SP-1+    MIG-1    $15,000   $   15,029,827
-----------------------------------------------------------------------------------------
Lorain (County of) (Elyria United Methodist
  Village); Refunding VRD Hospital Series
  1996 B RB (LOC-Bank One N.A.)
  1.17%, 06/01/12(d)(e)                          A-1   VMIG-1      5,505        5,505,000
-----------------------------------------------------------------------------------------
Lorain (County of) (EMH Regional Medical
  Center Project); VRD Hospital Facilities
  Series 2001 RB (LOC-National City Bank)
  1.20%, 05/01/26(d)(e)(l)                        --       --     15,800       15,800,000
-----------------------------------------------------------------------------------------
Lorain (County of) Independent Living
  Facilities (Elyria United Methodist
  Project); VRD Series 1999 RB (LOC-Bank One
  N.A.)
  1.17%, 06/01/25(d)(e)                          A-1       --      9,640        9,640,000
-----------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group); VRD Series
  2002 B RB (LOC-Fifth Third Bank)
  1.17%, 12/01/27(d)(e)                           --   VMIG-1      7,500        7,500,000
-----------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  VRD Hospital Improvement Series 1990 RB
  (LOC-Bank One N.A.)
  1.22%, 08/01/20(d)(e)                          A-1       --      4,340        4,340,000
-----------------------------------------------------------------------------------------
Ohio (State of) Building Authority (Adult
  Correctional Building Fund); State
  Facilities Series 1993 A RB
  6.13%, 10/01/03(b)(c)                          AAA      Aa2      1,750        1,829,092
-----------------------------------------------------------------------------------------
Ohio (State of) Economic Development (Sysco
  Food Services-Cleveland); Refunding Series
  1991 RB
  6.60%, 12/01/03                                AA-       --      1,675        1,727,318
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Ohio (State of) Water Development Authority
  (Timken Co. Project); Refunding VRD Series
  1993 RB (LOC-Wachovia Bank of Georgia)
  1.20%, 05/01/07(d)(e)                          A-1       --    $ 2,200   $    2,200,000
-----------------------------------------------------------------------------------------
Plain (City of) School District; Unlimited
  Tax Series 2003 GO
  2.00%, 12/01/03(h)                             AAA      Aaa      1,540        1,549,345
-----------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial
  Hospital); VRD Series 2002 RB (LOC-Bank One
  N.A.)
  1.17%, 05/01/17(d)(e)                           --   VMIG-1      6,635        6,635,000
-----------------------------------------------------------------------------------------
Solon (City of) (Fire Station); Ltd. Tax
  Series 2002 BAN
  2.00%, 12/11/03(l)                              --       --      2,275        2,285,462
-----------------------------------------------------------------------------------------
Upper Arlington (City of); Series 2002 A BAN
  2.00%, 11/20/03                                 --    MIG-1      1,265        1,269,134
=========================================================================================
                                                                              129,084,339
=========================================================================================

OKLAHOMA-1.34%

Oklahoma (State of) Development Financing
  Authority (Capitol Dome Project); VRD
  Series 2001 RB (LOC-Bank of America N.A.)
  1.25%, 06/01/11(d)(e)                         A-1+       --      5,275        5,275,000
-----------------------------------------------------------------------------------------
Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Project); Refunding
  VRD Multi-Family Series 2000 RB
  (CEP-Federal National Mortgage Association)
  1.17%, 07/15/30(d)                            A-1+       --     27,695       27,695,000
=========================================================================================
                                                                               32,970,000
=========================================================================================

OREGON-1.14%

Lane (County of) School District #4 (J.
  Eugene); Unlimited Tax Series 2002 GO
  2.00%, 07/01/03(h)                              --      Aaa      1,190        1,191,620
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
OREGON-(CONTINUED)

Metro (Region of) (Open Spaces Program);
  Unlimited Tax Series 1995 C GO
  5.25%, 09/01/03(b)(c)                          AA+      Aa1    $ 2,000   $    2,073,875
-----------------------------------------------------------------------------------------
Multnomah (County of); Ltd. Series 2002 TRAN
  2.50%, 06/30/03                                 --    MIG-1     20,000       20,041,192
-----------------------------------------------------------------------------------------
Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Quatama Crossing LLC Housing Project); VRD
  Series 1998 RB (LOC-U.S. Bank N.A.)
  1.20%, 01/01/31(d)(e)                           --   VMIG-1      2,000        2,000,000
-----------------------------------------------------------------------------------------
Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Sacred Heart Medical Center); VRD Series
  1998 A RB (LOC-U.S. Bank N.A.)
  1.15%, 11/01/28(d)(e)                          A-1       --      1,700        1,700,000
-----------------------------------------------------------------------------------------
Portland (Community of) College District;
  Series 2003 TRAN
  2.00%, 11/28/03                                 --    MIG-1      1,000        1,006,186
=========================================================================================
                                                                               28,012,873
=========================================================================================

PENNSYLVANIA-2.59%

ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building
  Authority); VRD Non-AMT Series 2001-30
  Ctfs.
  1.20%, 09/01/09 (Acquired 10/31/02; Cost
  $5,000,000)(d)(f)(g)                            --   VMIG-1      5,000        5,000,000
-----------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Carnegie Museums of Pittsburgh);
  VRD Series 2002 IDR (LOC-Citizens Bank of
  Pennsylvania)
  1.20%, 08/01/32(d)(e)                           --   VMIG-1      3,000        3,000,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Berks (County of) Industrial Development
  Authority (Lutheran Services Northeast);
  Refunding VRD Health Care Series 1998 A IDR
  1.17%, 01/01/28(d)(h)                           --   VMIG-1    $12,680   $   12,680,000
-----------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial
  and Commercial Development Authority
  (Asbury Villas Project); Refunding VRD
  Series 2000 B IDR (LOC-LaSalle Bank N.A.)
  1.20%, 12/01/30(d)(e)                          A-1       --      2,000        2,000,000
-----------------------------------------------------------------------------------------
Delaware (County of) Industrial Development
  Authority (Scott Paper Co.); VRD Solid
  Waste Series 1984 B IDR (CEP-Kimberly-Clark
  Corp.)
  1.15%, 12/01/18(d)                             A-1       --      1,000        1,000,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Delaware Valley
  Regional); VRD Series 2001-3801 COP
  1.23%, 08/01/28 (Acquired
  06/04/01-09/06/02; Cost
  $8,900,000)(d)(f)(g)                          A-1+       --      8,900        8,900,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Commonwealth of
  Pennsylvania); VRD Series 1994-3802 COP
  1.23%, 05/01/07 (Acquired 01/29/03; Cost
  $1,295,000)(d)(f)(g)                          A-1+       --      1,295        1,295,000
-----------------------------------------------------------------------------------------
Easton (City of) Area Joint Sewer Authority;
  Refunding Series 1993 RB
  6.20%, 04/01/03(b)(c)                          NRR      NRR      1,000        1,000,000
-----------------------------------------------------------------------------------------
First Union Merlots (City of Scranton &
  County of Lackawanna Health & Welfare
  Authority); VRD Series 2002 A-18 RB
  1.26%, 03/01/15 (Acquired 03/22/02; Cost
  $3,305,000)(d)(f)(g)                            --   VMIG-1      3,305        3,305,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital
  Obligation); VRD Health Care Series 2000
  IDR
  1.25%, 12/01/24(d)(h)                          A-1       --    $ 5,345   $    5,345,000
-----------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Coop); VRD
  Pollution Control Series 1984 IDR
  (LOC-Rabobank Nederland)
  1.05%, 10/01/14(e)(j)                         A-1+       --      7,080        7,080,000
-----------------------------------------------------------------------------------------
Pennsylvania Intergovernmental Coop Authority
  (City of Philadelphia Funding Program);
  Refunding Special Tax Series 1993 RB
  5.35%, 06/15/03(b)(c)                          AAA      Aaa      9,390        9,463,277
-----------------------------------------------------------------------------------------
Washington (County of) Authority (Higher
  Education Pooled Equipment Lease Program);
  VRD Series 1985 RB (LOC-First Union
  National Bank)
  1.25%, 11/01/05(d)(e)                           --   VMIG-1      3,500        3,500,000
=========================================================================================
                                                                               63,568,277
=========================================================================================

RHODE ISLAND-0.27%

Rhode Island (State of) Health & Education
  Building Corp. (Jewish Services Agency of
  Rhode Island); VRD Health Facilities Series
  2002 RB (LOC-Bank of New York)
  1.15%, 12/01/32(d)(e)                         A-1+       --      6,750        6,750,000
=========================================================================================

SOUTH CAROLINA-2.27%

Eagle Tax Exempt Trust (State of South
  Carolina Public Service Authority); VRD
  Series 2000-4001 Class A COP
  1.23%, 01/01/22 (Acquired
  09/08/00-01/11/01; Cost
  $10,100,000)(d)(f)(g)                         A-1+       --     10,100       10,100,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

SOUTH CAROLINA-(CONTINUED)

First Union Merlots (State of South Carolina
  Public Service Authority); VRD Series 2000
  L RB
  1.26%, 01/01/22 (Acquired
  02/25/00-10/24/02; Cost
  $11,590,000)(d)(f)(g)                           --   VMIG-1    $11,590   $   11,590,000
-----------------------------------------------------------------------------------------
Lexington (County of) School District #001;
  Unlimited Tax Series 2002 TAN
  1.75%, 04/15/03                                 --    MIG-1      9,000        9,001,676
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of South Carolina
  Transportation Infrastructure); VRD
  Floating Rate Trust Ctfs. Series 2002-728
  RB
  1.21%, 10/01/22 (Acquired 11/13/02; Cost
  $7,185,000)(d)(f)(g)                           A-1       --      7,185        7,185,000
-----------------------------------------------------------------------------------------
Richland (County of) School District #002;
  Unlimited Tax Series 2002 GO
  2.00%, 05/01/03                                AA+      Aa1      7,000        7,003,925
-----------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Private Nonprofit
  Institutions (Allen University Project);
  Refunding VRD Series 1998 RB (LOC-Bank of
  America N.A.)
  1.20%, 09/01/18 (Acquired
  03/27/01-07/30/02; Cost
  $2,940,000)(d)(e)(g)                          A-1+       --      2,940        2,940,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Private Nonprofit
  Institutions (Morris College Project); VRD
  Series 1997 RB (LOC-Bank of America N.A.)
  1.20%, 07/01/17 (Acquired
  07/30/02-01/29/03; Cost
  $2,400,000)(d)(e)(g)                          A-1+       --      2,400        2,400,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs Economic
  Development Authority (Carolina Children's
  Home Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.15%, 03/01/23(d)(e)                           --   VMIG-1    $ 2,500   $    2,500,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Jobs Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  1.20%, 09/01/18 (Acquired
  07/23/02-01/29/03; Cost
  $2,990,000)(d)(e)(g)                          A-1+       --      2,990        2,990,000
=========================================================================================
                                                                               55,710,601
=========================================================================================

TENNESSEE-5.18%

Blount (County of) Public Building Authority
  (Local Government Public Improvements); VRD
  Series 2001 A-1-B RB
  1.20%, 06/01/22(h)(k)                           --   VMIG-1      1,975        1,975,000
-----------------------------------------------------------------------------------------
Clarksville (City of) Public Building
  Authority (Tennessee Municipal Bond Fund);
  VRD Pooled Funding RB (LOC-Bank of America
  N.A.)
  1.15%, Series 1997 11/01/27 (Acquired
    12/26/02-03/27/03; Cost
    $4,034,000)(d)(e)(g)                          --   VMIG-1      4,034        4,034,000
-----------------------------------------------------------------------------------------
  1.15%, Series 1999 06/01/29 (Acquired
    01/03/03-03/27/03; Cost
    $19,800,000)(d)(e)(g)                         --   VMIG-1     19,800       19,800,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chattanooga);
  VRD Series 2000-4202 COP
  1.23%, 10/01/27 (Acquired
  10/10/00-05/30/01; Cost
  $14,040,000)(d)(f)(g)                         A-1+       --     14,040       14,040,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Hamilton (County of) Industrial Development
  Board (Trade Center Hotel Associates #2);
  Refunding VRD Series 1998 B IDR (LOC-Mellon
  Bank N.A.)
  1.25%, 09/01/16(d)(e)                           --   VMIG-1    $ 1,997   $    1,997,250
-----------------------------------------------------------------------------------------
Hamilton (County of) Industrial Development
  Board (Trade Center Hotel Associates #4);
  Refunding VRD Series 1998 D IDR (LOC-Mellon
  Bank N.A.)
  1.25%, 09/01/16(d)(e)                           --   VMIG-1      3,328        3,327,750
-----------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; VRD
  Wastewater Systems Series 2002 RB
  1.15%, 12/01/22(d)(h)                           --   VMIG-1     12,300       12,300,000
-----------------------------------------------------------------------------------------
Jackson (City of) Health & Educational
  Facilities Board (Trinity Christian
  Academy); Refunding VRD Educational
  Facilities Series 2002 RB (LOC-Amsouth
  Bank)
  1.40%, 03/01/22(d)(e)                           --   VMIG-1      5,400        5,400,000
-----------------------------------------------------------------------------------------
Knoxville (City of) Utilities Board (Gas
  System); VRD Series 2000 RB
  1.15%, 01/15/05(h)(k)                         A-1+   VMIG-1      7,485        7,485,000
-----------------------------------------------------------------------------------------
Knoxville (City of) Utilities Board (Water
  System); VRD Series 2000 RB
  1.15%, 01/15/05(h)(k)                         A-1+   VMIG-1      9,575        9,575,000
-----------------------------------------------------------------------------------------
Metropolitan Government of Nashville and
  Davidson Counties Health and Educational
  Facilities Board (Meharry Medical College
  Project); Refunding VRD Series 1998 RB
  (LOC-NationsBank N.A.)
  1.15%, 08/01/18 (Acquired 12/02/02; Cost
  $8,755,000)(d)(e)(g)(i)                         --       --      8,755        8,755,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Montgomery (County of) Public Building
  Authority (Tennessee County Loan Pool); VRD
  Pooled Funding Government Obligation Series
  1995 RB (LOC-Bank of America N.A.)
  1.15%, 03/01/25 (Acquired 04/30/02; Cost
  $7,240,000)(d)(e)(g)                          A-1+       --    $ 7,240   $    7,240,000
-----------------------------------------------------------------------------------------
Montgomery (County of) Public Building
  Authority (Tennessee County Loan Pool); VRD
  Pooled Funding Series 2002 RB (LOC-Bank of
  America N.A.)
  1.20%, 04/01/32(e)(k)                           --   VMIG-1      4,100        4,100,000
-----------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement); RB
  1.15%, VRD Series 1995 B-2 06/01/06(d)(h)       --   VMIG-1      2,115        2,115,000
-----------------------------------------------------------------------------------------
  1.15%, VRD Series 1995 A 06/01/15(d)(h)         --   VMIG-1      5,890        5,890,000
-----------------------------------------------------------------------------------------
  1.15%, VRD Series 1997 II E-5
    06/01/17(d)(h)                                --   VMIG-1      1,020        1,020,000
-----------------------------------------------------------------------------------------
  1.15%, VRD Series 1997 II F-1
    06/01/17(d)(h)                                --   VMIG-1      1,475        1,475,000
-----------------------------------------------------------------------------------------
  1.15%, VRD Series 1999 II A-1
    06/01/24(d)(h)                                --   VMIG-1      5,300        5,300,000
-----------------------------------------------------------------------------------------
Shelby (County of) Health, Education &
  Housing Facilities Board (Briarcrest
  Christian School); VRD Educational
  Facilities Series 2002 RB (LOC-SunTrust
  Bank)
  1.15%, 04/01/22(d)(e)                           --   VMIG-1     11,500       11,500,000
=========================================================================================
                                                                              127,329,000
=========================================================================================

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


TEXAS-11.49%

ABN AMRO Munitops Ctfs. Trust (City of
  Leander Independent School District);
  Refunding Unlimited Multistate Non-AMT
  Series 2002-16 Ctfs.
  1.55%, 08/20/03 (Acquired 08/29/02; Cost
  $5,395,000)(b)(f)(g)                            --   VMIG-1    $ 5,395   $    5,395,000
-----------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (Panhandle Pooled Health Care); Refunding
  VRD Series 1985 RB (LOC-Banque Paribas)
  1.40%, 05/31/25(d)(e)                           --   VMIG-1      4,502        4,502,000
-----------------------------------------------------------------------------------------
Austin (City of) Utility Systems; Combined
  Series 1988 RB
  7.75%, 05/15/03(b)(c)                          AAA      Aaa      1,000        1,007,388
-----------------------------------------------------------------------------------------
Belton (City of) Independent School District;
  Unlimited Tax Series 1993 GO (CEP-Texas
  Permanent School Fund)
  5.20%, 08/15/03(b)(c)                          AAA      Aaa      2,175        2,206,801
-----------------------------------------------------------------------------------------
Brownsville (City of) Utility Systems;
  Refunding VRD Sub Lien Series 2003 A RB
  1.05%, 09/01/27(d)(h)                         A-1+   VMIG-1      6,585        6,585,000
-----------------------------------------------------------------------------------------
Carroll (City of) Independent School
  District; Refunding Unlimited Tax Series
  2003 GO (CEP-Texas Permanent School Fund)
  2.50%, 02/15/04                                AAA      Aaa      3,075        3,111,053
-----------------------------------------------------------------------------------------
Coastal Bend Health Facilities Development
  Corp. (Incarnate Word Health Services); VRD
  Series 1998 B RB
  1.22%, 08/15/28(d)(h)                        SP-1+   VMIG-1      1,400        1,400,000
-----------------------------------------------------------------------------------------
Dallas (City of); Ltd. Equipment Acquisition
  Contractual Obligation Series 2002
  2.00%, 08/15/03                                AAA      Aaa      2,240        2,244,993
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston
  Airport); VRD Series 2000-4307 COP
  1.23%, 07/01/28 (Acquired
  11/15/00-02/20/01; Cost
  $15,750,000)(d)(f)(g)                         A-1+       --     15,750       15,750,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (City of Houston Water
  & Sewer); VRD Series 974305 COP
  1.23%, 12/01/27 (Acquired 04/27/99; Cost
  $14,005,000)(d)(f)(g)                         A-1+       --    $14,005   $   14,005,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Water
  & Sewer System); VRD Series 2002-6019 Class
  A COP
  1.23%, 12/01/30 (Acquired 11/13/02; Cost
  $8,910,000)(d)(f)(g)                          A-1+       --      8,910        8,910,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County); VRD
  Series 2002-6012 Class A COP
  1.23%, 08/15/30 (Acquired 11/20/02; Cost
  $1,580,000)(d)(f)(g)                          A-1+       --      1,580        1,580,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
  Road); VRD Series 2001-4305 COP
  1.23%, 08/01/14 (Acquired 05/08/01; Cost
  $7,390,000)(d)(f)(g)                          A-1+       --      7,390        7,390,000
-----------------------------------------------------------------------------------------
First Union Merlots (Harris County);
  Refunding VRD Series 2003 B16 RB
  1.26%, 08/15/25 (Acquired 02/19/03; Cost
  $3,015,000)(d)(f)(g)                            --   VMIG-1      3,015        3,015,000
-----------------------------------------------------------------------------------------
First Union Merlots (University of Texas);
  Refunding VRD Series 2003 B14 RB
  1.24%, 08/15/22 (Acquired 01/29/03; Cost
  $4,600,000)(d)(f)(g)                            --   VMIG-1      4,600        4,600,000
-----------------------------------------------------------------------------------------
Garland (City of) Health Care Facilities
  Development Corp. (Chambrel Club Hill);
  Refunding VRD Multi-Family Housing Series
  2002 RB (CEP-Federal National Mortgage
  Association)
  1.15%, 11/15/32(d)                            A-1+       --      6,500        6,500,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding VRD
  Multi-Family Housing Series 1993 RB
  (CEP-General Electric Capital Corp.)
  1.20%, 06/01/10(d)                            A-1+       --    $ 2,700   $    2,700,000
-----------------------------------------------------------------------------------------
Gulf Coast Waste Disposal Authority (Houston
  Light & Power Co.); Refunding Series 1993
  RB
  4.90%, 12/01/03(h)                             AAA      Aaa      1,000        1,025,381
-----------------------------------------------------------------------------------------
Harris (County of); Refunding Unlimited Tax
  Series 1993 GO
  4.60%, 10/01/03                                AA+      Aa1      1,995        2,027,516
-----------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Series 1999 A RB
  4.50%, 10/01/03                                 AA      Aa2      1,000        1,016,696
-----------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (Amoco Corp. Project); Pollution
  Control Series 1985 IDR
  1.60%, 05/01/03(b)                            A-1+      P-1      5,000        5,000,000
-----------------------------------------------------------------------------------------
Houston (City of); Series A Commercial Paper
  Notes
  1.00%, 05/21/03                                A-1      P-1     18,000       18,000,000
-----------------------------------------------------------------------------------------
Houston (City of) Independent School
  District; Ltd. Asbestos Abatement Series
  2000 GO
  5.00%, 07/15/03                                 AA      Aa3      1,000        1,010,081
-----------------------------------------------------------------------------------------
Lehman Brothers Floating Rate Trust (Harris
  County); VRD Unlimited Tax Series 2000 N1-
  Reg D GO
  1.27%, 08/01/03 (Acquired 09/01/00; Cost
  $3,700,000)(d)(f)(g)                            --   VMIG-1      3,700        3,700,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited VRD Tax Series 2003 PT-1690 GO
  1.21%, 08/15/10 (Acquired 02/20/03; Cost
  $4,990,000)(d)(f)(g)                            --   VMIG-1      4,990        4,990,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Merrill Lynch P-Floats (Harris County
  Hospital District); VRD Series 2002 PT-665
  RB
  1.21%, 08/15/08 (Acquired 10/02/02; Cost
  $5,935,000)(d)(f)(g)                          A-1+       --    $ 5,935   $    5,935,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of Texas Affordable
  Housing Corp.); VRD Floating Rate Trust
  Ctfs. Series 2003-780 RB
  1.21%, 09/01/22 (Acquired 02/19/03; Cost
  $2,500,000)(d)(f)(g)                            --   VMIG-1      2,500        2,500,000
-----------------------------------------------------------------------------------------
Northside Independent School District;
  Unlimited Tax Series 2002 B GO (CEP-Texas
  Permanent School Fund)
  1.27%, 08/01/03                              SP-1+   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Port of Houston Authority-Harris (County of);
  Refunding Series 2002 RB
  5.00%, 05/01/03(h)                             AAA      Aaa      1,000        1,002,723
-----------------------------------------------------------------------------------------
Round Rock (City of) Independent School
  District; Unlimited Tax Series 1998 GO
  (CEP-Texas Permanent School Fund)
  6.50%, 08/01/03                                AAA      Aaa        960          975,775
-----------------------------------------------------------------------------------------
San Antonio (City of) Education Facilities
  Corp (Trinity University); Refunding Higher
  Education Series 2002 RB
  1.15%, 06/01/33(k)                            A-1+       --     15,000       15,000,000
-----------------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas System;
  Series A Commercial Paper Notes
  1.08%, 05/22/03                               A-1+      P-1     32,200       32,200,000
-----------------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas System;
  Series 1997 RB
  6.00%, 02/01/04                                AA+      Aa1      2,270        2,363,122
-----------------------------------------------------------------------------------------
Shenandoah (City of) Health Facilities
  (Southwood Ltd I Project); VRD Series 1984
  RB (LOC-Bank of America N.A.)
  1.27%, 12/01/14(d)(e)(l)                        --       --      3,200        3,200,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); VRD Series
  1997 RB (LOC-Bank of America N.A.)
  1.20%, 01/01/18(d)(e)                         A-1+       --    $12,800   $   12,800,000
-----------------------------------------------------------------------------------------
Tarrant (County of) Housing Finance Corp.
  (Gateway Apartments); VRD Multi-Family
  Housing Series 2003 RB (CEP-Federal
  National Mortgage Association)
  1.20%, 02/15/36(d)                              --   VMIG-1      7,550        7,550,000
-----------------------------------------------------------------------------------------
Texas (State of); Series 2002 TRAN
  2.75%, 08/29/03                              SP-1+    MIG-1     55,000       55,286,338
-----------------------------------------------------------------------------------------
Texas A&M University; Refunding Financing
  Systems Series 2001 A RB
  4.00%, 05/15/03                                AA+      Aa1      1,355        1,359,365
-----------------------------------------------------------------------------------------
Trinity River Industrial Development
  Authority (Radiation Sterilizers); VRD
  Series 1985 IDR (LOC-American National Bank
  & Trust)
  1.20%, Series 1985 A 11/01/05(e)(j)            A-1       --      1,900        1,900,000
-----------------------------------------------------------------------------------------
  1.20%, Series 1985 B 11/01/05(e)(j)            A-1       --      2,450        2,450,000
=========================================================================================
                                                                              282,194,232
=========================================================================================

UTAH-0.84%

Davis (County of) Housing Authority (Fox
  Creek Apartments); Refunding VRD
  Multi-Family Housing Series 1997 A RB
  (LOC-Bank One Arizona N.A.)
  1.22%, 08/15/27(d)(e)                          A-1       --      4,240        4,240,000
-----------------------------------------------------------------------------------------
First Union Merlots (Intermountain Power
  Agency); VRD Series 2002 A59 RB
  1.26%, 07/01/10 (Acquired 10/23/02; Cost
  $7,300,000)(d)(f)(g)                            --   VMIG-1      7,300        7,300,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
UTAH-(CONTINUED)

Merrill Lynch P-Floats (City of Murray
  Hospital Revenue); VRD Series 2002 PA-1066
  RB
  1.21%, 05/15/22 (Acquired
  10/02/02-10/18/02; Cost
  $5,995,000)(d)(f)(g)                           A-1       --    $ 5,995   $    5,995,000
-----------------------------------------------------------------------------------------
Salt Lake City (City of) Industrial
  Development (Parkview Plaza Associates);
  VRD Series 1984 IDR (LOC-Bank One Arizona
  N.A.)
  1.22%, 12/01/14(d)(e)                          A-1       --      2,175        2,175,000
-----------------------------------------------------------------------------------------
Sevier (County of) School District; Refunding
  Unlimited Tax Series 1983 GO
  9.20%, 05/01/03(c)                             AAA      Aaa      1,000        1,006,577
=========================================================================================
                                                                               20,716,577
=========================================================================================

VERMONT-0.11%

Vermont (State of) Student Assistance Corp.;
  VRD Student Loan Series 1985 RB (LOC-State
  Street Bank & Trust Co.)
  1.10%, 01/01/04(e)(j)                           --   VMIG-1      2,640        2,640,000
=========================================================================================

VIRGINIA-0.50%

Chesapeake (City of) Hospital Authority
  (Chesapeake General Hospital); VRD Hospital
  Facilities Series 2001 B RB (LOC-SunTrust
  Bank)
  1.20%, 07/01/31(d)(e)                         A-1+       --      1,545        1,545,000
-----------------------------------------------------------------------------------------
Norfolk (City of) (Sentara Health System);
  Commercial Paper Notes
  1.00%, 04/08/03                               A-1+      P-1      5,500        5,500,000
-----------------------------------------------------------------------------------------
Virginia (State of) Transportation Board
  (U.S. Route 58 Corridor Development
  Program); Series 1993 B RB
  5.50%, 05/15/03(b)(c)                          AA+      Aa1      3,000        3,076,413
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

VIRGINIA-(CONTINUED)

Virginia (State of) Transportation Board
  (U.S. Route 58 Corridor Development
  Program); Series 1993 B RB
  5.63%, 05/15/03(b)(c)                          AA+      Aa1    $ 2,000   $    2,051,254
=========================================================================================
                                                                               12,172,667
=========================================================================================

WASHINGTON-5.16%

ABN AMRO Munitops Ctfs. Trust (King County);
  Refunding VRD Ltd. Tax Multistate Non-AMT
  Series 2001-1 Ctfs.
  1.23%, 07/01/06 (Acquired 01/04/01; Cost
  $10,000,000)(d)(f)(g)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington);
  VRD Series 984701 COP
  1.23%, 05/01/18 (Acquired 07/20/00; Cost
  $14,400,000)(d)(f)(g)                         A-1+       --     14,400       14,400,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Supply Systems Project No. 2);
  VRD Series 964703 Class A COP
  1.23%, 07/01/11 (Acquired 05/02/01; Cost
  $5,870,000)(d)(f)(g)                          A-1+       --      5,870        5,870,000
-----------------------------------------------------------------------------------------
Everett (City of); Ltd. VRD Tax Series 2001
  GO (LOC-Bank of America N.A.)
  1.20%, 12/01/21(d)(e)(i)                        --       --      2,600        2,600,000
-----------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series A Commercial Paper Notes (LOC-Bank
  of America N.A.)
  1.05%, 05/27/03                               A-1+       --     11,300       11,300,000
-----------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank
  of America N.A.)
  1.20%, 02/15/21(d)(e)                           --   VMIG-1     10,150       10,150,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); VRD
  Series 1998 IDR (LOC-U.S. Bank Trust N.A.)
  1.20%, 04/01/23(d)(e)                           --   VMIG-1    $ 4,110   $    4,110,000
-----------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; VRD Special
  Revenue Series 1999 A RB (LOC-U.S. Bank
  N.A.)
  1.20%, 12/01/19(d)(e)                           --   VMIG-1     11,800       11,800,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Energy Northwest);
  Refunding VRD Series 2001 PA-846 RB
  1.22%, 01/01/10 (Acquired
  10/02/02-12/04/02; Cost
  $3,800,000)(d)(f)(g)                           A-1       --      3,800        3,800,000
-----------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); VRD Series 1997
  RB (LOC-Bank of America NT & SA)
  1.20%, 01/01/27(d)(e)                         A-1+   VMIG-1     12,705       12,705,000
-----------------------------------------------------------------------------------------
Port Seattle (City of) Industrial Development
  Corp. (Sysco Food Services Project);
  Refunding VRD Series 1994 IDR
  1.30%, 11/01/25(d)                            A-1+   VMIG-1      4,710        4,710,000
-----------------------------------------------------------------------------------------
Port Vancouver (City of) (United Grain Corp);
  Refunding VRD Series 1984-84A IDR (LOC-Bank
  of America NT & SA)
  1.15%, 12/01/09(d)(e)                         A-1+      P-1      1,200        1,200,000
-----------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); VRD Low Income Housing
  Assistance Series 1994 B RB (LOC-U.S. Bank
  of Washington)
  1.20%, 05/01/19(d)(e)                          A-1       --      2,525        2,525,000
-----------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD
  Series 1995 RB (LOC-U.S. Bank N.A.)
  1.20%, 12/01/15(d)(e)                          A-1       --      2,870        2,870,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Snohomish (County of) Public Utility District
  #001; Refunding VRD Generation Systems
  Series 2002 A-2 RB
  1.10%, 12/01/19(d)(h)                         A-1+   VMIG-1    $19,900   $   19,900,000
-----------------------------------------------------------------------------------------
Spokane (City of) Regional Solid Waste
  Management System; Refunding Series 2003 RB
  5.00%, 12/01/03(h)                             AAA      Aaa      1,000        1,025,786
-----------------------------------------------------------------------------------------
Vancouver (City of) Housing Authority
  (Village Park Apartments Project); VRD
  Housing Series 2000 RB (LOC-U.S. Bank N.A.)
  1.20%, 11/02/05(d)(e)                          A-1       --      1,515        1,515,000
-----------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); VRD Series 2000 RB (LOC-Bank of
  America N.A.)
  1.20%, 07/01/30(d)(e)                           --   VMIG-1      1,250        1,250,000
-----------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project #2); Refunding
  Series 1998 A RB
  5.00%, 07/01/03                                AA-      Aa1      5,000        5,049,869
=========================================================================================
                                                                              126,780,655
=========================================================================================

WEST VIRGINIA-0.45%

West Virginia (State of) Hospital Finance
  Authority (Cabell Huntington Project);
  Refunding VRD Series 2002 A-1 RB (LOC-Bank
  One West Virginia)
  1.20%, 05/01/13(d)(e)                           --   VMIG-1     11,000       11,000,000
=========================================================================================

WISCONSIN-1.71%

Dane (County of); Refunding Unlimited Tax
  Series 2002 A GO
  3.00%, 06/01/03                                 --      Aaa      2,600        2,607,862
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Franklin Community Development Authority
  (Indian Community School-Milwaukee); VRD
  Series 2002 RB (LOC-Bank One Wisconsin)
  1.20%, 07/01/22(d)(e)                           --   VMIG-1    $ 7,000   $    7,000,000
-----------------------------------------------------------------------------------------
Kimberly (City of) (Fox Cities YMCA Project);
  VRD Series 2002 RB (LOC-M&I Marshall &
  Ilsley)
  1.25%, 04/01/32(d)(e)                           --   VMIG-1      2,480        2,480,000
-----------------------------------------------------------------------------------------
Menomonee Falls (City of); Unlimited Tax
  Promissory Notes Series 2002 GO
  3.10%, 06/01/03                                 --      Aa3      6,000        6,011,330
-----------------------------------------------------------------------------------------
New Berlin (City of); Unlimited Promissory
  Notes Tax Series 1996 A GO
  4.50%, 12/01/03                                 --      Aa2      1,115        1,138,607
-----------------------------------------------------------------------------------------
Wind Point (City of) (The Johnson Foundation
  Project); VRD Series 2000 RB (LOC-Harris
  Trust & Savings Bank)
  1.20%, 09/01/35(d)(e)                         A-1+       --      4,700        4,700,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of); Unlimited Tax Series
  1992 C GO
  6.20%, 05/01/03(b)(c)                          NRR      Aaa    $ 3,000   $    3,011,951
-----------------------------------------------------------------------------------------
  6.25%, 05/01/03(b)(c)                          NRR      Aaa      1,000        1,004,024
-----------------------------------------------------------------------------------------
Wisconsin (State of) Health and Educational
  Facilities Authority (Sinai Samaritan
  Medical Center); VRD Series 1994 A RB
  (LOC-M&I Bank)
  1.20%, 09/01/19(d)(e)                          A-1       --      3,938        3,938,000
-----------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
  Flow Management Program; Series 2002 B-2
  COP
  2.00%, 10/30/03                                 --    MIG-1     10,000       10,041,390
=========================================================================================
                                                                               41,933,164
=========================================================================================
TOTAL INVESTMENTS-101.59% (Cost
  $2,495,716,522)                                                           2,495,716,522
_________________________________________________________________________________________
=========================================================================================
OTHER ASSETS LESS LIABILITIES-(1.59)%                                         (39,154,633)
_________________________________________________________________________________________
=========================================================================================
NET ASSETS-100.00%                                                         $2,456,561,889
_________________________________________________________________________________________
=========================================================================================

Investment Abbreviations:

AMT       - Alternative Minimum Tax
BAN       - Bond Anticipation Notes
CEP       - Credit Enhancement Provider
COP       - Certificates of Participation
Ctfs      - Certificates
GO        - General Obligation
IDR       - Industrial Development Revenue Bonds
LOC       - Letter of Credit
Ltd.      - Limited
Merlots   - Municipal Exempt Receipts Liquidity Optional Tender
P-Floats  - Puttable Floating Option Tax-Exempt Receipts
Putters   - Puttable Tax Exempt Receipts
RAC       - Revenue Anticipation Certificates
RAN       - Revenue Anticipation Notes
RB        - Revenue Bonds
RN        - Revenue Notes
Sr.       - Senior
TAN       - Tax Anticipation Notes
TRAN      - Tax and Revenue Anticipation Notes
VRD       - Variable Rate Demand Notes

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (i) below. NRR indicates a security that is not re-rated subsequent to funding of a segregated escrow fund held by a bank custodian; this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Auditors.
(b) Security has an irrevocable call or mandatory put. Par value and maturity date reflect such call or put.
(c) Advance refunded, secured by an escrow fund of U.S. Treasury obligations.
(d) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined weekly. Rate shown is the rate in effect on 03/31/03.
(e) Principal and interest payments are guaranteed by the letter of credit agreement.

(f) Certificates of participation involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term rate reset periodically.
(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 03/31/03 was $569,609,000, which represented 23.19% of the Fund's net assets. Of these securities, 1.51% of the Fund's net assets are considered to be illiquid.
(h) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Corp., Financial Security Assurance, Inc., or MBIA Insurance Corp.
(i) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(j) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined monthly. Rate shown is the rate in effect on 03/31/03.
(k) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined daily. Rate shown is the rate in effect on 03/31/03.
(l) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(m) Interest rates are redetermined weekly. Rate shown is the rate in effect on 03/31/03.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2003

ASSETS:

Investments, at market value (amortized cost)              $ 2,495,716,522
--------------------------------------------------------------------------
Cash                                                             8,968,354
--------------------------------------------------------------------------
Receivables for:
  Investments sold                                               3,570,368
--------------------------------------------------------------------------
  Interest                                                       9,430,203
--------------------------------------------------------------------------
Investment for deferred compensation plan                           56,648
--------------------------------------------------------------------------
Other assets                                                       128,734
==========================================================================
     Total assets                                            2,517,870,829
__________________________________________________________________________
==========================================================================


LIABILITIES:

Payables for:
  Investments purchased                                         58,963,669
--------------------------------------------------------------------------
  Dividends                                                      1,925,227
--------------------------------------------------------------------------
  Deferred compensation plan                                        56,648
--------------------------------------------------------------------------
Accrued distribution fees                                          143,249
--------------------------------------------------------------------------
Accrued transfer agent fees                                         57,554
--------------------------------------------------------------------------
Accrued operating expenses                                         162,593
==========================================================================
     Total liabilities                                          61,308,940
==========================================================================
Net assets applicable to shares outstanding                $ 2,456,561,889
__________________________________________________________________________
==========================================================================


NET ASSETS:

Institutional Class                                        $ 1,321,224,224
--------------------------------------------------------------------------
Private Investment Class                                   $   227,832,108
--------------------------------------------------------------------------
Personal Investment Class                                  $    16,991,476
--------------------------------------------------------------------------
Cash Management Class                                      $   617,683,087
--------------------------------------------------------------------------
Reserve Class                                              $    12,653,310
--------------------------------------------------------------------------
Resource Class                                             $   260,177,684
__________________________________________________________________________
==========================================================================


CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class:
  Authorized                                                16,600,000,000
--------------------------------------------------------------------------
  Outstanding                                                1,321,195,429
__________________________________________________________________________
==========================================================================
Private Investment Class:
  Authorized                                                 1,100,000,000
--------------------------------------------------------------------------
  Outstanding                                                  227,821,785
__________________________________________________________________________
==========================================================================
Personal Investment Class:
  Authorized                                                 1,100,000,000
--------------------------------------------------------------------------
  Outstanding                                                   16,988,671
__________________________________________________________________________
==========================================================================
Cash Management Class:
  Authorized                                                 6,100,000,000
--------------------------------------------------------------------------
  Outstanding                                                  617,684,687
__________________________________________________________________________
==========================================================================
Reserve Class:
  Authorized                                                 1,100,000,000
--------------------------------------------------------------------------
  Outstanding                                                   12,651,486
__________________________________________________________________________
==========================================================================
Resource Class:
  Authorized                                                 1,100,000,000
--------------------------------------------------------------------------
  Outstanding                                                  260,178,111
__________________________________________________________________________
==========================================================================
Net asset value and offering price per share for each
  class                                                    $          1.00
__________________________________________________________________________
==========================================================================


STATEMENT OF OPERATIONS

For the year ended March 31, 2003

INVESTMENT INCOME:

Interest                                     $ 32,573,822
=========================================================

EXPENSES:

Advisory fees                                   4,842,836
---------------------------------------------------------
Administrative services fees                      424,158
---------------------------------------------------------
Custodian fees                                    105,463
---------------------------------------------------------
Distribution fees:
  Private Investment Class                        948,969
---------------------------------------------------------
  Personal Investment Class                       109,817
---------------------------------------------------------
  Cash Management Class                           451,886
---------------------------------------------------------
  Reserve Class                                   163,436
---------------------------------------------------------
  Resource Class                                  426,165
---------------------------------------------------------
Transfer agent fees                               405,005
---------------------------------------------------------
Directors' fees                                    22,851
---------------------------------------------------------
Other                                             386,462
=========================================================
    Total expenses                              8,287,048
=========================================================
Less: Fees waived                              (1,820,178)
=========================================================
    Net expenses                                6,466,870
=========================================================
Net investment income                          26,106,952
=========================================================
Net realized gain (loss) from investment
  securities                                      (25,175)
=========================================================
Net increase in net assets resulting from
  operations                                 $ 26,081,777
_________________________________________________________
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2003 and 2002

                                                                   2003              2002
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   26,106,952    $   30,654,351
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (25,175)           49,753
==============================================================================================
    Net increase in net assets resulting from operations          26,081,777        30,704,104
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (17,031,877)      (22,419,192)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,818,359)       (3,180,546)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (93,454)         (439,500)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (4,920,342)       (3,004,510)
----------------------------------------------------------------------------------------------
  Reserve Class                                                      (64,630)         (264,155)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (2,178,290)       (1,346,448)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                             82,192,016       309,095,270
----------------------------------------------------------------------------------------------
  Private Investment Class                                        48,742,626        37,137,251
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       11,894,107         4,372,127
----------------------------------------------------------------------------------------------
  Cash Management Class                                          297,170,515       304,845,825
----------------------------------------------------------------------------------------------
  Reserve Class                                                   (5,545,385)        2,327,048
----------------------------------------------------------------------------------------------
  Resource Class                                                 122,868,778       121,845,326
==============================================================================================
    Net increase in net assets                                   557,297,482       779,672,600
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,899,264,407     1,119,591,807
==============================================================================================
  End of year                                                 $2,456,561,889    $1,899,264,407
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $2,456,603,662    $1,899,281,005
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                       (41,773)          (16,598)
==============================================================================================
                                                              $2,456,561,889    $1,899,264,407
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

March 31, 2003


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES


Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, AIM receives a monthly fee with respect to the Fund at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to limit Fund operating expenses (excluding distribution and service fees paid pursuant to the Rule 12b-1 plans, interest, taxes, director's fees, federal registration fees, extraordinary items and indirect expenses resulting from expense offset arrangements, if any) to 0.22%. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. For the year ended March 31, 2003, AIM waived fees of $1,111,258.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended March 31, 2003, AIM was paid $424,158 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2003, AFS retained $337,409 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. The Fund may pay a service fee up to 0.25% of the average daily net assets of each Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equal to the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the year ended March 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $474,484, $78,536, $361,509, $135,892 and $340,932, respectively, after FMC waived Plan fees of $708,920.

    Certain officers and directors of the Fund are officers of AIM, FMC, and/or AFS.

    During the year ended March 31, 2003, the Fund paid legal fees of $7,079 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. The Fund did not borrow or lend under the facility during the year ended March 31, 2003.


NOTE 5--CAPITAL STOCK

The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Changes in capital stock outstanding during the years ended March 31, 2003 and 2002 were as follows:

                                                                         2003                                 2002
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                       9,993,613,813    $ 9,993,613,813     7,241,807,989    $ 7,241,807,989
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    366,327,891        366,327,891       373,567,962        373,567,962
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    49,022,061         49,022,061       410,703,599        410,703,599
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     3,773,086,548      3,773,086,548     1,363,378,123      1,363,378,123
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               179,359,417        179,359,417       204,218,294        204,218,294
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              962,309,593        962,309,593       403,486,783        403,486,783
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                           4,749,313          4,749,313         2,929,243          2,929,243
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      1,254,023          1,254,023         2,271,450          2,271,450
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                        14,703             14,703           375,657            375,657
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         4,134,190          4,134,190         2,058,372          2,058,372
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                    71,043             71,043           286,448            286,448
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                2,003,975          2,003,975         1,244,055          1,244,055
=================================================================================================================================
Reacquired:
  Institutional Class                                      (9,916,171,110)    (9,916,171,110)   (6,935,641,962)    (6,935,641,962)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   (318,839,288)      (318,839,288)     (338,702,161)      (338,702,161)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   (37,142,657)       (37,142,657)     (406,707,129)      (406,707,129)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    (3,480,050,223)    (3,480,050,223)   (1,060,590,670)    (1,060,590,670)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              (184,975,845)      (184,975,845)     (202,177,694)      (202,177,694)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             (841,444,790)      (841,444,790)     (282,885,512)      (282,885,512)
=================================================================================================================================
                                                              557,322,657    $   557,322,657       779,622,847    $   779,622,847
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the year ended March 31, 2003 and 2002 were as follows:

                                                                 2003           2002
----------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income-tax exempt                                  $26,106,952    $30,654,351
________________________________________________________________________________________
========================================================================================


Tax Components of Capital:

As of March 31, 2003, the components of capital on a tax basis were as follows:

Undistributed ordinary income-tax exempt                      $      129,482
----------------------------------------------------------------------------
Unrealized appreciation (depreciation) investments                   (10,353)
----------------------------------------------------------------------------
Temporary book/tax differences                                      (129,482)
----------------------------------------------------------------------------
Capital loss carryforward                                            (31,420)
----------------------------------------------------------------------------
Capital (par value and additional paid-in)                     2,456,603,662
============================================================================
                                                              $2,456,561,889
____________________________________________________________________________
============================================================================


  The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales. Cost of investments for tax purposes is $2,495,726,875.

  Temporary book/tax differences are primarily a result of timing differences for recognition of directors' deferral of compensation and retirement plan expenses.

  The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD
--------------------------------------------------------------------------
March 31, 2004                                                  $16,322
--------------------------------------------------------------------------
March 31, 2011                                                   15,098
==========================================================================
Total capital loss carryforward                                 $31,420
__________________________________________________________________________
==========================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Cash Management Class outstanding throughout the periods indicated.


                                                                                CASH MANAGEMENT CLASS
                                                           ---------------------------------------------------------------
                                                                                                           JANUARY 4, 1999
                                                                                                           (DATE SALES
                                                                       YEAR ENDED MARCH 31,                COMMENCED) TO
                                                           --------------------------------------------    MARCH 31,
                                                             2003           2002       2001       2000        1999
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   1.00       $   1.00    $  1.00    $ 1.00        $ 1.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.01           0.02       0.04      0.03          0.01
--------------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                 (0.01)         (0.02)     (0.04)    (0.03)        (0.01)
==========================================================================================================================
Net asset value, end of period                             $   1.00       $   1.00    $  1.00    $ 1.00        $ 1.00
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(a)                                                1.14%          2.08%      3.87%     3.23%         0.64%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $617,683       $320,502    $15,668    $6,178        $7,139
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                             0.30%(b)       0.30%      0.28%     0.28%         0.28%(c)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                          0.37%(b)       0.38%      0.39%     0.39%         0.38%(c)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of net investment income to average net assets           1.12%(b)       1.92%      3.76%     3.17%         3.08%(c)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $451,886,135.
(c)  Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of Cash Reserve Portfolio
And the Board of Directors of AIM Tax-Free Investment Co.:

We have audited the accompanying statement of assets and liabilities of Cash Reserve Portfolio (a portfolio of AIM Tax-Free Investments Co.), including the schedule of investments, as of March 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through March 31, 2000 were audited by other auditors whose report dated May 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cash Reserve Portfolio as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States..

Houston, Texas                        /s/ ERNST & YOUNG LLP
May 5, 2003

OTHER INFORMATION

DIRECTORS AND OFFICERS

As of January 1, 2003

The address of each director and officer of AIM Tax-Free Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            DIRECTOR AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)
COMPANY                            SINCE            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
------------------------------------------------------------------------------------------------------
   Robert H. Graham(1) -- 1946     1985             Director and Chairman, A I M Management Group Inc.
   Director, Chairman and                           (financial services holding company); and Director
   President                                        and Vice Chairman, AMVESCAP PLC (parent of AIM and
                                                    a global investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); and Director and Chairman,
                                                    A I M Capital Management, Inc. (registered
                                                    investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), A I M Fund Services,
                                                    Inc., (registered transfer agent), and Fund
                                                    Management Company (registered broker dealer)
------------------------------------------------------------------------------------------------------
   Mark H. Williamson(2) -- 1951   2003             Director, President and Chief Executive Officer,
   Director and Executive Vice                      A I M Management Group Inc. (financial services
   President                                        holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer), Director and Chairman, A I M Fund
                                                    Services, Inc. (registered transfer agent), and
                                                    Fund Management Company (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman and Chief Executive
                                                    Officer, INVESCO Funds Group, Inc.; and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
------------------------------------------------------------------------------------------------------

   INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------
   Frank S. Bayley -- 1939         2001             Of Counsel, law firm of Baker & McKenzie
   Director
------------------------------------------------------------------------------------------------------
   Bruce L. Crockett -- 1944       1992             Chairman, Crockett Technology Associates
   Director                                         (technology consulting company)
------------------------------------------------------------------------------------------------------
   Albert R. Dowden -- 1941        2000             Director, Magellan Insurance Company; Member of
   Director                                         Advisory Board of Rotary Power International
                                                    (designer, manufacturer, and seller of rotary
                                                    power engines); and Director, The Boss Group
                                                    (private equity group)
                                                    Formerly: Director, President and Chief Executive
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
------------------------------------------------------------------------------------------------------
   Edward K. Dunn, Jr. -- 1935     1998             Formerly: Chairman, Mercantile Mortgage Corp.;
   Director                                         President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
------------------------------------------------------------------------------------------------------
   Jack M. Fields -- 1952          1997             Chief Executive Officer, Twenty First Century
   Director                                         Group, Inc. (government affairs company) and
                                                    Texana Timber LP
------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE         OTHER DIRECTORSHIP(S)
COMPANY                           HELD BY DIRECTOR
--------------------------------  -------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------
   Robert H. Graham(1) -- 1946    None
   Director, Chairman and
   President
------------------------------------------------------------------------------------------------------
   Mark H. Williamson(2) -- 1951  Director, Chairman, President
   Director and Executive Vice    and Chief Executive Officer,
   President                      INVESCO Bond Funds, Inc.,
                                  INVESCO Combination Stock &
                                  Bond Funds, Inc., INVESCO
                                  Counselor Series Funds, Inc.,
                                  INVESCO Global and
                                  International Funds, Inc.,
                                  INVESCO Manager Series Funds,
                                  Inc., INVESCO Money Market
                                  Funds, Inc., INVESCO Sector
                                  Funds, Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series Funds, Inc.
                                  and INVESCO Variable Investment
                                  Funds, Inc.
------------------------------------------------------------------------------------------------------

   INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------
   Frank S. Bayley -- 1939        Badgley Funds, Inc. (registered
   Director                       investment company)
------------------------------------------------------------------------------------------------------
   Bruce L. Crockett -- 1944      ACE Limited (insurance
   Director                       company); and Captaris, Inc.
                                  (unified messaging provider)
------------------------------------------------------------------------------------------------------
   Albert R. Dowden -- 1941       Cortland Trust, Inc.
   Director                       (registered investment company)
------------------------------------------------------------------------------------------------------
   Edward K. Dunn, Jr. -- 1935    None
   Director
------------------------------------------------------------------------------------------------------
   Jack M. Fields -- 1952         Administaff
   Director
------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

(2) Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company. Mr. Williamson became Executive Vice President of the Company on March 4, 2003.

As of January 1, 2003

The address of each director and officer of AIM Tax-Free Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             DIRECTOR AND/      PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE COMPANY   OR OFFICER SINCE   DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------

   INDEPENDENT DIRECTORS
---------------------------------------------------------------------------------------------------------
   Carl Frischling -- 1937          1992               Partner, law firm of Kramer Levin Naftalis and
   Director                                            Frankel LLP
---------------------------------------------------------------------------------------------------------
   Prema Mathai-Davis -- 1950       1998               Formerly: Chief Executive Officer, YWCA of the USA
   Director
---------------------------------------------------------------------------------------------------------
   Lewis F. Pennock -- 1942         1992               Partner, law firm of Pennock & Cooper
   Director
---------------------------------------------------------------------------------------------------------
   Ruth H. Quigley -- 1935          2001               Retired
   Director
---------------------------------------------------------------------------------------------------------
   Louis S. Sklar -- 1939           1992               Executive Vice President, Hines (real estate
   Director                                            development company)
---------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
---------------------------------------------------------------------------------------------------------
   Gary T. Crum(3) -- 1947          1985               Director and President, A I M Capital Management,
   Senior Vice President                               Inc.; Director and Executive Vice President, A I M
                                                       Management Group Inc.; Director and Senior Vice
                                                       President, A I M Advisors, Inc.; and Director,
                                                       A I M Distributors, Inc. and AMVESCAP PLC
---------------------------------------------------------------------------------------------------------
   Stuart W. Coco -- 1955           1992               Managing Director and Chief Research
   Vice President                                      Officer -- Fixed Income, A I M Capital Management,
                                                       Inc.; and Vice President, A I M Advisors, Inc.
---------------------------------------------------------------------------------------------------------
   Melville B. Cox -- 1943          1992               Vice President and Chief Compliance Officer, A I M
   Vice President                                      Advisors, Inc. and A I M Capital Management, Inc.;
                                                       and Vice President, A I M Fund Services, Inc.
---------------------------------------------------------------------------------------------------------
   Karen Dunn Kelley -- 1960        1992               Managing Director and Chief Cash Management
   Vice President                                      Officer, A I M Capital Management, Inc.; Director
                                                       and President, Fund Management Company; and Vice
                                                       President, A I M Advisors, Inc.
---------------------------------------------------------------------------------------------------------
   Edgar M. Larsen(3) -- 1940       2002               Vice President, A I M Advisors, Inc., and
   Vice President                                      President, Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital Management, Inc.
---------------------------------------------------------------------------------------------------------
   Dana R. Sutton -- 1959           1988               Vice President and Fund Treasurer, A I M Advisors,
   Vice President and Treasurer                        Inc.
---------------------------------------------------------------------------------------------------------
   Nancy L. Martin(4) -- 1957       2003               Vice President, A I M Advisors, Inc.; and Vice
   Secretary                                           President and General Counsel, A I M Capital
                                                       Management, Inc.
---------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE COMPANY  HELD BY DIRECTOR
---------------------------------  -------------------------------

   INDEPENDENT DIRECTORS
---------------------------------------------------------------------------------------------------------
   Carl Frischling -- 1937         Cortland Trust, Inc.
   Director                        (registered investment company)
---------------------------------------------------------------------------------------------------------
   Prema Mathai-Davis -- 1950      None
   Director
---------------------------------------------------------------------------------------------------------
   Lewis F. Pennock -- 1942        None
   Director
---------------------------------------------------------------------------------------------------------
   Ruth H. Quigley -- 1935         None
   Director
---------------------------------------------------------------------------------------------------------
   Louis S. Sklar -- 1939          None
   Director
---------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
---------------------------------------------------------------------------------------------------------
   Gary T. Crum(3) -- 1947         N/A
   Senior Vice President
---------------------------------------------------------------------------------------------------------
   Stuart W. Coco -- 1955          N/A
   Vice President
---------------------------------------------------------------------------------------------------------
   Melville B. Cox -- 1943         N/A
   Vice President
---------------------------------------------------------------------------------------------------------
   Karen Dunn Kelley -- 1960       N/A
   Vice President
---------------------------------------------------------------------------------------------------------
   Edgar M. Larsen(3) -- 1940      N/A
   Vice President
---------------------------------------------------------------------------------------------------------
   Dana R. Sutton -- 1959          N/A
   Vice President and Treasurer
---------------------------------------------------------------------------------------------------------
   Nancy L. Martin(4) -- 1957      N/A
   Secretary
---------------------------------------------------------------------------------------------------------

(3) Information is current as of January 10, 2003.

(4) Ms. Martin became secretary of the Company on April 1, 2003.

The Statement of Additional Information of the Company includes additional information about the Fund's Directors and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Ernst & Young LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               5 Houston Center
Houston, TX 77046               Suite 100                       Suite 100                       1401 McKinney
                                Houston, TX 77046               Houston, TX 77046-1173          Suite 1200
                                                                                                Houston, TX 77010

COUNSEL TO THE FUND             COUNSEL TO THE DIRECTORS        TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       A I M Fund Services, Inc.       Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   100 Church Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          New York, NY 10286
Philadelphia, PA 19103          New York, NY 10022

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2003.

AIM Tax-Free Cash Reserve Fund Cash Management Class paid ordinary dividends in the amount of $0.0114 per share during its tax year ended March 31, 2003. Of this amount, 100.00% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the appropriate Form 1099-DIV.

                         ANNUAL REPORT / MARCH 31, 2003

                        TAX-FREE INVESTMENTS CO. (TFIC)

                             CASH RESERVE PORTFOLIO

                              INSTITUTIONAL CLASS

                                  [COVER IMAGE]

                       [AIM INVESTMENTS LOGO APPEARS HERE]

                                 --Servicemark--


This report may be distributed only to current shareholders or to persons who have received a current prospectus.

TFIC-AR-1

[AIM INVESTMENTS LOGO APPEARS HERE]
         --Servicemark--



                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This letter and the financial pages that follow provide an
ROBERT H.           annual report for the Institutional Class of the Cash
GRAHAM]             Reserve Portfolio of Tax-Free Investments Company, a money market fund investing in short-term municipal bonds of the highest credit ratings. The safety of money market funds is well known, and your portfolio continues to provide safety, liquidity and a positive return on your investment. Several factors influence the rate of that return.

                       For the first seven months of the fund's fiscal year, the
                    federal funds rate remained at 1.75%. On November 6, 2002, the Federal Reserve Board's Federal Open Market Committe
                    (FOMC) lowered the rate to 1.25%, the lowest the rate had been in 41 years. As of March 31, 2003, the FOMC had met three times since lowering the rate in November and left the rate unchanged. By calendar-year-end 2002, the yield on the
10-year Treasury note had fallen to 3.83%. While the federal funds rate does not mandate the rates offered on municipal bonds, the low-interest-rate environment resulting from the federal funds rate, as well as the overall economic climate itself, affects all fixed income investing.

   The job market was comparatively weak throughout the period, yet consumer spending remained relatively strong. Consumer confidence declined, yet auto and home sales reached near-record levels because of dealer incentives and low mortgage rates. The growth in the gross domestic product (GDP) seesawed. For the second quarter of 2002 it was 1.3%, and in the third quarter, growth accelerated to 4.0%. For the fourth quarter, growth declined to 1.4%.

   Equity investors continued to be daunted by corporations missing earnings estimates and the warnings of such misses. Weakness in the job market and other signals of a weak economy, continued high volatility and the prolonged bear market in equities resulted in stock market avoidance. The flight to quality--investors moving money into safer, more liquid investments--continued throughout the period. Money market funds, government bond funds and short-term bond funds are traditionally known as safe havens.

   All of these factors--low interest rates, the economic climate and the flight to quality--resulted in low yields for money market investments.

FUND PROVIDES SAFETY, LIQUIDITY AND COMPETITIVE YIELD

For the one-year period ended March 31, 2003, Cash Reserve Portfolio, Institutional Class, maintained its competitive position, as shown in the table. Had the advisor not waived fees, performance would have been lower. Net assets of the Institutional Class of the portfolio stood at $1.32 billion at the close of the reporting period.

================================================================================

YIELDS AS OF 3/31/03

                                                MONTHLY        SEVEN-DAY
                                                 YIELD           YIELD

Cash Reserve Portfolio,                          0.97%            1.00%
Institutional Class

iMoneyNet Tax-Free Money                         0.79%            0.82%
Fund Averages Institutions Only--Trademark--

iMoneyNet All Tax-Free Money                     0.62%            0.65%
Fund Averages--Trademark--

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. iMoneyNet, Inc. All Tax-Free Money Fund Average consists of 523 funds that invest in short-term municipal securities, which are exempt from federal taxation. The Institutions Only category consists of funds that invest in tax-exempt obligations, including state and municipal authorities.

================================================================================

                                                                     (continued)

         The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch ICBA. Fund ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure, and management. AIM Investments is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

         Cash Reserve Portfolio seeks to generate as high a level of federally tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The portfolio invests solely in "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940.

         An investment in a money market fund is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

CLOSING REMARKS

We hope you find this report informative. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,


/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

================================================================================

MONTHLY YIELD COMPARISON

12 months ended 3/31/03 (Yields are monthly yields for the month-ends shown.)

                                  (LINE GRAPH)

                                             iMONEYNET TAX-FREE
               CASH RESERVE PORTFOLIO       MONEY FUNDS AVERAGES                   iMONEYNET ALL TAX-FREE
               INSTITUTIONAL CLASS(1)   INSTITUTIONS ONLY--Trademark--(2)   MONEY FUNDS AVERAGES--Trademark--(3)

4/02                      1.43                     1.21                                    1.06
5/02                      1.46                     1.25                                    1.1
6/02                      1.28                     1.07                                    0.92
7/02                      1.21                     1.01                                    0.84
8/02                      1.2                      1.03                                    0.84
9/02                      1.3                      1.14                                    0.95
10/02                     1.44                     1.27                                    1.09
11/02                     1.33                     1.14                                    0.96
12/02                     1.06                     0.9                                     0.71
1/03                      0.95                     0.77                                    0.59
2/03                      0.96                     0.79                                    0.61
3/03                      0.97                     0.79                                    0.62
===============================================================================================================

(1) Yields shown above are net of expenses.

(2) Average yield for Tax-Free Money Funds Institutions Only category compiled by iMoneyNet Money Market Report.

(3) Average yield for All Tax-Free Money Funds category compiled by iMoneyNet Money Market Report.

Past performance cannot guarantee comparable future results. The monthly yields shown represent past performance. Future results will fluctuate.

Source: iMoneyNet

SCHEDULE OF INVESTMENTS

March 31, 2003


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ALABAMA-3.34%

Alabama (State of) Public School and College
  Authority; Refunding Series 1993 A RB
  5.75%, 08/01/03                                 AA      Aa3    $ 1,900   $    1,926,882
-----------------------------------------------------------------------------------------
Alabama State University; Refunding General
  Tuition and Fee Series 1993 RB
  5.70%, 05/01/03(b)(c)                          AAA      Aaa      2,000        2,046,974
-----------------------------------------------------------------------------------------
Birmingham (City of) Medical Clinic Board
  (University of Alabama Health Services
  Foundation); VRD Series 1991 RB
  (LOC-Amsouth Bank)
  1.30%, 12/01/26(d)(e)                         A-1+   VMIG-1     19,600       19,600,000
-----------------------------------------------------------------------------------------
Birmingham (City of) Public Park and
  Recreation Board (Children's Zoo Project);
  VRD Series 2002 RB (LOC-Amsouth Bank)
  1.40%, 05/01/07(d)(e)                           --   VMIG-1      6,000        6,000,000
-----------------------------------------------------------------------------------------
Birmingham (City of) Public Park and
  Recreation Board (YMCA Project); Refunding
  VRD Series 1996 RB (LOC-Amsouth Bank)
  1.30%, 06/01/16(d)(e)                           --   VMIG-1      2,360        2,360,000
-----------------------------------------------------------------------------------------
DCH Health Care Authority; VRD Health Care
  Facilities Series 2000 RB (LOC-Regions
  Bank)
  1.15% 06/01/20(d)(e)                           A-1   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board); VRD Series
  2002-6009 Class A COP
  1.23%, 01/01/43 (Acquired 11/05/02; Cost
  $4,100,000)(d)(f)(g)                          A-1+       --      4,100        4,100,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ALABAMA-(CONTINUED)

Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); VRD Lease
  Revenue Series 2000 RB (LOC-Amsouth Bank)
  1.30%, 11/01/24(d)(e)                          A-1       --    $ 7,650   $    7,650,000
-----------------------------------------------------------------------------------------
Huntsville (City of) Special Care Facilities
  Financing Authority (Redstone Village); VRD
  Series 2002 D RB (LOC-LaSalle Bank N.A.)
  1.17%, 12/01/06(d)(e)                          A-1       --      7,250        7,250,000
-----------------------------------------------------------------------------------------
Infirmary Health Systems Special Care
  Facilities Financing Authority (Infirmary
  Health Systems Inc); Refunding VRD Series A
  RB (LOC-Regions Bank)
  1.15%, 01/01/25(d)(e)                           --   VMIG-1      7,700        7,700,000
-----------------------------------------------------------------------------------------
Ridge Improvement District; VRD Improvement
  Series 2000 Special Assessment (LOC-Amsouth
  Bank)
  1.25%, 10/01/25(d)(e)                           --   VMIG-1     12,000       12,000,000
-----------------------------------------------------------------------------------------
Tuscaloosa (City of) Educational Building
  Authority (Stillman College Project);
  Refunding VRD Capital Improvement Series
  2002 A RB (LOC-Amsouth Bank)
  1.40%, 10/01/23(d)(e)                           --   VMIG-1      1,447        1,447,000
=========================================================================================
                                                                               82,080,856
=========================================================================================

ALASKA-0.16%

Alaska (State of) Industrial Development
  Authority (Alaska Hotel Properties Inc.
  Project); VRD Series 1986 IDR (LOC-National
  Westminster Bank PLC)
  1.20%, 06/01/06 (Acquired 12/27/02; Cost
  $1,600,000)(d)(e)(g)                            --      Aa1      1,600        1,600,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ALASKA-(CONTINUED)

Alaska (State of) Industrial Development and
  Export Authority (Safeway Inc. Projects);
  Refunding VRD Series 1991 IDR (LOC-Deutsche
  Bank A.G.)
  1.45%, 12/01/06(d)(e)                         A-1+       --    $ 2,390   $    2,390,000
=========================================================================================
                                                                                3,990,000
=========================================================================================

ARIZONA-0.87%

Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Refunding VRD Multi-Family Series 2001 A
  IDR (CEP-Federal National Mortgage
  Association)
  1.20%, 06/15/31(d)                              --   VMIG-1      1,210        1,210,000
-----------------------------------------------------------------------------------------
Phoenix (City of); Refunding Ltd. Tax Series
  2002 A GO
  3.00%, 07/01/03                                AA+      Aa1      2,000        2,009,895
-----------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp.;
  Wastewater System Lease Series 1993 RB
  6.13%, 07/01/03(b)(c)                          AAA      NRR      6,300        6,499,334
-----------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Refunding VRD Multi-Family Housing Series
  1994 IDR (CEP-Federal Home Loan Bank)
  1.21%, 10/01/25(d)(e)                         A-1+       --      3,920        3,920,000
-----------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); VRD Series
  1982 IDR (LOC-Toronto Dominion Bank)
  1.20%, 10/01/22(d)(e)                          A-1   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ARIZONA-(CONTINUED)

Yuma (City of) Industrial Development
  Authority (El Encanto Apartments Project);
  Refunding VRD Multi-Family Housing Series
  2003 IDR (CEP-Federal National Mortgage
  Association)
  1.25%, 04/15/33(d)                            A-1+   VMIG-1    $ 6,640   $    6,640,000
=========================================================================================
                                                                               21,279,229
=========================================================================================

ARKANSAS-0.43%

Fayetteville (City of) Sales & Use Tax;
  Capital Improvement Series 2002 RB
  2.00%, 06/01/03                                AA-       --      2,200        2,201,086
-----------------------------------------------------------------------------------------
North Little Rock (City of); Refunding
  Electric Series 1992 A RB
  6.15%, 07/01/03(h)                             AAA      Aaa      3,245        3,282,182
-----------------------------------------------------------------------------------------
Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project); VRD
  Educational Facilities Series 2001 RB
  (LOC-Bank of America N.A.)
  1.20%, 07/01/08(d)(e)(i)                        --       --      3,610        3,610,000
-----------------------------------------------------------------------------------------
University of Arkansas (Fayetteville Campus);
  Facilities Series 2002 RB
  2.50%, 12/01/03(h)                              --      AAA      1,420        1,429,848
=========================================================================================
                                                                               10,523,116
=========================================================================================

COLORADO-3.07%

Adams & Arapahoe (Counties of) Joint School
  District #28J (Aurora); Unlimited Tax
  Series 2003 A GO
  2.00%, 12/01/03(h)                             AAA      Aaa      4,140        4,165,926
-----------------------------------------------------------------------------------------
Arapaho (County of) (Hunter's Run Project);
  Refunding VRD Multi-Family Rent Housing
  Series 2001 RB (CEP-Federal Home Loan
  Mortgage Corp.)
  1.15%, 08/01/31(d)                            A-1+       --      5,100        5,100,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Arvada (City of) (Water Utility
  Improvements); Refunding VRD Series 2001 RB
  1.20%, 11/01/20(h)(j)                         A-1+      Aaa    $ 1,000   $    1,000,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  1.15%, 01/01/33(d)(e)                         A-1+       --      1,000        1,000,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Museum
  Project); VRD Series 2001 RB (LOC-Bank One
  Colorado N.A.)
  1.20%, 11/01/21(d)(e)                          A-1       --      9,000        9,000,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (National Cable
  Television Center & Museum Project); VRD
  Series 1999 RB (LOC-Wells Fargo Bank N.A.)
  1.15%, 10/01/06(d)(e)                         A-1+       --      2,610        2,610,000
-----------------------------------------------------------------------------------------
Colorado (State of) General Fund; Series 2002
  TRAN
  2.50%, 06/27/03                              SP-1+    MIG-1     15,000       15,044,516
-----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Refunding VRD Series 2002 A RB (LOC-U.S.
  Bank N.A.)
  1.20%, 01/01/31(d)(e)                          A-1       --      3,400        3,400,000
-----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Golden West Manor Inc. Project);
  VRD Series 2002 A RB (LOC-U.S. Bank N.A.)
  1.20%, 07/01/32(d)(e)                          A-1       --      4,210        4,210,000
-----------------------------------------------------------------------------------------
Denver (City and County of) Multifamily
  Housing (Cottonwood Creek Project);
  Refunding VRD Series 1989 A RB (CEP-Federal
  Home Loan Mortgage Corp.)
  1.15%, 04/15/14 (Acquired 11/04/02; Cost
  $1,000,000)(d)(g)                             A-1+       --      1,000        1,000,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Idaho Springs (City of) Industrial
  Development (Safeway Inc. Project);
  Refunding Series 1993 IDR (LOC-Deutsche
  Bank A.G.)
  1.45%, 06/02/03(b)(e)                         A-1+       --    $ 1,310   $    1,310,000
-----------------------------------------------------------------------------------------
Jefferson (County of) School District #R-001;
  Series 2002 B TRAN
  2.25%, 06/30/03                              SP-1+    MIG-1     23,000       23,055,361
-----------------------------------------------------------------------------------------
Pitkin (County of) Industrial Development
  (Aspen Skiing Co. Project); Refunding VRD
  Series 1994 A IDR (LOC-Bank One N.A.)
  1.15%, 04/01/16(e)(k)                          A-1       --      2,000        2,000,000
-----------------------------------------------------------------------------------------
Smith Creek Metropolitan District; VRD Series
  1997 RB (LOC-Bank of America N.A.)
  1.25%, 10/01/35(d)(e)                         A-1+       --      2,460        2,460,000
=========================================================================================
                                                                               75,355,803
=========================================================================================

DISTRICT OF COLUMBIA-0.66%

District of Columbia Unrefunded Balance;
  Refunding Unlimited Tax Series 1993 A-3 GO
  5.20%, 06/01/03(h)                             AAA      Aaa      5,450        5,481,463
-----------------------------------------------------------------------------------------
District of Columbia (Abraham & Laura Lisner
  Home for Aged Women); VRD Series 1992 RB
  (LOC-Bank of America NT & SA)
  1.15%, 07/01/22(d)(e)                           --   VMIG-1      5,000        5,000,000
-----------------------------------------------------------------------------------------
District of Columbia (Catholic University
  America Project); Series 1993 RB
  6.30%, 10/01/03(b)(c)                          AAA      NRR      1,000        1,044,975
-----------------------------------------------------------------------------------------
First Union Merlots (District of Columbia
  Water & Sewer Authority); VRD Series 2003
  A12 RB
  1.26%, 10/01/17 (Acquired 02/24/03; Cost
  $4,695,000)(d)(f)(g)                            --   VMIG-1      4,695        4,695,000
=========================================================================================
                                                                               16,221,438
=========================================================================================


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

FLORIDA-6.51%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia); Refunding VRD Florida Non-AMT
  Series 2002-24 Ctfs.
  1.21%, 10/01/10 (Acquired 10/24/02; Cost
  $5,000,000)(d)(f)(g)                            --   VMIG-1    $ 5,000   $    5,000,000
-----------------------------------------------------------------------------------------
Alachua (County of) Health Facilities
  Authority (Oak Hammock at the University of
  Florida Project); VRD Continuing Care
  Series 2002 A RB (LOC-BNP Paribas)
  1.15%, 10/01/32(e)(k)                           --   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------
Duval (County of) Housing Finance Authority
  (Lighthouse Bay Apartments Project); VRD
  Multi-Family Housing Series 2002 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.15%, 12/01/32(d)                            A-1+       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
Florida (State of) Board of Education;
  Unlimited Tax Capital Outlay Series 1993 C
  GO
  5.85%, 06/01/03(b)(c)                          AAA      Aaa      4,200        4,275,497
-----------------------------------------------------------------------------------------
Highlands (County of) Health Facilities
  Authority (Adventist Health System
  Project); VRD Series 2000 A RB
  1.15%, 12/01/26(d)(h)                         A-1+   VMIG-1     20,000       20,000,000
-----------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); Refunding VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  1.20%, 12/01/23 (Acquired 02/20/01; Cost
  $2,300,000)(d)(e)(g)(i)                         --       --      2,300        2,300,000
-----------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc); Refunding
  VRD Series 2002 RB (LOC-Bank of America
  N.A.)
  1.20%, 06/01/22(d)(e)                           --   VMIG-1     12,930       12,930,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

FLORIDA-(CONTINUED)

Marion (County of) Hospital District (Munroe
  Regional Health System); VRD Health System
  Improvement Series 2000 RB (LOC-Amsouth
  Bank of Florida)
  1.20%, 10/01/30(d)(e)                           --   VMIG-1    $13,875   $   13,875,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (State of Florida
  Mid-Bay Bridge Authority); VRD Series 2002
  PT-1531 RB
  1.21%, 10/01/18 (Acquired 10/10/02; Cost
  $9,175,000)(d)(f)(g)                          A-1+       --      9,175        9,175,000
-----------------------------------------------------------------------------------------
Miami-Dade (County of) Educational Facilities
  Authority (Carlos Albizu University
  Project); VRD Series 2000 RB (LOC-Bank of
  America N.A.)
  1.20%, 12/01/25(d)(e)(i)                        --       --      9,600        9,600,000
-----------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority (Palmer Trinity Private School
  Project); VRD Series 1999 IDR (LOC-Bank of
  America N.A.)
  1.20%, 12/01/19(d)(e)(i)                        --       --      2,700        2,700,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of Florida Department
  of Environmental Protection); VRD Floating
  Rate Trust Ctfs. Series 2002-722 RB
  1.21%, 07/01/22 (Acquired 11/13/02; Cost
  $10,000,000)(d)(f)(g)                          A-1       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD
  Series 1999 RB (LOC-Bank of America N.A.)
  1.20%, 08/01/19(d)(e)(i)                        --       --      1,650        1,650,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Orange (County of) Health Facilities
  Authority (Presbyterian Retirement
  Communities Project); Refunding VRD Series
  1998 RB (LOC-Bank of America N.A.)
  1.20%, 11/01/28 (Acquired
  01/29/02-01/03/03; Cost
  $8,140,000)(d)(e)(g)(i)                         --       --    $ 8,140   $    8,140,000
-----------------------------------------------------------------------------------------
Orange (County of) Industrial Development
  Authority (Christian Prison Project); VRD
  Series 2003 A IDR (LOC-Regions Bank)
  1.20%, 02/01/23(d)(e)                           --   VMIG-1      4,535        4,535,000
-----------------------------------------------------------------------------------------
Orlando & Orange (Counties of) Expressway
  Authority; Refunding VRD Series 2003 C-4 RB
  1.20%, 07/01/25(d)(h)                         A-1+   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Palm Beach (County of) (St. Andrews
  School-Boca Raton); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  1.20%, 10/01/28 (Acquired 01/03/02; Cost
  $12,800,000)(d)(e)(g)(i)                        --       --     12,800       12,800,000
-----------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Refunding VRD Educational Facilities Series
  2001 RB (LOC-Bank of America N.A.)
  1.20%, 12/01/31(d)(e)(i)                        --       --      3,000        3,000,000
-----------------------------------------------------------------------------------------
Palm Beach (County of) Health Facilities
  Authority (Jupiter Medical Center Inc.
  Project); VRD Series 1999 B RB (LOC-Bank of
  America N.A.)
  1.20%, 08/01/20 (Acquired
  05/02/02-07/22/02; Cost
  $5,220,000)(d)(e)(g)(i)                         --       --      5,220        5,220,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

FLORIDA-(CONTINUED)

Saint Lucie (County of) Industrial
  Development (Florida Convalescent Centers
  Project); Refunding VRD Series 1988 IDR
  (LOC-Wells Fargo Bank N.A.)
  1.10%, 01/01/11(e)(j)                           --      P-1    $ 2,600   $    2,600,000
-----------------------------------------------------------------------------------------
Seminole (County of) Industrial Development
  Authority (Florida Living Nursing Home);
  VRD Multimodal Health Facilities Series
  1991 IDR (LOC-Bank of America N.A.)
  1.35%, 02/01/11(d)(e)                           --   VMIG-1      1,200        1,200,000
-----------------------------------------------------------------------------------------
Tallahassee (City of) Consolidated Utility
  Systems; Series 1994 RB
  6.20%, 10/01/03(b)(c)                           AA      Aa2      3,400        3,554,262
-----------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment DACCO Project); VRD Series 2001
  RB (LOC-Bank of America N.A.)
  1.20%, 07/01/22(d)(e)(i)                        --       --      5,400        5,400,000
-----------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.;
  Refunding VRD Series 1998 RB (LOC-Wachovia
  Bank N.A.)
  1.25%, 05/01/28(d)(e)                          A-1       --        900          900,000
=========================================================================================
                                                                              159,854,759
=========================================================================================

GEORGIA-4.20%

Albany (City of) Dougherty (County of)
  Hospital Authority (Phoebe Putney Memorial
  Hospital Project); VRD Series 2002 RAC
  1.15%, 09/01/32(h)(k)                           --   VMIG-1      8,900        8,900,000
-----------------------------------------------------------------------------------------
Cobb (County of); Unlimited Tax Series 2003
  TAN
  1.50%, 12/31/03                              SP-1+    MIG-1     13,500       13,545,900
-----------------------------------------------------------------------------------------
Cobb (County of) Development Authority
  (Kennesaw State University Project); VRD
  Series 2001 B RB (LOC-First Union National
  Bank)
  1.17%, 08/01/26(d)(e)                          A-1       --      7,000        7,000,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Cobb (County of) Development Authority (North
  Cobb Christian School Project); Refunding
  VRD Series 1998 A RB (LOC-Branch Banking &
  Trust)
  1.15%, 03/01/22 (Acquired 01/03/03; Cost
  $2,700,000)(d)(e)(g)                            --      Aa2    $ 2,700   $    2,700,000
-----------------------------------------------------------------------------------------
De Kalb (County of) Development Authority
  (Green Forest Community Development
  Project); VRD Series 2001 RB (LOC-Bank of
  America N.A.)
  1.15%, 02/01/22 (Acquired 07/02/02; Cost
  $6,580,000)(d)(e)(g)                          A-1+       --      6,580        6,580,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia);
  VRD Series 2000-1001 Class C COP
  1.23%, 07/01/15 (Acquired
  07/26/00-01/31/02; Cost
  $20,000,000)(d)(f)(g)                         A-1+       --     20,000       20,000,000
-----------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); VRD Educational Facilities Series
  2000 RB (LOC-Wachovia Bank N.A.)
  1.22%, 06/01/15(d)(e)                          A-1       --      1,800        1,800,000
-----------------------------------------------------------------------------------------
Fulton (County of) Housing Authority
  (Saratoga Apartments Project); Refunding
  VRD Multi-Family Housing Series 1996 RB
  (CEP-Federal National Mortgage Association)
  1.15%, 10/01/25(d)                              --   VMIG-1      1,500        1,500,000
-----------------------------------------------------------------------------------------
Gwinnett (County of) School District; Ltd.
  Construction Sales Tax Series 2003 GO
  2.00%, 12/29/03                                 --    MIG-1     20,000       20,132,960
-----------------------------------------------------------------------------------------
Houston (County of) Hospital Authority; VRD
  Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.17%, 10/01/14(d)(e)                          A-1       --     10,000       10,000,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

GEORGIA-(CONTINUED)

Private Colleges & Universities Authority
  (Mercer University Project); VRD Series
  2003 RB (LOC-Branch Banking & Trust)
  1.25%, 10/01/32(d)(e)                           --   VMIG-1    $ 7,500   $    7,500,000
-----------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); VRD
  Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.22%, 11/01/27(d)(e)                           --   VMIG-1      2,310        2,310,000
-----------------------------------------------------------------------------------------
Walton (County of); Unlimited Sales Tax
  Series 2001 GO
  4.00%, 06/01/03(h)                             AAA      Aaa      1,100        1,104,887
=========================================================================================
                                                                              103,073,747
=========================================================================================

HAWAII-0.40%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP
  1.23%, 12/01/16 (Acquired 01/11/01; Cost
  $6,000,000)(d)(f)(g)                          A-1+       --      6,000        6,000,000
-----------------------------------------------------------------------------------------
First Union Merlots (State of Hawaii); VRD
  Unlimited Tax Series 2003 A16 GO
  1.26%, 07/01/18 (Acquired 02/27/03; Cost
  $3,905,000)(d)(f)(g)                            --   VMIG-1      3,905        3,905,000
=========================================================================================
                                                                                9,905,000
=========================================================================================

IDAHO-0.61%

Ada & Canyon (Counties of) Joint School
  District #2 Meridian; Unlimited Tax Series
  2001 GO
  6.25%, 07/30/03                                AA-      Aa2      1,455        1,479,339
-----------------------------------------------------------------------------------------
Idaho (State of); Series 2002 TAN
  3.00%, 06/30/03                              SP-1+    MIG-1     12,000       12,039,877
-----------------------------------------------------------------------------------------
Idaho (State of) Health Facilities Authority
  (St. Lukes Regional Medical Center
  Project); VRD Series 1995 RB
  (LOC-Bayerische Landesbank)
  1.15%, 05/01/22(e)(k)                           --   VMIG-1      1,500        1,500,000
=========================================================================================
                                                                               15,019,216
=========================================================================================


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ILLINOIS-14.11%

ABN AMRO Munitops Ctfs. Trust (City of
  Chicago); Refunding VRD Ltd. Tax Multistate
  Non-AMT Series 2001-34 Ctfs.
  1.23%, 07/01/07 (Acquired 11/15/01; Cost
  $10,000,000)(d)(f)(g)                           --   VMIG-1    $10,000   $   10,000,000
-----------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); VRD Series 2002-190
  Class A RB
  1.25%, 06/05/14 (Acquired 05/06/02; Cost
  $10,130,000)(d)(f)(g)                          A-1       --     10,130       10,130,000
-----------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 Class A RB
  1.25%, 03/15/07 (Acquired 08/26/99; Cost
  $10,000,000)(d)(f)(g)                          A-1       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
Chicago (City of); Unlimited Equipment Notes
  Tax Series 1996 GO
  5.60%, 01/01/04(h)                             AAA      Aaa      1,635        1,686,695
-----------------------------------------------------------------------------------------
Chicago (City of); Unlimited Projects &
  Refunding Tax Series 2002 A GO
  5.00%, 01/01/04(h)                             AAA      Aaa      3,175        3,260,727
-----------------------------------------------------------------------------------------
Chicago (City of); Unlimited Tax Series 2003
  GO (LOC-Landesbank Hessen-Thuringen)
  1.22%, 01/07/04(b)(e)                        SP-1+    MIG-1     15,000       15,000,000
-----------------------------------------------------------------------------------------
Chicago (City of) Public Building Commission;
  Building Series 1993 A RB
  5.75%, 12/01/03(b)(c)                          AAA      Aaa      7,000        7,356,636
-----------------------------------------------------------------------------------------
Chicago (City of) Skyway Toll Bridge;
  Refunding Series 1994 RB
  6.75%, 01/01/04(b)(c)                          AAA       --      1,000        1,062,346
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP
  1.30%, 01/01/35 (Acquired 04/02/01; Cost
  $4,950,000)(d)(f)(g)                          A-1+       --    $ 4,950   $    4,950,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Park
  District); VRD Series 2002-1306 COP
  1.23%, 01/01/29 (Acquired 05/05/02; Cost
  $5,500,000)(d)(f)(g)                          A-1+       --      5,500        5,500,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water
  & Sewer); VRD Series 2001-1308 COP
  1.23%, 11/01/26 (Acquired 12/12/01; Cost
  $8,655,000)(d)(f)(g)                          A-1+       --      8,655        8,655,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Cook County Regional
  Transportation Authority); VRD Series
  2000-1303 COP
  1.23%, 07/01/23 (Acquired
  03/26/01-05/30/01; Cost
  $19,000,000)(d)(f)(g)                         A-1+       --     19,000       19,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  VRD Series 2000-1304 COP
  1.23%, 06/01/21 (Acquired 06/27/00; Cost
  $7,340,000)(d)(f)(g)                          A-1+       --      7,340        7,340,000
-----------------------------------------------------------------------------------------
First Union Merlots (Central Lake County
  Joint Action Water Agency); Refunding VRD
  Series 2003 B18 RB
  1.26%, 05/01/20 (Acquired 02/19/03; Cost
  $3,165,000)(d)(f)(g)                            --   VMIG-1      3,165        3,165,000
-----------------------------------------------------------------------------------------
First Union Merlots (City of Chicago); GO
  1.26%, VRD Ltd. Tax Series 2000 A12
    01/01/23 (Acquired 10/13/00; Cost
    $10,000,000)(d)(f)(g)                         --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
  1.26%, VRD Ltd. Tax Series 2002 A44
    01/01/20 (Acquired 08/02/02; Cost
    $7,885,000)(d)(f)(g)                          --   VMIG-1      7,885        7,885,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

First Union Merlots (Cook County); Unlimited
  Tax Series 2003 B11 GO
  1.26%, 11/15/25 (Acquired 01/29/03; Cost
  $3,500,000)(d)(f)(g)                            --   VMIG-1    $ 3,500   $    3,500,000
-----------------------------------------------------------------------------------------
First Union Merlots (Cook County Regional
  Transportation Authority); GO
  1.26%, VRD Series 2001 A93 07/01/27
    (Acquired 10/10/01; Cost
    $3,690,000)(d)(f)(g)                          --   VMIG-1      3,690        3,690,000
-----------------------------------------------------------------------------------------
  1.26%, VRD Unlimited Tax Series 2002 A41
    06/01/17 (Acquired 07/25/02-10/31/02;
    Cost $18,000,000)(d)(f)(g)                    --   VMIG-1     18,000       18,000,000
-----------------------------------------------------------------------------------------
First Union Merlots (State of Illinois); VRD
  Unlimited Tax Series 2001 A124 GO
  1.26%, 11/01/26 (Acquired
  11/26/01-08/28/02; Cost
  $6,570,000)(d)(f)(g)                           A-1       --      6,570        6,570,000
-----------------------------------------------------------------------------------------
First Union Merlots (University of Illinois);
  VRD Series 2000 S RB
  1.26%, 04/01/30 (Acquired
  03/20/00-02/12/01; Cost
  $7,400,000)(d)(f)(g)                            --   VMIG-1      7,400        7,400,000
-----------------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series
  1993 GO
  5.70%, 04/01/03(b)(c)                          NRR      NRR      2,000        2,040,000
-----------------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series
  1994 GO
  5.25%, 04/01/03                                 --      Aa2      2,980        2,980,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons);
  VRD Series 1996 RB (LOC-Northern Trust Co.)
  1.25%, 08/01/26(d)(e)                         A-1+       --     10,000       10,000,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Bochasanwais Shree Akshar Inc.
  Project); VRD Series 2002 RB (LOC-Comerica
  Bank Texas)
  1.15%, 06/01/17(d)(e)                          A-1       --    $ 9,500   $    9,500,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Chicago Commons Association
  Project); VRD Series 1999 RB (LOC-Bank of
  America NT & SA)
  1.15%, 01/01/29(d)(e)                         A-1+       --      3,900        3,900,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Evanston Northwestern); VRD
  Series 2001 C RB
  1.15%, 05/01/31(d)                            A-1+   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Institute of Gas Technology
  Project); Refunding VRD Series 1999 IDR
  (LOC-Harris Trust & Savings Bank)
  1.20%, 09/01/24(d)(e)                         A-1+       --      2,400        2,400,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Jewish Charities Program); VRD
  Series 2002 RAN (LOC-Harris Trust & Savings
  Bank)
  1.20%, 06/30/03(d)(e)                         A-1+       --      4,970        4,970,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Jewish Charities Program); VRD
  Series 2003 B RN (LOC-Harris Trust &
  Savings Bank)
  1.20%, 06/30/03(d)(e)                         A-1+       --      6,360        6,360,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Lyric Opera Chicago Project);
  VRD Series 1994 RB (LOC-Northern Trust Co.;
  Harris Trust & Savings Bank; Bank One N.A.)
  1.15%, 12/01/28(d)(e)                          A-1   VMIG-1     48,600       48,600,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); Refunding VRD Series 2001 RB
  (LOC-LaSalle Bank N.A.)
  1.17%, 07/01/41 (Acquired 01/29/03; Cost
  $1,695,000)(d)(e)(g)                           A-1       --    $ 1,695   $    1,695,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Sacred Heart Schools Project);
  VRD Series 2003 RB (LOC-Fifth Third Bank)
  1.15%, 07/01/33(d)(e)                           --   VMIG-1      2,300        2,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); VRD Series 2002 RB
  (LOC-American National Bank & Trust)
  1.20%, 09/01/32(d)(e)                           --   VMIG-1      4,800        4,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); Refunding
  VRD Series 2002 RB (LOC-Fifth Third Bank)
  1.20%, 03/01/32(d)(e)                           --   VMIG-1      3,300        3,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lake County Family YMCA
  Project); Refunding VRD Series 2000 RB
  (LOC-Harris Trust & Savings Bank)
  1.15%, 11/01/30(d)(e)                         A-1+       --      1,400        1,400,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Northwestern University);
  Refunding
  VRD Series 1985 L RB
  1.20%, 12/15/25(d)(e)                           --   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Saint Xavier University
  Project); Refunding VRD Series 2002 A RB
  (LOC-LaSalle Bank N.A.)
  1.17%, 10/01/32(d)(e)                          A-1       --      3,800        3,800,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Bensenville Home Society); VRD
  Series 1989 A RB (LOC-American National
  Bank & Trust)
  1.20%, 02/15/19(d)(e)                          A-1       --    $ 1,200   $    1,200,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Edward Hospital Obligated
  Group); VRD Series 2001 C RB
  1.15%, 02/01/34(d)(h)                          A-1   VMIG-1     21,800       21,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Franciscan Eldercare Project);
  Refunding VRD Series 1996 C RB (LOC-LaSalle
  National Bank)
  1.20%, 05/15/26(d)(e)                          A-1       --      1,420        1,420,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Memorial Health System);
  Refunding VRD Series 1997 RB
  5.25%, 10/01/03(h)                              --      Aaa      1,190        1,213,659
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  Refunding VRD Series 2002 A RB
  1.20%, 08/15/09(k)                            A-1+   VMIG-1      5,525        5,525,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  VRD Series 1995 RB
  1.15%, 08/15/25(k)                            A-1+   VMIG-1      5,200        5,200,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Swedish Covenant Hospital
  Project); VRD Series 1995 RB
  1.17%, 08/01/25(d)(h)                         A-1+   VMIG-1      2,600        2,600,000
-----------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding VRD Toll Highway Series 1998 B RB
  1.20%, 01/01/16(d)(h)                           --   VMIG-1      8,800        8,800,000
-----------------------------------------------------------------------------------------
  1.20%, 01/01/17(d)(h)                           --   VMIG-1      4,600        4,600,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Jackson-Union (Counties of) Regional Port
  District (Kinder Morgan Operating L.P.);
  Refunding VRD Series 1994 RB (LOC-First
  Union National Bank)
  1.17%, 04/01/24(d)(e)                          A-1   VMIG-1    $ 1,750   $    1,750,000
-----------------------------------------------------------------------------------------
McCook (City of) (The Illinois St. Andrew
  Society); VRD Series 1996 A RB
  (LOC-Northern Trust Co.)
  1.20%, 12/01/21(d)(e)                         A-1+       --      2,800        2,800,000
-----------------------------------------------------------------------------------------
Orland Hills (City of); VRD Multi-Family
  Housing Series 1995 A RB (LOC-LaSalle
  National Bank)
  1.15%, 12/01/04(d)(e)                          A-1       --      1,470        1,470,000
-----------------------------------------------------------------------------------------
Sangamon (County of) School District (#186
  Springfield); Series 2002 TAN
  2.00%, 12/18/03                              SP-1+       --      5,000        5,030,205
=========================================================================================
                                                                              346,605,268
=========================================================================================

INDIANA-2.49%

ABN AMRO Munitops Ctfs. Trust (City of
  Indianapolis Bond Bank-Waterworks); Non-AMT
  VRD Series 2002-7 Ctfs.
  2.00%, 05/21/03 (Acquired 05/30/02; Cost
  $10,000,000)(b)(f)(g)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Advanced
  Funding Program Notes); Series 2003 A RN
  2.00%, 01/27/04(h)                           SP-1+    MIG-1      2,500        2,518,334
-----------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Historical Society); VRD
  Educational Facilities Series 1996 IDR
  (LOC-Bank One Indiana N.A.)
  1.20%, 08/01/31 (Acquired
  01/23/02-07/31/02; Cost
  $4,400,000)(d)(e)(g)                           A-1       --      4,400        4,400,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

INDIANA-(CONTINUED)

Indiana (State of) Educational Facilities
  Authority (DePauw University Project); VRD
  Educational Facilities Series 2002 RB
  (LOC-Northern Trust Co.)
  1.15%, 07/01/32(e)(k)                           --   VMIG-1    $ 1,050   $    1,050,000
-----------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Franklin College Project); VRD
  Educational Facilities Series 1999 RB
  (LOC-Bank One Indiana N.A.)
  1.20%, 10/01/19(d)(e)                          A-1       --      1,525        1,525,000
-----------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Hospital
  Projects); VRD Hospital Series 2000 A RB
  (LOC-Bank of America N.A.)
  1.15%, 07/01/28(d)(e)                         A-1+       --      9,915        9,915,000
-----------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Mental
  Health & Rehabilitation); VRD Series 1990
  RB (LOC-LaSalle National Bank)
  1.20%, 11/01/20(d)(e)                          A-1       --      2,360        2,360,000
-----------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Deaconess Hospital
  Inc.); VRD Hospital Series 1992 RB
  (LOC-Fifth Third Bank)
  1.20%, 01/01/22(d)(e)                           --   VMIG-1      8,500        8,500,000
-----------------------------------------------------------------------------------------
Indianapolis (City of) Local Public
  Improvement Bond Bank; Series 2003 A RN
  2.00%, 07/08/03                              SP-1+       --      5,350        5,362,404
-----------------------------------------------------------------------------------------
Indianapolis (City of) Local Public
  Improvement Bond Bank; Series 2003 C RN
  2.00%, 07/08/03                              SP-1+       --      3,925        3,934,100
-----------------------------------------------------------------------------------------
Indianapolis (City of) Marion (County of)
  Public Library; Unlimited Tax Series 2002 B
  GO
  2.50%, 07/01/03                                 --      Aa2      1,000        1,002,604
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indianapolis (City of) School Commission;
  Unlimited Tax Series 2002 GO
  2.00%, 07/15/03                                 AA       --    $ 3,225   $    3,227,741
-----------------------------------------------------------------------------------------
New Albany (City of) Sewer Works; Refunding
  Series 2003 RB
  2.00%, 09/01/03(h)                             AAA      Aaa      1,235        1,239,831
-----------------------------------------------------------------------------------------
Perry (Township of) Multi-School Building
  Corp.; First Meeting Series 1993 RB
  5.20%, 07/15/03(b)(c)                           --      Aa3      1,000        1,031,613
-----------------------------------------------------------------------------------------
Purdue University; Refunding Student Fee
  Series 2002 R RB
  4.00% 07/01/03                                  AA      Aa1      5,055        5,086,681
=========================================================================================
                                                                               61,153,308
=========================================================================================

IOWA-0.78%

Hills (City of) (Mercy Hospital Project); VRD
  Healthcare Series 2002 RB (LOC-U.S. Bank
  N.A.)
  1.15%, 08/01/32(e)(k)                           --   VMIG-1      2,700        2,700,000
-----------------------------------------------------------------------------------------
Iowa City (City of) (ACT, Inc.); VRD Series
  2001 RB
  1.25%, 04/01/32(k)                             A-1       --      7,000        7,000,000
-----------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority (St. Ambrose University Project);
  VRD Series 1999 RB (LOC-Wells Fargo Bank
  N.A.)
  1.15%, 10/01/09(d)(e)                         A-1+       --      1,100        1,100,000
-----------------------------------------------------------------------------------------
Iowa (State of) School Cash Anticipation
  Program; Series 2002 TRAN
  2.75%, 06/20/03(h)                             AAA      Aaa      8,250        8,269,564
=========================================================================================
                                                                               19,069,564
=========================================================================================

KANSAS-0.98%

Johnson (County of) Unified School District
  #229; Unlimited Tax Series 1994 A GO
  6.25%, 10/01/03                                 AA      Aa1      1,180        1,210,416
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

KANSAS-(CONTINUED)

Kansas (State of) Development Finance
  Authority (Village Shalom Obligation
  Group); VRD Series 1998 BB RB (LOC-LaSalle
  National Bank)
  1.15%, 11/15/28(e)(k)                          A-1       --    $ 5,600   $    5,600,000
-----------------------------------------------------------------------------------------
Lenexa (City of) Health Care Facilities
  (Lakeview Village Inc. Project); VRD Series
  2002 B RB (LOC-LaSalle Bank N.A.)
  1.20%, 05/15/32(d)(e)                          A-1       --      7,500        7,500,000
-----------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project); VRD
  Series 2002 B RB (LOC-Bank of America N.A.)
  1.20%, 11/01/18(d)(e)                           --   VMIG-1      3,000        3,000,000
-----------------------------------------------------------------------------------------
Shawnee (County of); Unlimited Refunding &
  Improvement Tax Series 2002 GO
  2.75%, 09/01/03(h)                              --      Aaa      2,980        2,996,808
-----------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); VRD Series 1998
  XI RB (LOC-Bank of America NT & SA)
  1.20%, 08/01/09 (Acquired 02/15/01; Cost
  $3,900,000)(d)(e)(g)                          A-1+       --      3,900        3,900,000
=========================================================================================
                                                                               24,207,224
=========================================================================================

KENTUCKY-3.25%

Kentucky Asset/Liability Commission General
  Fund; Series 2002 A TRAN
  2.75%, 06/26/03                              SP-1+    MIG-1     13,750       13,784,776
-----------------------------------------------------------------------------------------
Kentucky Asset/Liability Commission General
  Fund; Series 2002 B TRAN
  1.30%, 06/26/03(m)                           SP-1+    MIG-1      5,000        5,000,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
KENTUCKY-(CONTINUED)

Kentucky (State of) Area Developing Districts
  Financing Trust (Weekly Acquisition Lease
  Program-Ewing); VRD Series 2000 RB
  (LOC-First Union National Bank)
  1.27%, 06/01/33(d)(e)                          A-1       --    $30,200   $   30,200,000
-----------------------------------------------------------------------------------------
Kentucky (State of) Interlocal School
  Transportation Association; Series 2002
  TRAN
  3.00%, 06/30/03                              SP-1+    MIG-1      5,000        5,016,492
-----------------------------------------------------------------------------------------
Newport (City of) League of Cities Funding
  Trust Lease Program; VRD Series 2002 RB
  (LOC-U.S. Bank N.A.)
  1.20%, 04/01/32(d)(e)                           --   VMIG-1     25,900       25,900,000
=========================================================================================
                                                                               79,901,268
=========================================================================================

LOUISIANA-0.75%

Eagle Tax Exempt Trust (City of New Orleans);
  VRD Series 2000-1801 COP
  1.23%, 12/01/21 (Acquired 10/10/00; Cost
  $6,000,000)(d)(f)(g)                          A-1+       --      6,000        6,000,000
-----------------------------------------------------------------------------------------
Jefferson (Parish of) Industrial Development
  Board (George J Ackel Sr. Project);
  Refunding VRD Series 1986 IDR (LOC-Regions
  Bank)
  1.25%, 12/01/04(d)(e)                           --   VMIG-1      3,440        3,440,000
-----------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Glen Retirement System Project);
  VRD Series 2001 RB (LOC-Amsouth Bank)
  1.40%, 09/01/16 (Acquired 08/15/01; Cost
  $3,700,000)(d)(e)(g)                            --   VMIG-1      3,700        3,700,000
-----------------------------------------------------------------------------------------
Shreveport (City of) Water & Sewer; Refunding
  Series 2002 A RB
  4.00%, 12/01/03(h)                             AAA      Aaa      5,275        5,360,902
=========================================================================================
                                                                               18,500,902
=========================================================================================

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


MAINE-0.33%

Cumberland (County of); Unlimited Tax Series
  2003 TRAN
  2.00%, 11/14/03(l)                              --       --    $ 8,000   $    8,044,124
=========================================================================================

MARYLAND-0.70%

Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD
  Series 1997 C RB (LOC-Branch Banking &
  Trust)
  1.20%, 01/01/27(d)(e)                          A-1       --      3,500        3,500,000
-----------------------------------------------------------------------------------------
Hyattsville (City of) Industrial Development
  (Safeway Inc. Projects); Refunding VRD
  Series 1991 IDR (LOC-Deutsche Bank Trust
  Co. of America)
  1.45%, 06/02/03(b)(e)                         A-1+       --      1,335        1,335,000
-----------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (Associated Projects); VRD Series
  2002 A RB (LOC-Bank of America N.A.)
  1.15%, 12/01/31(d)(e)                         A-1+       --      4,000        4,000,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (Washington Suburban Sanitary
  District); VRD Floating Rate Trust Ctfs.
  Unlimited Tax Series 2000-246 GO
  1.21%, 06/01/09 (Acquired 03/02/00; Cost
  $8,305,000)(d)(f)(g)                            --   VMIG-1      8,305        8,305,000
=========================================================================================
                                                                               17,140,000
=========================================================================================

MASSACHUSETTS-0.10%

Massachusetts (State of); Limited Tax Series
  2001 A BAN
  4.00%, 09/01/03                              SP-1+    MIG-1      1,500        1,518,105
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of) Health & Educational
  Facilities Authority (Faulkner Hospital);
  Refunding Series 1993 C RB
  6.00%, 07/01/03(b)(c)                          NRR      NRR    $ 1,000   $    1,031,923
=========================================================================================
                                                                                2,550,028
=========================================================================================

MICHIGAN-2.61%

Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); VRD Ltd.
  Tax Obligation Series 1998 IDR
  (LOC-Comerica Bank)
  1.20%, 10/01/23(d)(e)(l)                        --       --      9,200        9,200,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Detroit
  School District); VRD Unlimited Tax Series
  2002-6014 Class A COP
  1.23%, 05/01/32 (Acquired 11/06/02; Cost
  $7,105,000)(d)(f)(g)                           A-1       --      7,105        7,105,000
-----------------------------------------------------------------------------------------
First Union Merlots (City of Detroit Sewage
  Disposal System); VRD Series 2001 A112 RB
  1.26%, 07/01/32 (Acquired 10/31/01; Cost
  $4,960,000)(d)(f)(g)                            --   VMIG-1      4,960        4,960,000
-----------------------------------------------------------------------------------------
First Union Merlots (City of Detroit Water
  Supply System); VRD Sr. Lien Series 1999 D
  RB
  1.26%, 07/01/29 (Acquired 01/21/00; Cost
  $10,000,000)(d)(f)(g)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Crittenton Hospital Project);
  Refunding VRD Hospital Series 2002 B RB
  (LOC-Comerica Bank)
  1.20%, 03/01/27(d)(e)                           --   VMIG-1      7,000        7,000,000
-----------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority (Parks of Taylor Apartments
  Project); VRD Multi-Family Series 2002 A RB
  (CEP-Federal National Mortgage Association)
  1.15%, 08/15/32(d)                            A-1+       --      4,135        4,135,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Michigan (State of) Strategic Fund (260 Brown
  St. Associates Project); VRD Convertible
  Ltd. Tax Obligation Series 1985 RB
  (LOC-Comerica Bank)
  1.25%, 10/01/15(e)(j)                           --   VMIG-1    $ 3,380   $    3,380,000
-----------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Detroit
  Symphony); VRD Ltd. Obligation Series 2001
  A RB (LOC-Standard Federal Bank)
  1.15%, 06/01/31(e)(k)                          A-1       --      3,100        3,100,000
-----------------------------------------------------------------------------------------
Oakland (County of) Economic Development
  Corp. (Rochester College Project); VRD Ltd.
  Obligations Series 2001 RB (LOC-Bank One
  Michigan)
  1.25%, 08/01/21(d)(e)                           --   VMIG-1      4,161        4,161,000
-----------------------------------------------------------------------------------------
River Rouge (City of) School District;
  Unlimited Tax Series 1993 GO
  5.63%, 05/01/03(b)(c)                          AAA      Aaa      5,000        5,092,163
-----------------------------------------------------------------------------------------
Southfield (City of) Economic Development
  (Lawrence Tech University Project); VRD
  Series 2001 RB (LOC-Bank One Michigan)
  1.20%, 10/01/31(d)(e)                          A-1       --      6,000        6,000,000
=========================================================================================
                                                                               64,133,163
=========================================================================================

MINNESOTA-5.51%

Golden Valley (City of) Industrial
  Development (Unicare Homes Inc. Project);
  VRD Series 1984 IDR (LOC-Bank of America
  N.A.)
  1.24%, 09/01/14(d)(e)                         A-1+       --      3,900        3,900,000
-----------------------------------------------------------------------------------------
Mankato (City of) (Highland Hills of Mankato
  Project); Refunding VRD Multi-Family
  Housing Series 1997 RB (LOC-U.S. Trust Bank
  N.A.)
  1.20%, 05/01/27(e)(k)                          A-1       --      1,300        1,300,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

Merrill Lynch P-Floats (State of Minnesota);
  Unlimited Tax Series 2003 PT-752 GO
  1.05%, 09/04/03 (Acquired 03/06/03; Cost
  $11,665,000)(b)(f)(g)                          A-1       --    $11,665   $   11,665,000
-----------------------------------------------------------------------------------------
Minneapolis (City of) (Minnehaha Academy
  Project); VRD Series 2001 RB (LOC-Firstar
  Bank N.A.)
  1.25%, 05/01/26(e)(k)(l)                        --       --      2,500        2,500,000
-----------------------------------------------------------------------------------------
Minnesota (State of); Unlimited Tax Series
  1995 GO
  5.00%, 08/01/03                                AAA      Aaa      1,300        1,316,185
-----------------------------------------------------------------------------------------
Minnesota (State of); Unlimited Tax Series
  1999 GO
  4.75%, 08/01/03                                AAA      Aaa      2,000        2,023,239
-----------------------------------------------------------------------------------------
Minnesota (State of) School Districts Tax and
  Aid Anticipation Borrowing Ctfs. Program;
  Aid Anticipation Notes Series 2002 A COP
  2.25%, 08/20/03                                 --    MIG-1     20,000       20,056,819
-----------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Commercial Paper Notes
  1.00%, Series 2000B 04/09/03                  A-1+       --     20,500       20,500,000
-----------------------------------------------------------------------------------------
  1.00%, Series 2000C 05/14/03                  A-1+       --      9,500        9,500,000
-----------------------------------------------------------------------------------------
  1.00%, Series 2001C 05/15/03                  A-1+       --      8,000        8,000,000
-----------------------------------------------------------------------------------------
  1.00%, Series 2000C 05/19/03                  A-1+       --     10,900       10,900,000
-----------------------------------------------------------------------------------------
  1.00%, Series 2001A 05/20/03                  A-1+       --     15,000       15,000,000
-----------------------------------------------------------------------------------------
  1.05%, Series 2001B 06/11/03                  A-1+   VMIG-1     10,600       10,600,000
-----------------------------------------------------------------------------------------
Roseville (City of) Health Care Facilities
  (Presbyterian Homes Project); Refunding VRD
  Series 2002 RB (LOC-U.S. Bank N.A.)
  1.20%, 10/01/29(e)(k)                           --   VMIG-1      1,140        1,140,000
-----------------------------------------------------------------------------------------
Roseville (City of) Private School Facilities
  (Northwestern College Project); VRD Series
  2002 RB (LOC-M&I Bank)
  1.20%, 11/01/22(e)(k)                           --   VMIG-1      3,725        3,725,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

MINNESOTA-(CONTINUED)

St. Paul (City of) Housing and Redevelopment
  Authority (Science Museum of Minnesota);
  VRD Series 1997 A RB (LOC-First Interstate
  Bank)
  1.20%, 05/01/27(d)(e)                           --   VMIG-1    $13,160   $   13,160,000
=========================================================================================
                                                                              135,286,243
=========================================================================================

MISSISSIPPI-1.09%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water
  & Sewer); VRD Multistate Non-AMT Series
  2002-22 Ctfs.
  1.65%, 09/10/03 (Acquired 10/03/02; Cost
  $9,995,000)(b)(f)(g)                            --   VMIG-1      9,995        9,995,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (State of
  Mississippi); VRD Unlimited Tax Series
  2002-6018 A COP
  1.23%, 11/01/22 (Acquired 11/20/02; Cost
  $3,200,000)(d)(f)(g)                          A-1+       --      3,200        3,200,000
-----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A
  RB (LOC-Bank One Louisiana)
  1.20%, 11/01/18(d)(e)                          A-1       --      4,600        4,600,000
-----------------------------------------------------------------------------------------
University of Mississippi Educational
  Building Corp. (Campus Improvements
  Project); VRD Series 2000 RB
  1.22%, 10/01/20(d)(h)                           --   VMIG-1      8,900        8,900,000
=========================================================================================
                                                                               26,695,000
=========================================================================================

MISSOURI-1.83%

Independence (City of) Industrial Development
  Authority (Groves and Graceland Project);
  VRD Development Series 1997 A IDR
  (LOC-Dexia Credit Local)
  1.15%, 11/01/27(e)(k)                         A-1+       --      3,100        3,100,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

Kansas (City of) Industrial Development
  Authority (Baptist Health System); VRD
  Hospital Series 1988 A IDR (LOC-Bank of
  America N.A.)
  1.25%, 08/01/18(d)(e)                           --   VMIG-1    $ 2,705   $    2,705,000
-----------------------------------------------------------------------------------------
Kansas (City of) Industrial Development
  Authority (Cloverset Apartments Project);
  Refunding VRD Multi-Family Housing Series
  2002 IDR (CEP-Federal National Mortgage
  Association)
  1.15%, 09/15/32(d)                              --   VMIG-1      4,440        4,440,000
-----------------------------------------------------------------------------------------
Kansas (City of) Industrial Development
  Authority (Research Health Services
  System); Refunding VRD Series 1985 IDR
  1.20, 04/15/15(h)(k)                          A-1+   VMIG-1      1,200        1,200,000
-----------------------------------------------------------------------------------------
Missouri (State of) Environmental Improvement
  & Energy Resource Authority; (Monsanto Co.
  Project); Refunding VRD Pollution Control
  Series 1993 IDR
  1.15%, 06/01/23(d)                              --      P-1      2,500        2,500,000
-----------------------------------------------------------------------------------------
Missouri (State of) Health and Educational
  Facilities Authority (Assemblies of God
  College Project); VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.15%, 05/01/26(d)(e)                           --   VMIG-1      6,800        6,800,000
-----------------------------------------------------------------------------------------
Missouri (State of) Health and Educational
  Facilities Authority (Drury College);
  Refunding Educational Facilities Series
  1999 RB (LOC-Mercantile Bank N.A.)
  1.20%, 08/15/24(e)(k)                           --   VMIG-1      9,755        9,755,000
-----------------------------------------------------------------------------------------
Missouri (State of) Health and Educational
  Facilities Authority (Missouri Valley
  College); Refunding VRD Educational
  Facilities Series 2001 RB (LOC-U.S. Bank
  N.A.)
  1.20%, 10/01/31(e)(k)                          A-1       --      2,880        2,880,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

MISSOURI-(CONTINUED)

Missouri (State of) Health and Educational
  Facilities Authority (Rockhurst
  University); VRD Educational Facilities
  Series 2002 RB (LOC-Bank of America N.A.)
  1.15%, 11/01/32(e)(k)                         A-1+       --    $ 3,000   $    3,000,000
-----------------------------------------------------------------------------------------
St. Louis (City of) Airport; Series 2000 RB
  6.13%, 07/01/03(b)(c)                          NRR      NRR      3,500        3,578,977
-----------------------------------------------------------------------------------------
St. Louis (City of) Regional Convention &
  Sports Complex Authority; Series 1991 C RB
  7.90%, 08/15/03(b)(c)                          AAA      Aaa      2,005        2,051,695
-----------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Friendship Village of South
  County); VRD Series 2002 B IDR (LOC-LaSalle
  Bank N.A.)
  1.20%, 09/01/22(d)(e)                          A-1       --      2,915        2,915,000
=========================================================================================
                                                                               44,925,672
=========================================================================================

MONTANA-0.38%

Great Falls (City of) Industrial Development
  Authority (Safeway Inc. Project); Refunding
  VRD Series 1991 IDR (LOC-Deutsche Bank
  A.G.)
  1.45%, 06/02/03(b)(e)                         A-1+       --      1,230        1,230,000
-----------------------------------------------------------------------------------------
Havre (City of) Industrial Development
  (Safeway Inc. Project); Refunding Series
  1991 IDR (LOC-Deutsche Bank A.G.)
  1.45%, 06/02/03(b)(e)                         A-1+       --      1,130        1,130,000
-----------------------------------------------------------------------------------------
Montana (State of) Facilities Financing
  Authority (Mission Ridge Project); VRD
  Series 2002 RB (LOC-LaSalle Bank N.A.)
  1.20%, 08/01/27(d)(e)(i)                        --       --      7,000        7,000,000
=========================================================================================
                                                                                9,360,000
=========================================================================================


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

NEBRASKA-2.33%

American Public Energy Agency (Nebraska
  Public Gas Agency Project); Series 1998 C
  RB
  3.80%, 09/01/03(h)                             AAA      Aaa    $ 3,350   $    3,383,352
-----------------------------------------------------------------------------------------
Nebhelp Inc; VRD Multimode Series 1985 A RB
  1.20%, 12/01/15(d)(h)                         A-1+   VMIG-1      5,995        5,995,000
-----------------------------------------------------------------------------------------
Nebhelp Inc; VRD Multimode Series 1985 B RB
  1.20%, 12/01/15(d)(h)                         A-1+   VMIG-1      3,590        3,590,000
-----------------------------------------------------------------------------------------
Nebhelp Inc; VRD Multimode Series 1985 D RB
  1.20%, 12/01/15(d)(h)                         A-1+   VMIG-1      4,865        4,865,000
-----------------------------------------------------------------------------------------
Nebhelp Inc; VRD Multimode Series 1985 E RB
  1.20%, 12/01/15(d)(h)                         A-1+   VMIG-1     27,335       27,335,000
-----------------------------------------------------------------------------------------
Nebraska (State of) Educational Finance
  Authority (Creighton University Project);
  VRD Series 2003 RB
  1.15%, 03/01/33(h)(k)                           --   VMIG-1      5,000        5,000,000
-----------------------------------------------------------------------------------------
Nebraska (State of) Public Power District;
  Refunding General Series 1998 A RB
  5.25%, 01/01/04(h)                             AAA      Aaa      7,000        7,204,177
=========================================================================================
                                                                               57,372,529
=========================================================================================

NEVADA-0.30%

ABN AMRO Munitops Ctfs. Trust (County of
  Washoe); Refunding VRD Ltd. Tax Series
  2001-24 Single Asset Trust Ctfs.
  1.23%, 07/01/09 (Acquired
  06/21/01-11/19/02; Cost
  $5,500,000)(d)(f)(g)                            --   VMIG-1      5,500        5,500,000
-----------------------------------------------------------------------------------------
Las Vegas (City of); Ltd. Tax Sewer & Flood
  Control Series 2001 GO
  5.00%, 04/01/03(h)                             AAA      Aaa      2,000        2,000,000
=========================================================================================
                                                                                7,500,000
=========================================================================================

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


NEW HAMPSHIRE-0.22%

Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (New Hampshire Higher
  Education & Health Facilities Authority);
  Refunding VRD Series 2003-772 RB
  1.21%, 01/01/17 (Acquired 01/22/03; Cost
  $5,475,000)(d)(f)(g)                           A-1       --    $ 5,475   $    5,475,000
=========================================================================================

NEW MEXICO-1.57%

New Mexico (State of); Series 2002 TRAN
  2.25%, 06/30/03                              SP-1+    MIG-1      9,000        9,023,217
-----------------------------------------------------------------------------------------
New Mexico (State of); Series 2002 TRAN
  3.00%, 06/30/03                              SP-1+    MIG-1     16,000       16,058,249
-----------------------------------------------------------------------------------------
New Mexico (State of); Series 2002 A TRAN
  2.50%, 06/30/03                              SP-1+    MIG-1      5,000        5,015,973
-----------------------------------------------------------------------------------------
New Mexico (State of) Commission on Tax; Sr.
  Sub Lien Series 2000 A RB
  5.50% 06/15/03                                 AA+      Aa2      1,000        1,009,215
-----------------------------------------------------------------------------------------
New Mexico (State of) Commission on Tax; Sr.
  Sub Lien Series 2001 A RB
  4.75% 06/15/03                                 AA+      Aa2      6,000        6,045,186
-----------------------------------------------------------------------------------------
New Mexico (State of) Hospital Equipment Loan
  Council (Dialysis Clinic Inc. Project); VRD
  Series 2000 RB (LOC-SunTrust Bank N.A.)
  1.30%, 07/01/25(d)(e)                           --   VMIG-1      1,390        1,390,000
=========================================================================================
                                                                               38,541,840
=========================================================================================

NORTH CAROLINA-3.71%

Coastal Regional Solid Waste Management
  Authority; Refunding Solid Waste Disposal
  System Series 1999 RB
  4.00%, 06/01/03(h)                             AAA      Aaa      1,000        1,004,840
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Financing Agency (Elon College); Refunding
  VRD Series 2001 A RB (LOC-Bank of America
  N.A.)
  1.15%, 01/01/14(d)(e)(i)                        --       --    $ 9,520   $    9,520,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (NCA&T University
  Foundation); VRD Housing Facilities Series
  2001 RB (LOC-First Union National Bank)
  1.25%, 07/01/32(d)(e)                           --   VMIG-1     18,990       18,990,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (Wolfpack Club Project);
  Refunding VRD Series 2002 RB (LOC-Bank of
  America N.A.)
  1.20%, 04/01/12(d)(e)(i)                        --       --     23,500       23,500,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Educational
  Facilities Financing Agency (Gaston Day
  School); VRD Educational Facilities Series
  2000 RB (LOC-Bank of America N.A.)
  1.15%, 07/01/20(d)(e)(i)                        --       --      3,090        3,090,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Community Health Care Facilities (Cleveland
  Regional Medical Center Project); VRD
  Series 2001 RB (LOC-Bank of America N.A.)
  1.20%, 01/01/18(d)(e)(i)                        --       --     28,865       28,865,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Community Hospital (Duke University
  Hospital Project);
  VRD Series 1985 B RB
  1.27%, 06/01/15(d)                             A-1   VMIG-1      2,000        2,000,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 C RB
  1.27%, 06/01/15(d)                             A-1   VMIG-1      3,120        3,120,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 D RB
  1.27%, 06/01/15(d)                             A-1   VMIG-1      1,000        1,000,000
=========================================================================================
                                                                               91,089,840
=========================================================================================

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


OHIO-5.25%

Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project);
  Refunding & Improvement VRD Series 2001 RB
  (LOC-National City Bank)
  1.17%, 12/01/21(d)(e)                           --   VMIG-1    $12,075   $   12,075,000
-----------------------------------------------------------------------------------------
Cincinnati (City of) School District; Ltd.
  School Improvement Tax Series 2002 GO
  2.00%, 06/01/03(h)                             AAA      Aaa      1,000        1,001,247
-----------------------------------------------------------------------------------------
Cleveland Heights (City of); Unlimited Tax
  Series 2003 BAN
  2.00%, 03/18/04(l)                              --       --      2,705        2,728,139
-----------------------------------------------------------------------------------------
Columbus (City of); Unlimited Tax Series
  1996-1 GO
  1.10%, 12/01/17(d)                            A-1+   VMIG-1      2,000        2,000,000
-----------------------------------------------------------------------------------------
Cuyahoga (County of) Continuing Care
  Facilities; Refunding VRD Series 1999 RB
  (LOC-LaSalle National Bank)
  1.15%, 02/01/29(d)(e)                         A-1+       --     21,385       21,385,000
-----------------------------------------------------------------------------------------
Delaware (County of) Industrial Development
  (Radiation Sterilizers); VRD Series 1984
  IDR (LOC-American National Bank)
  1.20%, 12/01/04(e)(j)                          A-1       --      1,300        1,300,000
-----------------------------------------------------------------------------------------
Franklin (County of) (Children's Hospital);
  Refunding VRD Hospital Series 2002
  1.14%, 11/01/25(d)(h)                           --   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------
Franklin (County of) (Doctors OhioHealth
  Corp.); VRD Hospital Series 1998 B RB
  (LOC-National City Bank)
  1.20%, 12/01/28(d)(e)                           --   VMIG-1      6,300        6,300,000
-----------------------------------------------------------------------------------------
Kent State University; General Receipts
  Series 1998 B RB
  3.75%, 05/01/03(h)                             AAA      Aaa      1,010        1,011,707
-----------------------------------------------------------------------------------------
Kettering (City of) School District;
  Refunding Unlimited School Improvement Tax
  Series 2003 GO
  2.50%, 12/01/03                                AA-      Aa3      4,925        4,973,068
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Kettering (City of) School District;
  Unlimited Tax Series 2002 BAN
  2.00%, 06/25/03                              SP-1+    MIG-1    $15,000   $   15,029,827
-----------------------------------------------------------------------------------------
Lorain (County of) (Elyria United Methodist
  Village); Refunding VRD Hospital Series
  1996 B RB (LOC-Bank One N.A.)
  1.17%, 06/01/12(d)(e)                          A-1   VMIG-1      5,505        5,505,000
-----------------------------------------------------------------------------------------
Lorain (County of) (EMH Regional Medical
  Center Project); VRD Hospital Facilities
  Series 2001 RB (LOC-National City Bank)
  1.20%, 05/01/26(d)(e)(l)                        --       --     15,800       15,800,000
-----------------------------------------------------------------------------------------
Lorain (County of) Independent Living
  Facilities (Elyria United Methodist
  Project); VRD Series 1999 RB (LOC-Bank One
  N.A.)
  1.17%, 06/01/25(d)(e)                          A-1       --      9,640        9,640,000
-----------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group); VRD Series
  2002 B RB (LOC-Fifth Third Bank)
  1.17%, 12/01/27(d)(e)                           --   VMIG-1      7,500        7,500,000
-----------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  VRD Hospital Improvement Series 1990 RB
  (LOC-Bank One N.A.)
  1.22%, 08/01/20(d)(e)                          A-1       --      4,340        4,340,000
-----------------------------------------------------------------------------------------
Ohio (State of) Building Authority (Adult
  Correctional Building Fund); State
  Facilities Series 1993 A RB
  6.13%, 10/01/03(b)(c)                          AAA      Aa2      1,750        1,829,092
-----------------------------------------------------------------------------------------
Ohio (State of) Economic Development (Sysco
  Food Services-Cleveland); Refunding Series
  1991 RB
  6.60%, 12/01/03                                AA-       --      1,675        1,727,318
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Ohio (State of) Water Development Authority
  (Timken Co. Project); Refunding VRD Series
  1993 RB (LOC-Wachovia Bank of Georgia)
  1.20%, 05/01/07(d)(e)                          A-1       --    $ 2,200   $    2,200,000
-----------------------------------------------------------------------------------------
Plain (City of) School District; Unlimited
  Tax Series 2003 GO
  2.00%, 12/01/03(h)                             AAA      Aaa      1,540        1,549,345
-----------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial
  Hospital); VRD Series 2002 RB (LOC-Bank One
  N.A.)
  1.17%, 05/01/17(d)(e)                           --   VMIG-1      6,635        6,635,000
-----------------------------------------------------------------------------------------
Solon (City of) (Fire Station); Ltd. Tax
  Series 2002 BAN
  2.00%, 12/11/03(l)                              --       --      2,275        2,285,462
-----------------------------------------------------------------------------------------
Upper Arlington (City of); Series 2002 A BAN
  2.00%, 11/20/03                                 --    MIG-1      1,265        1,269,134
=========================================================================================
                                                                              129,084,339
=========================================================================================

OKLAHOMA-1.34%

Oklahoma (State of) Development Financing
  Authority (Capitol Dome Project); VRD
  Series 2001 RB (LOC-Bank of America N.A.)
  1.25%, 06/01/11(d)(e)                         A-1+       --      5,275        5,275,000
-----------------------------------------------------------------------------------------
Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Project); Refunding
  VRD Multi-Family Series 2000 RB
  (CEP-Federal National Mortgage Association)
  1.17%, 07/15/30(d)                            A-1+       --     27,695       27,695,000
=========================================================================================
                                                                               32,970,000
=========================================================================================

OREGON-1.14%

Lane (County of) School District #4 (J.
  Eugene); Unlimited Tax Series 2002 GO
  2.00%, 07/01/03(h)                              --      Aaa      1,190        1,191,620
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
OREGON-(CONTINUED)

Metro (Region of) (Open Spaces Program);
  Unlimited Tax Series 1995 C GO
  5.25%, 09/01/03(b)(c)                          AA+      Aa1    $ 2,000   $    2,073,875
-----------------------------------------------------------------------------------------
Multnomah (County of); Ltd. Series 2002 TRAN
  2.50%, 06/30/03                                 --    MIG-1     20,000       20,041,192
-----------------------------------------------------------------------------------------
Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Quatama Crossing LLC Housing Project); VRD
  Series 1998 RB (LOC-U.S. Bank N.A.)
  1.20%, 01/01/31(d)(e)                           --   VMIG-1      2,000        2,000,000
-----------------------------------------------------------------------------------------
Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Sacred Heart Medical Center); VRD Series
  1998 A RB (LOC-U.S. Bank N.A.)
  1.15%, 11/01/28(d)(e)                          A-1       --      1,700        1,700,000
-----------------------------------------------------------------------------------------
Portland (Community of) College District;
  Series 2003 TRAN
  2.00%, 11/28/03                                 --    MIG-1      1,000        1,006,186
=========================================================================================
                                                                               28,012,873
=========================================================================================

PENNSYLVANIA-2.59%

ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building
  Authority); VRD Non-AMT Series 2001-30
  Ctfs.
  1.20%, 09/01/09 (Acquired 10/31/02; Cost
  $5,000,000)(d)(f)(g)                            --   VMIG-1      5,000        5,000,000
-----------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Carnegie Museums of Pittsburgh);
  VRD Series 2002 IDR (LOC-Citizens Bank of
  Pennsylvania)
  1.20%, 08/01/32(d)(e)                           --   VMIG-1      3,000        3,000,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Berks (County of) Industrial Development
  Authority (Lutheran Services Northeast);
  Refunding VRD Health Care Series 1998 A IDR
  1.17%, 01/01/28(d)(h)                           --   VMIG-1    $12,680   $   12,680,000
-----------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial
  and Commercial Development Authority
  (Asbury Villas Project); Refunding VRD
  Series 2000 B IDR (LOC-LaSalle Bank N.A.)
  1.20%, 12/01/30(d)(e)                          A-1       --      2,000        2,000,000
-----------------------------------------------------------------------------------------
Delaware (County of) Industrial Development
  Authority (Scott Paper Co.); VRD Solid
  Waste Series 1984 B IDR (CEP-Kimberly-Clark
  Corp.)
  1.15%, 12/01/18(d)                             A-1       --      1,000        1,000,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Delaware Valley
  Regional); VRD Series 2001-3801 COP
  1.23%, 08/01/28 (Acquired
  06/04/01-09/06/02; Cost
  $8,900,000)(d)(f)(g)                          A-1+       --      8,900        8,900,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Commonwealth of
  Pennsylvania); VRD Series 1994-3802 COP
  1.23%, 05/01/07 (Acquired 01/29/03; Cost
  $1,295,000)(d)(f)(g)                          A-1+       --      1,295        1,295,000
-----------------------------------------------------------------------------------------
Easton (City of) Area Joint Sewer Authority;
  Refunding Series 1993 RB
  6.20%, 04/01/03(b)(c)                          NRR      NRR      1,000        1,000,000
-----------------------------------------------------------------------------------------
First Union Merlots (City of Scranton &
  County of Lackawanna Health & Welfare
  Authority); VRD Series 2002 A-18 RB
  1.26%, 03/01/15 (Acquired 03/22/02; Cost
  $3,305,000)(d)(f)(g)                            --   VMIG-1      3,305        3,305,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital
  Obligation); VRD Health Care Series 2000
  IDR
  1.25%, 12/01/24(d)(h)                          A-1       --    $ 5,345   $    5,345,000
-----------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Coop); VRD
  Pollution Control Series 1984 IDR
  (LOC-Rabobank Nederland)
  1.05%, 10/01/14(e)(j)                         A-1+       --      7,080        7,080,000
-----------------------------------------------------------------------------------------
Pennsylvania Intergovernmental Coop Authority
  (City of Philadelphia Funding Program);
  Refunding Special Tax Series 1993 RB
  5.35%, 06/15/03(b)(c)                          AAA      Aaa      9,390        9,463,277
-----------------------------------------------------------------------------------------
Washington (County of) Authority (Higher
  Education Pooled Equipment Lease Program);
  VRD Series 1985 RB (LOC-First Union
  National Bank)
  1.25%, 11/01/05(d)(e)                           --   VMIG-1      3,500        3,500,000
=========================================================================================
                                                                               63,568,277
=========================================================================================

RHODE ISLAND-0.27%

Rhode Island (State of) Health & Education
  Building Corp. (Jewish Services Agency of
  Rhode Island); VRD Health Facilities Series
  2002 RB (LOC-Bank of New York)
  1.15%, 12/01/32(d)(e)                         A-1+       --      6,750        6,750,000
=========================================================================================

SOUTH CAROLINA-2.27%

Eagle Tax Exempt Trust (State of South
  Carolina Public Service Authority); VRD
  Series 2000-4001 Class A COP
  1.23%, 01/01/22 (Acquired
  09/08/00-01/11/01; Cost
  $10,100,000)(d)(f)(g)                         A-1+       --     10,100       10,100,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

SOUTH CAROLINA-(CONTINUED)

First Union Merlots (State of South Carolina
  Public Service Authority); VRD Series 2000
  L RB
  1.26%, 01/01/22 (Acquired
  02/25/00-10/24/02; Cost
  $11,590,000)(d)(f)(g)                           --   VMIG-1    $11,590   $   11,590,000
-----------------------------------------------------------------------------------------
Lexington (County of) School District #001;
  Unlimited Tax Series 2002 TAN
  1.75%, 04/15/03                                 --    MIG-1      9,000        9,001,676
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of South Carolina
  Transportation Infrastructure); VRD
  Floating Rate Trust Ctfs. Series 2002-728
  RB
  1.21%, 10/01/22 (Acquired 11/13/02; Cost
  $7,185,000)(d)(f)(g)                           A-1       --      7,185        7,185,000
-----------------------------------------------------------------------------------------
Richland (County of) School District #002;
  Unlimited Tax Series 2002 GO
  2.00%, 05/01/03                                AA+      Aa1      7,000        7,003,925
-----------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Private Nonprofit
  Institutions (Allen University Project);
  Refunding VRD Series 1998 RB (LOC-Bank of
  America N.A.)
  1.20%, 09/01/18 (Acquired
  03/27/01-07/30/02; Cost
  $2,940,000)(d)(e)(g)                          A-1+       --      2,940        2,940,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Private Nonprofit
  Institutions (Morris College Project); VRD
  Series 1997 RB (LOC-Bank of America N.A.)
  1.20%, 07/01/17 (Acquired
  07/30/02-01/29/03; Cost
  $2,400,000)(d)(e)(g)                          A-1+       --      2,400        2,400,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs Economic
  Development Authority (Carolina Children's
  Home Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.15%, 03/01/23(d)(e)                           --   VMIG-1    $ 2,500   $    2,500,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Jobs Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  1.20%, 09/01/18 (Acquired
  07/23/02-01/29/03; Cost
  $2,990,000)(d)(e)(g)                          A-1+       --      2,990        2,990,000
=========================================================================================
                                                                               55,710,601
=========================================================================================

TENNESSEE-5.18%

Blount (County of) Public Building Authority
  (Local Government Public Improvements); VRD
  Series 2001 A-1-B RB
  1.20%, 06/01/22(h)(k)                           --   VMIG-1      1,975        1,975,000
-----------------------------------------------------------------------------------------
Clarksville (City of) Public Building
  Authority (Tennessee Municipal Bond Fund);
  VRD Pooled Funding RB (LOC-Bank of America
  N.A.)
  1.15%, Series 1997 11/01/27 (Acquired
    12/26/02-03/27/03; Cost
    $4,034,000)(d)(e)(g)                          --   VMIG-1      4,034        4,034,000
-----------------------------------------------------------------------------------------
  1.15%, Series 1999 06/01/29 (Acquired
    01/03/03-03/27/03; Cost
    $19,800,000)(d)(e)(g)                         --   VMIG-1     19,800       19,800,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chattanooga);
  VRD Series 2000-4202 COP
  1.23%, 10/01/27 (Acquired
  10/10/00-05/30/01; Cost
  $14,040,000)(d)(f)(g)                         A-1+       --     14,040       14,040,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Hamilton (County of) Industrial Development
  Board (Trade Center Hotel Associates #2);
  Refunding VRD Series 1998 B IDR (LOC-Mellon
  Bank N.A.)
  1.25%, 09/01/16(d)(e)                           --   VMIG-1    $ 1,997   $    1,997,250
-----------------------------------------------------------------------------------------
Hamilton (County of) Industrial Development
  Board (Trade Center Hotel Associates #4);
  Refunding VRD Series 1998 D IDR (LOC-Mellon
  Bank N.A.)
  1.25%, 09/01/16(d)(e)                           --   VMIG-1      3,328        3,327,750
-----------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; VRD
  Wastewater Systems Series 2002 RB
  1.15%, 12/01/22(d)(h)                           --   VMIG-1     12,300       12,300,000
-----------------------------------------------------------------------------------------
Jackson (City of) Health & Educational
  Facilities Board (Trinity Christian
  Academy); Refunding VRD Educational
  Facilities Series 2002 RB (LOC-Amsouth
  Bank)
  1.40%, 03/01/22(d)(e)                           --   VMIG-1      5,400        5,400,000
-----------------------------------------------------------------------------------------
Knoxville (City of) Utilities Board (Gas
  System); VRD Series 2000 RB
  1.15%, 01/15/05(h)(k)                         A-1+   VMIG-1      7,485        7,485,000
-----------------------------------------------------------------------------------------
Knoxville (City of) Utilities Board (Water
  System); VRD Series 2000 RB
  1.15%, 01/15/05(h)(k)                         A-1+   VMIG-1      9,575        9,575,000
-----------------------------------------------------------------------------------------
Metropolitan Government of Nashville and
  Davidson Counties Health and Educational
  Facilities Board (Meharry Medical College
  Project); Refunding VRD Series 1998 RB
  (LOC-NationsBank N.A.)
  1.15%, 08/01/18 (Acquired 12/02/02; Cost
  $8,755,000)(d)(e)(g)(i)                         --       --      8,755        8,755,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Montgomery (County of) Public Building
  Authority (Tennessee County Loan Pool); VRD
  Pooled Funding Government Obligation Series
  1995 RB (LOC-Bank of America N.A.)
  1.15%, 03/01/25 (Acquired 04/30/02; Cost
  $7,240,000)(d)(e)(g)                          A-1+       --    $ 7,240   $    7,240,000
-----------------------------------------------------------------------------------------
Montgomery (County of) Public Building
  Authority (Tennessee County Loan Pool); VRD
  Pooled Funding Series 2002 RB (LOC-Bank of
  America N.A.)
  1.20%, 04/01/32(e)(k)                           --   VMIG-1      4,100        4,100,000
-----------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement); RB
  1.15%, VRD Series 1995 B-2 06/01/06(d)(h)       --   VMIG-1      2,115        2,115,000
-----------------------------------------------------------------------------------------
  1.15%, VRD Series 1995 A 06/01/15(d)(h)         --   VMIG-1      5,890        5,890,000
-----------------------------------------------------------------------------------------
  1.15%, VRD Series 1997 II E-5
    06/01/17(d)(h)                                --   VMIG-1      1,020        1,020,000
-----------------------------------------------------------------------------------------
  1.15%, VRD Series 1997 II F-1
    06/01/17(d)(h)                                --   VMIG-1      1,475        1,475,000
-----------------------------------------------------------------------------------------
  1.15%, VRD Series 1999 II A-1
    06/01/24(d)(h)                                --   VMIG-1      5,300        5,300,000
-----------------------------------------------------------------------------------------
Shelby (County of) Health, Education &
  Housing Facilities Board (Briarcrest
  Christian School); VRD Educational
  Facilities Series 2002 RB (LOC-SunTrust
  Bank)
  1.15%, 04/01/22(d)(e)                           --   VMIG-1     11,500       11,500,000
=========================================================================================
                                                                              127,329,000
=========================================================================================

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


TEXAS-11.49%

ABN AMRO Munitops Ctfs. Trust (City of
  Leander Independent School District);
  Refunding Unlimited Multistate Non-AMT
  Series 2002-16 Ctfs.
  1.55%, 08/20/03 (Acquired 08/29/02; Cost
  $5,395,000)(b)(f)(g)                            --   VMIG-1    $ 5,395   $    5,395,000
-----------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (Panhandle Pooled Health Care); Refunding
  VRD Series 1985 RB (LOC-Banque Paribas)
  1.40%, 05/31/25(d)(e)                           --   VMIG-1      4,502        4,502,000
-----------------------------------------------------------------------------------------
Austin (City of) Utility Systems; Combined
  Series 1988 RB
  7.75%, 05/15/03(b)(c)                          AAA      Aaa      1,000        1,007,388
-----------------------------------------------------------------------------------------
Belton (City of) Independent School District;
  Unlimited Tax Series 1993 GO (CEP-Texas
  Permanent School Fund)
  5.20%, 08/15/03(b)(c)                          AAA      Aaa      2,175        2,206,801
-----------------------------------------------------------------------------------------
Brownsville (City of) Utility Systems;
  Refunding VRD Sub Lien Series 2003 A RB
  1.05%, 09/01/27(d)(h)                         A-1+   VMIG-1      6,585        6,585,000
-----------------------------------------------------------------------------------------
Carroll (City of) Independent School
  District; Refunding Unlimited Tax Series
  2003 GO (CEP-Texas Permanent School Fund)
  2.50%, 02/15/04                                AAA      Aaa      3,075        3,111,053
-----------------------------------------------------------------------------------------
Coastal Bend Health Facilities Development
  Corp. (Incarnate Word Health Services); VRD
  Series 1998 B RB
  1.22%, 08/15/28(d)(h)                        SP-1+   VMIG-1      1,400        1,400,000
-----------------------------------------------------------------------------------------
Dallas (City of); Ltd. Equipment Acquisition
  Contractual Obligation Series 2002
  2.00%, 08/15/03                                AAA      Aaa      2,240        2,244,993
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston
  Airport); VRD Series 2000-4307 COP
  1.23%, 07/01/28 (Acquired
  11/15/00-02/20/01; Cost
  $15,750,000)(d)(f)(g)                         A-1+       --     15,750       15,750,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (City of Houston Water
  & Sewer); VRD Series 974305 COP
  1.23%, 12/01/27 (Acquired 04/27/99; Cost
  $14,005,000)(d)(f)(g)                         A-1+       --    $14,005   $   14,005,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Water
  & Sewer System); VRD Series 2002-6019 Class
  A COP
  1.23%, 12/01/30 (Acquired 11/13/02; Cost
  $8,910,000)(d)(f)(g)                          A-1+       --      8,910        8,910,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County); VRD
  Series 2002-6012 Class A COP
  1.23%, 08/15/30 (Acquired 11/20/02; Cost
  $1,580,000)(d)(f)(g)                          A-1+       --      1,580        1,580,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
  Road); VRD Series 2001-4305 COP
  1.23%, 08/01/14 (Acquired 05/08/01; Cost
  $7,390,000)(d)(f)(g)                          A-1+       --      7,390        7,390,000
-----------------------------------------------------------------------------------------
First Union Merlots (Harris County);
  Refunding VRD Series 2003 B16 RB
  1.26%, 08/15/25 (Acquired 02/19/03; Cost
  $3,015,000)(d)(f)(g)                            --   VMIG-1      3,015        3,015,000
-----------------------------------------------------------------------------------------
First Union Merlots (University of Texas);
  Refunding VRD Series 2003 B14 RB
  1.24%, 08/15/22 (Acquired 01/29/03; Cost
  $4,600,000)(d)(f)(g)                            --   VMIG-1      4,600        4,600,000
-----------------------------------------------------------------------------------------
Garland (City of) Health Care Facilities
  Development Corp. (Chambrel Club Hill);
  Refunding VRD Multi-Family Housing Series
  2002 RB (CEP-Federal National Mortgage
  Association)
  1.15%, 11/15/32(d)                            A-1+       --      6,500        6,500,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding VRD
  Multi-Family Housing Series 1993 RB
  (CEP-General Electric Capital Corp.)
  1.20%, 06/01/10(d)                            A-1+       --    $ 2,700   $    2,700,000
-----------------------------------------------------------------------------------------
Gulf Coast Waste Disposal Authority (Houston
  Light & Power Co.); Refunding Series 1993
  RB
  4.90%, 12/01/03(h)                             AAA      Aaa      1,000        1,025,381
-----------------------------------------------------------------------------------------
Harris (County of); Refunding Unlimited Tax
  Series 1993 GO
  4.60%, 10/01/03                                AA+      Aa1      1,995        2,027,516
-----------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Series 1999 A RB
  4.50%, 10/01/03                                 AA      Aa2      1,000        1,016,696
-----------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (Amoco Corp. Project); Pollution
  Control Series 1985 IDR
  1.60%, 05/01/03(b)                            A-1+      P-1      5,000        5,000,000
-----------------------------------------------------------------------------------------
Houston (City of); Series A Commercial Paper
  Notes
  1.00%, 05/21/03                                A-1      P-1     18,000       18,000,000
-----------------------------------------------------------------------------------------
Houston (City of) Independent School
  District; Ltd. Asbestos Abatement Series
  2000 GO
  5.00%, 07/15/03                                 AA      Aa3      1,000        1,010,081
-----------------------------------------------------------------------------------------
Lehman Brothers Floating Rate Trust (Harris
  County); VRD Unlimited Tax Series 2000 N1-
  Reg D GO
  1.27%, 08/01/03 (Acquired 09/01/00; Cost
  $3,700,000)(d)(f)(g)                            --   VMIG-1      3,700        3,700,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited VRD Tax Series 2003 PT-1690 GO
  1.21%, 08/15/10 (Acquired 02/20/03; Cost
  $4,990,000)(d)(f)(g)                            --   VMIG-1      4,990        4,990,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Merrill Lynch P-Floats (Harris County
  Hospital District); VRD Series 2002 PT-665
  RB
  1.21%, 08/15/08 (Acquired 10/02/02; Cost
  $5,935,000)(d)(f)(g)                          A-1+       --    $ 5,935   $    5,935,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of Texas Affordable
  Housing Corp.); VRD Floating Rate Trust
  Ctfs. Series 2003-780 RB
  1.21%, 09/01/22 (Acquired 02/19/03; Cost
  $2,500,000)(d)(f)(g)                            --   VMIG-1      2,500        2,500,000
-----------------------------------------------------------------------------------------
Northside Independent School District;
  Unlimited Tax Series 2002 B GO (CEP-Texas
  Permanent School Fund)
  1.27%, 08/01/03                              SP-1+   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Port of Houston Authority-Harris (County of);
  Refunding Series 2002 RB
  5.00%, 05/01/03(h)                             AAA      Aaa      1,000        1,002,723
-----------------------------------------------------------------------------------------
Round Rock (City of) Independent School
  District; Unlimited Tax Series 1998 GO
  (CEP-Texas Permanent School Fund)
  6.50%, 08/01/03                                AAA      Aaa        960          975,775
-----------------------------------------------------------------------------------------
San Antonio (City of) Education Facilities
  Corp (Trinity University); Refunding Higher
  Education Series 2002 RB
  1.15%, 06/01/33(k)                            A-1+       --     15,000       15,000,000
-----------------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas System;
  Series A Commercial Paper Notes
  1.08%, 05/22/03                               A-1+      P-1     32,200       32,200,000
-----------------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas System;
  Series 1997 RB
  6.00%, 02/01/04                                AA+      Aa1      2,270        2,363,122
-----------------------------------------------------------------------------------------
Shenandoah (City of) Health Facilities
  (Southwood Ltd I Project); VRD Series 1984
  RB (LOC-Bank of America N.A.)
  1.27%, 12/01/14(d)(e)(l)                        --       --      3,200        3,200,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); VRD Series
  1997 RB (LOC-Bank of America N.A.)
  1.20%, 01/01/18(d)(e)                         A-1+       --    $12,800   $   12,800,000
-----------------------------------------------------------------------------------------
Tarrant (County of) Housing Finance Corp.
  (Gateway Apartments); VRD Multi-Family
  Housing Series 2003 RB (CEP-Federal
  National Mortgage Association)
  1.20%, 02/15/36(d)                              --   VMIG-1      7,550        7,550,000
-----------------------------------------------------------------------------------------
Texas (State of); Series 2002 TRAN
  2.75%, 08/29/03                              SP-1+    MIG-1     55,000       55,286,338
-----------------------------------------------------------------------------------------
Texas A&M University; Refunding Financing
  Systems Series 2001 A RB
  4.00%, 05/15/03                                AA+      Aa1      1,355        1,359,365
-----------------------------------------------------------------------------------------
Trinity River Industrial Development
  Authority (Radiation Sterilizers); VRD
  Series 1985 IDR (LOC-American National Bank
  & Trust)
  1.20%, Series 1985 A 11/01/05(e)(j)            A-1       --      1,900        1,900,000
-----------------------------------------------------------------------------------------
  1.20%, Series 1985 B 11/01/05(e)(j)            A-1       --      2,450        2,450,000
=========================================================================================
                                                                              282,194,232
=========================================================================================

UTAH-0.84%

Davis (County of) Housing Authority (Fox
  Creek Apartments); Refunding VRD
  Multi-Family Housing Series 1997 A RB
  (LOC-Bank One Arizona N.A.)
  1.22%, 08/15/27(d)(e)                          A-1       --      4,240        4,240,000
-----------------------------------------------------------------------------------------
First Union Merlots (Intermountain Power
  Agency); VRD Series 2002 A59 RB
  1.26%, 07/01/10 (Acquired 10/23/02; Cost
  $7,300,000)(d)(f)(g)                            --   VMIG-1      7,300        7,300,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
UTAH-(CONTINUED)

Merrill Lynch P-Floats (City of Murray
  Hospital Revenue); VRD Series 2002 PA-1066
  RB
  1.21%, 05/15/22 (Acquired
  10/02/02-10/18/02; Cost
  $5,995,000)(d)(f)(g)                           A-1       --    $ 5,995   $    5,995,000
-----------------------------------------------------------------------------------------
Salt Lake City (City of) Industrial
  Development (Parkview Plaza Associates);
  VRD Series 1984 IDR (LOC-Bank One Arizona
  N.A.)
  1.22%, 12/01/14(d)(e)                          A-1       --      2,175        2,175,000
-----------------------------------------------------------------------------------------
Sevier (County of) School District; Refunding
  Unlimited Tax Series 1983 GO
  9.20%, 05/01/03(c)                             AAA      Aaa      1,000        1,006,577
=========================================================================================
                                                                               20,716,577
=========================================================================================

VERMONT-0.11%

Vermont (State of) Student Assistance Corp.;
  VRD Student Loan Series 1985 RB (LOC-State
  Street Bank & Trust Co.)
  1.10%, 01/01/04(e)(j)                           --   VMIG-1      2,640        2,640,000
=========================================================================================

VIRGINIA-0.50%

Chesapeake (City of) Hospital Authority
  (Chesapeake General Hospital); VRD Hospital
  Facilities Series 2001 B RB (LOC-SunTrust
  Bank)
  1.20%, 07/01/31(d)(e)                         A-1+       --      1,545        1,545,000
-----------------------------------------------------------------------------------------
Norfolk (City of) (Sentara Health System);
  Commercial Paper Notes
  1.00%, 04/08/03                               A-1+      P-1      5,500        5,500,000
-----------------------------------------------------------------------------------------
Virginia (State of) Transportation Board
  (U.S. Route 58 Corridor Development
  Program); Series 1993 B RB
  5.50%, 05/15/03(b)(c)                          AA+      Aa1      3,000        3,076,413
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

VIRGINIA-(CONTINUED)

Virginia (State of) Transportation Board
  (U.S. Route 58 Corridor Development
  Program); Series 1993 B RB
  5.63%, 05/15/03(b)(c)                          AA+      Aa1    $ 2,000   $    2,051,254
=========================================================================================
                                                                               12,172,667
=========================================================================================

WASHINGTON-5.16%

ABN AMRO Munitops Ctfs. Trust (King County);
  Refunding VRD Ltd. Tax Multistate Non-AMT
  Series 2001-1 Ctfs.
  1.23%, 07/01/06 (Acquired 01/04/01; Cost
  $10,000,000)(d)(f)(g)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington);
  VRD Series 984701 COP
  1.23%, 05/01/18 (Acquired 07/20/00; Cost
  $14,400,000)(d)(f)(g)                         A-1+       --     14,400       14,400,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Supply Systems Project No. 2);
  VRD Series 964703 Class A COP
  1.23%, 07/01/11 (Acquired 05/02/01; Cost
  $5,870,000)(d)(f)(g)                          A-1+       --      5,870        5,870,000
-----------------------------------------------------------------------------------------
Everett (City of); Ltd. VRD Tax Series 2001
  GO (LOC-Bank of America N.A.)
  1.20%, 12/01/21(d)(e)(i)                        --       --      2,600        2,600,000
-----------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series A Commercial Paper Notes (LOC-Bank
  of America N.A.)
  1.05%, 05/27/03                               A-1+       --     11,300       11,300,000
-----------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank
  of America N.A.)
  1.20%, 02/15/21(d)(e)                           --   VMIG-1     10,150       10,150,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); VRD
  Series 1998 IDR (LOC-U.S. Bank Trust N.A.)
  1.20%, 04/01/23(d)(e)                           --   VMIG-1    $ 4,110   $    4,110,000
-----------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; VRD Special
  Revenue Series 1999 A RB (LOC-U.S. Bank
  N.A.)
  1.20%, 12/01/19(d)(e)                           --   VMIG-1     11,800       11,800,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Energy Northwest);
  Refunding VRD Series 2001 PA-846 RB
  1.22%, 01/01/10 (Acquired
  10/02/02-12/04/02; Cost
  $3,800,000)(d)(f)(g)                           A-1       --      3,800        3,800,000
-----------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); VRD Series 1997
  RB (LOC-Bank of America NT & SA)
  1.20%, 01/01/27(d)(e)                         A-1+   VMIG-1     12,705       12,705,000
-----------------------------------------------------------------------------------------
Port Seattle (City of) Industrial Development
  Corp. (Sysco Food Services Project);
  Refunding VRD Series 1994 IDR
  1.30%, 11/01/25(d)                            A-1+   VMIG-1      4,710        4,710,000
-----------------------------------------------------------------------------------------
Port Vancouver (City of) (United Grain Corp);
  Refunding VRD Series 1984-84A IDR (LOC-Bank
  of America NT & SA)
  1.15%, 12/01/09(d)(e)                         A-1+      P-1      1,200        1,200,000
-----------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); VRD Low Income Housing
  Assistance Series 1994 B RB (LOC-U.S. Bank
  of Washington)
  1.20%, 05/01/19(d)(e)                          A-1       --      2,525        2,525,000
-----------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD
  Series 1995 RB (LOC-U.S. Bank N.A.)
  1.20%, 12/01/15(d)(e)                          A-1       --      2,870        2,870,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Snohomish (County of) Public Utility District
  #001; Refunding VRD Generation Systems
  Series 2002 A-2 RB
  1.10%, 12/01/19(d)(h)                         A-1+   VMIG-1    $19,900   $   19,900,000
-----------------------------------------------------------------------------------------
Spokane (City of) Regional Solid Waste
  Management System; Refunding Series 2003 RB
  5.00%, 12/01/03(h)                             AAA      Aaa      1,000        1,025,786
-----------------------------------------------------------------------------------------
Vancouver (City of) Housing Authority
  (Village Park Apartments Project); VRD
  Housing Series 2000 RB (LOC-U.S. Bank N.A.)
  1.20%, 11/02/05(d)(e)                          A-1       --      1,515        1,515,000
-----------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); VRD Series 2000 RB (LOC-Bank of
  America N.A.)
  1.20%, 07/01/30(d)(e)                           --   VMIG-1      1,250        1,250,000
-----------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project #2); Refunding
  Series 1998 A RB
  5.00%, 07/01/03                                AA-      Aa1      5,000        5,049,869
=========================================================================================
                                                                              126,780,655
=========================================================================================

WEST VIRGINIA-0.45%

West Virginia (State of) Hospital Finance
  Authority (Cabell Huntington Project);
  Refunding VRD Series 2002 A-1 RB (LOC-Bank
  One West Virginia)
  1.20%, 05/01/13(d)(e)                           --   VMIG-1     11,000       11,000,000
=========================================================================================

WISCONSIN-1.71%

Dane (County of); Refunding Unlimited Tax
  Series 2002 A GO
  3.00%, 06/01/03                                 --      Aaa      2,600        2,607,862
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Franklin Community Development Authority
  (Indian Community School-Milwaukee); VRD
  Series 2002 RB (LOC-Bank One Wisconsin)
  1.20%, 07/01/22(d)(e)                           --   VMIG-1    $ 7,000   $    7,000,000
-----------------------------------------------------------------------------------------
Kimberly (City of) (Fox Cities YMCA Project);
  VRD Series 2002 RB (LOC-M&I Marshall &
  Ilsley)
  1.25%, 04/01/32(d)(e)                           --   VMIG-1      2,480        2,480,000
-----------------------------------------------------------------------------------------
Menomonee Falls (City of); Unlimited Tax
  Promissory Notes Series 2002 GO
  3.10%, 06/01/03                                 --      Aa3      6,000        6,011,330
-----------------------------------------------------------------------------------------
New Berlin (City of); Unlimited Promissory
  Notes Tax Series 1996 A GO
  4.50%, 12/01/03                                 --      Aa2      1,115        1,138,607
-----------------------------------------------------------------------------------------
Wind Point (City of) (The Johnson Foundation
  Project); VRD Series 2000 RB (LOC-Harris
  Trust & Savings Bank)
  1.20%, 09/01/35(d)(e)                         A-1+       --      4,700        4,700,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of); Unlimited Tax Series
  1992 C GO
  6.20%, 05/01/03(b)(c)                          NRR      Aaa    $ 3,000   $    3,011,951
-----------------------------------------------------------------------------------------
  6.25%, 05/01/03(b)(c)                          NRR      Aaa      1,000        1,004,024
-----------------------------------------------------------------------------------------
Wisconsin (State of) Health and Educational
  Facilities Authority (Sinai Samaritan
  Medical Center); VRD Series 1994 A RB
  (LOC-M&I Bank)
  1.20%, 09/01/19(d)(e)                          A-1       --      3,938        3,938,000
-----------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
  Flow Management Program; Series 2002 B-2
  COP
  2.00%, 10/30/03                                 --    MIG-1     10,000       10,041,390
=========================================================================================
                                                                               41,933,164
=========================================================================================
TOTAL INVESTMENTS-101.59% (Cost
  $2,495,716,522)                                                           2,495,716,522
_________________________________________________________________________________________
=========================================================================================
OTHER ASSETS LESS LIABILITIES-(1.59)%                                         (39,154,633)
_________________________________________________________________________________________
=========================================================================================
NET ASSETS-100.00%                                                         $2,456,561,889
_________________________________________________________________________________________
=========================================================================================

Investment Abbreviations:

AMT       - Alternative Minimum Tax
BAN       - Bond Anticipation Notes
CEP       - Credit Enhancement Provider
COP       - Certificates of Participation
Ctfs      - Certificates
GO        - General Obligation
IDR       - Industrial Development Revenue Bonds
LOC       - Letter of Credit
Ltd.      - Limited
Merlots   - Municipal Exempt Receipts Liquidity Optional Tender
P-Floats  - Puttable Floating Option Tax-Exempt Receipts
Putters   - Puttable Tax Exempt Receipts
RAC       - Revenue Anticipation Certificates
RAN       - Revenue Anticipation Notes
RB        - Revenue Bonds
RN        - Revenue Notes
Sr.       - Senior
TAN       - Tax Anticipation Notes
TRAN      - Tax and Revenue Anticipation Notes
VRD       - Variable Rate Demand Notes

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (i) below. NRR indicates a security that is not re-rated subsequent to funding of a segregated escrow fund held by a bank custodian; this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Auditors.
(b) Security has an irrevocable call or mandatory put. Par value and maturity date reflect such call or put.
(c) Advance refunded, secured by an escrow fund of U.S. Treasury obligations.
(d) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined weekly. Rate shown is the rate in effect on 03/31/03.
(e) Principal and interest payments are guaranteed by the letter of credit agreement.

(f) Certificates of participation involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term rate reset periodically.
(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 03/31/03 was $569,609,000, which represented 23.19% of the Fund's net assets. Of these securities, 1.51% of the Fund's net assets are considered to be illiquid.
(h) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Corp., Financial Security Assurance, Inc., or MBIA Insurance Corp.
(i) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(j) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined monthly. Rate shown is the rate in effect on 03/31/03.
(k) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined daily. Rate shown is the rate in effect on 03/31/03.
(l) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(m) Interest rates are redetermined weekly. Rate shown is the rate in effect on 03/31/03.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2003

ASSETS:

Investments, at market value (amortized cost)              $ 2,495,716,522
--------------------------------------------------------------------------
Cash                                                             8,968,354
--------------------------------------------------------------------------
Receivables for:
  Investments sold                                               3,570,368
--------------------------------------------------------------------------
  Interest                                                       9,430,203
--------------------------------------------------------------------------
Investment for deferred compensation plan                           56,648
--------------------------------------------------------------------------
Other assets                                                       128,734
==========================================================================
     Total assets                                            2,517,870,829
__________________________________________________________________________
==========================================================================


LIABILITIES:

Payables for:
  Investments purchased                                         58,963,669
--------------------------------------------------------------------------
  Dividends                                                      1,925,227
--------------------------------------------------------------------------
  Deferred compensation plan                                        56,648
--------------------------------------------------------------------------
Accrued distribution fees                                          143,249
--------------------------------------------------------------------------
Accrued transfer agent fees                                         57,554
--------------------------------------------------------------------------
Accrued operating expenses                                         162,593
==========================================================================
     Total liabilities                                          61,308,940
==========================================================================
Net assets applicable to shares outstanding                $ 2,456,561,889
__________________________________________________________________________
==========================================================================


NET ASSETS:

Institutional Class                                        $ 1,321,224,224
--------------------------------------------------------------------------
Private Investment Class                                   $   227,832,108
--------------------------------------------------------------------------
Personal Investment Class                                  $    16,991,476
--------------------------------------------------------------------------
Cash Management Class                                      $   617,683,087
--------------------------------------------------------------------------
Reserve Class                                              $    12,653,310
--------------------------------------------------------------------------
Resource Class                                             $   260,177,684
__________________________________________________________________________
==========================================================================


CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class:
  Authorized                                                16,600,000,000
--------------------------------------------------------------------------
  Outstanding                                                1,321,195,429
__________________________________________________________________________
==========================================================================
Private Investment Class:
  Authorized                                                 1,100,000,000
--------------------------------------------------------------------------
  Outstanding                                                  227,821,785
__________________________________________________________________________
==========================================================================
Personal Investment Class:
  Authorized                                                 1,100,000,000
--------------------------------------------------------------------------
  Outstanding                                                   16,988,671
__________________________________________________________________________
==========================================================================
Cash Management Class:
  Authorized                                                 6,100,000,000
--------------------------------------------------------------------------
  Outstanding                                                  617,684,687
__________________________________________________________________________
==========================================================================
Reserve Class:
  Authorized                                                 1,100,000,000
--------------------------------------------------------------------------
  Outstanding                                                   12,651,486
__________________________________________________________________________
==========================================================================
Resource Class:
  Authorized                                                 1,100,000,000
--------------------------------------------------------------------------
  Outstanding                                                  260,178,111
__________________________________________________________________________
==========================================================================
Net asset value and offering price per share for each
  class                                                    $          1.00
__________________________________________________________________________
==========================================================================


STATEMENT OF OPERATIONS

For the year ended March 31, 2003

INVESTMENT INCOME:

Interest                                     $ 32,573,822
=========================================================

EXPENSES:

Advisory fees                                   4,842,836
---------------------------------------------------------
Administrative services fees                      424,158
---------------------------------------------------------
Custodian fees                                    105,463
---------------------------------------------------------
Distribution fees:
  Private Investment Class                        948,969
---------------------------------------------------------
  Personal Investment Class                       109,817
---------------------------------------------------------
  Cash Management Class                           451,886
---------------------------------------------------------
  Reserve Class                                   163,436
---------------------------------------------------------
  Resource Class                                  426,165
---------------------------------------------------------
Transfer agent fees                               405,005
---------------------------------------------------------
Directors' fees                                    22,851
---------------------------------------------------------
Other                                             386,462
=========================================================
    Total expenses                              8,287,048
=========================================================
Less: Fees waived                              (1,820,178)
=========================================================
    Net expenses                                6,466,870
=========================================================
Net investment income                          26,106,952
=========================================================
Net realized gain (loss) from investment
  securities                                      (25,175)
=========================================================
Net increase in net assets resulting from
  operations                                 $ 26,081,777
_________________________________________________________
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2003 and 2002

                                                                   2003              2002
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   26,106,952    $   30,654,351
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (25,175)           49,753
==============================================================================================
    Net increase in net assets resulting from operations          26,081,777        30,704,104
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (17,031,877)      (22,419,192)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,818,359)       (3,180,546)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (93,454)         (439,500)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (4,920,342)       (3,004,510)
----------------------------------------------------------------------------------------------
  Reserve Class                                                      (64,630)         (264,155)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (2,178,290)       (1,346,448)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                             82,192,016       309,095,270
----------------------------------------------------------------------------------------------
  Private Investment Class                                        48,742,626        37,137,251
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       11,894,107         4,372,127
----------------------------------------------------------------------------------------------
  Cash Management Class                                          297,170,515       304,845,825
----------------------------------------------------------------------------------------------
  Reserve Class                                                   (5,545,385)        2,327,048
----------------------------------------------------------------------------------------------
  Resource Class                                                 122,868,778       121,845,326
==============================================================================================
    Net increase in net assets                                   557,297,482       779,672,600
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,899,264,407     1,119,591,807
==============================================================================================
  End of year                                                 $2,456,561,889    $1,899,264,407
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $2,456,603,662    $1,899,281,005
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                       (41,773)          (16,598)
==============================================================================================
                                                              $2,456,561,889    $1,899,264,407
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

March 31, 2003


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES


Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, AIM receives a monthly fee with respect to the Fund at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to limit Fund operating expenses (excluding distribution and service fees paid pursuant to the Rule 12b-1 plans, interest, taxes, director's fees, federal registration fees, extraordinary items and indirect expenses resulting from expense offset arrangements, if any) to 0.22%. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. For the year ended March 31, 2003, AIM waived fees of $1,111,258.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended March 31, 2003, AIM was paid $424,158 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2003, AFS retained $337,409 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. The Fund may pay a service fee up to 0.25% of the average daily net assets of each Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equal to the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the year ended March 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $474,484, $78,536, $361,509, $135,892 and $340,932, respectively, after FMC waived Plan fees of $708,920.

    Certain officers and directors of the Fund are officers of AIM, FMC, and/or AFS.

    During the year ended March 31, 2003, the Fund paid legal fees of $7,079 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. The Fund did not borrow or lend under the facility during the year ended March 31, 2003.


NOTE 5--CAPITAL STOCK

The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Changes in capital stock outstanding during the years ended March 31, 2003 and 2002 were as follows:

                                                                         2003                                 2002
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                       9,993,613,813    $ 9,993,613,813     7,241,807,989    $ 7,241,807,989
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    366,327,891        366,327,891       373,567,962        373,567,962
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    49,022,061         49,022,061       410,703,599        410,703,599
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     3,773,086,548      3,773,086,548     1,363,378,123      1,363,378,123
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               179,359,417        179,359,417       204,218,294        204,218,294
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              962,309,593        962,309,593       403,486,783        403,486,783
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                           4,749,313          4,749,313         2,929,243          2,929,243
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      1,254,023          1,254,023         2,271,450          2,271,450
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                        14,703             14,703           375,657            375,657
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         4,134,190          4,134,190         2,058,372          2,058,372
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                    71,043             71,043           286,448            286,448
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                2,003,975          2,003,975         1,244,055          1,244,055
=================================================================================================================================
Reacquired:
  Institutional Class                                      (9,916,171,110)    (9,916,171,110)   (6,935,641,962)    (6,935,641,962)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   (318,839,288)      (318,839,288)     (338,702,161)      (338,702,161)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   (37,142,657)       (37,142,657)     (406,707,129)      (406,707,129)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    (3,480,050,223)    (3,480,050,223)   (1,060,590,670)    (1,060,590,670)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              (184,975,845)      (184,975,845)     (202,177,694)      (202,177,694)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             (841,444,790)      (841,444,790)     (282,885,512)      (282,885,512)
=================================================================================================================================
                                                              557,322,657    $   557,322,657       779,622,847    $   779,622,847
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the year ended March 31, 2003 and 2002 were as follows:

                                                                 2003           2002
----------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income-tax exempt                                  $26,106,952    $30,654,351
________________________________________________________________________________________
========================================================================================


Tax Components of Capital:

As of March 31, 2003, the components of capital on a tax basis were as follows:

Undistributed ordinary income-tax exempt                      $      129,482
----------------------------------------------------------------------------
Unrealized appreciation (depreciation) investments                   (10,353)
----------------------------------------------------------------------------
Temporary book/tax differences                                      (129,482)
----------------------------------------------------------------------------
Capital loss carryforward                                            (31,420)
----------------------------------------------------------------------------
Capital (par value and additional paid-in)                     2,456,603,662
============================================================================
                                                              $2,456,561,889
____________________________________________________________________________
============================================================================


  The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales. Cost of investments for tax purposes is $2,495,726,875.

  Temporary book/tax differences are primarily a result of timing differences for recognition of directors' deferral of compensation and retirement plan expenses.

  The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD
--------------------------------------------------------------------------
March 31, 2004                                                  $16,322
--------------------------------------------------------------------------
March 31, 2011                                                   15,098
==========================================================================
Total capital loss carryforward                                 $31,420
__________________________________________________________________________
==========================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Institutional Class outstanding throughout the periods indicated.

                                                                                    INSTITUTIONAL CLASS
                                                             -----------------------------------------------------------------
                                                                                   YEAR ENDED MARCH 31,
                                                             -----------------------------------------------------------------
                                                                2003             2002         2001        2000         1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $     1.00       $     1.00    $   1.00    $   1.00    $     1.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.01             0.02        0.04        0.03          0.03
------------------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                     (0.01)           (0.02)      (0.04)      (0.03)        (0.03)
==============================================================================================================================
Net asset value, end of period                               $     1.00       $     1.00    $   1.00    $   1.00    $     1.00
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(a)                                                    1.22%            2.17%       3.95%       3.32%         3.23%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $1,321,224       $1,239,058    $929,921    $964,396    $1,072,597
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 0.22%(b)         0.22%       0.20%       0.20%         0.20%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              0.27%(b)         0.28%       0.29%       0.29%         0.28%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of net investment income to average net assets               1.20%(b)         2.01%       3.84%       3.25%         3.16%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,410,669,744.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of Cash Reserve Portfolio
And the Board of Directors of AIM Tax-Free Investment Co.:

We have audited the accompanying statement of assets and liabilities of Cash Reserve Portfolio (a portfolio of AIM Tax-Free Investments Co.), including the schedule of investments, as of March 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through March 31, 2000 were audited by other auditors whose report dated May 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cash Reserve Portfolio as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States..

Houston, Texas                        /s/ ERNST & YOUNG LLP
May 5, 2003

OTHER INFORMATION

DIRECTORS AND OFFICERS

As of January 1, 2003

The address of each director and officer of AIM Tax-Free Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            DIRECTOR AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)
COMPANY                            SINCE            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
------------------------------------------------------------------------------------------------------
   Robert H. Graham(1) -- 1946     1985             Director and Chairman, A I M Management Group Inc.
   Director, Chairman and                           (financial services holding company); and Director
   President                                        and Vice Chairman, AMVESCAP PLC (parent of AIM and
                                                    a global investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); and Director and Chairman,
                                                    A I M Capital Management, Inc. (registered
                                                    investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), A I M Fund Services,
                                                    Inc., (registered transfer agent), and Fund
                                                    Management Company (registered broker dealer)
------------------------------------------------------------------------------------------------------
   Mark H. Williamson(2) -- 1951   2003             Director, President and Chief Executive Officer,
   Director and Executive Vice                      A I M Management Group Inc. (financial services
   President                                        holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer), Director and Chairman, A I M Fund
                                                    Services, Inc. (registered transfer agent), and
                                                    Fund Management Company (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman and Chief Executive
                                                    Officer, INVESCO Funds Group, Inc.; and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
------------------------------------------------------------------------------------------------------

   INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------
   Frank S. Bayley -- 1939         2001             Of Counsel, law firm of Baker & McKenzie
   Director
------------------------------------------------------------------------------------------------------
   Bruce L. Crockett -- 1944       1992             Chairman, Crockett Technology Associates
   Director                                         (technology consulting company)
------------------------------------------------------------------------------------------------------
   Albert R. Dowden -- 1941        2000             Director, Magellan Insurance Company; Member of
   Director                                         Advisory Board of Rotary Power International
                                                    (designer, manufacturer, and seller of rotary
                                                    power engines); and Director, The Boss Group
                                                    (private equity group)
                                                    Formerly: Director, President and Chief Executive
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
------------------------------------------------------------------------------------------------------
   Edward K. Dunn, Jr. -- 1935     1998             Formerly: Chairman, Mercantile Mortgage Corp.;
   Director                                         President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
------------------------------------------------------------------------------------------------------
   Jack M. Fields -- 1952          1997             Chief Executive Officer, Twenty First Century
   Director                                         Group, Inc. (government affairs company) and
                                                    Texana Timber LP
------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE         OTHER DIRECTORSHIP(S)
COMPANY                           HELD BY DIRECTOR
--------------------------------  -------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------
   Robert H. Graham(1) -- 1946    None
   Director, Chairman and
   President
------------------------------------------------------------------------------------------------------
   Mark H. Williamson(2) -- 1951  Director, Chairman, President
   Director and Executive Vice    and Chief Executive Officer,
   President                      INVESCO Bond Funds, Inc.,
                                  INVESCO Combination Stock &
                                  Bond Funds, Inc., INVESCO
                                  Counselor Series Funds, Inc.,
                                  INVESCO Global and
                                  International Funds, Inc.,
                                  INVESCO Manager Series Funds,
                                  Inc., INVESCO Money Market
                                  Funds, Inc., INVESCO Sector
                                  Funds, Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series Funds, Inc.
                                  and INVESCO Variable Investment
                                  Funds, Inc.
------------------------------------------------------------------------------------------------------

   INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------
   Frank S. Bayley -- 1939        Badgley Funds, Inc. (registered
   Director                       investment company)
------------------------------------------------------------------------------------------------------
   Bruce L. Crockett -- 1944      ACE Limited (insurance
   Director                       company); and Captaris, Inc.
                                  (unified messaging provider)
------------------------------------------------------------------------------------------------------
   Albert R. Dowden -- 1941       Cortland Trust, Inc.
   Director                       (registered investment company)
------------------------------------------------------------------------------------------------------
   Edward K. Dunn, Jr. -- 1935    None
   Director
------------------------------------------------------------------------------------------------------
   Jack M. Fields -- 1952         Administaff
   Director
------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

(2) Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company. Mr. Williamson became Executive Vice President of the Company on March 4, 2003.

As of January 1, 2003

The address of each director and officer of AIM Tax-Free Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             DIRECTOR AND/      PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE COMPANY   OR OFFICER SINCE   DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------

   INDEPENDENT DIRECTORS
---------------------------------------------------------------------------------------------------------
   Carl Frischling -- 1937          1992               Partner, law firm of Kramer Levin Naftalis and
   Director                                            Frankel LLP
---------------------------------------------------------------------------------------------------------
   Prema Mathai-Davis -- 1950       1998               Formerly: Chief Executive Officer, YWCA of the USA
   Director
---------------------------------------------------------------------------------------------------------
   Lewis F. Pennock -- 1942         1992               Partner, law firm of Pennock & Cooper
   Director
---------------------------------------------------------------------------------------------------------
   Ruth H. Quigley -- 1935          2001               Retired
   Director
---------------------------------------------------------------------------------------------------------
   Louis S. Sklar -- 1939           1992               Executive Vice President, Hines (real estate
   Director                                            development company)
---------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
---------------------------------------------------------------------------------------------------------
   Gary T. Crum(3) -- 1947          1985               Director and President, A I M Capital Management,
   Senior Vice President                               Inc.; Director and Executive Vice President, A I M
                                                       Management Group Inc.; Director and Senior Vice
                                                       President, A I M Advisors, Inc.; and Director,
                                                       A I M Distributors, Inc. and AMVESCAP PLC
---------------------------------------------------------------------------------------------------------
   Stuart W. Coco -- 1955           1992               Managing Director and Chief Research
   Vice President                                      Officer -- Fixed Income, A I M Capital Management,
                                                       Inc.; and Vice President, A I M Advisors, Inc.
---------------------------------------------------------------------------------------------------------
   Melville B. Cox -- 1943          1992               Vice President and Chief Compliance Officer, A I M
   Vice President                                      Advisors, Inc. and A I M Capital Management, Inc.;
                                                       and Vice President, A I M Fund Services, Inc.
---------------------------------------------------------------------------------------------------------
   Karen Dunn Kelley -- 1960        1992               Managing Director and Chief Cash Management
   Vice President                                      Officer, A I M Capital Management, Inc.; Director
                                                       and President, Fund Management Company; and Vice
                                                       President, A I M Advisors, Inc.
---------------------------------------------------------------------------------------------------------
   Edgar M. Larsen(3) -- 1940       2002               Vice President, A I M Advisors, Inc., and
   Vice President                                      President, Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital Management, Inc.
---------------------------------------------------------------------------------------------------------
   Dana R. Sutton -- 1959           1988               Vice President and Fund Treasurer, A I M Advisors,
   Vice President and Treasurer                        Inc.
---------------------------------------------------------------------------------------------------------
   Nancy L. Martin(4) -- 1957       2003               Vice President, A I M Advisors, Inc.; and Vice
   Secretary                                           President and General Counsel, A I M Capital
                                                       Management, Inc.
---------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE COMPANY  HELD BY DIRECTOR
---------------------------------  -------------------------------

   INDEPENDENT DIRECTORS
---------------------------------------------------------------------------------------------------------
   Carl Frischling -- 1937         Cortland Trust, Inc.
   Director                        (registered investment company)
---------------------------------------------------------------------------------------------------------
   Prema Mathai-Davis -- 1950      None
   Director
---------------------------------------------------------------------------------------------------------
   Lewis F. Pennock -- 1942        None
   Director
---------------------------------------------------------------------------------------------------------
   Ruth H. Quigley -- 1935         None
   Director
---------------------------------------------------------------------------------------------------------
   Louis S. Sklar -- 1939          None
   Director
---------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
---------------------------------------------------------------------------------------------------------
   Gary T. Crum(3) -- 1947         N/A
   Senior Vice President
---------------------------------------------------------------------------------------------------------
   Stuart W. Coco -- 1955          N/A
   Vice President
---------------------------------------------------------------------------------------------------------
   Melville B. Cox -- 1943         N/A
   Vice President
---------------------------------------------------------------------------------------------------------
   Karen Dunn Kelley -- 1960       N/A
   Vice President
---------------------------------------------------------------------------------------------------------
   Edgar M. Larsen(3) -- 1940      N/A
   Vice President
---------------------------------------------------------------------------------------------------------
   Dana R. Sutton -- 1959          N/A
   Vice President and Treasurer
---------------------------------------------------------------------------------------------------------
   Nancy L. Martin(4) -- 1957      N/A
   Secretary
---------------------------------------------------------------------------------------------------------

(3) Information is current as of January 10, 2003.

(4) Ms. Martin became secretary of the Company on April 1, 2003.

The Statement of Additional Information of the Company includes additional information about the Fund's Directors and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Ernst & Young LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               5 Houston Center
Houston, TX 77046               Suite 100                       Suite 100                       1401 McKinney
                                Houston, TX 77046               Houston, TX 77046-1173          Suite 1200
                                                                                                Houston, TX 77010

COUNSEL TO THE FUND             COUNSEL TO THE DIRECTORS        TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       A I M Fund Services, Inc.       Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   100 Church Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          New York, NY 10286
Philadelphia, PA 19103          New York, NY 10022

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2003.

AIM Tax-Free Cash Reserve Fund Institutional Class paid ordinary dividends in the amount of $0.0122 per share during its tax year ended March 31, 2003. Of this amount, 100.00% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the appropriate Form 1099-DIV.

                         ANNUAL REPORT / MARCH 31, 2003

                        TAX-FREE INVESTMENTS CO. (TFIC)

                             CASH RESERVE PORTFOLIO

                           PERSONAL INVESTMENT CLASS

                                  [COVER IMAGE]

                       [AIM INVESTMENTS LOGO APPEARS HERE]

                                 --Servicemark--


This report may be distributed only to current shareholders or to persons who have received a current prospectus.


TFIC-AR-6

[AIM INVESTMENTS LOGO APPEARS HERE]
         --Servicemark--


                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This letter and the financial pages that follow provide an
ROBERT H.           annual report for the Personal Investment Class of the Cash
GRAHAM]             Reserve Portfolio of Tax-Free Investments Company, a money market fund investing in short-term municipal bonds of the highest credit ratings. The safety of money market funds is well known, and your portfolio continues to provide safety, liquidity and a positive return on your investment. Several factors influence the rate of that return.

                       For the first seven months of the fund's fiscal year, the
                    federal funds rate remained at 1.75%. On November 6, 2002, the Federal Reserve Board's Federal Open Market Committe
                    (FOMC) lowered the rate to 1.25%, the lowest the rate had been in 41 years. As of March 31, 2003, the FOMC had met three times since lowering the rate in November and left the rate unchanged. By calendar-year-end 2002, the yield on the 10-year Treasury note had fallen to 3.83%. While the federal funds rate does not mandate the rates offered on municipal bonds, the low-interest-rate environment resulting from the federal funds rate, as well as the overall economic climate itself, affects all fixed income investing.

   The job market was comparatively weak throughout the period, yet consumer spending remained relatively strong. Consumer confidence declined, yet auto and home sales reached near-record levels because of dealer incentives and low mortgage rates. The growth in the gross domestic product (GDP) seesawed. For the second quarter of 2002 it was 1.3%, and in the third quarter, growth accelerated to 4.0%. For the fourth quarter, growth declined to 1.4%.

   Equity investors continued to be daunted by corporations missing earnings estimates and the warnings of such misses. Weakness in the job market and other signals of a weak economy, continued high volatility and the prolonged bear market in equities resulted in stock market avoidance. The flight to quality--investors moving money into safer, more liquid investments--continued throughout the period. Money market funds, government bond funds and short-term bond funds are traditionally known as safe havens.

   All of these factors--low interest rates, the economic climate and the flight to quality--resulted in low yields for money market investments.

FUND PROVIDES SAFETY, LIQUIDITY AND POSITIVE RETURN

For the one-year period ended March 31, 2003, Cash Reserve Portfolio, Personal Investment Class, provided a monthly yield of 0.42%, and its seven-day yield was 0.45%. Had the advisor and distributor not waived fees, performance would have been lower. Net assets of the Personal Investment Class of the portfolio stood at $17.0 million at the close of the period.

                                                                     (continued)

   Cash Reserve Portfolio invests solely in "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940. The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch ICBA. Fund ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure, and management. AIM Investments is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

   An investment in a money market fund is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

CLOSING REMARKS

We hope you find this report informative. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

March 31, 2003


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ALABAMA-3.34%

Alabama (State of) Public School and College
  Authority; Refunding Series 1993 A RB
  5.75%, 08/01/03                                 AA      Aa3    $ 1,900   $    1,926,882
-----------------------------------------------------------------------------------------
Alabama State University; Refunding General
  Tuition and Fee Series 1993 RB
  5.70%, 05/01/03(b)(c)                          AAA      Aaa      2,000        2,046,974
-----------------------------------------------------------------------------------------
Birmingham (City of) Medical Clinic Board
  (University of Alabama Health Services
  Foundation); VRD Series 1991 RB
  (LOC-Amsouth Bank)
  1.30%, 12/01/26(d)(e)                         A-1+   VMIG-1     19,600       19,600,000
-----------------------------------------------------------------------------------------
Birmingham (City of) Public Park and
  Recreation Board (Children's Zoo Project);
  VRD Series 2002 RB (LOC-Amsouth Bank)
  1.40%, 05/01/07(d)(e)                           --   VMIG-1      6,000        6,000,000
-----------------------------------------------------------------------------------------
Birmingham (City of) Public Park and
  Recreation Board (YMCA Project); Refunding
  VRD Series 1996 RB (LOC-Amsouth Bank)
  1.30%, 06/01/16(d)(e)                           --   VMIG-1      2,360        2,360,000
-----------------------------------------------------------------------------------------
DCH Health Care Authority; VRD Health Care
  Facilities Series 2000 RB (LOC-Regions
  Bank)
  1.15% 06/01/20(d)(e)                           A-1   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board); VRD Series
  2002-6009 Class A COP
  1.23%, 01/01/43 (Acquired 11/05/02; Cost
  $4,100,000)(d)(f)(g)                          A-1+       --      4,100        4,100,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ALABAMA-(CONTINUED)

Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); VRD Lease
  Revenue Series 2000 RB (LOC-Amsouth Bank)
  1.30%, 11/01/24(d)(e)                          A-1       --    $ 7,650   $    7,650,000
-----------------------------------------------------------------------------------------
Huntsville (City of) Special Care Facilities
  Financing Authority (Redstone Village); VRD
  Series 2002 D RB (LOC-LaSalle Bank N.A.)
  1.17%, 12/01/06(d)(e)                          A-1       --      7,250        7,250,000
-----------------------------------------------------------------------------------------
Infirmary Health Systems Special Care
  Facilities Financing Authority (Infirmary
  Health Systems Inc); Refunding VRD Series A
  RB (LOC-Regions Bank)
  1.15%, 01/01/25(d)(e)                           --   VMIG-1      7,700        7,700,000
-----------------------------------------------------------------------------------------
Ridge Improvement District; VRD Improvement
  Series 2000 Special Assessment (LOC-Amsouth
  Bank)
  1.25%, 10/01/25(d)(e)                           --   VMIG-1     12,000       12,000,000
-----------------------------------------------------------------------------------------
Tuscaloosa (City of) Educational Building
  Authority (Stillman College Project);
  Refunding VRD Capital Improvement Series
  2002 A RB (LOC-Amsouth Bank)
  1.40%, 10/01/23(d)(e)                           --   VMIG-1      1,447        1,447,000
=========================================================================================
                                                                               82,080,856
=========================================================================================

ALASKA-0.16%

Alaska (State of) Industrial Development
  Authority (Alaska Hotel Properties Inc.
  Project); VRD Series 1986 IDR (LOC-National
  Westminster Bank PLC)
  1.20%, 06/01/06 (Acquired 12/27/02; Cost
  $1,600,000)(d)(e)(g)                            --      Aa1      1,600        1,600,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ALASKA-(CONTINUED)

Alaska (State of) Industrial Development and
  Export Authority (Safeway Inc. Projects);
  Refunding VRD Series 1991 IDR (LOC-Deutsche
  Bank A.G.)
  1.45%, 12/01/06(d)(e)                         A-1+       --    $ 2,390   $    2,390,000
=========================================================================================
                                                                                3,990,000
=========================================================================================

ARIZONA-0.87%

Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Refunding VRD Multi-Family Series 2001 A
  IDR (CEP-Federal National Mortgage
  Association)
  1.20%, 06/15/31(d)                              --   VMIG-1      1,210        1,210,000
-----------------------------------------------------------------------------------------
Phoenix (City of); Refunding Ltd. Tax Series
  2002 A GO
  3.00%, 07/01/03                                AA+      Aa1      2,000        2,009,895
-----------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp.;
  Wastewater System Lease Series 1993 RB
  6.13%, 07/01/03(b)(c)                          AAA      NRR      6,300        6,499,334
-----------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Refunding VRD Multi-Family Housing Series
  1994 IDR (CEP-Federal Home Loan Bank)
  1.21%, 10/01/25(d)(e)                         A-1+       --      3,920        3,920,000
-----------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); VRD Series
  1982 IDR (LOC-Toronto Dominion Bank)
  1.20%, 10/01/22(d)(e)                          A-1   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ARIZONA-(CONTINUED)

Yuma (City of) Industrial Development
  Authority (El Encanto Apartments Project);
  Refunding VRD Multi-Family Housing Series
  2003 IDR (CEP-Federal National Mortgage
  Association)
  1.25%, 04/15/33(d)                            A-1+   VMIG-1    $ 6,640   $    6,640,000
=========================================================================================
                                                                               21,279,229
=========================================================================================

ARKANSAS-0.43%

Fayetteville (City of) Sales & Use Tax;
  Capital Improvement Series 2002 RB
  2.00%, 06/01/03                                AA-       --      2,200        2,201,086
-----------------------------------------------------------------------------------------
North Little Rock (City of); Refunding
  Electric Series 1992 A RB
  6.15%, 07/01/03(h)                             AAA      Aaa      3,245        3,282,182
-----------------------------------------------------------------------------------------
Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project); VRD
  Educational Facilities Series 2001 RB
  (LOC-Bank of America N.A.)
  1.20%, 07/01/08(d)(e)(i)                        --       --      3,610        3,610,000
-----------------------------------------------------------------------------------------
University of Arkansas (Fayetteville Campus);
  Facilities Series 2002 RB
  2.50%, 12/01/03(h)                              --      AAA      1,420        1,429,848
=========================================================================================
                                                                               10,523,116
=========================================================================================

COLORADO-3.07%

Adams & Arapahoe (Counties of) Joint School
  District #28J (Aurora); Unlimited Tax
  Series 2003 A GO
  2.00%, 12/01/03(h)                             AAA      Aaa      4,140        4,165,926
-----------------------------------------------------------------------------------------
Arapaho (County of) (Hunter's Run Project);
  Refunding VRD Multi-Family Rent Housing
  Series 2001 RB (CEP-Federal Home Loan
  Mortgage Corp.)
  1.15%, 08/01/31(d)                            A-1+       --      5,100        5,100,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Arvada (City of) (Water Utility
  Improvements); Refunding VRD Series 2001 RB
  1.20%, 11/01/20(h)(j)                         A-1+      Aaa    $ 1,000   $    1,000,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  1.15%, 01/01/33(d)(e)                         A-1+       --      1,000        1,000,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Museum
  Project); VRD Series 2001 RB (LOC-Bank One
  Colorado N.A.)
  1.20%, 11/01/21(d)(e)                          A-1       --      9,000        9,000,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (National Cable
  Television Center & Museum Project); VRD
  Series 1999 RB (LOC-Wells Fargo Bank N.A.)
  1.15%, 10/01/06(d)(e)                         A-1+       --      2,610        2,610,000
-----------------------------------------------------------------------------------------
Colorado (State of) General Fund; Series 2002
  TRAN
  2.50%, 06/27/03                              SP-1+    MIG-1     15,000       15,044,516
-----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Refunding VRD Series 2002 A RB (LOC-U.S.
  Bank N.A.)
  1.20%, 01/01/31(d)(e)                          A-1       --      3,400        3,400,000
-----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Golden West Manor Inc. Project);
  VRD Series 2002 A RB (LOC-U.S. Bank N.A.)
  1.20%, 07/01/32(d)(e)                          A-1       --      4,210        4,210,000
-----------------------------------------------------------------------------------------
Denver (City and County of) Multifamily
  Housing (Cottonwood Creek Project);
  Refunding VRD Series 1989 A RB (CEP-Federal
  Home Loan Mortgage Corp.)
  1.15%, 04/15/14 (Acquired 11/04/02; Cost
  $1,000,000)(d)(g)                             A-1+       --      1,000        1,000,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Idaho Springs (City of) Industrial
  Development (Safeway Inc. Project);
  Refunding Series 1993 IDR (LOC-Deutsche
  Bank A.G.)
  1.45%, 06/02/03(b)(e)                         A-1+       --    $ 1,310   $    1,310,000
-----------------------------------------------------------------------------------------
Jefferson (County of) School District #R-001;
  Series 2002 B TRAN
  2.25%, 06/30/03                              SP-1+    MIG-1     23,000       23,055,361
-----------------------------------------------------------------------------------------
Pitkin (County of) Industrial Development
  (Aspen Skiing Co. Project); Refunding VRD
  Series 1994 A IDR (LOC-Bank One N.A.)
  1.15%, 04/01/16(e)(k)                          A-1       --      2,000        2,000,000
-----------------------------------------------------------------------------------------
Smith Creek Metropolitan District; VRD Series
  1997 RB (LOC-Bank of America N.A.)
  1.25%, 10/01/35(d)(e)                         A-1+       --      2,460        2,460,000
=========================================================================================
                                                                               75,355,803
=========================================================================================

DISTRICT OF COLUMBIA-0.66%

District of Columbia Unrefunded Balance;
  Refunding Unlimited Tax Series 1993 A-3 GO
  5.20%, 06/01/03(h)                             AAA      Aaa      5,450        5,481,463
-----------------------------------------------------------------------------------------
District of Columbia (Abraham & Laura Lisner
  Home for Aged Women); VRD Series 1992 RB
  (LOC-Bank of America NT & SA)
  1.15%, 07/01/22(d)(e)                           --   VMIG-1      5,000        5,000,000
-----------------------------------------------------------------------------------------
District of Columbia (Catholic University
  America Project); Series 1993 RB
  6.30%, 10/01/03(b)(c)                          AAA      NRR      1,000        1,044,975
-----------------------------------------------------------------------------------------
First Union Merlots (District of Columbia
  Water & Sewer Authority); VRD Series 2003
  A12 RB
  1.26%, 10/01/17 (Acquired 02/24/03; Cost
  $4,695,000)(d)(f)(g)                            --   VMIG-1      4,695        4,695,000
=========================================================================================
                                                                               16,221,438
=========================================================================================


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

FLORIDA-6.51%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia); Refunding VRD Florida Non-AMT
  Series 2002-24 Ctfs.
  1.21%, 10/01/10 (Acquired 10/24/02; Cost
  $5,000,000)(d)(f)(g)                            --   VMIG-1    $ 5,000   $    5,000,000
-----------------------------------------------------------------------------------------
Alachua (County of) Health Facilities
  Authority (Oak Hammock at the University of
  Florida Project); VRD Continuing Care
  Series 2002 A RB (LOC-BNP Paribas)
  1.15%, 10/01/32(e)(k)                           --   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------
Duval (County of) Housing Finance Authority
  (Lighthouse Bay Apartments Project); VRD
  Multi-Family Housing Series 2002 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.15%, 12/01/32(d)                            A-1+       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
Florida (State of) Board of Education;
  Unlimited Tax Capital Outlay Series 1993 C
  GO
  5.85%, 06/01/03(b)(c)                          AAA      Aaa      4,200        4,275,497
-----------------------------------------------------------------------------------------
Highlands (County of) Health Facilities
  Authority (Adventist Health System
  Project); VRD Series 2000 A RB
  1.15%, 12/01/26(d)(h)                         A-1+   VMIG-1     20,000       20,000,000
-----------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); Refunding VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  1.20%, 12/01/23 (Acquired 02/20/01; Cost
  $2,300,000)(d)(e)(g)(i)                         --       --      2,300        2,300,000
-----------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc); Refunding
  VRD Series 2002 RB (LOC-Bank of America
  N.A.)
  1.20%, 06/01/22(d)(e)                           --   VMIG-1     12,930       12,930,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

FLORIDA-(CONTINUED)

Marion (County of) Hospital District (Munroe
  Regional Health System); VRD Health System
  Improvement Series 2000 RB (LOC-Amsouth
  Bank of Florida)
  1.20%, 10/01/30(d)(e)                           --   VMIG-1    $13,875   $   13,875,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (State of Florida
  Mid-Bay Bridge Authority); VRD Series 2002
  PT-1531 RB
  1.21%, 10/01/18 (Acquired 10/10/02; Cost
  $9,175,000)(d)(f)(g)                          A-1+       --      9,175        9,175,000
-----------------------------------------------------------------------------------------
Miami-Dade (County of) Educational Facilities
  Authority (Carlos Albizu University
  Project); VRD Series 2000 RB (LOC-Bank of
  America N.A.)
  1.20%, 12/01/25(d)(e)(i)                        --       --      9,600        9,600,000
-----------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority (Palmer Trinity Private School
  Project); VRD Series 1999 IDR (LOC-Bank of
  America N.A.)
  1.20%, 12/01/19(d)(e)(i)                        --       --      2,700        2,700,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of Florida Department
  of Environmental Protection); VRD Floating
  Rate Trust Ctfs. Series 2002-722 RB
  1.21%, 07/01/22 (Acquired 11/13/02; Cost
  $10,000,000)(d)(f)(g)                          A-1       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD
  Series 1999 RB (LOC-Bank of America N.A.)
  1.20%, 08/01/19(d)(e)(i)                        --       --      1,650        1,650,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Orange (County of) Health Facilities
  Authority (Presbyterian Retirement
  Communities Project); Refunding VRD Series
  1998 RB (LOC-Bank of America N.A.)
  1.20%, 11/01/28 (Acquired
  01/29/02-01/03/03; Cost
  $8,140,000)(d)(e)(g)(i)                         --       --    $ 8,140   $    8,140,000
-----------------------------------------------------------------------------------------
Orange (County of) Industrial Development
  Authority (Christian Prison Project); VRD
  Series 2003 A IDR (LOC-Regions Bank)
  1.20%, 02/01/23(d)(e)                           --   VMIG-1      4,535        4,535,000
-----------------------------------------------------------------------------------------
Orlando & Orange (Counties of) Expressway
  Authority; Refunding VRD Series 2003 C-4 RB
  1.20%, 07/01/25(d)(h)                         A-1+   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Palm Beach (County of) (St. Andrews
  School-Boca Raton); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  1.20%, 10/01/28 (Acquired 01/03/02; Cost
  $12,800,000)(d)(e)(g)(i)                        --       --     12,800       12,800,000
-----------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Refunding VRD Educational Facilities Series
  2001 RB (LOC-Bank of America N.A.)
  1.20%, 12/01/31(d)(e)(i)                        --       --      3,000        3,000,000
-----------------------------------------------------------------------------------------
Palm Beach (County of) Health Facilities
  Authority (Jupiter Medical Center Inc.
  Project); VRD Series 1999 B RB (LOC-Bank of
  America N.A.)
  1.20%, 08/01/20 (Acquired
  05/02/02-07/22/02; Cost
  $5,220,000)(d)(e)(g)(i)                         --       --      5,220        5,220,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

FLORIDA-(CONTINUED)

Saint Lucie (County of) Industrial
  Development (Florida Convalescent Centers
  Project); Refunding VRD Series 1988 IDR
  (LOC-Wells Fargo Bank N.A.)
  1.10%, 01/01/11(e)(j)                           --      P-1    $ 2,600   $    2,600,000
-----------------------------------------------------------------------------------------
Seminole (County of) Industrial Development
  Authority (Florida Living Nursing Home);
  VRD Multimodal Health Facilities Series
  1991 IDR (LOC-Bank of America N.A.)
  1.35%, 02/01/11(d)(e)                           --   VMIG-1      1,200        1,200,000
-----------------------------------------------------------------------------------------
Tallahassee (City of) Consolidated Utility
  Systems; Series 1994 RB
  6.20%, 10/01/03(b)(c)                           AA      Aa2      3,400        3,554,262
-----------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment DACCO Project); VRD Series 2001
  RB (LOC-Bank of America N.A.)
  1.20%, 07/01/22(d)(e)(i)                        --       --      5,400        5,400,000
-----------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.;
  Refunding VRD Series 1998 RB (LOC-Wachovia
  Bank N.A.)
  1.25%, 05/01/28(d)(e)                          A-1       --        900          900,000
=========================================================================================
                                                                              159,854,759
=========================================================================================

GEORGIA-4.20%

Albany (City of) Dougherty (County of)
  Hospital Authority (Phoebe Putney Memorial
  Hospital Project); VRD Series 2002 RAC
  1.15%, 09/01/32(h)(k)                           --   VMIG-1      8,900        8,900,000
-----------------------------------------------------------------------------------------
Cobb (County of); Unlimited Tax Series 2003
  TAN
  1.50%, 12/31/03                              SP-1+    MIG-1     13,500       13,545,900
-----------------------------------------------------------------------------------------
Cobb (County of) Development Authority
  (Kennesaw State University Project); VRD
  Series 2001 B RB (LOC-First Union National
  Bank)
  1.17%, 08/01/26(d)(e)                          A-1       --      7,000        7,000,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Cobb (County of) Development Authority (North
  Cobb Christian School Project); Refunding
  VRD Series 1998 A RB (LOC-Branch Banking &
  Trust)
  1.15%, 03/01/22 (Acquired 01/03/03; Cost
  $2,700,000)(d)(e)(g)                            --      Aa2    $ 2,700   $    2,700,000
-----------------------------------------------------------------------------------------
De Kalb (County of) Development Authority
  (Green Forest Community Development
  Project); VRD Series 2001 RB (LOC-Bank of
  America N.A.)
  1.15%, 02/01/22 (Acquired 07/02/02; Cost
  $6,580,000)(d)(e)(g)                          A-1+       --      6,580        6,580,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia);
  VRD Series 2000-1001 Class C COP
  1.23%, 07/01/15 (Acquired
  07/26/00-01/31/02; Cost
  $20,000,000)(d)(f)(g)                         A-1+       --     20,000       20,000,000
-----------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); VRD Educational Facilities Series
  2000 RB (LOC-Wachovia Bank N.A.)
  1.22%, 06/01/15(d)(e)                          A-1       --      1,800        1,800,000
-----------------------------------------------------------------------------------------
Fulton (County of) Housing Authority
  (Saratoga Apartments Project); Refunding
  VRD Multi-Family Housing Series 1996 RB
  (CEP-Federal National Mortgage Association)
  1.15%, 10/01/25(d)                              --   VMIG-1      1,500        1,500,000
-----------------------------------------------------------------------------------------
Gwinnett (County of) School District; Ltd.
  Construction Sales Tax Series 2003 GO
  2.00%, 12/29/03                                 --    MIG-1     20,000       20,132,960
-----------------------------------------------------------------------------------------
Houston (County of) Hospital Authority; VRD
  Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.17%, 10/01/14(d)(e)                          A-1       --     10,000       10,000,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

GEORGIA-(CONTINUED)

Private Colleges & Universities Authority
  (Mercer University Project); VRD Series
  2003 RB (LOC-Branch Banking & Trust)
  1.25%, 10/01/32(d)(e)                           --   VMIG-1    $ 7,500   $    7,500,000
-----------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); VRD
  Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.22%, 11/01/27(d)(e)                           --   VMIG-1      2,310        2,310,000
-----------------------------------------------------------------------------------------
Walton (County of); Unlimited Sales Tax
  Series 2001 GO
  4.00%, 06/01/03(h)                             AAA      Aaa      1,100        1,104,887
=========================================================================================
                                                                              103,073,747
=========================================================================================

HAWAII-0.40%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP
  1.23%, 12/01/16 (Acquired 01/11/01; Cost
  $6,000,000)(d)(f)(g)                          A-1+       --      6,000        6,000,000
-----------------------------------------------------------------------------------------
First Union Merlots (State of Hawaii); VRD
  Unlimited Tax Series 2003 A16 GO
  1.26%, 07/01/18 (Acquired 02/27/03; Cost
  $3,905,000)(d)(f)(g)                            --   VMIG-1      3,905        3,905,000
=========================================================================================
                                                                                9,905,000
=========================================================================================

IDAHO-0.61%

Ada & Canyon (Counties of) Joint School
  District #2 Meridian; Unlimited Tax Series
  2001 GO
  6.25%, 07/30/03                                AA-      Aa2      1,455        1,479,339
-----------------------------------------------------------------------------------------
Idaho (State of); Series 2002 TAN
  3.00%, 06/30/03                              SP-1+    MIG-1     12,000       12,039,877
-----------------------------------------------------------------------------------------
Idaho (State of) Health Facilities Authority
  (St. Lukes Regional Medical Center
  Project); VRD Series 1995 RB
  (LOC-Bayerische Landesbank)
  1.15%, 05/01/22(e)(k)                           --   VMIG-1      1,500        1,500,000
=========================================================================================
                                                                               15,019,216
=========================================================================================


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ILLINOIS-14.11%

ABN AMRO Munitops Ctfs. Trust (City of
  Chicago); Refunding VRD Ltd. Tax Multistate
  Non-AMT Series 2001-34 Ctfs.
  1.23%, 07/01/07 (Acquired 11/15/01; Cost
  $10,000,000)(d)(f)(g)                           --   VMIG-1    $10,000   $   10,000,000
-----------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); VRD Series 2002-190
  Class A RB
  1.25%, 06/05/14 (Acquired 05/06/02; Cost
  $10,130,000)(d)(f)(g)                          A-1       --     10,130       10,130,000
-----------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 Class A RB
  1.25%, 03/15/07 (Acquired 08/26/99; Cost
  $10,000,000)(d)(f)(g)                          A-1       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
Chicago (City of); Unlimited Equipment Notes
  Tax Series 1996 GO
  5.60%, 01/01/04(h)                             AAA      Aaa      1,635        1,686,695
-----------------------------------------------------------------------------------------
Chicago (City of); Unlimited Projects &
  Refunding Tax Series 2002 A GO
  5.00%, 01/01/04(h)                             AAA      Aaa      3,175        3,260,727
-----------------------------------------------------------------------------------------
Chicago (City of); Unlimited Tax Series 2003
  GO (LOC-Landesbank Hessen-Thuringen)
  1.22%, 01/07/04(b)(e)                        SP-1+    MIG-1     15,000       15,000,000
-----------------------------------------------------------------------------------------
Chicago (City of) Public Building Commission;
  Building Series 1993 A RB
  5.75%, 12/01/03(b)(c)                          AAA      Aaa      7,000        7,356,636
-----------------------------------------------------------------------------------------
Chicago (City of) Skyway Toll Bridge;
  Refunding Series 1994 RB
  6.75%, 01/01/04(b)(c)                          AAA       --      1,000        1,062,346
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP
  1.30%, 01/01/35 (Acquired 04/02/01; Cost
  $4,950,000)(d)(f)(g)                          A-1+       --    $ 4,950   $    4,950,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Park
  District); VRD Series 2002-1306 COP
  1.23%, 01/01/29 (Acquired 05/05/02; Cost
  $5,500,000)(d)(f)(g)                          A-1+       --      5,500        5,500,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water
  & Sewer); VRD Series 2001-1308 COP
  1.23%, 11/01/26 (Acquired 12/12/01; Cost
  $8,655,000)(d)(f)(g)                          A-1+       --      8,655        8,655,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Cook County Regional
  Transportation Authority); VRD Series
  2000-1303 COP
  1.23%, 07/01/23 (Acquired
  03/26/01-05/30/01; Cost
  $19,000,000)(d)(f)(g)                         A-1+       --     19,000       19,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  VRD Series 2000-1304 COP
  1.23%, 06/01/21 (Acquired 06/27/00; Cost
  $7,340,000)(d)(f)(g)                          A-1+       --      7,340        7,340,000
-----------------------------------------------------------------------------------------
First Union Merlots (Central Lake County
  Joint Action Water Agency); Refunding VRD
  Series 2003 B18 RB
  1.26%, 05/01/20 (Acquired 02/19/03; Cost
  $3,165,000)(d)(f)(g)                            --   VMIG-1      3,165        3,165,000
-----------------------------------------------------------------------------------------
First Union Merlots (City of Chicago); GO
  1.26%, VRD Ltd. Tax Series 2000 A12
    01/01/23 (Acquired 10/13/00; Cost
    $10,000,000)(d)(f)(g)                         --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
  1.26%, VRD Ltd. Tax Series 2002 A44
    01/01/20 (Acquired 08/02/02; Cost
    $7,885,000)(d)(f)(g)                          --   VMIG-1      7,885        7,885,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

First Union Merlots (Cook County); Unlimited
  Tax Series 2003 B11 GO
  1.26%, 11/15/25 (Acquired 01/29/03; Cost
  $3,500,000)(d)(f)(g)                            --   VMIG-1    $ 3,500   $    3,500,000
-----------------------------------------------------------------------------------------
First Union Merlots (Cook County Regional
  Transportation Authority); GO
  1.26%, VRD Series 2001 A93 07/01/27
    (Acquired 10/10/01; Cost
    $3,690,000)(d)(f)(g)                          --   VMIG-1      3,690        3,690,000
-----------------------------------------------------------------------------------------
  1.26%, VRD Unlimited Tax Series 2002 A41
    06/01/17 (Acquired 07/25/02-10/31/02;
    Cost $18,000,000)(d)(f)(g)                    --   VMIG-1     18,000       18,000,000
-----------------------------------------------------------------------------------------
First Union Merlots (State of Illinois); VRD
  Unlimited Tax Series 2001 A124 GO
  1.26%, 11/01/26 (Acquired
  11/26/01-08/28/02; Cost
  $6,570,000)(d)(f)(g)                           A-1       --      6,570        6,570,000
-----------------------------------------------------------------------------------------
First Union Merlots (University of Illinois);
  VRD Series 2000 S RB
  1.26%, 04/01/30 (Acquired
  03/20/00-02/12/01; Cost
  $7,400,000)(d)(f)(g)                            --   VMIG-1      7,400        7,400,000
-----------------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series
  1993 GO
  5.70%, 04/01/03(b)(c)                          NRR      NRR      2,000        2,040,000
-----------------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series
  1994 GO
  5.25%, 04/01/03                                 --      Aa2      2,980        2,980,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons);
  VRD Series 1996 RB (LOC-Northern Trust Co.)
  1.25%, 08/01/26(d)(e)                         A-1+       --     10,000       10,000,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Bochasanwais Shree Akshar Inc.
  Project); VRD Series 2002 RB (LOC-Comerica
  Bank Texas)
  1.15%, 06/01/17(d)(e)                          A-1       --    $ 9,500   $    9,500,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Chicago Commons Association
  Project); VRD Series 1999 RB (LOC-Bank of
  America NT & SA)
  1.15%, 01/01/29(d)(e)                         A-1+       --      3,900        3,900,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Evanston Northwestern); VRD
  Series 2001 C RB
  1.15%, 05/01/31(d)                            A-1+   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Institute of Gas Technology
  Project); Refunding VRD Series 1999 IDR
  (LOC-Harris Trust & Savings Bank)
  1.20%, 09/01/24(d)(e)                         A-1+       --      2,400        2,400,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Jewish Charities Program); VRD
  Series 2002 RAN (LOC-Harris Trust & Savings
  Bank)
  1.20%, 06/30/03(d)(e)                         A-1+       --      4,970        4,970,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Jewish Charities Program); VRD
  Series 2003 B RN (LOC-Harris Trust &
  Savings Bank)
  1.20%, 06/30/03(d)(e)                         A-1+       --      6,360        6,360,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Lyric Opera Chicago Project);
  VRD Series 1994 RB (LOC-Northern Trust Co.;
  Harris Trust & Savings Bank; Bank One N.A.)
  1.15%, 12/01/28(d)(e)                          A-1   VMIG-1     48,600       48,600,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); Refunding VRD Series 2001 RB
  (LOC-LaSalle Bank N.A.)
  1.17%, 07/01/41 (Acquired 01/29/03; Cost
  $1,695,000)(d)(e)(g)                           A-1       --    $ 1,695   $    1,695,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Sacred Heart Schools Project);
  VRD Series 2003 RB (LOC-Fifth Third Bank)
  1.15%, 07/01/33(d)(e)                           --   VMIG-1      2,300        2,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); VRD Series 2002 RB
  (LOC-American National Bank & Trust)
  1.20%, 09/01/32(d)(e)                           --   VMIG-1      4,800        4,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); Refunding
  VRD Series 2002 RB (LOC-Fifth Third Bank)
  1.20%, 03/01/32(d)(e)                           --   VMIG-1      3,300        3,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lake County Family YMCA
  Project); Refunding VRD Series 2000 RB
  (LOC-Harris Trust & Savings Bank)
  1.15%, 11/01/30(d)(e)                         A-1+       --      1,400        1,400,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Northwestern University);
  Refunding
  VRD Series 1985 L RB
  1.20%, 12/15/25(d)(e)                           --   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Saint Xavier University
  Project); Refunding VRD Series 2002 A RB
  (LOC-LaSalle Bank N.A.)
  1.17%, 10/01/32(d)(e)                          A-1       --      3,800        3,800,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Bensenville Home Society); VRD
  Series 1989 A RB (LOC-American National
  Bank & Trust)
  1.20%, 02/15/19(d)(e)                          A-1       --    $ 1,200   $    1,200,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Edward Hospital Obligated
  Group); VRD Series 2001 C RB
  1.15%, 02/01/34(d)(h)                          A-1   VMIG-1     21,800       21,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Franciscan Eldercare Project);
  Refunding VRD Series 1996 C RB (LOC-LaSalle
  National Bank)
  1.20%, 05/15/26(d)(e)                          A-1       --      1,420        1,420,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Memorial Health System);
  Refunding VRD Series 1997 RB
  5.25%, 10/01/03(h)                              --      Aaa      1,190        1,213,659
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  Refunding VRD Series 2002 A RB
  1.20%, 08/15/09(k)                            A-1+   VMIG-1      5,525        5,525,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  VRD Series 1995 RB
  1.15%, 08/15/25(k)                            A-1+   VMIG-1      5,200        5,200,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Swedish Covenant Hospital
  Project); VRD Series 1995 RB
  1.17%, 08/01/25(d)(h)                         A-1+   VMIG-1      2,600        2,600,000
-----------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding VRD Toll Highway Series 1998 B RB
  1.20%, 01/01/16(d)(h)                           --   VMIG-1      8,800        8,800,000
-----------------------------------------------------------------------------------------
  1.20%, 01/01/17(d)(h)                           --   VMIG-1      4,600        4,600,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Jackson-Union (Counties of) Regional Port
  District (Kinder Morgan Operating L.P.);
  Refunding VRD Series 1994 RB (LOC-First
  Union National Bank)
  1.17%, 04/01/24(d)(e)                          A-1   VMIG-1    $ 1,750   $    1,750,000
-----------------------------------------------------------------------------------------
McCook (City of) (The Illinois St. Andrew
  Society); VRD Series 1996 A RB
  (LOC-Northern Trust Co.)
  1.20%, 12/01/21(d)(e)                         A-1+       --      2,800        2,800,000
-----------------------------------------------------------------------------------------
Orland Hills (City of); VRD Multi-Family
  Housing Series 1995 A RB (LOC-LaSalle
  National Bank)
  1.15%, 12/01/04(d)(e)                          A-1       --      1,470        1,470,000
-----------------------------------------------------------------------------------------
Sangamon (County of) School District (#186
  Springfield); Series 2002 TAN
  2.00%, 12/18/03                              SP-1+       --      5,000        5,030,205
=========================================================================================
                                                                              346,605,268
=========================================================================================

INDIANA-2.49%

ABN AMRO Munitops Ctfs. Trust (City of
  Indianapolis Bond Bank-Waterworks); Non-AMT
  VRD Series 2002-7 Ctfs.
  2.00%, 05/21/03 (Acquired 05/30/02; Cost
  $10,000,000)(b)(f)(g)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Advanced
  Funding Program Notes); Series 2003 A RN
  2.00%, 01/27/04(h)                           SP-1+    MIG-1      2,500        2,518,334
-----------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Historical Society); VRD
  Educational Facilities Series 1996 IDR
  (LOC-Bank One Indiana N.A.)
  1.20%, 08/01/31 (Acquired
  01/23/02-07/31/02; Cost
  $4,400,000)(d)(e)(g)                           A-1       --      4,400        4,400,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

INDIANA-(CONTINUED)

Indiana (State of) Educational Facilities
  Authority (DePauw University Project); VRD
  Educational Facilities Series 2002 RB
  (LOC-Northern Trust Co.)
  1.15%, 07/01/32(e)(k)                           --   VMIG-1    $ 1,050   $    1,050,000
-----------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Franklin College Project); VRD
  Educational Facilities Series 1999 RB
  (LOC-Bank One Indiana N.A.)
  1.20%, 10/01/19(d)(e)                          A-1       --      1,525        1,525,000
-----------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Hospital
  Projects); VRD Hospital Series 2000 A RB
  (LOC-Bank of America N.A.)
  1.15%, 07/01/28(d)(e)                         A-1+       --      9,915        9,915,000
-----------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Mental
  Health & Rehabilitation); VRD Series 1990
  RB (LOC-LaSalle National Bank)
  1.20%, 11/01/20(d)(e)                          A-1       --      2,360        2,360,000
-----------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Deaconess Hospital
  Inc.); VRD Hospital Series 1992 RB
  (LOC-Fifth Third Bank)
  1.20%, 01/01/22(d)(e)                           --   VMIG-1      8,500        8,500,000
-----------------------------------------------------------------------------------------
Indianapolis (City of) Local Public
  Improvement Bond Bank; Series 2003 A RN
  2.00%, 07/08/03                              SP-1+       --      5,350        5,362,404
-----------------------------------------------------------------------------------------
Indianapolis (City of) Local Public
  Improvement Bond Bank; Series 2003 C RN
  2.00%, 07/08/03                              SP-1+       --      3,925        3,934,100
-----------------------------------------------------------------------------------------
Indianapolis (City of) Marion (County of)
  Public Library; Unlimited Tax Series 2002 B
  GO
  2.50%, 07/01/03                                 --      Aa2      1,000        1,002,604
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indianapolis (City of) School Commission;
  Unlimited Tax Series 2002 GO
  2.00%, 07/15/03                                 AA       --    $ 3,225   $    3,227,741
-----------------------------------------------------------------------------------------
New Albany (City of) Sewer Works; Refunding
  Series 2003 RB
  2.00%, 09/01/03(h)                             AAA      Aaa      1,235        1,239,831
-----------------------------------------------------------------------------------------
Perry (Township of) Multi-School Building
  Corp.; First Meeting Series 1993 RB
  5.20%, 07/15/03(b)(c)                           --      Aa3      1,000        1,031,613
-----------------------------------------------------------------------------------------
Purdue University; Refunding Student Fee
  Series 2002 R RB
  4.00% 07/01/03                                  AA      Aa1      5,055        5,086,681
=========================================================================================
                                                                               61,153,308
=========================================================================================

IOWA-0.78%

Hills (City of) (Mercy Hospital Project); VRD
  Healthcare Series 2002 RB (LOC-U.S. Bank
  N.A.)
  1.15%, 08/01/32(e)(k)                           --   VMIG-1      2,700        2,700,000
-----------------------------------------------------------------------------------------
Iowa City (City of) (ACT, Inc.); VRD Series
  2001 RB
  1.25%, 04/01/32(k)                             A-1       --      7,000        7,000,000
-----------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority (St. Ambrose University Project);
  VRD Series 1999 RB (LOC-Wells Fargo Bank
  N.A.)
  1.15%, 10/01/09(d)(e)                         A-1+       --      1,100        1,100,000
-----------------------------------------------------------------------------------------
Iowa (State of) School Cash Anticipation
  Program; Series 2002 TRAN
  2.75%, 06/20/03(h)                             AAA      Aaa      8,250        8,269,564
=========================================================================================
                                                                               19,069,564
=========================================================================================

KANSAS-0.98%

Johnson (County of) Unified School District
  #229; Unlimited Tax Series 1994 A GO
  6.25%, 10/01/03                                 AA      Aa1      1,180        1,210,416
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

KANSAS-(CONTINUED)

Kansas (State of) Development Finance
  Authority (Village Shalom Obligation
  Group); VRD Series 1998 BB RB (LOC-LaSalle
  National Bank)
  1.15%, 11/15/28(e)(k)                          A-1       --    $ 5,600   $    5,600,000
-----------------------------------------------------------------------------------------
Lenexa (City of) Health Care Facilities
  (Lakeview Village Inc. Project); VRD Series
  2002 B RB (LOC-LaSalle Bank N.A.)
  1.20%, 05/15/32(d)(e)                          A-1       --      7,500        7,500,000
-----------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project); VRD
  Series 2002 B RB (LOC-Bank of America N.A.)
  1.20%, 11/01/18(d)(e)                           --   VMIG-1      3,000        3,000,000
-----------------------------------------------------------------------------------------
Shawnee (County of); Unlimited Refunding &
  Improvement Tax Series 2002 GO
  2.75%, 09/01/03(h)                              --      Aaa      2,980        2,996,808
-----------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); VRD Series 1998
  XI RB (LOC-Bank of America NT & SA)
  1.20%, 08/01/09 (Acquired 02/15/01; Cost
  $3,900,000)(d)(e)(g)                          A-1+       --      3,900        3,900,000
=========================================================================================
                                                                               24,207,224
=========================================================================================

KENTUCKY-3.25%

Kentucky Asset/Liability Commission General
  Fund; Series 2002 A TRAN
  2.75%, 06/26/03                              SP-1+    MIG-1     13,750       13,784,776
-----------------------------------------------------------------------------------------
Kentucky Asset/Liability Commission General
  Fund; Series 2002 B TRAN
  1.30%, 06/26/03(m)                           SP-1+    MIG-1      5,000        5,000,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
KENTUCKY-(CONTINUED)

Kentucky (State of) Area Developing Districts
  Financing Trust (Weekly Acquisition Lease
  Program-Ewing); VRD Series 2000 RB
  (LOC-First Union National Bank)
  1.27%, 06/01/33(d)(e)                          A-1       --    $30,200   $   30,200,000
-----------------------------------------------------------------------------------------
Kentucky (State of) Interlocal School
  Transportation Association; Series 2002
  TRAN
  3.00%, 06/30/03                              SP-1+    MIG-1      5,000        5,016,492
-----------------------------------------------------------------------------------------
Newport (City of) League of Cities Funding
  Trust Lease Program; VRD Series 2002 RB
  (LOC-U.S. Bank N.A.)
  1.20%, 04/01/32(d)(e)                           --   VMIG-1     25,900       25,900,000
=========================================================================================
                                                                               79,901,268
=========================================================================================

LOUISIANA-0.75%

Eagle Tax Exempt Trust (City of New Orleans);
  VRD Series 2000-1801 COP
  1.23%, 12/01/21 (Acquired 10/10/00; Cost
  $6,000,000)(d)(f)(g)                          A-1+       --      6,000        6,000,000
-----------------------------------------------------------------------------------------
Jefferson (Parish of) Industrial Development
  Board (George J Ackel Sr. Project);
  Refunding VRD Series 1986 IDR (LOC-Regions
  Bank)
  1.25%, 12/01/04(d)(e)                           --   VMIG-1      3,440        3,440,000
-----------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Glen Retirement System Project);
  VRD Series 2001 RB (LOC-Amsouth Bank)
  1.40%, 09/01/16 (Acquired 08/15/01; Cost
  $3,700,000)(d)(e)(g)                            --   VMIG-1      3,700        3,700,000
-----------------------------------------------------------------------------------------
Shreveport (City of) Water & Sewer; Refunding
  Series 2002 A RB
  4.00%, 12/01/03(h)                             AAA      Aaa      5,275        5,360,902
=========================================================================================
                                                                               18,500,902
=========================================================================================

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


MAINE-0.33%

Cumberland (County of); Unlimited Tax Series
  2003 TRAN
  2.00%, 11/14/03(l)                              --       --    $ 8,000   $    8,044,124
=========================================================================================

MARYLAND-0.70%

Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD
  Series 1997 C RB (LOC-Branch Banking &
  Trust)
  1.20%, 01/01/27(d)(e)                          A-1       --      3,500        3,500,000
-----------------------------------------------------------------------------------------
Hyattsville (City of) Industrial Development
  (Safeway Inc. Projects); Refunding VRD
  Series 1991 IDR (LOC-Deutsche Bank Trust
  Co. of America)
  1.45%, 06/02/03(b)(e)                         A-1+       --      1,335        1,335,000
-----------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (Associated Projects); VRD Series
  2002 A RB (LOC-Bank of America N.A.)
  1.15%, 12/01/31(d)(e)                         A-1+       --      4,000        4,000,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (Washington Suburban Sanitary
  District); VRD Floating Rate Trust Ctfs.
  Unlimited Tax Series 2000-246 GO
  1.21%, 06/01/09 (Acquired 03/02/00; Cost
  $8,305,000)(d)(f)(g)                            --   VMIG-1      8,305        8,305,000
=========================================================================================
                                                                               17,140,000
=========================================================================================

MASSACHUSETTS-0.10%

Massachusetts (State of); Limited Tax Series
  2001 A BAN
  4.00%, 09/01/03                              SP-1+    MIG-1      1,500        1,518,105
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of) Health & Educational
  Facilities Authority (Faulkner Hospital);
  Refunding Series 1993 C RB
  6.00%, 07/01/03(b)(c)                          NRR      NRR    $ 1,000   $    1,031,923
=========================================================================================
                                                                                2,550,028
=========================================================================================

MICHIGAN-2.61%

Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); VRD Ltd.
  Tax Obligation Series 1998 IDR
  (LOC-Comerica Bank)
  1.20%, 10/01/23(d)(e)(l)                        --       --      9,200        9,200,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Detroit
  School District); VRD Unlimited Tax Series
  2002-6014 Class A COP
  1.23%, 05/01/32 (Acquired 11/06/02; Cost
  $7,105,000)(d)(f)(g)                           A-1       --      7,105        7,105,000
-----------------------------------------------------------------------------------------
First Union Merlots (City of Detroit Sewage
  Disposal System); VRD Series 2001 A112 RB
  1.26%, 07/01/32 (Acquired 10/31/01; Cost
  $4,960,000)(d)(f)(g)                            --   VMIG-1      4,960        4,960,000
-----------------------------------------------------------------------------------------
First Union Merlots (City of Detroit Water
  Supply System); VRD Sr. Lien Series 1999 D
  RB
  1.26%, 07/01/29 (Acquired 01/21/00; Cost
  $10,000,000)(d)(f)(g)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Crittenton Hospital Project);
  Refunding VRD Hospital Series 2002 B RB
  (LOC-Comerica Bank)
  1.20%, 03/01/27(d)(e)                           --   VMIG-1      7,000        7,000,000
-----------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority (Parks of Taylor Apartments
  Project); VRD Multi-Family Series 2002 A RB
  (CEP-Federal National Mortgage Association)
  1.15%, 08/15/32(d)                            A-1+       --      4,135        4,135,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Michigan (State of) Strategic Fund (260 Brown
  St. Associates Project); VRD Convertible
  Ltd. Tax Obligation Series 1985 RB
  (LOC-Comerica Bank)
  1.25%, 10/01/15(e)(j)                           --   VMIG-1    $ 3,380   $    3,380,000
-----------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Detroit
  Symphony); VRD Ltd. Obligation Series 2001
  A RB (LOC-Standard Federal Bank)
  1.15%, 06/01/31(e)(k)                          A-1       --      3,100        3,100,000
-----------------------------------------------------------------------------------------
Oakland (County of) Economic Development
  Corp. (Rochester College Project); VRD Ltd.
  Obligations Series 2001 RB (LOC-Bank One
  Michigan)
  1.25%, 08/01/21(d)(e)                           --   VMIG-1      4,161        4,161,000
-----------------------------------------------------------------------------------------
River Rouge (City of) School District;
  Unlimited Tax Series 1993 GO
  5.63%, 05/01/03(b)(c)                          AAA      Aaa      5,000        5,092,163
-----------------------------------------------------------------------------------------
Southfield (City of) Economic Development
  (Lawrence Tech University Project); VRD
  Series 2001 RB (LOC-Bank One Michigan)
  1.20%, 10/01/31(d)(e)                          A-1       --      6,000        6,000,000
=========================================================================================
                                                                               64,133,163
=========================================================================================

MINNESOTA-5.51%

Golden Valley (City of) Industrial
  Development (Unicare Homes Inc. Project);
  VRD Series 1984 IDR (LOC-Bank of America
  N.A.)
  1.24%, 09/01/14(d)(e)                         A-1+       --      3,900        3,900,000
-----------------------------------------------------------------------------------------
Mankato (City of) (Highland Hills of Mankato
  Project); Refunding VRD Multi-Family
  Housing Series 1997 RB (LOC-U.S. Trust Bank
  N.A.)
  1.20%, 05/01/27(e)(k)                          A-1       --      1,300        1,300,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

Merrill Lynch P-Floats (State of Minnesota);
  Unlimited Tax Series 2003 PT-752 GO
  1.05%, 09/04/03 (Acquired 03/06/03; Cost
  $11,665,000)(b)(f)(g)                          A-1       --    $11,665   $   11,665,000
-----------------------------------------------------------------------------------------
Minneapolis (City of) (Minnehaha Academy
  Project); VRD Series 2001 RB (LOC-Firstar
  Bank N.A.)
  1.25%, 05/01/26(e)(k)(l)                        --       --      2,500        2,500,000
-----------------------------------------------------------------------------------------
Minnesota (State of); Unlimited Tax Series
  1995 GO
  5.00%, 08/01/03                                AAA      Aaa      1,300        1,316,185
-----------------------------------------------------------------------------------------
Minnesota (State of); Unlimited Tax Series
  1999 GO
  4.75%, 08/01/03                                AAA      Aaa      2,000        2,023,239
-----------------------------------------------------------------------------------------
Minnesota (State of) School Districts Tax and
  Aid Anticipation Borrowing Ctfs. Program;
  Aid Anticipation Notes Series 2002 A COP
  2.25%, 08/20/03                                 --    MIG-1     20,000       20,056,819
-----------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Commercial Paper Notes
  1.00%, Series 2000B 04/09/03                  A-1+       --     20,500       20,500,000
-----------------------------------------------------------------------------------------
  1.00%, Series 2000C 05/14/03                  A-1+       --      9,500        9,500,000
-----------------------------------------------------------------------------------------
  1.00%, Series 2001C 05/15/03                  A-1+       --      8,000        8,000,000
-----------------------------------------------------------------------------------------
  1.00%, Series 2000C 05/19/03                  A-1+       --     10,900       10,900,000
-----------------------------------------------------------------------------------------
  1.00%, Series 2001A 05/20/03                  A-1+       --     15,000       15,000,000
-----------------------------------------------------------------------------------------
  1.05%, Series 2001B 06/11/03                  A-1+   VMIG-1     10,600       10,600,000
-----------------------------------------------------------------------------------------
Roseville (City of) Health Care Facilities
  (Presbyterian Homes Project); Refunding VRD
  Series 2002 RB (LOC-U.S. Bank N.A.)
  1.20%, 10/01/29(e)(k)                           --   VMIG-1      1,140        1,140,000
-----------------------------------------------------------------------------------------
Roseville (City of) Private School Facilities
  (Northwestern College Project); VRD Series
  2002 RB (LOC-M&I Bank)
  1.20%, 11/01/22(e)(k)                           --   VMIG-1      3,725        3,725,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

MINNESOTA-(CONTINUED)

St. Paul (City of) Housing and Redevelopment
  Authority (Science Museum of Minnesota);
  VRD Series 1997 A RB (LOC-First Interstate
  Bank)
  1.20%, 05/01/27(d)(e)                           --   VMIG-1    $13,160   $   13,160,000
=========================================================================================
                                                                              135,286,243
=========================================================================================

MISSISSIPPI-1.09%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water
  & Sewer); VRD Multistate Non-AMT Series
  2002-22 Ctfs.
  1.65%, 09/10/03 (Acquired 10/03/02; Cost
  $9,995,000)(b)(f)(g)                            --   VMIG-1      9,995        9,995,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (State of
  Mississippi); VRD Unlimited Tax Series
  2002-6018 A COP
  1.23%, 11/01/22 (Acquired 11/20/02; Cost
  $3,200,000)(d)(f)(g)                          A-1+       --      3,200        3,200,000
-----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A
  RB (LOC-Bank One Louisiana)
  1.20%, 11/01/18(d)(e)                          A-1       --      4,600        4,600,000
-----------------------------------------------------------------------------------------
University of Mississippi Educational
  Building Corp. (Campus Improvements
  Project); VRD Series 2000 RB
  1.22%, 10/01/20(d)(h)                           --   VMIG-1      8,900        8,900,000
=========================================================================================
                                                                               26,695,000
=========================================================================================

MISSOURI-1.83%

Independence (City of) Industrial Development
  Authority (Groves and Graceland Project);
  VRD Development Series 1997 A IDR
  (LOC-Dexia Credit Local)
  1.15%, 11/01/27(e)(k)                         A-1+       --      3,100        3,100,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

Kansas (City of) Industrial Development
  Authority (Baptist Health System); VRD
  Hospital Series 1988 A IDR (LOC-Bank of
  America N.A.)
  1.25%, 08/01/18(d)(e)                           --   VMIG-1    $ 2,705   $    2,705,000
-----------------------------------------------------------------------------------------
Kansas (City of) Industrial Development
  Authority (Cloverset Apartments Project);
  Refunding VRD Multi-Family Housing Series
  2002 IDR (CEP-Federal National Mortgage
  Association)
  1.15%, 09/15/32(d)                              --   VMIG-1      4,440        4,440,000
-----------------------------------------------------------------------------------------
Kansas (City of) Industrial Development
  Authority (Research Health Services
  System); Refunding VRD Series 1985 IDR
  1.20, 04/15/15(h)(k)                          A-1+   VMIG-1      1,200        1,200,000
-----------------------------------------------------------------------------------------
Missouri (State of) Environmental Improvement
  & Energy Resource Authority; (Monsanto Co.
  Project); Refunding VRD Pollution Control
  Series 1993 IDR
  1.15%, 06/01/23(d)                              --      P-1      2,500        2,500,000
-----------------------------------------------------------------------------------------
Missouri (State of) Health and Educational
  Facilities Authority (Assemblies of God
  College Project); VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.15%, 05/01/26(d)(e)                           --   VMIG-1      6,800        6,800,000
-----------------------------------------------------------------------------------------
Missouri (State of) Health and Educational
  Facilities Authority (Drury College);
  Refunding Educational Facilities Series
  1999 RB (LOC-Mercantile Bank N.A.)
  1.20%, 08/15/24(e)(k)                           --   VMIG-1      9,755        9,755,000
-----------------------------------------------------------------------------------------
Missouri (State of) Health and Educational
  Facilities Authority (Missouri Valley
  College); Refunding VRD Educational
  Facilities Series 2001 RB (LOC-U.S. Bank
  N.A.)
  1.20%, 10/01/31(e)(k)                          A-1       --      2,880        2,880,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

MISSOURI-(CONTINUED)

Missouri (State of) Health and Educational
  Facilities Authority (Rockhurst
  University); VRD Educational Facilities
  Series 2002 RB (LOC-Bank of America N.A.)
  1.15%, 11/01/32(e)(k)                         A-1+       --    $ 3,000   $    3,000,000
-----------------------------------------------------------------------------------------
St. Louis (City of) Airport; Series 2000 RB
  6.13%, 07/01/03(b)(c)                          NRR      NRR      3,500        3,578,977
-----------------------------------------------------------------------------------------
St. Louis (City of) Regional Convention &
  Sports Complex Authority; Series 1991 C RB
  7.90%, 08/15/03(b)(c)                          AAA      Aaa      2,005        2,051,695
-----------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Friendship Village of South
  County); VRD Series 2002 B IDR (LOC-LaSalle
  Bank N.A.)
  1.20%, 09/01/22(d)(e)                          A-1       --      2,915        2,915,000
=========================================================================================
                                                                               44,925,672
=========================================================================================

MONTANA-0.38%

Great Falls (City of) Industrial Development
  Authority (Safeway Inc. Project); Refunding
  VRD Series 1991 IDR (LOC-Deutsche Bank
  A.G.)
  1.45%, 06/02/03(b)(e)                         A-1+       --      1,230        1,230,000
-----------------------------------------------------------------------------------------
Havre (City of) Industrial Development
  (Safeway Inc. Project); Refunding Series
  1991 IDR (LOC-Deutsche Bank A.G.)
  1.45%, 06/02/03(b)(e)                         A-1+       --      1,130        1,130,000
-----------------------------------------------------------------------------------------
Montana (State of) Facilities Financing
  Authority (Mission Ridge Project); VRD
  Series 2002 RB (LOC-LaSalle Bank N.A.)
  1.20%, 08/01/27(d)(e)(i)                        --       --      7,000        7,000,000
=========================================================================================
                                                                                9,360,000
=========================================================================================


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

NEBRASKA-2.33%

American Public Energy Agency (Nebraska
  Public Gas Agency Project); Series 1998 C
  RB
  3.80%, 09/01/03(h)                             AAA      Aaa    $ 3,350   $    3,383,352
-----------------------------------------------------------------------------------------
Nebhelp Inc; VRD Multimode Series 1985 A RB
  1.20%, 12/01/15(d)(h)                         A-1+   VMIG-1      5,995        5,995,000
-----------------------------------------------------------------------------------------
Nebhelp Inc; VRD Multimode Series 1985 B RB
  1.20%, 12/01/15(d)(h)                         A-1+   VMIG-1      3,590        3,590,000
-----------------------------------------------------------------------------------------
Nebhelp Inc; VRD Multimode Series 1985 D RB
  1.20%, 12/01/15(d)(h)                         A-1+   VMIG-1      4,865        4,865,000
-----------------------------------------------------------------------------------------
Nebhelp Inc; VRD Multimode Series 1985 E RB
  1.20%, 12/01/15(d)(h)                         A-1+   VMIG-1     27,335       27,335,000
-----------------------------------------------------------------------------------------
Nebraska (State of) Educational Finance
  Authority (Creighton University Project);
  VRD Series 2003 RB
  1.15%, 03/01/33(h)(k)                           --   VMIG-1      5,000        5,000,000
-----------------------------------------------------------------------------------------
Nebraska (State of) Public Power District;
  Refunding General Series 1998 A RB
  5.25%, 01/01/04(h)                             AAA      Aaa      7,000        7,204,177
=========================================================================================
                                                                               57,372,529
=========================================================================================

NEVADA-0.30%

ABN AMRO Munitops Ctfs. Trust (County of
  Washoe); Refunding VRD Ltd. Tax Series
  2001-24 Single Asset Trust Ctfs.
  1.23%, 07/01/09 (Acquired
  06/21/01-11/19/02; Cost
  $5,500,000)(d)(f)(g)                            --   VMIG-1      5,500        5,500,000
-----------------------------------------------------------------------------------------
Las Vegas (City of); Ltd. Tax Sewer & Flood
  Control Series 2001 GO
  5.00%, 04/01/03(h)                             AAA      Aaa      2,000        2,000,000
=========================================================================================
                                                                                7,500,000
=========================================================================================

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


NEW HAMPSHIRE-0.22%

Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (New Hampshire Higher
  Education & Health Facilities Authority);
  Refunding VRD Series 2003-772 RB
  1.21%, 01/01/17 (Acquired 01/22/03; Cost
  $5,475,000)(d)(f)(g)                           A-1       --    $ 5,475   $    5,475,000
=========================================================================================

NEW MEXICO-1.57%

New Mexico (State of); Series 2002 TRAN
  2.25%, 06/30/03                              SP-1+    MIG-1      9,000        9,023,217
-----------------------------------------------------------------------------------------
New Mexico (State of); Series 2002 TRAN
  3.00%, 06/30/03                              SP-1+    MIG-1     16,000       16,058,249
-----------------------------------------------------------------------------------------
New Mexico (State of); Series 2002 A TRAN
  2.50%, 06/30/03                              SP-1+    MIG-1      5,000        5,015,973
-----------------------------------------------------------------------------------------
New Mexico (State of) Commission on Tax; Sr.
  Sub Lien Series 2000 A RB
  5.50% 06/15/03                                 AA+      Aa2      1,000        1,009,215
-----------------------------------------------------------------------------------------
New Mexico (State of) Commission on Tax; Sr.
  Sub Lien Series 2001 A RB
  4.75% 06/15/03                                 AA+      Aa2      6,000        6,045,186
-----------------------------------------------------------------------------------------
New Mexico (State of) Hospital Equipment Loan
  Council (Dialysis Clinic Inc. Project); VRD
  Series 2000 RB (LOC-SunTrust Bank N.A.)
  1.30%, 07/01/25(d)(e)                           --   VMIG-1      1,390        1,390,000
=========================================================================================
                                                                               38,541,840
=========================================================================================

NORTH CAROLINA-3.71%

Coastal Regional Solid Waste Management
  Authority; Refunding Solid Waste Disposal
  System Series 1999 RB
  4.00%, 06/01/03(h)                             AAA      Aaa      1,000        1,004,840
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Financing Agency (Elon College); Refunding
  VRD Series 2001 A RB (LOC-Bank of America
  N.A.)
  1.15%, 01/01/14(d)(e)(i)                        --       --    $ 9,520   $    9,520,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (NCA&T University
  Foundation); VRD Housing Facilities Series
  2001 RB (LOC-First Union National Bank)
  1.25%, 07/01/32(d)(e)                           --   VMIG-1     18,990       18,990,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (Wolfpack Club Project);
  Refunding VRD Series 2002 RB (LOC-Bank of
  America N.A.)
  1.20%, 04/01/12(d)(e)(i)                        --       --     23,500       23,500,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Educational
  Facilities Financing Agency (Gaston Day
  School); VRD Educational Facilities Series
  2000 RB (LOC-Bank of America N.A.)
  1.15%, 07/01/20(d)(e)(i)                        --       --      3,090        3,090,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Community Health Care Facilities (Cleveland
  Regional Medical Center Project); VRD
  Series 2001 RB (LOC-Bank of America N.A.)
  1.20%, 01/01/18(d)(e)(i)                        --       --     28,865       28,865,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Community Hospital (Duke University
  Hospital Project);
  VRD Series 1985 B RB
  1.27%, 06/01/15(d)                             A-1   VMIG-1      2,000        2,000,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 C RB
  1.27%, 06/01/15(d)                             A-1   VMIG-1      3,120        3,120,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 D RB
  1.27%, 06/01/15(d)                             A-1   VMIG-1      1,000        1,000,000
=========================================================================================
                                                                               91,089,840
=========================================================================================

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


OHIO-5.25%

Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project);
  Refunding & Improvement VRD Series 2001 RB
  (LOC-National City Bank)
  1.17%, 12/01/21(d)(e)                           --   VMIG-1    $12,075   $   12,075,000
-----------------------------------------------------------------------------------------
Cincinnati (City of) School District; Ltd.
  School Improvement Tax Series 2002 GO
  2.00%, 06/01/03(h)                             AAA      Aaa      1,000        1,001,247
-----------------------------------------------------------------------------------------
Cleveland Heights (City of); Unlimited Tax
  Series 2003 BAN
  2.00%, 03/18/04(l)                              --       --      2,705        2,728,139
-----------------------------------------------------------------------------------------
Columbus (City of); Unlimited Tax Series
  1996-1 GO
  1.10%, 12/01/17(d)                            A-1+   VMIG-1      2,000        2,000,000
-----------------------------------------------------------------------------------------
Cuyahoga (County of) Continuing Care
  Facilities; Refunding VRD Series 1999 RB
  (LOC-LaSalle National Bank)
  1.15%, 02/01/29(d)(e)                         A-1+       --     21,385       21,385,000
-----------------------------------------------------------------------------------------
Delaware (County of) Industrial Development
  (Radiation Sterilizers); VRD Series 1984
  IDR (LOC-American National Bank)
  1.20%, 12/01/04(e)(j)                          A-1       --      1,300        1,300,000
-----------------------------------------------------------------------------------------
Franklin (County of) (Children's Hospital);
  Refunding VRD Hospital Series 2002
  1.14%, 11/01/25(d)(h)                           --   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------
Franklin (County of) (Doctors OhioHealth
  Corp.); VRD Hospital Series 1998 B RB
  (LOC-National City Bank)
  1.20%, 12/01/28(d)(e)                           --   VMIG-1      6,300        6,300,000
-----------------------------------------------------------------------------------------
Kent State University; General Receipts
  Series 1998 B RB
  3.75%, 05/01/03(h)                             AAA      Aaa      1,010        1,011,707
-----------------------------------------------------------------------------------------
Kettering (City of) School District;
  Refunding Unlimited School Improvement Tax
  Series 2003 GO
  2.50%, 12/01/03                                AA-      Aa3      4,925        4,973,068
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Kettering (City of) School District;
  Unlimited Tax Series 2002 BAN
  2.00%, 06/25/03                              SP-1+    MIG-1    $15,000   $   15,029,827
-----------------------------------------------------------------------------------------
Lorain (County of) (Elyria United Methodist
  Village); Refunding VRD Hospital Series
  1996 B RB (LOC-Bank One N.A.)
  1.17%, 06/01/12(d)(e)                          A-1   VMIG-1      5,505        5,505,000
-----------------------------------------------------------------------------------------
Lorain (County of) (EMH Regional Medical
  Center Project); VRD Hospital Facilities
  Series 2001 RB (LOC-National City Bank)
  1.20%, 05/01/26(d)(e)(l)                        --       --     15,800       15,800,000
-----------------------------------------------------------------------------------------
Lorain (County of) Independent Living
  Facilities (Elyria United Methodist
  Project); VRD Series 1999 RB (LOC-Bank One
  N.A.)
  1.17%, 06/01/25(d)(e)                          A-1       --      9,640        9,640,000
-----------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group); VRD Series
  2002 B RB (LOC-Fifth Third Bank)
  1.17%, 12/01/27(d)(e)                           --   VMIG-1      7,500        7,500,000
-----------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  VRD Hospital Improvement Series 1990 RB
  (LOC-Bank One N.A.)
  1.22%, 08/01/20(d)(e)                          A-1       --      4,340        4,340,000
-----------------------------------------------------------------------------------------
Ohio (State of) Building Authority (Adult
  Correctional Building Fund); State
  Facilities Series 1993 A RB
  6.13%, 10/01/03(b)(c)                          AAA      Aa2      1,750        1,829,092
-----------------------------------------------------------------------------------------
Ohio (State of) Economic Development (Sysco
  Food Services-Cleveland); Refunding Series
  1991 RB
  6.60%, 12/01/03                                AA-       --      1,675        1,727,318
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Ohio (State of) Water Development Authority
  (Timken Co. Project); Refunding VRD Series
  1993 RB (LOC-Wachovia Bank of Georgia)
  1.20%, 05/01/07(d)(e)                          A-1       --    $ 2,200   $    2,200,000
-----------------------------------------------------------------------------------------
Plain (City of) School District; Unlimited
  Tax Series 2003 GO
  2.00%, 12/01/03(h)                             AAA      Aaa      1,540        1,549,345
-----------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial
  Hospital); VRD Series 2002 RB (LOC-Bank One
  N.A.)
  1.17%, 05/01/17(d)(e)                           --   VMIG-1      6,635        6,635,000
-----------------------------------------------------------------------------------------
Solon (City of) (Fire Station); Ltd. Tax
  Series 2002 BAN
  2.00%, 12/11/03(l)                              --       --      2,275        2,285,462
-----------------------------------------------------------------------------------------
Upper Arlington (City of); Series 2002 A BAN
  2.00%, 11/20/03                                 --    MIG-1      1,265        1,269,134
=========================================================================================
                                                                              129,084,339
=========================================================================================

OKLAHOMA-1.34%

Oklahoma (State of) Development Financing
  Authority (Capitol Dome Project); VRD
  Series 2001 RB (LOC-Bank of America N.A.)
  1.25%, 06/01/11(d)(e)                         A-1+       --      5,275        5,275,000
-----------------------------------------------------------------------------------------
Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Project); Refunding
  VRD Multi-Family Series 2000 RB
  (CEP-Federal National Mortgage Association)
  1.17%, 07/15/30(d)                            A-1+       --     27,695       27,695,000
=========================================================================================
                                                                               32,970,000
=========================================================================================

OREGON-1.14%

Lane (County of) School District #4 (J.
  Eugene); Unlimited Tax Series 2002 GO
  2.00%, 07/01/03(h)                              --      Aaa      1,190        1,191,620
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
OREGON-(CONTINUED)

Metro (Region of) (Open Spaces Program);
  Unlimited Tax Series 1995 C GO
  5.25%, 09/01/03(b)(c)                          AA+      Aa1    $ 2,000   $    2,073,875
-----------------------------------------------------------------------------------------
Multnomah (County of); Ltd. Series 2002 TRAN
  2.50%, 06/30/03                                 --    MIG-1     20,000       20,041,192
-----------------------------------------------------------------------------------------
Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Quatama Crossing LLC Housing Project); VRD
  Series 1998 RB (LOC-U.S. Bank N.A.)
  1.20%, 01/01/31(d)(e)                           --   VMIG-1      2,000        2,000,000
-----------------------------------------------------------------------------------------
Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Sacred Heart Medical Center); VRD Series
  1998 A RB (LOC-U.S. Bank N.A.)
  1.15%, 11/01/28(d)(e)                          A-1       --      1,700        1,700,000
-----------------------------------------------------------------------------------------
Portland (Community of) College District;
  Series 2003 TRAN
  2.00%, 11/28/03                                 --    MIG-1      1,000        1,006,186
=========================================================================================
                                                                               28,012,873
=========================================================================================

PENNSYLVANIA-2.59%

ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building
  Authority); VRD Non-AMT Series 2001-30
  Ctfs.
  1.20%, 09/01/09 (Acquired 10/31/02; Cost
  $5,000,000)(d)(f)(g)                            --   VMIG-1      5,000        5,000,000
-----------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Carnegie Museums of Pittsburgh);
  VRD Series 2002 IDR (LOC-Citizens Bank of
  Pennsylvania)
  1.20%, 08/01/32(d)(e)                           --   VMIG-1      3,000        3,000,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Berks (County of) Industrial Development
  Authority (Lutheran Services Northeast);
  Refunding VRD Health Care Series 1998 A IDR
  1.17%, 01/01/28(d)(h)                           --   VMIG-1    $12,680   $   12,680,000
-----------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial
  and Commercial Development Authority
  (Asbury Villas Project); Refunding VRD
  Series 2000 B IDR (LOC-LaSalle Bank N.A.)
  1.20%, 12/01/30(d)(e)                          A-1       --      2,000        2,000,000
-----------------------------------------------------------------------------------------
Delaware (County of) Industrial Development
  Authority (Scott Paper Co.); VRD Solid
  Waste Series 1984 B IDR (CEP-Kimberly-Clark
  Corp.)
  1.15%, 12/01/18(d)                             A-1       --      1,000        1,000,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Delaware Valley
  Regional); VRD Series 2001-3801 COP
  1.23%, 08/01/28 (Acquired
  06/04/01-09/06/02; Cost
  $8,900,000)(d)(f)(g)                          A-1+       --      8,900        8,900,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Commonwealth of
  Pennsylvania); VRD Series 1994-3802 COP
  1.23%, 05/01/07 (Acquired 01/29/03; Cost
  $1,295,000)(d)(f)(g)                          A-1+       --      1,295        1,295,000
-----------------------------------------------------------------------------------------
Easton (City of) Area Joint Sewer Authority;
  Refunding Series 1993 RB
  6.20%, 04/01/03(b)(c)                          NRR      NRR      1,000        1,000,000
-----------------------------------------------------------------------------------------
First Union Merlots (City of Scranton &
  County of Lackawanna Health & Welfare
  Authority); VRD Series 2002 A-18 RB
  1.26%, 03/01/15 (Acquired 03/22/02; Cost
  $3,305,000)(d)(f)(g)                            --   VMIG-1      3,305        3,305,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital
  Obligation); VRD Health Care Series 2000
  IDR
  1.25%, 12/01/24(d)(h)                          A-1       --    $ 5,345   $    5,345,000
-----------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Coop); VRD
  Pollution Control Series 1984 IDR
  (LOC-Rabobank Nederland)
  1.05%, 10/01/14(e)(j)                         A-1+       --      7,080        7,080,000
-----------------------------------------------------------------------------------------
Pennsylvania Intergovernmental Coop Authority
  (City of Philadelphia Funding Program);
  Refunding Special Tax Series 1993 RB
  5.35%, 06/15/03(b)(c)                          AAA      Aaa      9,390        9,463,277
-----------------------------------------------------------------------------------------
Washington (County of) Authority (Higher
  Education Pooled Equipment Lease Program);
  VRD Series 1985 RB (LOC-First Union
  National Bank)
  1.25%, 11/01/05(d)(e)                           --   VMIG-1      3,500        3,500,000
=========================================================================================
                                                                               63,568,277
=========================================================================================

RHODE ISLAND-0.27%

Rhode Island (State of) Health & Education
  Building Corp. (Jewish Services Agency of
  Rhode Island); VRD Health Facilities Series
  2002 RB (LOC-Bank of New York)
  1.15%, 12/01/32(d)(e)                         A-1+       --      6,750        6,750,000
=========================================================================================

SOUTH CAROLINA-2.27%

Eagle Tax Exempt Trust (State of South
  Carolina Public Service Authority); VRD
  Series 2000-4001 Class A COP
  1.23%, 01/01/22 (Acquired
  09/08/00-01/11/01; Cost
  $10,100,000)(d)(f)(g)                         A-1+       --     10,100       10,100,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

SOUTH CAROLINA-(CONTINUED)

First Union Merlots (State of South Carolina
  Public Service Authority); VRD Series 2000
  L RB
  1.26%, 01/01/22 (Acquired
  02/25/00-10/24/02; Cost
  $11,590,000)(d)(f)(g)                           --   VMIG-1    $11,590   $   11,590,000
-----------------------------------------------------------------------------------------
Lexington (County of) School District #001;
  Unlimited Tax Series 2002 TAN
  1.75%, 04/15/03                                 --    MIG-1      9,000        9,001,676
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of South Carolina
  Transportation Infrastructure); VRD
  Floating Rate Trust Ctfs. Series 2002-728
  RB
  1.21%, 10/01/22 (Acquired 11/13/02; Cost
  $7,185,000)(d)(f)(g)                           A-1       --      7,185        7,185,000
-----------------------------------------------------------------------------------------
Richland (County of) School District #002;
  Unlimited Tax Series 2002 GO
  2.00%, 05/01/03                                AA+      Aa1      7,000        7,003,925
-----------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Private Nonprofit
  Institutions (Allen University Project);
  Refunding VRD Series 1998 RB (LOC-Bank of
  America N.A.)
  1.20%, 09/01/18 (Acquired
  03/27/01-07/30/02; Cost
  $2,940,000)(d)(e)(g)                          A-1+       --      2,940        2,940,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Private Nonprofit
  Institutions (Morris College Project); VRD
  Series 1997 RB (LOC-Bank of America N.A.)
  1.20%, 07/01/17 (Acquired
  07/30/02-01/29/03; Cost
  $2,400,000)(d)(e)(g)                          A-1+       --      2,400        2,400,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs Economic
  Development Authority (Carolina Children's
  Home Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.15%, 03/01/23(d)(e)                           --   VMIG-1    $ 2,500   $    2,500,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Jobs Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  1.20%, 09/01/18 (Acquired
  07/23/02-01/29/03; Cost
  $2,990,000)(d)(e)(g)                          A-1+       --      2,990        2,990,000
=========================================================================================
                                                                               55,710,601
=========================================================================================

TENNESSEE-5.18%

Blount (County of) Public Building Authority
  (Local Government Public Improvements); VRD
  Series 2001 A-1-B RB
  1.20%, 06/01/22(h)(k)                           --   VMIG-1      1,975        1,975,000
-----------------------------------------------------------------------------------------
Clarksville (City of) Public Building
  Authority (Tennessee Municipal Bond Fund);
  VRD Pooled Funding RB (LOC-Bank of America
  N.A.)
  1.15%, Series 1997 11/01/27 (Acquired
    12/26/02-03/27/03; Cost
    $4,034,000)(d)(e)(g)                          --   VMIG-1      4,034        4,034,000
-----------------------------------------------------------------------------------------
  1.15%, Series 1999 06/01/29 (Acquired
    01/03/03-03/27/03; Cost
    $19,800,000)(d)(e)(g)                         --   VMIG-1     19,800       19,800,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chattanooga);
  VRD Series 2000-4202 COP
  1.23%, 10/01/27 (Acquired
  10/10/00-05/30/01; Cost
  $14,040,000)(d)(f)(g)                         A-1+       --     14,040       14,040,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Hamilton (County of) Industrial Development
  Board (Trade Center Hotel Associates #2);
  Refunding VRD Series 1998 B IDR (LOC-Mellon
  Bank N.A.)
  1.25%, 09/01/16(d)(e)                           --   VMIG-1    $ 1,997   $    1,997,250
-----------------------------------------------------------------------------------------
Hamilton (County of) Industrial Development
  Board (Trade Center Hotel Associates #4);
  Refunding VRD Series 1998 D IDR (LOC-Mellon
  Bank N.A.)
  1.25%, 09/01/16(d)(e)                           --   VMIG-1      3,328        3,327,750
-----------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; VRD
  Wastewater Systems Series 2002 RB
  1.15%, 12/01/22(d)(h)                           --   VMIG-1     12,300       12,300,000
-----------------------------------------------------------------------------------------
Jackson (City of) Health & Educational
  Facilities Board (Trinity Christian
  Academy); Refunding VRD Educational
  Facilities Series 2002 RB (LOC-Amsouth
  Bank)
  1.40%, 03/01/22(d)(e)                           --   VMIG-1      5,400        5,400,000
-----------------------------------------------------------------------------------------
Knoxville (City of) Utilities Board (Gas
  System); VRD Series 2000 RB
  1.15%, 01/15/05(h)(k)                         A-1+   VMIG-1      7,485        7,485,000
-----------------------------------------------------------------------------------------
Knoxville (City of) Utilities Board (Water
  System); VRD Series 2000 RB
  1.15%, 01/15/05(h)(k)                         A-1+   VMIG-1      9,575        9,575,000
-----------------------------------------------------------------------------------------
Metropolitan Government of Nashville and
  Davidson Counties Health and Educational
  Facilities Board (Meharry Medical College
  Project); Refunding VRD Series 1998 RB
  (LOC-NationsBank N.A.)
  1.15%, 08/01/18 (Acquired 12/02/02; Cost
  $8,755,000)(d)(e)(g)(i)                         --       --      8,755        8,755,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Montgomery (County of) Public Building
  Authority (Tennessee County Loan Pool); VRD
  Pooled Funding Government Obligation Series
  1995 RB (LOC-Bank of America N.A.)
  1.15%, 03/01/25 (Acquired 04/30/02; Cost
  $7,240,000)(d)(e)(g)                          A-1+       --    $ 7,240   $    7,240,000
-----------------------------------------------------------------------------------------
Montgomery (County of) Public Building
  Authority (Tennessee County Loan Pool); VRD
  Pooled Funding Series 2002 RB (LOC-Bank of
  America N.A.)
  1.20%, 04/01/32(e)(k)                           --   VMIG-1      4,100        4,100,000
-----------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement); RB
  1.15%, VRD Series 1995 B-2 06/01/06(d)(h)       --   VMIG-1      2,115        2,115,000
-----------------------------------------------------------------------------------------
  1.15%, VRD Series 1995 A 06/01/15(d)(h)         --   VMIG-1      5,890        5,890,000
-----------------------------------------------------------------------------------------
  1.15%, VRD Series 1997 II E-5
    06/01/17(d)(h)                                --   VMIG-1      1,020        1,020,000
-----------------------------------------------------------------------------------------
  1.15%, VRD Series 1997 II F-1
    06/01/17(d)(h)                                --   VMIG-1      1,475        1,475,000
-----------------------------------------------------------------------------------------
  1.15%, VRD Series 1999 II A-1
    06/01/24(d)(h)                                --   VMIG-1      5,300        5,300,000
-----------------------------------------------------------------------------------------
Shelby (County of) Health, Education &
  Housing Facilities Board (Briarcrest
  Christian School); VRD Educational
  Facilities Series 2002 RB (LOC-SunTrust
  Bank)
  1.15%, 04/01/22(d)(e)                           --   VMIG-1     11,500       11,500,000
=========================================================================================
                                                                              127,329,000
=========================================================================================

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


TEXAS-11.49%

ABN AMRO Munitops Ctfs. Trust (City of
  Leander Independent School District);
  Refunding Unlimited Multistate Non-AMT
  Series 2002-16 Ctfs.
  1.55%, 08/20/03 (Acquired 08/29/02; Cost
  $5,395,000)(b)(f)(g)                            --   VMIG-1    $ 5,395   $    5,395,000
-----------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (Panhandle Pooled Health Care); Refunding
  VRD Series 1985 RB (LOC-Banque Paribas)
  1.40%, 05/31/25(d)(e)                           --   VMIG-1      4,502        4,502,000
-----------------------------------------------------------------------------------------
Austin (City of) Utility Systems; Combined
  Series 1988 RB
  7.75%, 05/15/03(b)(c)                          AAA      Aaa      1,000        1,007,388
-----------------------------------------------------------------------------------------
Belton (City of) Independent School District;
  Unlimited Tax Series 1993 GO (CEP-Texas
  Permanent School Fund)
  5.20%, 08/15/03(b)(c)                          AAA      Aaa      2,175        2,206,801
-----------------------------------------------------------------------------------------
Brownsville (City of) Utility Systems;
  Refunding VRD Sub Lien Series 2003 A RB
  1.05%, 09/01/27(d)(h)                         A-1+   VMIG-1      6,585        6,585,000
-----------------------------------------------------------------------------------------
Carroll (City of) Independent School
  District; Refunding Unlimited Tax Series
  2003 GO (CEP-Texas Permanent School Fund)
  2.50%, 02/15/04                                AAA      Aaa      3,075        3,111,053
-----------------------------------------------------------------------------------------
Coastal Bend Health Facilities Development
  Corp. (Incarnate Word Health Services); VRD
  Series 1998 B RB
  1.22%, 08/15/28(d)(h)                        SP-1+   VMIG-1      1,400        1,400,000
-----------------------------------------------------------------------------------------
Dallas (City of); Ltd. Equipment Acquisition
  Contractual Obligation Series 2002
  2.00%, 08/15/03                                AAA      Aaa      2,240        2,244,993
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston
  Airport); VRD Series 2000-4307 COP
  1.23%, 07/01/28 (Acquired
  11/15/00-02/20/01; Cost
  $15,750,000)(d)(f)(g)                         A-1+       --     15,750       15,750,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (City of Houston Water
  & Sewer); VRD Series 974305 COP
  1.23%, 12/01/27 (Acquired 04/27/99; Cost
  $14,005,000)(d)(f)(g)                         A-1+       --    $14,005   $   14,005,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Water
  & Sewer System); VRD Series 2002-6019 Class
  A COP
  1.23%, 12/01/30 (Acquired 11/13/02; Cost
  $8,910,000)(d)(f)(g)                          A-1+       --      8,910        8,910,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County); VRD
  Series 2002-6012 Class A COP
  1.23%, 08/15/30 (Acquired 11/20/02; Cost
  $1,580,000)(d)(f)(g)                          A-1+       --      1,580        1,580,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
  Road); VRD Series 2001-4305 COP
  1.23%, 08/01/14 (Acquired 05/08/01; Cost
  $7,390,000)(d)(f)(g)                          A-1+       --      7,390        7,390,000
-----------------------------------------------------------------------------------------
First Union Merlots (Harris County);
  Refunding VRD Series 2003 B16 RB
  1.26%, 08/15/25 (Acquired 02/19/03; Cost
  $3,015,000)(d)(f)(g)                            --   VMIG-1      3,015        3,015,000
-----------------------------------------------------------------------------------------
First Union Merlots (University of Texas);
  Refunding VRD Series 2003 B14 RB
  1.24%, 08/15/22 (Acquired 01/29/03; Cost
  $4,600,000)(d)(f)(g)                            --   VMIG-1      4,600        4,600,000
-----------------------------------------------------------------------------------------
Garland (City of) Health Care Facilities
  Development Corp. (Chambrel Club Hill);
  Refunding VRD Multi-Family Housing Series
  2002 RB (CEP-Federal National Mortgage
  Association)
  1.15%, 11/15/32(d)                            A-1+       --      6,500        6,500,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding VRD
  Multi-Family Housing Series 1993 RB
  (CEP-General Electric Capital Corp.)
  1.20%, 06/01/10(d)                            A-1+       --    $ 2,700   $    2,700,000
-----------------------------------------------------------------------------------------
Gulf Coast Waste Disposal Authority (Houston
  Light & Power Co.); Refunding Series 1993
  RB
  4.90%, 12/01/03(h)                             AAA      Aaa      1,000        1,025,381
-----------------------------------------------------------------------------------------
Harris (County of); Refunding Unlimited Tax
  Series 1993 GO
  4.60%, 10/01/03                                AA+      Aa1      1,995        2,027,516
-----------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Series 1999 A RB
  4.50%, 10/01/03                                 AA      Aa2      1,000        1,016,696
-----------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (Amoco Corp. Project); Pollution
  Control Series 1985 IDR
  1.60%, 05/01/03(b)                            A-1+      P-1      5,000        5,000,000
-----------------------------------------------------------------------------------------
Houston (City of); Series A Commercial Paper
  Notes
  1.00%, 05/21/03                                A-1      P-1     18,000       18,000,000
-----------------------------------------------------------------------------------------
Houston (City of) Independent School
  District; Ltd. Asbestos Abatement Series
  2000 GO
  5.00%, 07/15/03                                 AA      Aa3      1,000        1,010,081
-----------------------------------------------------------------------------------------
Lehman Brothers Floating Rate Trust (Harris
  County); VRD Unlimited Tax Series 2000 N1-
  Reg D GO
  1.27%, 08/01/03 (Acquired 09/01/00; Cost
  $3,700,000)(d)(f)(g)                            --   VMIG-1      3,700        3,700,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited VRD Tax Series 2003 PT-1690 GO
  1.21%, 08/15/10 (Acquired 02/20/03; Cost
  $4,990,000)(d)(f)(g)                            --   VMIG-1      4,990        4,990,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Merrill Lynch P-Floats (Harris County
  Hospital District); VRD Series 2002 PT-665
  RB
  1.21%, 08/15/08 (Acquired 10/02/02; Cost
  $5,935,000)(d)(f)(g)                          A-1+       --    $ 5,935   $    5,935,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of Texas Affordable
  Housing Corp.); VRD Floating Rate Trust
  Ctfs. Series 2003-780 RB
  1.21%, 09/01/22 (Acquired 02/19/03; Cost
  $2,500,000)(d)(f)(g)                            --   VMIG-1      2,500        2,500,000
-----------------------------------------------------------------------------------------
Northside Independent School District;
  Unlimited Tax Series 2002 B GO (CEP-Texas
  Permanent School Fund)
  1.27%, 08/01/03                              SP-1+   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Port of Houston Authority-Harris (County of);
  Refunding Series 2002 RB
  5.00%, 05/01/03(h)                             AAA      Aaa      1,000        1,002,723
-----------------------------------------------------------------------------------------
Round Rock (City of) Independent School
  District; Unlimited Tax Series 1998 GO
  (CEP-Texas Permanent School Fund)
  6.50%, 08/01/03                                AAA      Aaa        960          975,775
-----------------------------------------------------------------------------------------
San Antonio (City of) Education Facilities
  Corp (Trinity University); Refunding Higher
  Education Series 2002 RB
  1.15%, 06/01/33(k)                            A-1+       --     15,000       15,000,000
-----------------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas System;
  Series A Commercial Paper Notes
  1.08%, 05/22/03                               A-1+      P-1     32,200       32,200,000
-----------------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas System;
  Series 1997 RB
  6.00%, 02/01/04                                AA+      Aa1      2,270        2,363,122
-----------------------------------------------------------------------------------------
Shenandoah (City of) Health Facilities
  (Southwood Ltd I Project); VRD Series 1984
  RB (LOC-Bank of America N.A.)
  1.27%, 12/01/14(d)(e)(l)                        --       --      3,200        3,200,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); VRD Series
  1997 RB (LOC-Bank of America N.A.)
  1.20%, 01/01/18(d)(e)                         A-1+       --    $12,800   $   12,800,000
-----------------------------------------------------------------------------------------
Tarrant (County of) Housing Finance Corp.
  (Gateway Apartments); VRD Multi-Family
  Housing Series 2003 RB (CEP-Federal
  National Mortgage Association)
  1.20%, 02/15/36(d)                              --   VMIG-1      7,550        7,550,000
-----------------------------------------------------------------------------------------
Texas (State of); Series 2002 TRAN
  2.75%, 08/29/03                              SP-1+    MIG-1     55,000       55,286,338
-----------------------------------------------------------------------------------------
Texas A&M University; Refunding Financing
  Systems Series 2001 A RB
  4.00%, 05/15/03                                AA+      Aa1      1,355        1,359,365
-----------------------------------------------------------------------------------------
Trinity River Industrial Development
  Authority (Radiation Sterilizers); VRD
  Series 1985 IDR (LOC-American National Bank
  & Trust)
  1.20%, Series 1985 A 11/01/05(e)(j)            A-1       --      1,900        1,900,000
-----------------------------------------------------------------------------------------
  1.20%, Series 1985 B 11/01/05(e)(j)            A-1       --      2,450        2,450,000
=========================================================================================
                                                                              282,194,232
=========================================================================================

UTAH-0.84%

Davis (County of) Housing Authority (Fox
  Creek Apartments); Refunding VRD
  Multi-Family Housing Series 1997 A RB
  (LOC-Bank One Arizona N.A.)
  1.22%, 08/15/27(d)(e)                          A-1       --      4,240        4,240,000
-----------------------------------------------------------------------------------------
First Union Merlots (Intermountain Power
  Agency); VRD Series 2002 A59 RB
  1.26%, 07/01/10 (Acquired 10/23/02; Cost
  $7,300,000)(d)(f)(g)                            --   VMIG-1      7,300        7,300,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
UTAH-(CONTINUED)

Merrill Lynch P-Floats (City of Murray
  Hospital Revenue); VRD Series 2002 PA-1066
  RB
  1.21%, 05/15/22 (Acquired
  10/02/02-10/18/02; Cost
  $5,995,000)(d)(f)(g)                           A-1       --    $ 5,995   $    5,995,000
-----------------------------------------------------------------------------------------
Salt Lake City (City of) Industrial
  Development (Parkview Plaza Associates);
  VRD Series 1984 IDR (LOC-Bank One Arizona
  N.A.)
  1.22%, 12/01/14(d)(e)                          A-1       --      2,175        2,175,000
-----------------------------------------------------------------------------------------
Sevier (County of) School District; Refunding
  Unlimited Tax Series 1983 GO
  9.20%, 05/01/03(c)                             AAA      Aaa      1,000        1,006,577
=========================================================================================
                                                                               20,716,577
=========================================================================================

VERMONT-0.11%

Vermont (State of) Student Assistance Corp.;
  VRD Student Loan Series 1985 RB (LOC-State
  Street Bank & Trust Co.)
  1.10%, 01/01/04(e)(j)                           --   VMIG-1      2,640        2,640,000
=========================================================================================

VIRGINIA-0.50%

Chesapeake (City of) Hospital Authority
  (Chesapeake General Hospital); VRD Hospital
  Facilities Series 2001 B RB (LOC-SunTrust
  Bank)
  1.20%, 07/01/31(d)(e)                         A-1+       --      1,545        1,545,000
-----------------------------------------------------------------------------------------
Norfolk (City of) (Sentara Health System);
  Commercial Paper Notes
  1.00%, 04/08/03                               A-1+      P-1      5,500        5,500,000
-----------------------------------------------------------------------------------------
Virginia (State of) Transportation Board
  (U.S. Route 58 Corridor Development
  Program); Series 1993 B RB
  5.50%, 05/15/03(b)(c)                          AA+      Aa1      3,000        3,076,413
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

VIRGINIA-(CONTINUED)

Virginia (State of) Transportation Board
  (U.S. Route 58 Corridor Development
  Program); Series 1993 B RB
  5.63%, 05/15/03(b)(c)                          AA+      Aa1    $ 2,000   $    2,051,254
=========================================================================================
                                                                               12,172,667
=========================================================================================

WASHINGTON-5.16%

ABN AMRO Munitops Ctfs. Trust (King County);
  Refunding VRD Ltd. Tax Multistate Non-AMT
  Series 2001-1 Ctfs.
  1.23%, 07/01/06 (Acquired 01/04/01; Cost
  $10,000,000)(d)(f)(g)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington);
  VRD Series 984701 COP
  1.23%, 05/01/18 (Acquired 07/20/00; Cost
  $14,400,000)(d)(f)(g)                         A-1+       --     14,400       14,400,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Supply Systems Project No. 2);
  VRD Series 964703 Class A COP
  1.23%, 07/01/11 (Acquired 05/02/01; Cost
  $5,870,000)(d)(f)(g)                          A-1+       --      5,870        5,870,000
-----------------------------------------------------------------------------------------
Everett (City of); Ltd. VRD Tax Series 2001
  GO (LOC-Bank of America N.A.)
  1.20%, 12/01/21(d)(e)(i)                        --       --      2,600        2,600,000
-----------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series A Commercial Paper Notes (LOC-Bank
  of America N.A.)
  1.05%, 05/27/03                               A-1+       --     11,300       11,300,000
-----------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank
  of America N.A.)
  1.20%, 02/15/21(d)(e)                           --   VMIG-1     10,150       10,150,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); VRD
  Series 1998 IDR (LOC-U.S. Bank Trust N.A.)
  1.20%, 04/01/23(d)(e)                           --   VMIG-1    $ 4,110   $    4,110,000
-----------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; VRD Special
  Revenue Series 1999 A RB (LOC-U.S. Bank
  N.A.)
  1.20%, 12/01/19(d)(e)                           --   VMIG-1     11,800       11,800,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Energy Northwest);
  Refunding VRD Series 2001 PA-846 RB
  1.22%, 01/01/10 (Acquired
  10/02/02-12/04/02; Cost
  $3,800,000)(d)(f)(g)                           A-1       --      3,800        3,800,000
-----------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); VRD Series 1997
  RB (LOC-Bank of America NT & SA)
  1.20%, 01/01/27(d)(e)                         A-1+   VMIG-1     12,705       12,705,000
-----------------------------------------------------------------------------------------
Port Seattle (City of) Industrial Development
  Corp. (Sysco Food Services Project);
  Refunding VRD Series 1994 IDR
  1.30%, 11/01/25(d)                            A-1+   VMIG-1      4,710        4,710,000
-----------------------------------------------------------------------------------------
Port Vancouver (City of) (United Grain Corp);
  Refunding VRD Series 1984-84A IDR (LOC-Bank
  of America NT & SA)
  1.15%, 12/01/09(d)(e)                         A-1+      P-1      1,200        1,200,000
-----------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); VRD Low Income Housing
  Assistance Series 1994 B RB (LOC-U.S. Bank
  of Washington)
  1.20%, 05/01/19(d)(e)                          A-1       --      2,525        2,525,000
-----------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD
  Series 1995 RB (LOC-U.S. Bank N.A.)
  1.20%, 12/01/15(d)(e)                          A-1       --      2,870        2,870,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Snohomish (County of) Public Utility District
  #001; Refunding VRD Generation Systems
  Series 2002 A-2 RB
  1.10%, 12/01/19(d)(h)                         A-1+   VMIG-1    $19,900   $   19,900,000
-----------------------------------------------------------------------------------------
Spokane (City of) Regional Solid Waste
  Management System; Refunding Series 2003 RB
  5.00%, 12/01/03(h)                             AAA      Aaa      1,000        1,025,786
-----------------------------------------------------------------------------------------
Vancouver (City of) Housing Authority
  (Village Park Apartments Project); VRD
  Housing Series 2000 RB (LOC-U.S. Bank N.A.)
  1.20%, 11/02/05(d)(e)                          A-1       --      1,515        1,515,000
-----------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); VRD Series 2000 RB (LOC-Bank of
  America N.A.)
  1.20%, 07/01/30(d)(e)                           --   VMIG-1      1,250        1,250,000
-----------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project #2); Refunding
  Series 1998 A RB
  5.00%, 07/01/03                                AA-      Aa1      5,000        5,049,869
=========================================================================================
                                                                              126,780,655
=========================================================================================

WEST VIRGINIA-0.45%

West Virginia (State of) Hospital Finance
  Authority (Cabell Huntington Project);
  Refunding VRD Series 2002 A-1 RB (LOC-Bank
  One West Virginia)
  1.20%, 05/01/13(d)(e)                           --   VMIG-1     11,000       11,000,000
=========================================================================================

WISCONSIN-1.71%

Dane (County of); Refunding Unlimited Tax
  Series 2002 A GO
  3.00%, 06/01/03                                 --      Aaa      2,600        2,607,862
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Franklin Community Development Authority
  (Indian Community School-Milwaukee); VRD
  Series 2002 RB (LOC-Bank One Wisconsin)
  1.20%, 07/01/22(d)(e)                           --   VMIG-1    $ 7,000   $    7,000,000
-----------------------------------------------------------------------------------------
Kimberly (City of) (Fox Cities YMCA Project);
  VRD Series 2002 RB (LOC-M&I Marshall &
  Ilsley)
  1.25%, 04/01/32(d)(e)                           --   VMIG-1      2,480        2,480,000
-----------------------------------------------------------------------------------------
Menomonee Falls (City of); Unlimited Tax
  Promissory Notes Series 2002 GO
  3.10%, 06/01/03                                 --      Aa3      6,000        6,011,330
-----------------------------------------------------------------------------------------
New Berlin (City of); Unlimited Promissory
  Notes Tax Series 1996 A GO
  4.50%, 12/01/03                                 --      Aa2      1,115        1,138,607
-----------------------------------------------------------------------------------------
Wind Point (City of) (The Johnson Foundation
  Project); VRD Series 2000 RB (LOC-Harris
  Trust & Savings Bank)
  1.20%, 09/01/35(d)(e)                         A-1+       --      4,700        4,700,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of); Unlimited Tax Series
  1992 C GO
  6.20%, 05/01/03(b)(c)                          NRR      Aaa    $ 3,000   $    3,011,951
-----------------------------------------------------------------------------------------
  6.25%, 05/01/03(b)(c)                          NRR      Aaa      1,000        1,004,024
-----------------------------------------------------------------------------------------
Wisconsin (State of) Health and Educational
  Facilities Authority (Sinai Samaritan
  Medical Center); VRD Series 1994 A RB
  (LOC-M&I Bank)
  1.20%, 09/01/19(d)(e)                          A-1       --      3,938        3,938,000
-----------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
  Flow Management Program; Series 2002 B-2
  COP
  2.00%, 10/30/03                                 --    MIG-1     10,000       10,041,390
=========================================================================================
                                                                               41,933,164
=========================================================================================
TOTAL INVESTMENTS-101.59% (Cost
  $2,495,716,522)                                                           2,495,716,522
_________________________________________________________________________________________
=========================================================================================
OTHER ASSETS LESS LIABILITIES-(1.59)%                                         (39,154,633)
_________________________________________________________________________________________
=========================================================================================
NET ASSETS-100.00%                                                         $2,456,561,889
_________________________________________________________________________________________
=========================================================================================

Investment Abbreviations:

AMT       - Alternative Minimum Tax
BAN       - Bond Anticipation Notes
CEP       - Credit Enhancement Provider
COP       - Certificates of Participation
Ctfs      - Certificates
GO        - General Obligation
IDR       - Industrial Development Revenue Bonds
LOC       - Letter of Credit
Ltd.      - Limited
Merlots   - Municipal Exempt Receipts Liquidity Optional Tender
P-Floats  - Puttable Floating Option Tax-Exempt Receipts
Putters   - Puttable Tax Exempt Receipts
RAC       - Revenue Anticipation Certificates
RAN       - Revenue Anticipation Notes
RB        - Revenue Bonds
RN        - Revenue Notes
Sr.       - Senior
TAN       - Tax Anticipation Notes
TRAN      - Tax and Revenue Anticipation Notes
VRD       - Variable Rate Demand Notes

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (i) below. NRR indicates a security that is not re-rated subsequent to funding of a segregated escrow fund held by a bank custodian; this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Auditors.
(b) Security has an irrevocable call or mandatory put. Par value and maturity date reflect such call or put.
(c) Advance refunded, secured by an escrow fund of U.S. Treasury obligations.
(d) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined weekly. Rate shown is the rate in effect on 03/31/03.
(e) Principal and interest payments are guaranteed by the letter of credit agreement.

(f) Certificates of participation involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term rate reset periodically.
(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 03/31/03 was $569,609,000, which represented 23.19% of the Fund's net assets. Of these securities, 1.51% of the Fund's net assets are considered to be illiquid.
(h) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Corp., Financial Security Assurance, Inc., or MBIA Insurance Corp.
(i) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(j) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined monthly. Rate shown is the rate in effect on 03/31/03.
(k) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined daily. Rate shown is the rate in effect on 03/31/03.
(l) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(m) Interest rates are redetermined weekly. Rate shown is the rate in effect on 03/31/03.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2003

ASSETS:

Investments, at market value (amortized cost)              $ 2,495,716,522
--------------------------------------------------------------------------
Cash                                                             8,968,354
--------------------------------------------------------------------------
Receivables for:
  Investments sold                                               3,570,368
--------------------------------------------------------------------------
  Interest                                                       9,430,203
--------------------------------------------------------------------------
Investment for deferred compensation plan                           56,648
--------------------------------------------------------------------------
Other assets                                                       128,734
==========================================================================
     Total assets                                            2,517,870,829
__________________________________________________________________________
==========================================================================


LIABILITIES:

Payables for:
  Investments purchased                                         58,963,669
--------------------------------------------------------------------------
  Dividends                                                      1,925,227
--------------------------------------------------------------------------
  Deferred compensation plan                                        56,648
--------------------------------------------------------------------------
Accrued distribution fees                                          143,249
--------------------------------------------------------------------------
Accrued transfer agent fees                                         57,554
--------------------------------------------------------------------------
Accrued operating expenses                                         162,593
==========================================================================
     Total liabilities                                          61,308,940
==========================================================================
Net assets applicable to shares outstanding                $ 2,456,561,889
__________________________________________________________________________
==========================================================================


NET ASSETS:

Institutional Class                                        $ 1,321,224,224
--------------------------------------------------------------------------
Private Investment Class                                   $   227,832,108
--------------------------------------------------------------------------
Personal Investment Class                                  $    16,991,476
--------------------------------------------------------------------------
Cash Management Class                                      $   617,683,087
--------------------------------------------------------------------------
Reserve Class                                              $    12,653,310
--------------------------------------------------------------------------
Resource Class                                             $   260,177,684
__________________________________________________________________________
==========================================================================


CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class:
  Authorized                                                16,600,000,000
--------------------------------------------------------------------------
  Outstanding                                                1,321,195,429
__________________________________________________________________________
==========================================================================
Private Investment Class:
  Authorized                                                 1,100,000,000
--------------------------------------------------------------------------
  Outstanding                                                  227,821,785
__________________________________________________________________________
==========================================================================
Personal Investment Class:
  Authorized                                                 1,100,000,000
--------------------------------------------------------------------------
  Outstanding                                                   16,988,671
__________________________________________________________________________
==========================================================================
Cash Management Class:
  Authorized                                                 6,100,000,000
--------------------------------------------------------------------------
  Outstanding                                                  617,684,687
__________________________________________________________________________
==========================================================================
Reserve Class:
  Authorized                                                 1,100,000,000
--------------------------------------------------------------------------
  Outstanding                                                   12,651,486
__________________________________________________________________________
==========================================================================
Resource Class:
  Authorized                                                 1,100,000,000
--------------------------------------------------------------------------
  Outstanding                                                  260,178,111
__________________________________________________________________________
==========================================================================
Net asset value and offering price per share for each
  class                                                    $          1.00
__________________________________________________________________________
==========================================================================


STATEMENT OF OPERATIONS

For the year ended March 31, 2003

INVESTMENT INCOME:

Interest                                     $ 32,573,822
=========================================================

EXPENSES:

Advisory fees                                   4,842,836
---------------------------------------------------------
Administrative services fees                      424,158
---------------------------------------------------------
Custodian fees                                    105,463
---------------------------------------------------------
Distribution fees:
  Private Investment Class                        948,969
---------------------------------------------------------
  Personal Investment Class                       109,817
---------------------------------------------------------
  Cash Management Class                           451,886
---------------------------------------------------------
  Reserve Class                                   163,436
---------------------------------------------------------
  Resource Class                                  426,165
---------------------------------------------------------
Transfer agent fees                               405,005
---------------------------------------------------------
Directors' fees                                    22,851
---------------------------------------------------------
Other                                             386,462
=========================================================
    Total expenses                              8,287,048
=========================================================
Less: Fees waived                              (1,820,178)
=========================================================
    Net expenses                                6,466,870
=========================================================
Net investment income                          26,106,952
=========================================================
Net realized gain (loss) from investment
  securities                                      (25,175)
=========================================================
Net increase in net assets resulting from
  operations                                 $ 26,081,777
_________________________________________________________
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2003 and 2002

                                                                   2003              2002
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   26,106,952    $   30,654,351
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (25,175)           49,753
==============================================================================================
    Net increase in net assets resulting from operations          26,081,777        30,704,104
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (17,031,877)      (22,419,192)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,818,359)       (3,180,546)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (93,454)         (439,500)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (4,920,342)       (3,004,510)
----------------------------------------------------------------------------------------------
  Reserve Class                                                      (64,630)         (264,155)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (2,178,290)       (1,346,448)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                             82,192,016       309,095,270
----------------------------------------------------------------------------------------------
  Private Investment Class                                        48,742,626        37,137,251
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       11,894,107         4,372,127
----------------------------------------------------------------------------------------------
  Cash Management Class                                          297,170,515       304,845,825
----------------------------------------------------------------------------------------------
  Reserve Class                                                   (5,545,385)        2,327,048
----------------------------------------------------------------------------------------------
  Resource Class                                                 122,868,778       121,845,326
==============================================================================================
    Net increase in net assets                                   557,297,482       779,672,600
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,899,264,407     1,119,591,807
==============================================================================================
  End of year                                                 $2,456,561,889    $1,899,264,407
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $2,456,603,662    $1,899,281,005
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                       (41,773)          (16,598)
==============================================================================================
                                                              $2,456,561,889    $1,899,264,407
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

March 31, 2003


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES


Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, AIM receives a monthly fee with respect to the Fund at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to limit Fund operating expenses (excluding distribution and service fees paid pursuant to the Rule 12b-1 plans, interest, taxes, director's fees, federal registration fees, extraordinary items and indirect expenses resulting from expense offset arrangements, if any) to 0.22%. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. For the year ended March 31, 2003, AIM waived fees of $1,111,258.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended March 31, 2003, AIM was paid $424,158 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2003, AFS retained $337,409 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. The Fund may pay a service fee up to 0.25% of the average daily net assets of each Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equal to the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the year ended March 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $474,484, $78,536, $361,509, $135,892 and $340,932, respectively, after FMC waived Plan fees of $708,920.

    Certain officers and directors of the Fund are officers of AIM, FMC, and/or AFS.

    During the year ended March 31, 2003, the Fund paid legal fees of $7,079 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. The Fund did not borrow or lend under the facility during the year ended March 31, 2003.


NOTE 5--CAPITAL STOCK

The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Changes in capital stock outstanding during the years ended March 31, 2003 and 2002 were as follows:

                                                                         2003                                 2002
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                       9,993,613,813    $ 9,993,613,813     7,241,807,989    $ 7,241,807,989
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    366,327,891        366,327,891       373,567,962        373,567,962
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    49,022,061         49,022,061       410,703,599        410,703,599
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     3,773,086,548      3,773,086,548     1,363,378,123      1,363,378,123
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               179,359,417        179,359,417       204,218,294        204,218,294
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              962,309,593        962,309,593       403,486,783        403,486,783
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                           4,749,313          4,749,313         2,929,243          2,929,243
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      1,254,023          1,254,023         2,271,450          2,271,450
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                        14,703             14,703           375,657            375,657
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         4,134,190          4,134,190         2,058,372          2,058,372
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                    71,043             71,043           286,448            286,448
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                2,003,975          2,003,975         1,244,055          1,244,055
=================================================================================================================================
Reacquired:
  Institutional Class                                      (9,916,171,110)    (9,916,171,110)   (6,935,641,962)    (6,935,641,962)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   (318,839,288)      (318,839,288)     (338,702,161)      (338,702,161)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   (37,142,657)       (37,142,657)     (406,707,129)      (406,707,129)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    (3,480,050,223)    (3,480,050,223)   (1,060,590,670)    (1,060,590,670)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              (184,975,845)      (184,975,845)     (202,177,694)      (202,177,694)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             (841,444,790)      (841,444,790)     (282,885,512)      (282,885,512)
=================================================================================================================================
                                                              557,322,657    $   557,322,657       779,622,847    $   779,622,847
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the year ended March 31, 2003 and 2002 were as follows:

                                                                 2003           2002
----------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income-tax exempt                                  $26,106,952    $30,654,351
________________________________________________________________________________________
========================================================================================


Tax Components of Capital:

As of March 31, 2003, the components of capital on a tax basis were as follows:

Undistributed ordinary income-tax exempt                      $      129,482
----------------------------------------------------------------------------
Unrealized appreciation (depreciation) investments                   (10,353)
----------------------------------------------------------------------------
Temporary book/tax differences                                      (129,482)
----------------------------------------------------------------------------
Capital loss carryforward                                            (31,420)
----------------------------------------------------------------------------
Capital (par value and additional paid-in)                     2,456,603,662
============================================================================
                                                              $2,456,561,889
____________________________________________________________________________
============================================================================


  The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales. Cost of investments for tax purposes is $2,495,726,875.

  Temporary book/tax differences are primarily a result of timing differences for recognition of directors' deferral of compensation and retirement plan expenses.

  The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD
--------------------------------------------------------------------------
March 31, 2004                                                  $16,322
--------------------------------------------------------------------------
March 31, 2011                                                   15,098
==========================================================================
Total capital loss carryforward                                 $31,420
__________________________________________________________________________
==========================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Personal Investment Class outstanding throughout the periods indicated.

                                                                        PERSONAL INVESTMENT CLASS
                                                              ----------------------------------------------
                                                                   YEAR ENDED            DECEMBER 4, 2000
                                                                   MARCH 31,          (DATE SALES COMMENCED)
                                                              --------------------         TO MARCH 31,
                                                               2003          2002              2001
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $ 1.00            $ 1.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.01         0.02(a)           0.01
------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                   (0.01)       (0.02)            (0.01)
============================================================================================================
Net asset value, end of period                                $  1.00       $ 1.00            $ 1.00
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  0.69%        1.66%             0.95%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $16,991       $5,102            $  722
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               0.76%(c)     0.72%             0.70%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.02%(c)     1.03%             1.04%(d)
____________________________________________________________________________________________________________
============================================================================================================
Ratio of net investment income to average net assets             0.66%(c)     1.51%             3.35%(d)
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $14,642,271.
(d)  Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of Cash Reserve Portfolio
And the Board of Directors of AIM Tax-Free Investment Co.:

We have audited the accompanying statement of assets and liabilities of Cash Reserve Portfolio (a portfolio of AIM Tax-Free Investments Co.), including the schedule of investments, as of March 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through March 31, 2000 were audited by other auditors whose report dated May 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cash Reserve Portfolio as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States..

Houston, Texas                        /s/ ERNST & YOUNG LLP
May 5, 2003

OTHER INFORMATION

DIRECTORS AND OFFICERS

As of January 1, 2003

The address of each director and officer of AIM Tax-Free Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            DIRECTOR AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)
COMPANY                            SINCE            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
------------------------------------------------------------------------------------------------------
   Robert H. Graham(1) -- 1946     1985             Director and Chairman, A I M Management Group Inc.
   Director, Chairman and                           (financial services holding company); and Director
   President                                        and Vice Chairman, AMVESCAP PLC (parent of AIM and
                                                    a global investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); and Director and Chairman,
                                                    A I M Capital Management, Inc. (registered
                                                    investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), A I M Fund Services,
                                                    Inc., (registered transfer agent), and Fund
                                                    Management Company (registered broker dealer)
------------------------------------------------------------------------------------------------------
   Mark H. Williamson(2) -- 1951   2003             Director, President and Chief Executive Officer,
   Director and Executive Vice                      A I M Management Group Inc. (financial services
   President                                        holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer), Director and Chairman, A I M Fund
                                                    Services, Inc. (registered transfer agent), and
                                                    Fund Management Company (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman and Chief Executive
                                                    Officer, INVESCO Funds Group, Inc.; and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
------------------------------------------------------------------------------------------------------

   INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------
   Frank S. Bayley -- 1939         2001             Of Counsel, law firm of Baker & McKenzie
   Director
------------------------------------------------------------------------------------------------------
   Bruce L. Crockett -- 1944       1992             Chairman, Crockett Technology Associates
   Director                                         (technology consulting company)
------------------------------------------------------------------------------------------------------
   Albert R. Dowden -- 1941        2000             Director, Magellan Insurance Company; Member of
   Director                                         Advisory Board of Rotary Power International
                                                    (designer, manufacturer, and seller of rotary
                                                    power engines); and Director, The Boss Group
                                                    (private equity group)
                                                    Formerly: Director, President and Chief Executive
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
------------------------------------------------------------------------------------------------------
   Edward K. Dunn, Jr. -- 1935     1998             Formerly: Chairman, Mercantile Mortgage Corp.;
   Director                                         President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
------------------------------------------------------------------------------------------------------
   Jack M. Fields -- 1952          1997             Chief Executive Officer, Twenty First Century
   Director                                         Group, Inc. (government affairs company) and
                                                    Texana Timber LP
------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE         OTHER DIRECTORSHIP(S)
COMPANY                           HELD BY DIRECTOR
--------------------------------  -------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------
   Robert H. Graham(1) -- 1946    None
   Director, Chairman and
   President
------------------------------------------------------------------------------------------------------
   Mark H. Williamson(2) -- 1951  Director, Chairman, President
   Director and Executive Vice    and Chief Executive Officer,
   President                      INVESCO Bond Funds, Inc.,
                                  INVESCO Combination Stock &
                                  Bond Funds, Inc., INVESCO
                                  Counselor Series Funds, Inc.,
                                  INVESCO Global and
                                  International Funds, Inc.,
                                  INVESCO Manager Series Funds,
                                  Inc., INVESCO Money Market
                                  Funds, Inc., INVESCO Sector
                                  Funds, Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series Funds, Inc.
                                  and INVESCO Variable Investment
                                  Funds, Inc.
------------------------------------------------------------------------------------------------------

   INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------
   Frank S. Bayley -- 1939        Badgley Funds, Inc. (registered
   Director                       investment company)
------------------------------------------------------------------------------------------------------
   Bruce L. Crockett -- 1944      ACE Limited (insurance
   Director                       company); and Captaris, Inc.
                                  (unified messaging provider)
------------------------------------------------------------------------------------------------------
   Albert R. Dowden -- 1941       Cortland Trust, Inc.
   Director                       (registered investment company)
------------------------------------------------------------------------------------------------------
   Edward K. Dunn, Jr. -- 1935    None
   Director
------------------------------------------------------------------------------------------------------
   Jack M. Fields -- 1952         Administaff
   Director
------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

(2) Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company. Mr. Williamson became Executive Vice President of the Company on March 4, 2003.

As of January 1, 2003

The address of each director and officer of AIM Tax-Free Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             DIRECTOR AND/      PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE COMPANY   OR OFFICER SINCE   DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------

   INDEPENDENT DIRECTORS
---------------------------------------------------------------------------------------------------------
   Carl Frischling -- 1937          1992               Partner, law firm of Kramer Levin Naftalis and
   Director                                            Frankel LLP
---------------------------------------------------------------------------------------------------------
   Prema Mathai-Davis -- 1950       1998               Formerly: Chief Executive Officer, YWCA of the USA
   Director
---------------------------------------------------------------------------------------------------------
   Lewis F. Pennock -- 1942         1992               Partner, law firm of Pennock & Cooper
   Director
---------------------------------------------------------------------------------------------------------
   Ruth H. Quigley -- 1935          2001               Retired
   Director
---------------------------------------------------------------------------------------------------------
   Louis S. Sklar -- 1939           1992               Executive Vice President, Hines (real estate
   Director                                            development company)
---------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
---------------------------------------------------------------------------------------------------------
   Gary T. Crum(3) -- 1947          1985               Director and President, A I M Capital Management,
   Senior Vice President                               Inc.; Director and Executive Vice President, A I M
                                                       Management Group Inc.; Director and Senior Vice
                                                       President, A I M Advisors, Inc.; and Director,
                                                       A I M Distributors, Inc. and AMVESCAP PLC
---------------------------------------------------------------------------------------------------------
   Stuart W. Coco -- 1955           1992               Managing Director and Chief Research
   Vice President                                      Officer -- Fixed Income, A I M Capital Management,
                                                       Inc.; and Vice President, A I M Advisors, Inc.
---------------------------------------------------------------------------------------------------------
   Melville B. Cox -- 1943          1992               Vice President and Chief Compliance Officer, A I M
   Vice President                                      Advisors, Inc. and A I M Capital Management, Inc.;
                                                       and Vice President, A I M Fund Services, Inc.
---------------------------------------------------------------------------------------------------------
   Karen Dunn Kelley -- 1960        1992               Managing Director and Chief Cash Management
   Vice President                                      Officer, A I M Capital Management, Inc.; Director
                                                       and President, Fund Management Company; and Vice
                                                       President, A I M Advisors, Inc.
---------------------------------------------------------------------------------------------------------
   Edgar M. Larsen(3) -- 1940       2002               Vice President, A I M Advisors, Inc., and
   Vice President                                      President, Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital Management, Inc.
---------------------------------------------------------------------------------------------------------
   Dana R. Sutton -- 1959           1988               Vice President and Fund Treasurer, A I M Advisors,
   Vice President and Treasurer                        Inc.
---------------------------------------------------------------------------------------------------------
   Nancy L. Martin(4) -- 1957       2003               Vice President, A I M Advisors, Inc.; and Vice
   Secretary                                           President and General Counsel, A I M Capital
                                                       Management, Inc.
---------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE COMPANY  HELD BY DIRECTOR
---------------------------------  -------------------------------

   INDEPENDENT DIRECTORS
---------------------------------------------------------------------------------------------------------
   Carl Frischling -- 1937         Cortland Trust, Inc.
   Director                        (registered investment company)
---------------------------------------------------------------------------------------------------------
   Prema Mathai-Davis -- 1950      None
   Director
---------------------------------------------------------------------------------------------------------
   Lewis F. Pennock -- 1942        None
   Director
---------------------------------------------------------------------------------------------------------
   Ruth H. Quigley -- 1935         None
   Director
---------------------------------------------------------------------------------------------------------
   Louis S. Sklar -- 1939          None
   Director
---------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
---------------------------------------------------------------------------------------------------------
   Gary T. Crum(3) -- 1947         N/A
   Senior Vice President
---------------------------------------------------------------------------------------------------------
   Stuart W. Coco -- 1955          N/A
   Vice President
---------------------------------------------------------------------------------------------------------
   Melville B. Cox -- 1943         N/A
   Vice President
---------------------------------------------------------------------------------------------------------
   Karen Dunn Kelley -- 1960       N/A
   Vice President
---------------------------------------------------------------------------------------------------------
   Edgar M. Larsen(3) -- 1940      N/A
   Vice President
---------------------------------------------------------------------------------------------------------
   Dana R. Sutton -- 1959          N/A
   Vice President and Treasurer
---------------------------------------------------------------------------------------------------------
   Nancy L. Martin(4) -- 1957      N/A
   Secretary
---------------------------------------------------------------------------------------------------------

(3) Information is current as of January 10, 2003.

(4) Ms. Martin became secretary of the Company on April 1, 2003.

The Statement of Additional Information of the Company includes additional information about the Fund's Directors and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Ernst & Young LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               5 Houston Center
Houston, TX 77046               Suite 100                       Suite 100                       1401 McKinney
                                Houston, TX 77046               Houston, TX 77046-1173          Suite 1200
                                                                                                Houston, TX 77010

COUNSEL TO THE FUND             COUNSEL TO THE DIRECTORS        TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       A I M Fund Services, Inc.       Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   100 Church Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          New York, NY 10286
Philadelphia, PA 19103          New York, NY 10022

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2003.

AIM Tax-Free Cash Reserve Fund Personal Investment Class paid ordinary dividends in the amount of $0.0069 per share during its tax year ended March 31, 2003. Of this amount, 100.00% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the appropriate Form 1099-DIV.

                         ANNUAL REPORT / MARCH 31, 2003

                         TAX-FREE INVESTMENTS CO. (TFIC)

                             CASH RESERVE PORTFOLIO

                            PRIVATE INVESTMENT CLASS

                                 [COVER IMAGE]

                      [AIM INVESTMENTS LOGO APPEARS HERE]

                                --Servicemark--

This report may be distributed only to current shareholders or to persons who have received a current prospectus.

TFIC-AR-2

[AIM INVESTMENTS LOGO APPEARS HERE]
         --Servicemark--

                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This letter and the financial pages that follow provide an
ROBERT H.           annual report for the Private Investment Class of the Cash
GRAHAM]             Reserve Portfolio of Tax-Free Investments Company, a money market fund investing in short-term municipal bonds of the highest credit ratings. The safety of money market funds is well known, and your portfolio continues to provide safety, liquidity and a positive return on your investment. Several factors influence the rate of that return.

                       For the first seven months of the fund's fiscal year, the
                    federal funds rate remained at 1.75%. On November 6, 2002, the Federal Reserve Board's Federal Open Market Committe
                    (FOMC) lowered the rate to 1.25%, the lowest the rate had been in 41 years. As of March 31, 2003, the FOMC had met three times since lowering the rate in November and left the rate unchanged. By calendar-year-end 2002, the yield on the
10-year Treasury note had fallen to 3.83%. While the federal funds rate does not mandate the rates offered on municipal bonds, the low-interest-rate environment resulting from the federal funds rate, as well as the overall economic climate itself, affects all fixed income investing.

    The job market was comparatively weak throughout the period, yet consumer spending remained relatively strong. Consumer confidence declined, yet auto and home sales reached near-record levels because of dealer incentives and low mortgage rates. The growth in the gross domestic product (GDP) seesawed. For the second quarter of 2002 it was 1.3%, and in the third quarter, growth accelerated to 4.0%. For the fourth quarter, growth declined to 1.4%.

    Equity investors continued to be daunted by corporations missing earnings estimates and the warnings of such misses. Weakness in the job market and other signals of a weak economy, continued high volatility and the prolonged bear market in equities resulted in stock market avoidance. The flight to quality--investors moving money into safer, more liquid investments--continued throughout the period. Money market funds, government bond funds and short-term bond funds are traditionally known as safe havens.

    All of these factors--low interest rates, the economic climate and the flight to quality--resulted in low yields for money market investments.

FUND PROVIDES SAFETY, LIQUIDITY AND COMPETITIVE YIELD

For the one-year period ended March 31, 2003, Cash Reserve Portfolio, Private Investment Class, maintained its competitive position, as shown in the table. Had the advisor and distributor not waived fees, performance would have been lower. Net assets of the Private Investment Class of the portfolio stood at $227.8 million at the close of the reporting period.

================================================================================

YIELDS AS OF 3/31/03

                                                    MONTHLY  SEVEN-DAY
                                                     YIELD     YIELD

Cash Reserve Portfolio,                              0.72%     0.75%
Private Investment Class

iMoneyNet All Tax-Free                               0.62%     0.65%
Money Fund Averages--Trademark--

iMoneyNet All Tax-Free Money                         0.54%     0.56%
Funds, Stockbroker and General Purpose--Trademark--

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. iMoneyNet, Inc. All Tax-Free Money Fund Average consists of 523 funds that invest in short-term municipal securities, which are exempt from federal taxation. The Stockbroker and General Purpose category consists of funds that invest in obligations of tax-exempt entities, including state and municipal authorities.

================================================================================

                                                                     (continued)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch ICBA. Fund ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure, and management. AIM Investments is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

    Cash Reserve Portfolio seeks to generate as high a level of federally tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The portfolio invests solely in "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940.

    An investment in a money market fund is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

CLOSING REMARKS

We hope you find this report informative. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,


/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

March 31, 2003


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ALABAMA-3.34%

Alabama (State of) Public School and College
  Authority; Refunding Series 1993 A RB
  5.75%, 08/01/03                                 AA      Aa3    $ 1,900   $    1,926,882
-----------------------------------------------------------------------------------------
Alabama State University; Refunding General
  Tuition and Fee Series 1993 RB
  5.70%, 05/01/03(b)(c)                          AAA      Aaa      2,000        2,046,974
-----------------------------------------------------------------------------------------
Birmingham (City of) Medical Clinic Board
  (University of Alabama Health Services
  Foundation); VRD Series 1991 RB
  (LOC-Amsouth Bank)
  1.30%, 12/01/26(d)(e)                         A-1+   VMIG-1     19,600       19,600,000
-----------------------------------------------------------------------------------------
Birmingham (City of) Public Park and
  Recreation Board (Children's Zoo Project);
  VRD Series 2002 RB (LOC-Amsouth Bank)
  1.40%, 05/01/07(d)(e)                           --   VMIG-1      6,000        6,000,000
-----------------------------------------------------------------------------------------
Birmingham (City of) Public Park and
  Recreation Board (YMCA Project); Refunding
  VRD Series 1996 RB (LOC-Amsouth Bank)
  1.30%, 06/01/16(d)(e)                           --   VMIG-1      2,360        2,360,000
-----------------------------------------------------------------------------------------
DCH Health Care Authority; VRD Health Care
  Facilities Series 2000 RB (LOC-Regions
  Bank)
  1.15% 06/01/20(d)(e)                           A-1   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board); VRD Series
  2002-6009 Class A COP
  1.23%, 01/01/43 (Acquired 11/05/02; Cost
  $4,100,000)(d)(f)(g)                          A-1+       --      4,100        4,100,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ALABAMA-(CONTINUED)

Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); VRD Lease
  Revenue Series 2000 RB (LOC-Amsouth Bank)
  1.30%, 11/01/24(d)(e)                          A-1       --    $ 7,650   $    7,650,000
-----------------------------------------------------------------------------------------
Huntsville (City of) Special Care Facilities
  Financing Authority (Redstone Village); VRD
  Series 2002 D RB (LOC-LaSalle Bank N.A.)
  1.17%, 12/01/06(d)(e)                          A-1       --      7,250        7,250,000
-----------------------------------------------------------------------------------------
Infirmary Health Systems Special Care
  Facilities Financing Authority (Infirmary
  Health Systems Inc); Refunding VRD Series A
  RB (LOC-Regions Bank)
  1.15%, 01/01/25(d)(e)                           --   VMIG-1      7,700        7,700,000
-----------------------------------------------------------------------------------------
Ridge Improvement District; VRD Improvement
  Series 2000 Special Assessment (LOC-Amsouth
  Bank)
  1.25%, 10/01/25(d)(e)                           --   VMIG-1     12,000       12,000,000
-----------------------------------------------------------------------------------------
Tuscaloosa (City of) Educational Building
  Authority (Stillman College Project);
  Refunding VRD Capital Improvement Series
  2002 A RB (LOC-Amsouth Bank)
  1.40%, 10/01/23(d)(e)                           --   VMIG-1      1,447        1,447,000
=========================================================================================
                                                                               82,080,856
=========================================================================================

ALASKA-0.16%

Alaska (State of) Industrial Development
  Authority (Alaska Hotel Properties Inc.
  Project); VRD Series 1986 IDR (LOC-National
  Westminster Bank PLC)
  1.20%, 06/01/06 (Acquired 12/27/02; Cost
  $1,600,000)(d)(e)(g)                            --      Aa1      1,600        1,600,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ALASKA-(CONTINUED)

Alaska (State of) Industrial Development and
  Export Authority (Safeway Inc. Projects);
  Refunding VRD Series 1991 IDR (LOC-Deutsche
  Bank A.G.)
  1.45%, 12/01/06(d)(e)                         A-1+       --    $ 2,390   $    2,390,000
=========================================================================================
                                                                                3,990,000
=========================================================================================

ARIZONA-0.87%

Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Refunding VRD Multi-Family Series 2001 A
  IDR (CEP-Federal National Mortgage
  Association)
  1.20%, 06/15/31(d)                              --   VMIG-1      1,210        1,210,000
-----------------------------------------------------------------------------------------
Phoenix (City of); Refunding Ltd. Tax Series
  2002 A GO
  3.00%, 07/01/03                                AA+      Aa1      2,000        2,009,895
-----------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp.;
  Wastewater System Lease Series 1993 RB
  6.13%, 07/01/03(b)(c)                          AAA      NRR      6,300        6,499,334
-----------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Refunding VRD Multi-Family Housing Series
  1994 IDR (CEP-Federal Home Loan Bank)
  1.21%, 10/01/25(d)(e)                         A-1+       --      3,920        3,920,000
-----------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); VRD Series
  1982 IDR (LOC-Toronto Dominion Bank)
  1.20%, 10/01/22(d)(e)                          A-1   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ARIZONA-(CONTINUED)

Yuma (City of) Industrial Development
  Authority (El Encanto Apartments Project);
  Refunding VRD Multi-Family Housing Series
  2003 IDR (CEP-Federal National Mortgage
  Association)
  1.25%, 04/15/33(d)                            A-1+   VMIG-1    $ 6,640   $    6,640,000
=========================================================================================
                                                                               21,279,229
=========================================================================================

ARKANSAS-0.43%

Fayetteville (City of) Sales & Use Tax;
  Capital Improvement Series 2002 RB
  2.00%, 06/01/03                                AA-       --      2,200        2,201,086
-----------------------------------------------------------------------------------------
North Little Rock (City of); Refunding
  Electric Series 1992 A RB
  6.15%, 07/01/03(h)                             AAA      Aaa      3,245        3,282,182
-----------------------------------------------------------------------------------------
Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project); VRD
  Educational Facilities Series 2001 RB
  (LOC-Bank of America N.A.)
  1.20%, 07/01/08(d)(e)(i)                        --       --      3,610        3,610,000
-----------------------------------------------------------------------------------------
University of Arkansas (Fayetteville Campus);
  Facilities Series 2002 RB
  2.50%, 12/01/03(h)                              --      AAA      1,420        1,429,848
=========================================================================================
                                                                               10,523,116
=========================================================================================

COLORADO-3.07%

Adams & Arapahoe (Counties of) Joint School
  District #28J (Aurora); Unlimited Tax
  Series 2003 A GO
  2.00%, 12/01/03(h)                             AAA      Aaa      4,140        4,165,926
-----------------------------------------------------------------------------------------
Arapaho (County of) (Hunter's Run Project);
  Refunding VRD Multi-Family Rent Housing
  Series 2001 RB (CEP-Federal Home Loan
  Mortgage Corp.)
  1.15%, 08/01/31(d)                            A-1+       --      5,100        5,100,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Arvada (City of) (Water Utility
  Improvements); Refunding VRD Series 2001 RB
  1.20%, 11/01/20(h)(j)                         A-1+      Aaa    $ 1,000   $    1,000,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  1.15%, 01/01/33(d)(e)                         A-1+       --      1,000        1,000,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Museum
  Project); VRD Series 2001 RB (LOC-Bank One
  Colorado N.A.)
  1.20%, 11/01/21(d)(e)                          A-1       --      9,000        9,000,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (National Cable
  Television Center & Museum Project); VRD
  Series 1999 RB (LOC-Wells Fargo Bank N.A.)
  1.15%, 10/01/06(d)(e)                         A-1+       --      2,610        2,610,000
-----------------------------------------------------------------------------------------
Colorado (State of) General Fund; Series 2002
  TRAN
  2.50%, 06/27/03                              SP-1+    MIG-1     15,000       15,044,516
-----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Refunding VRD Series 2002 A RB (LOC-U.S.
  Bank N.A.)
  1.20%, 01/01/31(d)(e)                          A-1       --      3,400        3,400,000
-----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Golden West Manor Inc. Project);
  VRD Series 2002 A RB (LOC-U.S. Bank N.A.)
  1.20%, 07/01/32(d)(e)                          A-1       --      4,210        4,210,000
-----------------------------------------------------------------------------------------
Denver (City and County of) Multifamily
  Housing (Cottonwood Creek Project);
  Refunding VRD Series 1989 A RB (CEP-Federal
  Home Loan Mortgage Corp.)
  1.15%, 04/15/14 (Acquired 11/04/02; Cost
  $1,000,000)(d)(g)                             A-1+       --      1,000        1,000,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Idaho Springs (City of) Industrial
  Development (Safeway Inc. Project);
  Refunding Series 1993 IDR (LOC-Deutsche
  Bank A.G.)
  1.45%, 06/02/03(b)(e)                         A-1+       --    $ 1,310   $    1,310,000
-----------------------------------------------------------------------------------------
Jefferson (County of) School District #R-001;
  Series 2002 B TRAN
  2.25%, 06/30/03                              SP-1+    MIG-1     23,000       23,055,361
-----------------------------------------------------------------------------------------
Pitkin (County of) Industrial Development
  (Aspen Skiing Co. Project); Refunding VRD
  Series 1994 A IDR (LOC-Bank One N.A.)
  1.15%, 04/01/16(e)(k)                          A-1       --      2,000        2,000,000
-----------------------------------------------------------------------------------------
Smith Creek Metropolitan District; VRD Series
  1997 RB (LOC-Bank of America N.A.)
  1.25%, 10/01/35(d)(e)                         A-1+       --      2,460        2,460,000
=========================================================================================
                                                                               75,355,803
=========================================================================================

DISTRICT OF COLUMBIA-0.66%

District of Columbia Unrefunded Balance;
  Refunding Unlimited Tax Series 1993 A-3 GO
  5.20%, 06/01/03(h)                             AAA      Aaa      5,450        5,481,463
-----------------------------------------------------------------------------------------
District of Columbia (Abraham & Laura Lisner
  Home for Aged Women); VRD Series 1992 RB
  (LOC-Bank of America NT & SA)
  1.15%, 07/01/22(d)(e)                           --   VMIG-1      5,000        5,000,000
-----------------------------------------------------------------------------------------
District of Columbia (Catholic University
  America Project); Series 1993 RB
  6.30%, 10/01/03(b)(c)                          AAA      NRR      1,000        1,044,975
-----------------------------------------------------------------------------------------
First Union Merlots (District of Columbia
  Water & Sewer Authority); VRD Series 2003
  A12 RB
  1.26%, 10/01/17 (Acquired 02/24/03; Cost
  $4,695,000)(d)(f)(g)                            --   VMIG-1      4,695        4,695,000
=========================================================================================
                                                                               16,221,438
=========================================================================================


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

FLORIDA-6.51%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia); Refunding VRD Florida Non-AMT
  Series 2002-24 Ctfs.
  1.21%, 10/01/10 (Acquired 10/24/02; Cost
  $5,000,000)(d)(f)(g)                            --   VMIG-1    $ 5,000   $    5,000,000
-----------------------------------------------------------------------------------------
Alachua (County of) Health Facilities
  Authority (Oak Hammock at the University of
  Florida Project); VRD Continuing Care
  Series 2002 A RB (LOC-BNP Paribas)
  1.15%, 10/01/32(e)(k)                           --   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------
Duval (County of) Housing Finance Authority
  (Lighthouse Bay Apartments Project); VRD
  Multi-Family Housing Series 2002 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.15%, 12/01/32(d)                            A-1+       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
Florida (State of) Board of Education;
  Unlimited Tax Capital Outlay Series 1993 C
  GO
  5.85%, 06/01/03(b)(c)                          AAA      Aaa      4,200        4,275,497
-----------------------------------------------------------------------------------------
Highlands (County of) Health Facilities
  Authority (Adventist Health System
  Project); VRD Series 2000 A RB
  1.15%, 12/01/26(d)(h)                         A-1+   VMIG-1     20,000       20,000,000
-----------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); Refunding VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  1.20%, 12/01/23 (Acquired 02/20/01; Cost
  $2,300,000)(d)(e)(g)(i)                         --       --      2,300        2,300,000
-----------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc); Refunding
  VRD Series 2002 RB (LOC-Bank of America
  N.A.)
  1.20%, 06/01/22(d)(e)                           --   VMIG-1     12,930       12,930,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

FLORIDA-(CONTINUED)

Marion (County of) Hospital District (Munroe
  Regional Health System); VRD Health System
  Improvement Series 2000 RB (LOC-Amsouth
  Bank of Florida)
  1.20%, 10/01/30(d)(e)                           --   VMIG-1    $13,875   $   13,875,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (State of Florida
  Mid-Bay Bridge Authority); VRD Series 2002
  PT-1531 RB
  1.21%, 10/01/18 (Acquired 10/10/02; Cost
  $9,175,000)(d)(f)(g)                          A-1+       --      9,175        9,175,000
-----------------------------------------------------------------------------------------
Miami-Dade (County of) Educational Facilities
  Authority (Carlos Albizu University
  Project); VRD Series 2000 RB (LOC-Bank of
  America N.A.)
  1.20%, 12/01/25(d)(e)(i)                        --       --      9,600        9,600,000
-----------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority (Palmer Trinity Private School
  Project); VRD Series 1999 IDR (LOC-Bank of
  America N.A.)
  1.20%, 12/01/19(d)(e)(i)                        --       --      2,700        2,700,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of Florida Department
  of Environmental Protection); VRD Floating
  Rate Trust Ctfs. Series 2002-722 RB
  1.21%, 07/01/22 (Acquired 11/13/02; Cost
  $10,000,000)(d)(f)(g)                          A-1       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD
  Series 1999 RB (LOC-Bank of America N.A.)
  1.20%, 08/01/19(d)(e)(i)                        --       --      1,650        1,650,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Orange (County of) Health Facilities
  Authority (Presbyterian Retirement
  Communities Project); Refunding VRD Series
  1998 RB (LOC-Bank of America N.A.)
  1.20%, 11/01/28 (Acquired
  01/29/02-01/03/03; Cost
  $8,140,000)(d)(e)(g)(i)                         --       --    $ 8,140   $    8,140,000
-----------------------------------------------------------------------------------------
Orange (County of) Industrial Development
  Authority (Christian Prison Project); VRD
  Series 2003 A IDR (LOC-Regions Bank)
  1.20%, 02/01/23(d)(e)                           --   VMIG-1      4,535        4,535,000
-----------------------------------------------------------------------------------------
Orlando & Orange (Counties of) Expressway
  Authority; Refunding VRD Series 2003 C-4 RB
  1.20%, 07/01/25(d)(h)                         A-1+   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Palm Beach (County of) (St. Andrews
  School-Boca Raton); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  1.20%, 10/01/28 (Acquired 01/03/02; Cost
  $12,800,000)(d)(e)(g)(i)                        --       --     12,800       12,800,000
-----------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Refunding VRD Educational Facilities Series
  2001 RB (LOC-Bank of America N.A.)
  1.20%, 12/01/31(d)(e)(i)                        --       --      3,000        3,000,000
-----------------------------------------------------------------------------------------
Palm Beach (County of) Health Facilities
  Authority (Jupiter Medical Center Inc.
  Project); VRD Series 1999 B RB (LOC-Bank of
  America N.A.)
  1.20%, 08/01/20 (Acquired
  05/02/02-07/22/02; Cost
  $5,220,000)(d)(e)(g)(i)                         --       --      5,220        5,220,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

FLORIDA-(CONTINUED)

Saint Lucie (County of) Industrial
  Development (Florida Convalescent Centers
  Project); Refunding VRD Series 1988 IDR
  (LOC-Wells Fargo Bank N.A.)
  1.10%, 01/01/11(e)(j)                           --      P-1    $ 2,600   $    2,600,000
-----------------------------------------------------------------------------------------
Seminole (County of) Industrial Development
  Authority (Florida Living Nursing Home);
  VRD Multimodal Health Facilities Series
  1991 IDR (LOC-Bank of America N.A.)
  1.35%, 02/01/11(d)(e)                           --   VMIG-1      1,200        1,200,000
-----------------------------------------------------------------------------------------
Tallahassee (City of) Consolidated Utility
  Systems; Series 1994 RB
  6.20%, 10/01/03(b)(c)                           AA      Aa2      3,400        3,554,262
-----------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment DACCO Project); VRD Series 2001
  RB (LOC-Bank of America N.A.)
  1.20%, 07/01/22(d)(e)(i)                        --       --      5,400        5,400,000
-----------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.;
  Refunding VRD Series 1998 RB (LOC-Wachovia
  Bank N.A.)
  1.25%, 05/01/28(d)(e)                          A-1       --        900          900,000
=========================================================================================
                                                                              159,854,759
=========================================================================================

GEORGIA-4.20%

Albany (City of) Dougherty (County of)
  Hospital Authority (Phoebe Putney Memorial
  Hospital Project); VRD Series 2002 RAC
  1.15%, 09/01/32(h)(k)                           --   VMIG-1      8,900        8,900,000
-----------------------------------------------------------------------------------------
Cobb (County of); Unlimited Tax Series 2003
  TAN
  1.50%, 12/31/03                              SP-1+    MIG-1     13,500       13,545,900
-----------------------------------------------------------------------------------------
Cobb (County of) Development Authority
  (Kennesaw State University Project); VRD
  Series 2001 B RB (LOC-First Union National
  Bank)
  1.17%, 08/01/26(d)(e)                          A-1       --      7,000        7,000,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Cobb (County of) Development Authority (North
  Cobb Christian School Project); Refunding
  VRD Series 1998 A RB (LOC-Branch Banking &
  Trust)
  1.15%, 03/01/22 (Acquired 01/03/03; Cost
  $2,700,000)(d)(e)(g)                            --      Aa2    $ 2,700   $    2,700,000
-----------------------------------------------------------------------------------------
De Kalb (County of) Development Authority
  (Green Forest Community Development
  Project); VRD Series 2001 RB (LOC-Bank of
  America N.A.)
  1.15%, 02/01/22 (Acquired 07/02/02; Cost
  $6,580,000)(d)(e)(g)                          A-1+       --      6,580        6,580,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia);
  VRD Series 2000-1001 Class C COP
  1.23%, 07/01/15 (Acquired
  07/26/00-01/31/02; Cost
  $20,000,000)(d)(f)(g)                         A-1+       --     20,000       20,000,000
-----------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); VRD Educational Facilities Series
  2000 RB (LOC-Wachovia Bank N.A.)
  1.22%, 06/01/15(d)(e)                          A-1       --      1,800        1,800,000
-----------------------------------------------------------------------------------------
Fulton (County of) Housing Authority
  (Saratoga Apartments Project); Refunding
  VRD Multi-Family Housing Series 1996 RB
  (CEP-Federal National Mortgage Association)
  1.15%, 10/01/25(d)                              --   VMIG-1      1,500        1,500,000
-----------------------------------------------------------------------------------------
Gwinnett (County of) School District; Ltd.
  Construction Sales Tax Series 2003 GO
  2.00%, 12/29/03                                 --    MIG-1     20,000       20,132,960
-----------------------------------------------------------------------------------------
Houston (County of) Hospital Authority; VRD
  Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.17%, 10/01/14(d)(e)                          A-1       --     10,000       10,000,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

GEORGIA-(CONTINUED)

Private Colleges & Universities Authority
  (Mercer University Project); VRD Series
  2003 RB (LOC-Branch Banking & Trust)
  1.25%, 10/01/32(d)(e)                           --   VMIG-1    $ 7,500   $    7,500,000
-----------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); VRD
  Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.22%, 11/01/27(d)(e)                           --   VMIG-1      2,310        2,310,000
-----------------------------------------------------------------------------------------
Walton (County of); Unlimited Sales Tax
  Series 2001 GO
  4.00%, 06/01/03(h)                             AAA      Aaa      1,100        1,104,887
=========================================================================================
                                                                              103,073,747
=========================================================================================

HAWAII-0.40%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP
  1.23%, 12/01/16 (Acquired 01/11/01; Cost
  $6,000,000)(d)(f)(g)                          A-1+       --      6,000        6,000,000
-----------------------------------------------------------------------------------------
First Union Merlots (State of Hawaii); VRD
  Unlimited Tax Series 2003 A16 GO
  1.26%, 07/01/18 (Acquired 02/27/03; Cost
  $3,905,000)(d)(f)(g)                            --   VMIG-1      3,905        3,905,000
=========================================================================================
                                                                                9,905,000
=========================================================================================

IDAHO-0.61%

Ada & Canyon (Counties of) Joint School
  District #2 Meridian; Unlimited Tax Series
  2001 GO
  6.25%, 07/30/03                                AA-      Aa2      1,455        1,479,339
-----------------------------------------------------------------------------------------
Idaho (State of); Series 2002 TAN
  3.00%, 06/30/03                              SP-1+    MIG-1     12,000       12,039,877
-----------------------------------------------------------------------------------------
Idaho (State of) Health Facilities Authority
  (St. Lukes Regional Medical Center
  Project); VRD Series 1995 RB
  (LOC-Bayerische Landesbank)
  1.15%, 05/01/22(e)(k)                           --   VMIG-1      1,500        1,500,000
=========================================================================================
                                                                               15,019,216
=========================================================================================


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ILLINOIS-14.11%

ABN AMRO Munitops Ctfs. Trust (City of
  Chicago); Refunding VRD Ltd. Tax Multistate
  Non-AMT Series 2001-34 Ctfs.
  1.23%, 07/01/07 (Acquired 11/15/01; Cost
  $10,000,000)(d)(f)(g)                           --   VMIG-1    $10,000   $   10,000,000
-----------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); VRD Series 2002-190
  Class A RB
  1.25%, 06/05/14 (Acquired 05/06/02; Cost
  $10,130,000)(d)(f)(g)                          A-1       --     10,130       10,130,000
-----------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 Class A RB
  1.25%, 03/15/07 (Acquired 08/26/99; Cost
  $10,000,000)(d)(f)(g)                          A-1       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
Chicago (City of); Unlimited Equipment Notes
  Tax Series 1996 GO
  5.60%, 01/01/04(h)                             AAA      Aaa      1,635        1,686,695
-----------------------------------------------------------------------------------------
Chicago (City of); Unlimited Projects &
  Refunding Tax Series 2002 A GO
  5.00%, 01/01/04(h)                             AAA      Aaa      3,175        3,260,727
-----------------------------------------------------------------------------------------
Chicago (City of); Unlimited Tax Series 2003
  GO (LOC-Landesbank Hessen-Thuringen)
  1.22%, 01/07/04(b)(e)                        SP-1+    MIG-1     15,000       15,000,000
-----------------------------------------------------------------------------------------
Chicago (City of) Public Building Commission;
  Building Series 1993 A RB
  5.75%, 12/01/03(b)(c)                          AAA      Aaa      7,000        7,356,636
-----------------------------------------------------------------------------------------
Chicago (City of) Skyway Toll Bridge;
  Refunding Series 1994 RB
  6.75%, 01/01/04(b)(c)                          AAA       --      1,000        1,062,346
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP
  1.30%, 01/01/35 (Acquired 04/02/01; Cost
  $4,950,000)(d)(f)(g)                          A-1+       --    $ 4,950   $    4,950,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Park
  District); VRD Series 2002-1306 COP
  1.23%, 01/01/29 (Acquired 05/05/02; Cost
  $5,500,000)(d)(f)(g)                          A-1+       --      5,500        5,500,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water
  & Sewer); VRD Series 2001-1308 COP
  1.23%, 11/01/26 (Acquired 12/12/01; Cost
  $8,655,000)(d)(f)(g)                          A-1+       --      8,655        8,655,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Cook County Regional
  Transportation Authority); VRD Series
  2000-1303 COP
  1.23%, 07/01/23 (Acquired
  03/26/01-05/30/01; Cost
  $19,000,000)(d)(f)(g)                         A-1+       --     19,000       19,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  VRD Series 2000-1304 COP
  1.23%, 06/01/21 (Acquired 06/27/00; Cost
  $7,340,000)(d)(f)(g)                          A-1+       --      7,340        7,340,000
-----------------------------------------------------------------------------------------
First Union Merlots (Central Lake County
  Joint Action Water Agency); Refunding VRD
  Series 2003 B18 RB
  1.26%, 05/01/20 (Acquired 02/19/03; Cost
  $3,165,000)(d)(f)(g)                            --   VMIG-1      3,165        3,165,000
-----------------------------------------------------------------------------------------
First Union Merlots (City of Chicago); GO
  1.26%, VRD Ltd. Tax Series 2000 A12
    01/01/23 (Acquired 10/13/00; Cost
    $10,000,000)(d)(f)(g)                         --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
  1.26%, VRD Ltd. Tax Series 2002 A44
    01/01/20 (Acquired 08/02/02; Cost
    $7,885,000)(d)(f)(g)                          --   VMIG-1      7,885        7,885,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

First Union Merlots (Cook County); Unlimited
  Tax Series 2003 B11 GO
  1.26%, 11/15/25 (Acquired 01/29/03; Cost
  $3,500,000)(d)(f)(g)                            --   VMIG-1    $ 3,500   $    3,500,000
-----------------------------------------------------------------------------------------
First Union Merlots (Cook County Regional
  Transportation Authority); GO
  1.26%, VRD Series 2001 A93 07/01/27
    (Acquired 10/10/01; Cost
    $3,690,000)(d)(f)(g)                          --   VMIG-1      3,690        3,690,000
-----------------------------------------------------------------------------------------
  1.26%, VRD Unlimited Tax Series 2002 A41
    06/01/17 (Acquired 07/25/02-10/31/02;
    Cost $18,000,000)(d)(f)(g)                    --   VMIG-1     18,000       18,000,000
-----------------------------------------------------------------------------------------
First Union Merlots (State of Illinois); VRD
  Unlimited Tax Series 2001 A124 GO
  1.26%, 11/01/26 (Acquired
  11/26/01-08/28/02; Cost
  $6,570,000)(d)(f)(g)                           A-1       --      6,570        6,570,000
-----------------------------------------------------------------------------------------
First Union Merlots (University of Illinois);
  VRD Series 2000 S RB
  1.26%, 04/01/30 (Acquired
  03/20/00-02/12/01; Cost
  $7,400,000)(d)(f)(g)                            --   VMIG-1      7,400        7,400,000
-----------------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series
  1993 GO
  5.70%, 04/01/03(b)(c)                          NRR      NRR      2,000        2,040,000
-----------------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series
  1994 GO
  5.25%, 04/01/03                                 --      Aa2      2,980        2,980,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons);
  VRD Series 1996 RB (LOC-Northern Trust Co.)
  1.25%, 08/01/26(d)(e)                         A-1+       --     10,000       10,000,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Bochasanwais Shree Akshar Inc.
  Project); VRD Series 2002 RB (LOC-Comerica
  Bank Texas)
  1.15%, 06/01/17(d)(e)                          A-1       --    $ 9,500   $    9,500,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Chicago Commons Association
  Project); VRD Series 1999 RB (LOC-Bank of
  America NT & SA)
  1.15%, 01/01/29(d)(e)                         A-1+       --      3,900        3,900,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Evanston Northwestern); VRD
  Series 2001 C RB
  1.15%, 05/01/31(d)                            A-1+   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Institute of Gas Technology
  Project); Refunding VRD Series 1999 IDR
  (LOC-Harris Trust & Savings Bank)
  1.20%, 09/01/24(d)(e)                         A-1+       --      2,400        2,400,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Jewish Charities Program); VRD
  Series 2002 RAN (LOC-Harris Trust & Savings
  Bank)
  1.20%, 06/30/03(d)(e)                         A-1+       --      4,970        4,970,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Jewish Charities Program); VRD
  Series 2003 B RN (LOC-Harris Trust &
  Savings Bank)
  1.20%, 06/30/03(d)(e)                         A-1+       --      6,360        6,360,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Lyric Opera Chicago Project);
  VRD Series 1994 RB (LOC-Northern Trust Co.;
  Harris Trust & Savings Bank; Bank One N.A.)
  1.15%, 12/01/28(d)(e)                          A-1   VMIG-1     48,600       48,600,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); Refunding VRD Series 2001 RB
  (LOC-LaSalle Bank N.A.)
  1.17%, 07/01/41 (Acquired 01/29/03; Cost
  $1,695,000)(d)(e)(g)                           A-1       --    $ 1,695   $    1,695,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Sacred Heart Schools Project);
  VRD Series 2003 RB (LOC-Fifth Third Bank)
  1.15%, 07/01/33(d)(e)                           --   VMIG-1      2,300        2,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); VRD Series 2002 RB
  (LOC-American National Bank & Trust)
  1.20%, 09/01/32(d)(e)                           --   VMIG-1      4,800        4,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); Refunding
  VRD Series 2002 RB (LOC-Fifth Third Bank)
  1.20%, 03/01/32(d)(e)                           --   VMIG-1      3,300        3,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lake County Family YMCA
  Project); Refunding VRD Series 2000 RB
  (LOC-Harris Trust & Savings Bank)
  1.15%, 11/01/30(d)(e)                         A-1+       --      1,400        1,400,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Northwestern University);
  Refunding
  VRD Series 1985 L RB
  1.20%, 12/15/25(d)(e)                           --   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Saint Xavier University
  Project); Refunding VRD Series 2002 A RB
  (LOC-LaSalle Bank N.A.)
  1.17%, 10/01/32(d)(e)                          A-1       --      3,800        3,800,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Bensenville Home Society); VRD
  Series 1989 A RB (LOC-American National
  Bank & Trust)
  1.20%, 02/15/19(d)(e)                          A-1       --    $ 1,200   $    1,200,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Edward Hospital Obligated
  Group); VRD Series 2001 C RB
  1.15%, 02/01/34(d)(h)                          A-1   VMIG-1     21,800       21,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Franciscan Eldercare Project);
  Refunding VRD Series 1996 C RB (LOC-LaSalle
  National Bank)
  1.20%, 05/15/26(d)(e)                          A-1       --      1,420        1,420,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Memorial Health System);
  Refunding VRD Series 1997 RB
  5.25%, 10/01/03(h)                              --      Aaa      1,190        1,213,659
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  Refunding VRD Series 2002 A RB
  1.20%, 08/15/09(k)                            A-1+   VMIG-1      5,525        5,525,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  VRD Series 1995 RB
  1.15%, 08/15/25(k)                            A-1+   VMIG-1      5,200        5,200,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Swedish Covenant Hospital
  Project); VRD Series 1995 RB
  1.17%, 08/01/25(d)(h)                         A-1+   VMIG-1      2,600        2,600,000
-----------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding VRD Toll Highway Series 1998 B RB
  1.20%, 01/01/16(d)(h)                           --   VMIG-1      8,800        8,800,000
-----------------------------------------------------------------------------------------
  1.20%, 01/01/17(d)(h)                           --   VMIG-1      4,600        4,600,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Jackson-Union (Counties of) Regional Port
  District (Kinder Morgan Operating L.P.);
  Refunding VRD Series 1994 RB (LOC-First
  Union National Bank)
  1.17%, 04/01/24(d)(e)                          A-1   VMIG-1    $ 1,750   $    1,750,000
-----------------------------------------------------------------------------------------
McCook (City of) (The Illinois St. Andrew
  Society); VRD Series 1996 A RB
  (LOC-Northern Trust Co.)
  1.20%, 12/01/21(d)(e)                         A-1+       --      2,800        2,800,000
-----------------------------------------------------------------------------------------
Orland Hills (City of); VRD Multi-Family
  Housing Series 1995 A RB (LOC-LaSalle
  National Bank)
  1.15%, 12/01/04(d)(e)                          A-1       --      1,470        1,470,000
-----------------------------------------------------------------------------------------
Sangamon (County of) School District (#186
  Springfield); Series 2002 TAN
  2.00%, 12/18/03                              SP-1+       --      5,000        5,030,205
=========================================================================================
                                                                              346,605,268
=========================================================================================

INDIANA-2.49%

ABN AMRO Munitops Ctfs. Trust (City of
  Indianapolis Bond Bank-Waterworks); Non-AMT
  VRD Series 2002-7 Ctfs.
  2.00%, 05/21/03 (Acquired 05/30/02; Cost
  $10,000,000)(b)(f)(g)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Advanced
  Funding Program Notes); Series 2003 A RN
  2.00%, 01/27/04(h)                           SP-1+    MIG-1      2,500        2,518,334
-----------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Historical Society); VRD
  Educational Facilities Series 1996 IDR
  (LOC-Bank One Indiana N.A.)
  1.20%, 08/01/31 (Acquired
  01/23/02-07/31/02; Cost
  $4,400,000)(d)(e)(g)                           A-1       --      4,400        4,400,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

INDIANA-(CONTINUED)

Indiana (State of) Educational Facilities
  Authority (DePauw University Project); VRD
  Educational Facilities Series 2002 RB
  (LOC-Northern Trust Co.)
  1.15%, 07/01/32(e)(k)                           --   VMIG-1    $ 1,050   $    1,050,000
-----------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Franklin College Project); VRD
  Educational Facilities Series 1999 RB
  (LOC-Bank One Indiana N.A.)
  1.20%, 10/01/19(d)(e)                          A-1       --      1,525        1,525,000
-----------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Hospital
  Projects); VRD Hospital Series 2000 A RB
  (LOC-Bank of America N.A.)
  1.15%, 07/01/28(d)(e)                         A-1+       --      9,915        9,915,000
-----------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Mental
  Health & Rehabilitation); VRD Series 1990
  RB (LOC-LaSalle National Bank)
  1.20%, 11/01/20(d)(e)                          A-1       --      2,360        2,360,000
-----------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Deaconess Hospital
  Inc.); VRD Hospital Series 1992 RB
  (LOC-Fifth Third Bank)
  1.20%, 01/01/22(d)(e)                           --   VMIG-1      8,500        8,500,000
-----------------------------------------------------------------------------------------
Indianapolis (City of) Local Public
  Improvement Bond Bank; Series 2003 A RN
  2.00%, 07/08/03                              SP-1+       --      5,350        5,362,404
-----------------------------------------------------------------------------------------
Indianapolis (City of) Local Public
  Improvement Bond Bank; Series 2003 C RN
  2.00%, 07/08/03                              SP-1+       --      3,925        3,934,100
-----------------------------------------------------------------------------------------
Indianapolis (City of) Marion (County of)
  Public Library; Unlimited Tax Series 2002 B
  GO
  2.50%, 07/01/03                                 --      Aa2      1,000        1,002,604
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indianapolis (City of) School Commission;
  Unlimited Tax Series 2002 GO
  2.00%, 07/15/03                                 AA       --    $ 3,225   $    3,227,741
-----------------------------------------------------------------------------------------
New Albany (City of) Sewer Works; Refunding
  Series 2003 RB
  2.00%, 09/01/03(h)                             AAA      Aaa      1,235        1,239,831
-----------------------------------------------------------------------------------------
Perry (Township of) Multi-School Building
  Corp.; First Meeting Series 1993 RB
  5.20%, 07/15/03(b)(c)                           --      Aa3      1,000        1,031,613
-----------------------------------------------------------------------------------------
Purdue University; Refunding Student Fee
  Series 2002 R RB
  4.00% 07/01/03                                  AA      Aa1      5,055        5,086,681
=========================================================================================
                                                                               61,153,308
=========================================================================================

IOWA-0.78%

Hills (City of) (Mercy Hospital Project); VRD
  Healthcare Series 2002 RB (LOC-U.S. Bank
  N.A.)
  1.15%, 08/01/32(e)(k)                           --   VMIG-1      2,700        2,700,000
-----------------------------------------------------------------------------------------
Iowa City (City of) (ACT, Inc.); VRD Series
  2001 RB
  1.25%, 04/01/32(k)                             A-1       --      7,000        7,000,000
-----------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority (St. Ambrose University Project);
  VRD Series 1999 RB (LOC-Wells Fargo Bank
  N.A.)
  1.15%, 10/01/09(d)(e)                         A-1+       --      1,100        1,100,000
-----------------------------------------------------------------------------------------
Iowa (State of) School Cash Anticipation
  Program; Series 2002 TRAN
  2.75%, 06/20/03(h)                             AAA      Aaa      8,250        8,269,564
=========================================================================================
                                                                               19,069,564
=========================================================================================

KANSAS-0.98%

Johnson (County of) Unified School District
  #229; Unlimited Tax Series 1994 A GO
  6.25%, 10/01/03                                 AA      Aa1      1,180        1,210,416
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

KANSAS-(CONTINUED)

Kansas (State of) Development Finance
  Authority (Village Shalom Obligation
  Group); VRD Series 1998 BB RB (LOC-LaSalle
  National Bank)
  1.15%, 11/15/28(e)(k)                          A-1       --    $ 5,600   $    5,600,000
-----------------------------------------------------------------------------------------
Lenexa (City of) Health Care Facilities
  (Lakeview Village Inc. Project); VRD Series
  2002 B RB (LOC-LaSalle Bank N.A.)
  1.20%, 05/15/32(d)(e)                          A-1       --      7,500        7,500,000
-----------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project); VRD
  Series 2002 B RB (LOC-Bank of America N.A.)
  1.20%, 11/01/18(d)(e)                           --   VMIG-1      3,000        3,000,000
-----------------------------------------------------------------------------------------
Shawnee (County of); Unlimited Refunding &
  Improvement Tax Series 2002 GO
  2.75%, 09/01/03(h)                              --      Aaa      2,980        2,996,808
-----------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); VRD Series 1998
  XI RB (LOC-Bank of America NT & SA)
  1.20%, 08/01/09 (Acquired 02/15/01; Cost
  $3,900,000)(d)(e)(g)                          A-1+       --      3,900        3,900,000
=========================================================================================
                                                                               24,207,224
=========================================================================================

KENTUCKY-3.25%

Kentucky Asset/Liability Commission General
  Fund; Series 2002 A TRAN
  2.75%, 06/26/03                              SP-1+    MIG-1     13,750       13,784,776
-----------------------------------------------------------------------------------------
Kentucky Asset/Liability Commission General
  Fund; Series 2002 B TRAN
  1.30%, 06/26/03(m)                           SP-1+    MIG-1      5,000        5,000,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
KENTUCKY-(CONTINUED)

Kentucky (State of) Area Developing Districts
  Financing Trust (Weekly Acquisition Lease
  Program-Ewing); VRD Series 2000 RB
  (LOC-First Union National Bank)
  1.27%, 06/01/33(d)(e)                          A-1       --    $30,200   $   30,200,000
-----------------------------------------------------------------------------------------
Kentucky (State of) Interlocal School
  Transportation Association; Series 2002
  TRAN
  3.00%, 06/30/03                              SP-1+    MIG-1      5,000        5,016,492
-----------------------------------------------------------------------------------------
Newport (City of) League of Cities Funding
  Trust Lease Program; VRD Series 2002 RB
  (LOC-U.S. Bank N.A.)
  1.20%, 04/01/32(d)(e)                           --   VMIG-1     25,900       25,900,000
=========================================================================================
                                                                               79,901,268
=========================================================================================

LOUISIANA-0.75%

Eagle Tax Exempt Trust (City of New Orleans);
  VRD Series 2000-1801 COP
  1.23%, 12/01/21 (Acquired 10/10/00; Cost
  $6,000,000)(d)(f)(g)                          A-1+       --      6,000        6,000,000
-----------------------------------------------------------------------------------------
Jefferson (Parish of) Industrial Development
  Board (George J Ackel Sr. Project);
  Refunding VRD Series 1986 IDR (LOC-Regions
  Bank)
  1.25%, 12/01/04(d)(e)                           --   VMIG-1      3,440        3,440,000
-----------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Glen Retirement System Project);
  VRD Series 2001 RB (LOC-Amsouth Bank)
  1.40%, 09/01/16 (Acquired 08/15/01; Cost
  $3,700,000)(d)(e)(g)                            --   VMIG-1      3,700        3,700,000
-----------------------------------------------------------------------------------------
Shreveport (City of) Water & Sewer; Refunding
  Series 2002 A RB
  4.00%, 12/01/03(h)                             AAA      Aaa      5,275        5,360,902
=========================================================================================
                                                                               18,500,902
=========================================================================================

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


MAINE-0.33%

Cumberland (County of); Unlimited Tax Series
  2003 TRAN
  2.00%, 11/14/03(l)                              --       --    $ 8,000   $    8,044,124
=========================================================================================

MARYLAND-0.70%

Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD
  Series 1997 C RB (LOC-Branch Banking &
  Trust)
  1.20%, 01/01/27(d)(e)                          A-1       --      3,500        3,500,000
-----------------------------------------------------------------------------------------
Hyattsville (City of) Industrial Development
  (Safeway Inc. Projects); Refunding VRD
  Series 1991 IDR (LOC-Deutsche Bank Trust
  Co. of America)
  1.45%, 06/02/03(b)(e)                         A-1+       --      1,335        1,335,000
-----------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (Associated Projects); VRD Series
  2002 A RB (LOC-Bank of America N.A.)
  1.15%, 12/01/31(d)(e)                         A-1+       --      4,000        4,000,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (Washington Suburban Sanitary
  District); VRD Floating Rate Trust Ctfs.
  Unlimited Tax Series 2000-246 GO
  1.21%, 06/01/09 (Acquired 03/02/00; Cost
  $8,305,000)(d)(f)(g)                            --   VMIG-1      8,305        8,305,000
=========================================================================================
                                                                               17,140,000
=========================================================================================

MASSACHUSETTS-0.10%

Massachusetts (State of); Limited Tax Series
  2001 A BAN
  4.00%, 09/01/03                              SP-1+    MIG-1      1,500        1,518,105
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of) Health & Educational
  Facilities Authority (Faulkner Hospital);
  Refunding Series 1993 C RB
  6.00%, 07/01/03(b)(c)                          NRR      NRR    $ 1,000   $    1,031,923
=========================================================================================
                                                                                2,550,028
=========================================================================================

MICHIGAN-2.61%

Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); VRD Ltd.
  Tax Obligation Series 1998 IDR
  (LOC-Comerica Bank)
  1.20%, 10/01/23(d)(e)(l)                        --       --      9,200        9,200,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Detroit
  School District); VRD Unlimited Tax Series
  2002-6014 Class A COP
  1.23%, 05/01/32 (Acquired 11/06/02; Cost
  $7,105,000)(d)(f)(g)                           A-1       --      7,105        7,105,000
-----------------------------------------------------------------------------------------
First Union Merlots (City of Detroit Sewage
  Disposal System); VRD Series 2001 A112 RB
  1.26%, 07/01/32 (Acquired 10/31/01; Cost
  $4,960,000)(d)(f)(g)                            --   VMIG-1      4,960        4,960,000
-----------------------------------------------------------------------------------------
First Union Merlots (City of Detroit Water
  Supply System); VRD Sr. Lien Series 1999 D
  RB
  1.26%, 07/01/29 (Acquired 01/21/00; Cost
  $10,000,000)(d)(f)(g)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Crittenton Hospital Project);
  Refunding VRD Hospital Series 2002 B RB
  (LOC-Comerica Bank)
  1.20%, 03/01/27(d)(e)                           --   VMIG-1      7,000        7,000,000
-----------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority (Parks of Taylor Apartments
  Project); VRD Multi-Family Series 2002 A RB
  (CEP-Federal National Mortgage Association)
  1.15%, 08/15/32(d)                            A-1+       --      4,135        4,135,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Michigan (State of) Strategic Fund (260 Brown
  St. Associates Project); VRD Convertible
  Ltd. Tax Obligation Series 1985 RB
  (LOC-Comerica Bank)
  1.25%, 10/01/15(e)(j)                           --   VMIG-1    $ 3,380   $    3,380,000
-----------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Detroit
  Symphony); VRD Ltd. Obligation Series 2001
  A RB (LOC-Standard Federal Bank)
  1.15%, 06/01/31(e)(k)                          A-1       --      3,100        3,100,000
-----------------------------------------------------------------------------------------
Oakland (County of) Economic Development
  Corp. (Rochester College Project); VRD Ltd.
  Obligations Series 2001 RB (LOC-Bank One
  Michigan)
  1.25%, 08/01/21(d)(e)                           --   VMIG-1      4,161        4,161,000
-----------------------------------------------------------------------------------------
River Rouge (City of) School District;
  Unlimited Tax Series 1993 GO
  5.63%, 05/01/03(b)(c)                          AAA      Aaa      5,000        5,092,163
-----------------------------------------------------------------------------------------
Southfield (City of) Economic Development
  (Lawrence Tech University Project); VRD
  Series 2001 RB (LOC-Bank One Michigan)
  1.20%, 10/01/31(d)(e)                          A-1       --      6,000        6,000,000
=========================================================================================
                                                                               64,133,163
=========================================================================================

MINNESOTA-5.51%

Golden Valley (City of) Industrial
  Development (Unicare Homes Inc. Project);
  VRD Series 1984 IDR (LOC-Bank of America
  N.A.)
  1.24%, 09/01/14(d)(e)                         A-1+       --      3,900        3,900,000
-----------------------------------------------------------------------------------------
Mankato (City of) (Highland Hills of Mankato
  Project); Refunding VRD Multi-Family
  Housing Series 1997 RB (LOC-U.S. Trust Bank
  N.A.)
  1.20%, 05/01/27(e)(k)                          A-1       --      1,300        1,300,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

Merrill Lynch P-Floats (State of Minnesota);
  Unlimited Tax Series 2003 PT-752 GO
  1.05%, 09/04/03 (Acquired 03/06/03; Cost
  $11,665,000)(b)(f)(g)                          A-1       --    $11,665   $   11,665,000
-----------------------------------------------------------------------------------------
Minneapolis (City of) (Minnehaha Academy
  Project); VRD Series 2001 RB (LOC-Firstar
  Bank N.A.)
  1.25%, 05/01/26(e)(k)(l)                        --       --      2,500        2,500,000
-----------------------------------------------------------------------------------------
Minnesota (State of); Unlimited Tax Series
  1995 GO
  5.00%, 08/01/03                                AAA      Aaa      1,300        1,316,185
-----------------------------------------------------------------------------------------
Minnesota (State of); Unlimited Tax Series
  1999 GO
  4.75%, 08/01/03                                AAA      Aaa      2,000        2,023,239
-----------------------------------------------------------------------------------------
Minnesota (State of) School Districts Tax and
  Aid Anticipation Borrowing Ctfs. Program;
  Aid Anticipation Notes Series 2002 A COP
  2.25%, 08/20/03                                 --    MIG-1     20,000       20,056,819
-----------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Commercial Paper Notes
  1.00%, Series 2000B 04/09/03                  A-1+       --     20,500       20,500,000
-----------------------------------------------------------------------------------------
  1.00%, Series 2000C 05/14/03                  A-1+       --      9,500        9,500,000
-----------------------------------------------------------------------------------------
  1.00%, Series 2001C 05/15/03                  A-1+       --      8,000        8,000,000
-----------------------------------------------------------------------------------------
  1.00%, Series 2000C 05/19/03                  A-1+       --     10,900       10,900,000
-----------------------------------------------------------------------------------------
  1.00%, Series 2001A 05/20/03                  A-1+       --     15,000       15,000,000
-----------------------------------------------------------------------------------------
  1.05%, Series 2001B 06/11/03                  A-1+   VMIG-1     10,600       10,600,000
-----------------------------------------------------------------------------------------
Roseville (City of) Health Care Facilities
  (Presbyterian Homes Project); Refunding VRD
  Series 2002 RB (LOC-U.S. Bank N.A.)
  1.20%, 10/01/29(e)(k)                           --   VMIG-1      1,140        1,140,000
-----------------------------------------------------------------------------------------
Roseville (City of) Private School Facilities
  (Northwestern College Project); VRD Series
  2002 RB (LOC-M&I Bank)
  1.20%, 11/01/22(e)(k)                           --   VMIG-1      3,725        3,725,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

MINNESOTA-(CONTINUED)

St. Paul (City of) Housing and Redevelopment
  Authority (Science Museum of Minnesota);
  VRD Series 1997 A RB (LOC-First Interstate
  Bank)
  1.20%, 05/01/27(d)(e)                           --   VMIG-1    $13,160   $   13,160,000
=========================================================================================
                                                                              135,286,243
=========================================================================================

MISSISSIPPI-1.09%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water
  & Sewer); VRD Multistate Non-AMT Series
  2002-22 Ctfs.
  1.65%, 09/10/03 (Acquired 10/03/02; Cost
  $9,995,000)(b)(f)(g)                            --   VMIG-1      9,995        9,995,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (State of
  Mississippi); VRD Unlimited Tax Series
  2002-6018 A COP
  1.23%, 11/01/22 (Acquired 11/20/02; Cost
  $3,200,000)(d)(f)(g)                          A-1+       --      3,200        3,200,000
-----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A
  RB (LOC-Bank One Louisiana)
  1.20%, 11/01/18(d)(e)                          A-1       --      4,600        4,600,000
-----------------------------------------------------------------------------------------
University of Mississippi Educational
  Building Corp. (Campus Improvements
  Project); VRD Series 2000 RB
  1.22%, 10/01/20(d)(h)                           --   VMIG-1      8,900        8,900,000
=========================================================================================
                                                                               26,695,000
=========================================================================================

MISSOURI-1.83%

Independence (City of) Industrial Development
  Authority (Groves and Graceland Project);
  VRD Development Series 1997 A IDR
  (LOC-Dexia Credit Local)
  1.15%, 11/01/27(e)(k)                         A-1+       --      3,100        3,100,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

Kansas (City of) Industrial Development
  Authority (Baptist Health System); VRD
  Hospital Series 1988 A IDR (LOC-Bank of
  America N.A.)
  1.25%, 08/01/18(d)(e)                           --   VMIG-1    $ 2,705   $    2,705,000
-----------------------------------------------------------------------------------------
Kansas (City of) Industrial Development
  Authority (Cloverset Apartments Project);
  Refunding VRD Multi-Family Housing Series
  2002 IDR (CEP-Federal National Mortgage
  Association)
  1.15%, 09/15/32(d)                              --   VMIG-1      4,440        4,440,000
-----------------------------------------------------------------------------------------
Kansas (City of) Industrial Development
  Authority (Research Health Services
  System); Refunding VRD Series 1985 IDR
  1.20, 04/15/15(h)(k)                          A-1+   VMIG-1      1,200        1,200,000
-----------------------------------------------------------------------------------------
Missouri (State of) Environmental Improvement
  & Energy Resource Authority; (Monsanto Co.
  Project); Refunding VRD Pollution Control
  Series 1993 IDR
  1.15%, 06/01/23(d)                              --      P-1      2,500        2,500,000
-----------------------------------------------------------------------------------------
Missouri (State of) Health and Educational
  Facilities Authority (Assemblies of God
  College Project); VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.15%, 05/01/26(d)(e)                           --   VMIG-1      6,800        6,800,000
-----------------------------------------------------------------------------------------
Missouri (State of) Health and Educational
  Facilities Authority (Drury College);
  Refunding Educational Facilities Series
  1999 RB (LOC-Mercantile Bank N.A.)
  1.20%, 08/15/24(e)(k)                           --   VMIG-1      9,755        9,755,000
-----------------------------------------------------------------------------------------
Missouri (State of) Health and Educational
  Facilities Authority (Missouri Valley
  College); Refunding VRD Educational
  Facilities Series 2001 RB (LOC-U.S. Bank
  N.A.)
  1.20%, 10/01/31(e)(k)                          A-1       --      2,880        2,880,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

MISSOURI-(CONTINUED)

Missouri (State of) Health and Educational
  Facilities Authority (Rockhurst
  University); VRD Educational Facilities
  Series 2002 RB (LOC-Bank of America N.A.)
  1.15%, 11/01/32(e)(k)                         A-1+       --    $ 3,000   $    3,000,000
-----------------------------------------------------------------------------------------
St. Louis (City of) Airport; Series 2000 RB
  6.13%, 07/01/03(b)(c)                          NRR      NRR      3,500        3,578,977
-----------------------------------------------------------------------------------------
St. Louis (City of) Regional Convention &
  Sports Complex Authority; Series 1991 C RB
  7.90%, 08/15/03(b)(c)                          AAA      Aaa      2,005        2,051,695
-----------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Friendship Village of South
  County); VRD Series 2002 B IDR (LOC-LaSalle
  Bank N.A.)
  1.20%, 09/01/22(d)(e)                          A-1       --      2,915        2,915,000
=========================================================================================
                                                                               44,925,672
=========================================================================================

MONTANA-0.38%

Great Falls (City of) Industrial Development
  Authority (Safeway Inc. Project); Refunding
  VRD Series 1991 IDR (LOC-Deutsche Bank
  A.G.)
  1.45%, 06/02/03(b)(e)                         A-1+       --      1,230        1,230,000
-----------------------------------------------------------------------------------------
Havre (City of) Industrial Development
  (Safeway Inc. Project); Refunding Series
  1991 IDR (LOC-Deutsche Bank A.G.)
  1.45%, 06/02/03(b)(e)                         A-1+       --      1,130        1,130,000
-----------------------------------------------------------------------------------------
Montana (State of) Facilities Financing
  Authority (Mission Ridge Project); VRD
  Series 2002 RB (LOC-LaSalle Bank N.A.)
  1.20%, 08/01/27(d)(e)(i)                        --       --      7,000        7,000,000
=========================================================================================
                                                                                9,360,000
=========================================================================================


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

NEBRASKA-2.33%

American Public Energy Agency (Nebraska
  Public Gas Agency Project); Series 1998 C
  RB
  3.80%, 09/01/03(h)                             AAA      Aaa    $ 3,350   $    3,383,352
-----------------------------------------------------------------------------------------
Nebhelp Inc; VRD Multimode Series 1985 A RB
  1.20%, 12/01/15(d)(h)                         A-1+   VMIG-1      5,995        5,995,000
-----------------------------------------------------------------------------------------
Nebhelp Inc; VRD Multimode Series 1985 B RB
  1.20%, 12/01/15(d)(h)                         A-1+   VMIG-1      3,590        3,590,000
-----------------------------------------------------------------------------------------
Nebhelp Inc; VRD Multimode Series 1985 D RB
  1.20%, 12/01/15(d)(h)                         A-1+   VMIG-1      4,865        4,865,000
-----------------------------------------------------------------------------------------
Nebhelp Inc; VRD Multimode Series 1985 E RB
  1.20%, 12/01/15(d)(h)                         A-1+   VMIG-1     27,335       27,335,000
-----------------------------------------------------------------------------------------
Nebraska (State of) Educational Finance
  Authority (Creighton University Project);
  VRD Series 2003 RB
  1.15%, 03/01/33(h)(k)                           --   VMIG-1      5,000        5,000,000
-----------------------------------------------------------------------------------------
Nebraska (State of) Public Power District;
  Refunding General Series 1998 A RB
  5.25%, 01/01/04(h)                             AAA      Aaa      7,000        7,204,177
=========================================================================================
                                                                               57,372,529
=========================================================================================

NEVADA-0.30%

ABN AMRO Munitops Ctfs. Trust (County of
  Washoe); Refunding VRD Ltd. Tax Series
  2001-24 Single Asset Trust Ctfs.
  1.23%, 07/01/09 (Acquired
  06/21/01-11/19/02; Cost
  $5,500,000)(d)(f)(g)                            --   VMIG-1      5,500        5,500,000
-----------------------------------------------------------------------------------------
Las Vegas (City of); Ltd. Tax Sewer & Flood
  Control Series 2001 GO
  5.00%, 04/01/03(h)                             AAA      Aaa      2,000        2,000,000
=========================================================================================
                                                                                7,500,000
=========================================================================================

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


NEW HAMPSHIRE-0.22%

Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (New Hampshire Higher
  Education & Health Facilities Authority);
  Refunding VRD Series 2003-772 RB
  1.21%, 01/01/17 (Acquired 01/22/03; Cost
  $5,475,000)(d)(f)(g)                           A-1       --    $ 5,475   $    5,475,000
=========================================================================================

NEW MEXICO-1.57%

New Mexico (State of); Series 2002 TRAN
  2.25%, 06/30/03                              SP-1+    MIG-1      9,000        9,023,217
-----------------------------------------------------------------------------------------
New Mexico (State of); Series 2002 TRAN
  3.00%, 06/30/03                              SP-1+    MIG-1     16,000       16,058,249
-----------------------------------------------------------------------------------------
New Mexico (State of); Series 2002 A TRAN
  2.50%, 06/30/03                              SP-1+    MIG-1      5,000        5,015,973
-----------------------------------------------------------------------------------------
New Mexico (State of) Commission on Tax; Sr.
  Sub Lien Series 2000 A RB
  5.50% 06/15/03                                 AA+      Aa2      1,000        1,009,215
-----------------------------------------------------------------------------------------
New Mexico (State of) Commission on Tax; Sr.
  Sub Lien Series 2001 A RB
  4.75% 06/15/03                                 AA+      Aa2      6,000        6,045,186
-----------------------------------------------------------------------------------------
New Mexico (State of) Hospital Equipment Loan
  Council (Dialysis Clinic Inc. Project); VRD
  Series 2000 RB (LOC-SunTrust Bank N.A.)
  1.30%, 07/01/25(d)(e)                           --   VMIG-1      1,390        1,390,000
=========================================================================================
                                                                               38,541,840
=========================================================================================

NORTH CAROLINA-3.71%

Coastal Regional Solid Waste Management
  Authority; Refunding Solid Waste Disposal
  System Series 1999 RB
  4.00%, 06/01/03(h)                             AAA      Aaa      1,000        1,004,840
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Financing Agency (Elon College); Refunding
  VRD Series 2001 A RB (LOC-Bank of America
  N.A.)
  1.15%, 01/01/14(d)(e)(i)                        --       --    $ 9,520   $    9,520,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (NCA&T University
  Foundation); VRD Housing Facilities Series
  2001 RB (LOC-First Union National Bank)
  1.25%, 07/01/32(d)(e)                           --   VMIG-1     18,990       18,990,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (Wolfpack Club Project);
  Refunding VRD Series 2002 RB (LOC-Bank of
  America N.A.)
  1.20%, 04/01/12(d)(e)(i)                        --       --     23,500       23,500,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Educational
  Facilities Financing Agency (Gaston Day
  School); VRD Educational Facilities Series
  2000 RB (LOC-Bank of America N.A.)
  1.15%, 07/01/20(d)(e)(i)                        --       --      3,090        3,090,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Community Health Care Facilities (Cleveland
  Regional Medical Center Project); VRD
  Series 2001 RB (LOC-Bank of America N.A.)
  1.20%, 01/01/18(d)(e)(i)                        --       --     28,865       28,865,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Community Hospital (Duke University
  Hospital Project);
  VRD Series 1985 B RB
  1.27%, 06/01/15(d)                             A-1   VMIG-1      2,000        2,000,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 C RB
  1.27%, 06/01/15(d)                             A-1   VMIG-1      3,120        3,120,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 D RB
  1.27%, 06/01/15(d)                             A-1   VMIG-1      1,000        1,000,000
=========================================================================================
                                                                               91,089,840
=========================================================================================

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


OHIO-5.25%

Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project);
  Refunding & Improvement VRD Series 2001 RB
  (LOC-National City Bank)
  1.17%, 12/01/21(d)(e)                           --   VMIG-1    $12,075   $   12,075,000
-----------------------------------------------------------------------------------------
Cincinnati (City of) School District; Ltd.
  School Improvement Tax Series 2002 GO
  2.00%, 06/01/03(h)                             AAA      Aaa      1,000        1,001,247
-----------------------------------------------------------------------------------------
Cleveland Heights (City of); Unlimited Tax
  Series 2003 BAN
  2.00%, 03/18/04(l)                              --       --      2,705        2,728,139
-----------------------------------------------------------------------------------------
Columbus (City of); Unlimited Tax Series
  1996-1 GO
  1.10%, 12/01/17(d)                            A-1+   VMIG-1      2,000        2,000,000
-----------------------------------------------------------------------------------------
Cuyahoga (County of) Continuing Care
  Facilities; Refunding VRD Series 1999 RB
  (LOC-LaSalle National Bank)
  1.15%, 02/01/29(d)(e)                         A-1+       --     21,385       21,385,000
-----------------------------------------------------------------------------------------
Delaware (County of) Industrial Development
  (Radiation Sterilizers); VRD Series 1984
  IDR (LOC-American National Bank)
  1.20%, 12/01/04(e)(j)                          A-1       --      1,300        1,300,000
-----------------------------------------------------------------------------------------
Franklin (County of) (Children's Hospital);
  Refunding VRD Hospital Series 2002
  1.14%, 11/01/25(d)(h)                           --   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------
Franklin (County of) (Doctors OhioHealth
  Corp.); VRD Hospital Series 1998 B RB
  (LOC-National City Bank)
  1.20%, 12/01/28(d)(e)                           --   VMIG-1      6,300        6,300,000
-----------------------------------------------------------------------------------------
Kent State University; General Receipts
  Series 1998 B RB
  3.75%, 05/01/03(h)                             AAA      Aaa      1,010        1,011,707
-----------------------------------------------------------------------------------------
Kettering (City of) School District;
  Refunding Unlimited School Improvement Tax
  Series 2003 GO
  2.50%, 12/01/03                                AA-      Aa3      4,925        4,973,068
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Kettering (City of) School District;
  Unlimited Tax Series 2002 BAN
  2.00%, 06/25/03                              SP-1+    MIG-1    $15,000   $   15,029,827
-----------------------------------------------------------------------------------------
Lorain (County of) (Elyria United Methodist
  Village); Refunding VRD Hospital Series
  1996 B RB (LOC-Bank One N.A.)
  1.17%, 06/01/12(d)(e)                          A-1   VMIG-1      5,505        5,505,000
-----------------------------------------------------------------------------------------
Lorain (County of) (EMH Regional Medical
  Center Project); VRD Hospital Facilities
  Series 2001 RB (LOC-National City Bank)
  1.20%, 05/01/26(d)(e)(l)                        --       --     15,800       15,800,000
-----------------------------------------------------------------------------------------
Lorain (County of) Independent Living
  Facilities (Elyria United Methodist
  Project); VRD Series 1999 RB (LOC-Bank One
  N.A.)
  1.17%, 06/01/25(d)(e)                          A-1       --      9,640        9,640,000
-----------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group); VRD Series
  2002 B RB (LOC-Fifth Third Bank)
  1.17%, 12/01/27(d)(e)                           --   VMIG-1      7,500        7,500,000
-----------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  VRD Hospital Improvement Series 1990 RB
  (LOC-Bank One N.A.)
  1.22%, 08/01/20(d)(e)                          A-1       --      4,340        4,340,000
-----------------------------------------------------------------------------------------
Ohio (State of) Building Authority (Adult
  Correctional Building Fund); State
  Facilities Series 1993 A RB
  6.13%, 10/01/03(b)(c)                          AAA      Aa2      1,750        1,829,092
-----------------------------------------------------------------------------------------
Ohio (State of) Economic Development (Sysco
  Food Services-Cleveland); Refunding Series
  1991 RB
  6.60%, 12/01/03                                AA-       --      1,675        1,727,318
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Ohio (State of) Water Development Authority
  (Timken Co. Project); Refunding VRD Series
  1993 RB (LOC-Wachovia Bank of Georgia)
  1.20%, 05/01/07(d)(e)                          A-1       --    $ 2,200   $    2,200,000
-----------------------------------------------------------------------------------------
Plain (City of) School District; Unlimited
  Tax Series 2003 GO
  2.00%, 12/01/03(h)                             AAA      Aaa      1,540        1,549,345
-----------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial
  Hospital); VRD Series 2002 RB (LOC-Bank One
  N.A.)
  1.17%, 05/01/17(d)(e)                           --   VMIG-1      6,635        6,635,000
-----------------------------------------------------------------------------------------
Solon (City of) (Fire Station); Ltd. Tax
  Series 2002 BAN
  2.00%, 12/11/03(l)                              --       --      2,275        2,285,462
-----------------------------------------------------------------------------------------
Upper Arlington (City of); Series 2002 A BAN
  2.00%, 11/20/03                                 --    MIG-1      1,265        1,269,134
=========================================================================================
                                                                              129,084,339
=========================================================================================

OKLAHOMA-1.34%

Oklahoma (State of) Development Financing
  Authority (Capitol Dome Project); VRD
  Series 2001 RB (LOC-Bank of America N.A.)
  1.25%, 06/01/11(d)(e)                         A-1+       --      5,275        5,275,000
-----------------------------------------------------------------------------------------
Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Project); Refunding
  VRD Multi-Family Series 2000 RB
  (CEP-Federal National Mortgage Association)
  1.17%, 07/15/30(d)                            A-1+       --     27,695       27,695,000
=========================================================================================
                                                                               32,970,000
=========================================================================================

OREGON-1.14%

Lane (County of) School District #4 (J.
  Eugene); Unlimited Tax Series 2002 GO
  2.00%, 07/01/03(h)                              --      Aaa      1,190        1,191,620
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
OREGON-(CONTINUED)

Metro (Region of) (Open Spaces Program);
  Unlimited Tax Series 1995 C GO
  5.25%, 09/01/03(b)(c)                          AA+      Aa1    $ 2,000   $    2,073,875
-----------------------------------------------------------------------------------------
Multnomah (County of); Ltd. Series 2002 TRAN
  2.50%, 06/30/03                                 --    MIG-1     20,000       20,041,192
-----------------------------------------------------------------------------------------
Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Quatama Crossing LLC Housing Project); VRD
  Series 1998 RB (LOC-U.S. Bank N.A.)
  1.20%, 01/01/31(d)(e)                           --   VMIG-1      2,000        2,000,000
-----------------------------------------------------------------------------------------
Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Sacred Heart Medical Center); VRD Series
  1998 A RB (LOC-U.S. Bank N.A.)
  1.15%, 11/01/28(d)(e)                          A-1       --      1,700        1,700,000
-----------------------------------------------------------------------------------------
Portland (Community of) College District;
  Series 2003 TRAN
  2.00%, 11/28/03                                 --    MIG-1      1,000        1,006,186
=========================================================================================
                                                                               28,012,873
=========================================================================================

PENNSYLVANIA-2.59%

ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building
  Authority); VRD Non-AMT Series 2001-30
  Ctfs.
  1.20%, 09/01/09 (Acquired 10/31/02; Cost
  $5,000,000)(d)(f)(g)                            --   VMIG-1      5,000        5,000,000
-----------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Carnegie Museums of Pittsburgh);
  VRD Series 2002 IDR (LOC-Citizens Bank of
  Pennsylvania)
  1.20%, 08/01/32(d)(e)                           --   VMIG-1      3,000        3,000,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Berks (County of) Industrial Development
  Authority (Lutheran Services Northeast);
  Refunding VRD Health Care Series 1998 A IDR
  1.17%, 01/01/28(d)(h)                           --   VMIG-1    $12,680   $   12,680,000
-----------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial
  and Commercial Development Authority
  (Asbury Villas Project); Refunding VRD
  Series 2000 B IDR (LOC-LaSalle Bank N.A.)
  1.20%, 12/01/30(d)(e)                          A-1       --      2,000        2,000,000
-----------------------------------------------------------------------------------------
Delaware (County of) Industrial Development
  Authority (Scott Paper Co.); VRD Solid
  Waste Series 1984 B IDR (CEP-Kimberly-Clark
  Corp.)
  1.15%, 12/01/18(d)                             A-1       --      1,000        1,000,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Delaware Valley
  Regional); VRD Series 2001-3801 COP
  1.23%, 08/01/28 (Acquired
  06/04/01-09/06/02; Cost
  $8,900,000)(d)(f)(g)                          A-1+       --      8,900        8,900,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Commonwealth of
  Pennsylvania); VRD Series 1994-3802 COP
  1.23%, 05/01/07 (Acquired 01/29/03; Cost
  $1,295,000)(d)(f)(g)                          A-1+       --      1,295        1,295,000
-----------------------------------------------------------------------------------------
Easton (City of) Area Joint Sewer Authority;
  Refunding Series 1993 RB
  6.20%, 04/01/03(b)(c)                          NRR      NRR      1,000        1,000,000
-----------------------------------------------------------------------------------------
First Union Merlots (City of Scranton &
  County of Lackawanna Health & Welfare
  Authority); VRD Series 2002 A-18 RB
  1.26%, 03/01/15 (Acquired 03/22/02; Cost
  $3,305,000)(d)(f)(g)                            --   VMIG-1      3,305        3,305,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital
  Obligation); VRD Health Care Series 2000
  IDR
  1.25%, 12/01/24(d)(h)                          A-1       --    $ 5,345   $    5,345,000
-----------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Coop); VRD
  Pollution Control Series 1984 IDR
  (LOC-Rabobank Nederland)
  1.05%, 10/01/14(e)(j)                         A-1+       --      7,080        7,080,000
-----------------------------------------------------------------------------------------
Pennsylvania Intergovernmental Coop Authority
  (City of Philadelphia Funding Program);
  Refunding Special Tax Series 1993 RB
  5.35%, 06/15/03(b)(c)                          AAA      Aaa      9,390        9,463,277
-----------------------------------------------------------------------------------------
Washington (County of) Authority (Higher
  Education Pooled Equipment Lease Program);
  VRD Series 1985 RB (LOC-First Union
  National Bank)
  1.25%, 11/01/05(d)(e)                           --   VMIG-1      3,500        3,500,000
=========================================================================================
                                                                               63,568,277
=========================================================================================

RHODE ISLAND-0.27%

Rhode Island (State of) Health & Education
  Building Corp. (Jewish Services Agency of
  Rhode Island); VRD Health Facilities Series
  2002 RB (LOC-Bank of New York)
  1.15%, 12/01/32(d)(e)                         A-1+       --      6,750        6,750,000
=========================================================================================

SOUTH CAROLINA-2.27%

Eagle Tax Exempt Trust (State of South
  Carolina Public Service Authority); VRD
  Series 2000-4001 Class A COP
  1.23%, 01/01/22 (Acquired
  09/08/00-01/11/01; Cost
  $10,100,000)(d)(f)(g)                         A-1+       --     10,100       10,100,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

SOUTH CAROLINA-(CONTINUED)

First Union Merlots (State of South Carolina
  Public Service Authority); VRD Series 2000
  L RB
  1.26%, 01/01/22 (Acquired
  02/25/00-10/24/02; Cost
  $11,590,000)(d)(f)(g)                           --   VMIG-1    $11,590   $   11,590,000
-----------------------------------------------------------------------------------------
Lexington (County of) School District #001;
  Unlimited Tax Series 2002 TAN
  1.75%, 04/15/03                                 --    MIG-1      9,000        9,001,676
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of South Carolina
  Transportation Infrastructure); VRD
  Floating Rate Trust Ctfs. Series 2002-728
  RB
  1.21%, 10/01/22 (Acquired 11/13/02; Cost
  $7,185,000)(d)(f)(g)                           A-1       --      7,185        7,185,000
-----------------------------------------------------------------------------------------
Richland (County of) School District #002;
  Unlimited Tax Series 2002 GO
  2.00%, 05/01/03                                AA+      Aa1      7,000        7,003,925
-----------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Private Nonprofit
  Institutions (Allen University Project);
  Refunding VRD Series 1998 RB (LOC-Bank of
  America N.A.)
  1.20%, 09/01/18 (Acquired
  03/27/01-07/30/02; Cost
  $2,940,000)(d)(e)(g)                          A-1+       --      2,940        2,940,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Private Nonprofit
  Institutions (Morris College Project); VRD
  Series 1997 RB (LOC-Bank of America N.A.)
  1.20%, 07/01/17 (Acquired
  07/30/02-01/29/03; Cost
  $2,400,000)(d)(e)(g)                          A-1+       --      2,400        2,400,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs Economic
  Development Authority (Carolina Children's
  Home Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.15%, 03/01/23(d)(e)                           --   VMIG-1    $ 2,500   $    2,500,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Jobs Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  1.20%, 09/01/18 (Acquired
  07/23/02-01/29/03; Cost
  $2,990,000)(d)(e)(g)                          A-1+       --      2,990        2,990,000
=========================================================================================
                                                                               55,710,601
=========================================================================================

TENNESSEE-5.18%

Blount (County of) Public Building Authority
  (Local Government Public Improvements); VRD
  Series 2001 A-1-B RB
  1.20%, 06/01/22(h)(k)                           --   VMIG-1      1,975        1,975,000
-----------------------------------------------------------------------------------------
Clarksville (City of) Public Building
  Authority (Tennessee Municipal Bond Fund);
  VRD Pooled Funding RB (LOC-Bank of America
  N.A.)
  1.15%, Series 1997 11/01/27 (Acquired
    12/26/02-03/27/03; Cost
    $4,034,000)(d)(e)(g)                          --   VMIG-1      4,034        4,034,000
-----------------------------------------------------------------------------------------
  1.15%, Series 1999 06/01/29 (Acquired
    01/03/03-03/27/03; Cost
    $19,800,000)(d)(e)(g)                         --   VMIG-1     19,800       19,800,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chattanooga);
  VRD Series 2000-4202 COP
  1.23%, 10/01/27 (Acquired
  10/10/00-05/30/01; Cost
  $14,040,000)(d)(f)(g)                         A-1+       --     14,040       14,040,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Hamilton (County of) Industrial Development
  Board (Trade Center Hotel Associates #2);
  Refunding VRD Series 1998 B IDR (LOC-Mellon
  Bank N.A.)
  1.25%, 09/01/16(d)(e)                           --   VMIG-1    $ 1,997   $    1,997,250
-----------------------------------------------------------------------------------------
Hamilton (County of) Industrial Development
  Board (Trade Center Hotel Associates #4);
  Refunding VRD Series 1998 D IDR (LOC-Mellon
  Bank N.A.)
  1.25%, 09/01/16(d)(e)                           --   VMIG-1      3,328        3,327,750
-----------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; VRD
  Wastewater Systems Series 2002 RB
  1.15%, 12/01/22(d)(h)                           --   VMIG-1     12,300       12,300,000
-----------------------------------------------------------------------------------------
Jackson (City of) Health & Educational
  Facilities Board (Trinity Christian
  Academy); Refunding VRD Educational
  Facilities Series 2002 RB (LOC-Amsouth
  Bank)
  1.40%, 03/01/22(d)(e)                           --   VMIG-1      5,400        5,400,000
-----------------------------------------------------------------------------------------
Knoxville (City of) Utilities Board (Gas
  System); VRD Series 2000 RB
  1.15%, 01/15/05(h)(k)                         A-1+   VMIG-1      7,485        7,485,000
-----------------------------------------------------------------------------------------
Knoxville (City of) Utilities Board (Water
  System); VRD Series 2000 RB
  1.15%, 01/15/05(h)(k)                         A-1+   VMIG-1      9,575        9,575,000
-----------------------------------------------------------------------------------------
Metropolitan Government of Nashville and
  Davidson Counties Health and Educational
  Facilities Board (Meharry Medical College
  Project); Refunding VRD Series 1998 RB
  (LOC-NationsBank N.A.)
  1.15%, 08/01/18 (Acquired 12/02/02; Cost
  $8,755,000)(d)(e)(g)(i)                         --       --      8,755        8,755,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Montgomery (County of) Public Building
  Authority (Tennessee County Loan Pool); VRD
  Pooled Funding Government Obligation Series
  1995 RB (LOC-Bank of America N.A.)
  1.15%, 03/01/25 (Acquired 04/30/02; Cost
  $7,240,000)(d)(e)(g)                          A-1+       --    $ 7,240   $    7,240,000
-----------------------------------------------------------------------------------------
Montgomery (County of) Public Building
  Authority (Tennessee County Loan Pool); VRD
  Pooled Funding Series 2002 RB (LOC-Bank of
  America N.A.)
  1.20%, 04/01/32(e)(k)                           --   VMIG-1      4,100        4,100,000
-----------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement); RB
  1.15%, VRD Series 1995 B-2 06/01/06(d)(h)       --   VMIG-1      2,115        2,115,000
-----------------------------------------------------------------------------------------
  1.15%, VRD Series 1995 A 06/01/15(d)(h)         --   VMIG-1      5,890        5,890,000
-----------------------------------------------------------------------------------------
  1.15%, VRD Series 1997 II E-5
    06/01/17(d)(h)                                --   VMIG-1      1,020        1,020,000
-----------------------------------------------------------------------------------------
  1.15%, VRD Series 1997 II F-1
    06/01/17(d)(h)                                --   VMIG-1      1,475        1,475,000
-----------------------------------------------------------------------------------------
  1.15%, VRD Series 1999 II A-1
    06/01/24(d)(h)                                --   VMIG-1      5,300        5,300,000
-----------------------------------------------------------------------------------------
Shelby (County of) Health, Education &
  Housing Facilities Board (Briarcrest
  Christian School); VRD Educational
  Facilities Series 2002 RB (LOC-SunTrust
  Bank)
  1.15%, 04/01/22(d)(e)                           --   VMIG-1     11,500       11,500,000
=========================================================================================
                                                                              127,329,000
=========================================================================================

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


TEXAS-11.49%

ABN AMRO Munitops Ctfs. Trust (City of
  Leander Independent School District);
  Refunding Unlimited Multistate Non-AMT
  Series 2002-16 Ctfs.
  1.55%, 08/20/03 (Acquired 08/29/02; Cost
  $5,395,000)(b)(f)(g)                            --   VMIG-1    $ 5,395   $    5,395,000
-----------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (Panhandle Pooled Health Care); Refunding
  VRD Series 1985 RB (LOC-Banque Paribas)
  1.40%, 05/31/25(d)(e)                           --   VMIG-1      4,502        4,502,000
-----------------------------------------------------------------------------------------
Austin (City of) Utility Systems; Combined
  Series 1988 RB
  7.75%, 05/15/03(b)(c)                          AAA      Aaa      1,000        1,007,388
-----------------------------------------------------------------------------------------
Belton (City of) Independent School District;
  Unlimited Tax Series 1993 GO (CEP-Texas
  Permanent School Fund)
  5.20%, 08/15/03(b)(c)                          AAA      Aaa      2,175        2,206,801
-----------------------------------------------------------------------------------------
Brownsville (City of) Utility Systems;
  Refunding VRD Sub Lien Series 2003 A RB
  1.05%, 09/01/27(d)(h)                         A-1+   VMIG-1      6,585        6,585,000
-----------------------------------------------------------------------------------------
Carroll (City of) Independent School
  District; Refunding Unlimited Tax Series
  2003 GO (CEP-Texas Permanent School Fund)
  2.50%, 02/15/04                                AAA      Aaa      3,075        3,111,053
-----------------------------------------------------------------------------------------
Coastal Bend Health Facilities Development
  Corp. (Incarnate Word Health Services); VRD
  Series 1998 B RB
  1.22%, 08/15/28(d)(h)                        SP-1+   VMIG-1      1,400        1,400,000
-----------------------------------------------------------------------------------------
Dallas (City of); Ltd. Equipment Acquisition
  Contractual Obligation Series 2002
  2.00%, 08/15/03                                AAA      Aaa      2,240        2,244,993
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston
  Airport); VRD Series 2000-4307 COP
  1.23%, 07/01/28 (Acquired
  11/15/00-02/20/01; Cost
  $15,750,000)(d)(f)(g)                         A-1+       --     15,750       15,750,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (City of Houston Water
  & Sewer); VRD Series 974305 COP
  1.23%, 12/01/27 (Acquired 04/27/99; Cost
  $14,005,000)(d)(f)(g)                         A-1+       --    $14,005   $   14,005,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Water
  & Sewer System); VRD Series 2002-6019 Class
  A COP
  1.23%, 12/01/30 (Acquired 11/13/02; Cost
  $8,910,000)(d)(f)(g)                          A-1+       --      8,910        8,910,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County); VRD
  Series 2002-6012 Class A COP
  1.23%, 08/15/30 (Acquired 11/20/02; Cost
  $1,580,000)(d)(f)(g)                          A-1+       --      1,580        1,580,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
  Road); VRD Series 2001-4305 COP
  1.23%, 08/01/14 (Acquired 05/08/01; Cost
  $7,390,000)(d)(f)(g)                          A-1+       --      7,390        7,390,000
-----------------------------------------------------------------------------------------
First Union Merlots (Harris County);
  Refunding VRD Series 2003 B16 RB
  1.26%, 08/15/25 (Acquired 02/19/03; Cost
  $3,015,000)(d)(f)(g)                            --   VMIG-1      3,015        3,015,000
-----------------------------------------------------------------------------------------
First Union Merlots (University of Texas);
  Refunding VRD Series 2003 B14 RB
  1.24%, 08/15/22 (Acquired 01/29/03; Cost
  $4,600,000)(d)(f)(g)                            --   VMIG-1      4,600        4,600,000
-----------------------------------------------------------------------------------------
Garland (City of) Health Care Facilities
  Development Corp. (Chambrel Club Hill);
  Refunding VRD Multi-Family Housing Series
  2002 RB (CEP-Federal National Mortgage
  Association)
  1.15%, 11/15/32(d)                            A-1+       --      6,500        6,500,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding VRD
  Multi-Family Housing Series 1993 RB
  (CEP-General Electric Capital Corp.)
  1.20%, 06/01/10(d)                            A-1+       --    $ 2,700   $    2,700,000
-----------------------------------------------------------------------------------------
Gulf Coast Waste Disposal Authority (Houston
  Light & Power Co.); Refunding Series 1993
  RB
  4.90%, 12/01/03(h)                             AAA      Aaa      1,000        1,025,381
-----------------------------------------------------------------------------------------
Harris (County of); Refunding Unlimited Tax
  Series 1993 GO
  4.60%, 10/01/03                                AA+      Aa1      1,995        2,027,516
-----------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Series 1999 A RB
  4.50%, 10/01/03                                 AA      Aa2      1,000        1,016,696
-----------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (Amoco Corp. Project); Pollution
  Control Series 1985 IDR
  1.60%, 05/01/03(b)                            A-1+      P-1      5,000        5,000,000
-----------------------------------------------------------------------------------------
Houston (City of); Series A Commercial Paper
  Notes
  1.00%, 05/21/03                                A-1      P-1     18,000       18,000,000
-----------------------------------------------------------------------------------------
Houston (City of) Independent School
  District; Ltd. Asbestos Abatement Series
  2000 GO
  5.00%, 07/15/03                                 AA      Aa3      1,000        1,010,081
-----------------------------------------------------------------------------------------
Lehman Brothers Floating Rate Trust (Harris
  County); VRD Unlimited Tax Series 2000 N1-
  Reg D GO
  1.27%, 08/01/03 (Acquired 09/01/00; Cost
  $3,700,000)(d)(f)(g)                            --   VMIG-1      3,700        3,700,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited VRD Tax Series 2003 PT-1690 GO
  1.21%, 08/15/10 (Acquired 02/20/03; Cost
  $4,990,000)(d)(f)(g)                            --   VMIG-1      4,990        4,990,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Merrill Lynch P-Floats (Harris County
  Hospital District); VRD Series 2002 PT-665
  RB
  1.21%, 08/15/08 (Acquired 10/02/02; Cost
  $5,935,000)(d)(f)(g)                          A-1+       --    $ 5,935   $    5,935,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of Texas Affordable
  Housing Corp.); VRD Floating Rate Trust
  Ctfs. Series 2003-780 RB
  1.21%, 09/01/22 (Acquired 02/19/03; Cost
  $2,500,000)(d)(f)(g)                            --   VMIG-1      2,500        2,500,000
-----------------------------------------------------------------------------------------
Northside Independent School District;
  Unlimited Tax Series 2002 B GO (CEP-Texas
  Permanent School Fund)
  1.27%, 08/01/03                              SP-1+   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Port of Houston Authority-Harris (County of);
  Refunding Series 2002 RB
  5.00%, 05/01/03(h)                             AAA      Aaa      1,000        1,002,723
-----------------------------------------------------------------------------------------
Round Rock (City of) Independent School
  District; Unlimited Tax Series 1998 GO
  (CEP-Texas Permanent School Fund)
  6.50%, 08/01/03                                AAA      Aaa        960          975,775
-----------------------------------------------------------------------------------------
San Antonio (City of) Education Facilities
  Corp (Trinity University); Refunding Higher
  Education Series 2002 RB
  1.15%, 06/01/33(k)                            A-1+       --     15,000       15,000,000
-----------------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas System;
  Series A Commercial Paper Notes
  1.08%, 05/22/03                               A-1+      P-1     32,200       32,200,000
-----------------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas System;
  Series 1997 RB
  6.00%, 02/01/04                                AA+      Aa1      2,270        2,363,122
-----------------------------------------------------------------------------------------
Shenandoah (City of) Health Facilities
  (Southwood Ltd I Project); VRD Series 1984
  RB (LOC-Bank of America N.A.)
  1.27%, 12/01/14(d)(e)(l)                        --       --      3,200        3,200,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); VRD Series
  1997 RB (LOC-Bank of America N.A.)
  1.20%, 01/01/18(d)(e)                         A-1+       --    $12,800   $   12,800,000
-----------------------------------------------------------------------------------------
Tarrant (County of) Housing Finance Corp.
  (Gateway Apartments); VRD Multi-Family
  Housing Series 2003 RB (CEP-Federal
  National Mortgage Association)
  1.20%, 02/15/36(d)                              --   VMIG-1      7,550        7,550,000
-----------------------------------------------------------------------------------------
Texas (State of); Series 2002 TRAN
  2.75%, 08/29/03                              SP-1+    MIG-1     55,000       55,286,338
-----------------------------------------------------------------------------------------
Texas A&M University; Refunding Financing
  Systems Series 2001 A RB
  4.00%, 05/15/03                                AA+      Aa1      1,355        1,359,365
-----------------------------------------------------------------------------------------
Trinity River Industrial Development
  Authority (Radiation Sterilizers); VRD
  Series 1985 IDR (LOC-American National Bank
  & Trust)
  1.20%, Series 1985 A 11/01/05(e)(j)            A-1       --      1,900        1,900,000
-----------------------------------------------------------------------------------------
  1.20%, Series 1985 B 11/01/05(e)(j)            A-1       --      2,450        2,450,000
=========================================================================================
                                                                              282,194,232
=========================================================================================

UTAH-0.84%

Davis (County of) Housing Authority (Fox
  Creek Apartments); Refunding VRD
  Multi-Family Housing Series 1997 A RB
  (LOC-Bank One Arizona N.A.)
  1.22%, 08/15/27(d)(e)                          A-1       --      4,240        4,240,000
-----------------------------------------------------------------------------------------
First Union Merlots (Intermountain Power
  Agency); VRD Series 2002 A59 RB
  1.26%, 07/01/10 (Acquired 10/23/02; Cost
  $7,300,000)(d)(f)(g)                            --   VMIG-1      7,300        7,300,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
UTAH-(CONTINUED)

Merrill Lynch P-Floats (City of Murray
  Hospital Revenue); VRD Series 2002 PA-1066
  RB
  1.21%, 05/15/22 (Acquired
  10/02/02-10/18/02; Cost
  $5,995,000)(d)(f)(g)                           A-1       --    $ 5,995   $    5,995,000
-----------------------------------------------------------------------------------------
Salt Lake City (City of) Industrial
  Development (Parkview Plaza Associates);
  VRD Series 1984 IDR (LOC-Bank One Arizona
  N.A.)
  1.22%, 12/01/14(d)(e)                          A-1       --      2,175        2,175,000
-----------------------------------------------------------------------------------------
Sevier (County of) School District; Refunding
  Unlimited Tax Series 1983 GO
  9.20%, 05/01/03(c)                             AAA      Aaa      1,000        1,006,577
=========================================================================================
                                                                               20,716,577
=========================================================================================

VERMONT-0.11%

Vermont (State of) Student Assistance Corp.;
  VRD Student Loan Series 1985 RB (LOC-State
  Street Bank & Trust Co.)
  1.10%, 01/01/04(e)(j)                           --   VMIG-1      2,640        2,640,000
=========================================================================================

VIRGINIA-0.50%

Chesapeake (City of) Hospital Authority
  (Chesapeake General Hospital); VRD Hospital
  Facilities Series 2001 B RB (LOC-SunTrust
  Bank)
  1.20%, 07/01/31(d)(e)                         A-1+       --      1,545        1,545,000
-----------------------------------------------------------------------------------------
Norfolk (City of) (Sentara Health System);
  Commercial Paper Notes
  1.00%, 04/08/03                               A-1+      P-1      5,500        5,500,000
-----------------------------------------------------------------------------------------
Virginia (State of) Transportation Board
  (U.S. Route 58 Corridor Development
  Program); Series 1993 B RB
  5.50%, 05/15/03(b)(c)                          AA+      Aa1      3,000        3,076,413
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

VIRGINIA-(CONTINUED)

Virginia (State of) Transportation Board
  (U.S. Route 58 Corridor Development
  Program); Series 1993 B RB
  5.63%, 05/15/03(b)(c)                          AA+      Aa1    $ 2,000   $    2,051,254
=========================================================================================
                                                                               12,172,667
=========================================================================================

WASHINGTON-5.16%

ABN AMRO Munitops Ctfs. Trust (King County);
  Refunding VRD Ltd. Tax Multistate Non-AMT
  Series 2001-1 Ctfs.
  1.23%, 07/01/06 (Acquired 01/04/01; Cost
  $10,000,000)(d)(f)(g)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington);
  VRD Series 984701 COP
  1.23%, 05/01/18 (Acquired 07/20/00; Cost
  $14,400,000)(d)(f)(g)                         A-1+       --     14,400       14,400,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Supply Systems Project No. 2);
  VRD Series 964703 Class A COP
  1.23%, 07/01/11 (Acquired 05/02/01; Cost
  $5,870,000)(d)(f)(g)                          A-1+       --      5,870        5,870,000
-----------------------------------------------------------------------------------------
Everett (City of); Ltd. VRD Tax Series 2001
  GO (LOC-Bank of America N.A.)
  1.20%, 12/01/21(d)(e)(i)                        --       --      2,600        2,600,000
-----------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series A Commercial Paper Notes (LOC-Bank
  of America N.A.)
  1.05%, 05/27/03                               A-1+       --     11,300       11,300,000
-----------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank
  of America N.A.)
  1.20%, 02/15/21(d)(e)                           --   VMIG-1     10,150       10,150,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); VRD
  Series 1998 IDR (LOC-U.S. Bank Trust N.A.)
  1.20%, 04/01/23(d)(e)                           --   VMIG-1    $ 4,110   $    4,110,000
-----------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; VRD Special
  Revenue Series 1999 A RB (LOC-U.S. Bank
  N.A.)
  1.20%, 12/01/19(d)(e)                           --   VMIG-1     11,800       11,800,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Energy Northwest);
  Refunding VRD Series 2001 PA-846 RB
  1.22%, 01/01/10 (Acquired
  10/02/02-12/04/02; Cost
  $3,800,000)(d)(f)(g)                           A-1       --      3,800        3,800,000
-----------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); VRD Series 1997
  RB (LOC-Bank of America NT & SA)
  1.20%, 01/01/27(d)(e)                         A-1+   VMIG-1     12,705       12,705,000
-----------------------------------------------------------------------------------------
Port Seattle (City of) Industrial Development
  Corp. (Sysco Food Services Project);
  Refunding VRD Series 1994 IDR
  1.30%, 11/01/25(d)                            A-1+   VMIG-1      4,710        4,710,000
-----------------------------------------------------------------------------------------
Port Vancouver (City of) (United Grain Corp);
  Refunding VRD Series 1984-84A IDR (LOC-Bank
  of America NT & SA)
  1.15%, 12/01/09(d)(e)                         A-1+      P-1      1,200        1,200,000
-----------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); VRD Low Income Housing
  Assistance Series 1994 B RB (LOC-U.S. Bank
  of Washington)
  1.20%, 05/01/19(d)(e)                          A-1       --      2,525        2,525,000
-----------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD
  Series 1995 RB (LOC-U.S. Bank N.A.)
  1.20%, 12/01/15(d)(e)                          A-1       --      2,870        2,870,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Snohomish (County of) Public Utility District
  #001; Refunding VRD Generation Systems
  Series 2002 A-2 RB
  1.10%, 12/01/19(d)(h)                         A-1+   VMIG-1    $19,900   $   19,900,000
-----------------------------------------------------------------------------------------
Spokane (City of) Regional Solid Waste
  Management System; Refunding Series 2003 RB
  5.00%, 12/01/03(h)                             AAA      Aaa      1,000        1,025,786
-----------------------------------------------------------------------------------------
Vancouver (City of) Housing Authority
  (Village Park Apartments Project); VRD
  Housing Series 2000 RB (LOC-U.S. Bank N.A.)
  1.20%, 11/02/05(d)(e)                          A-1       --      1,515        1,515,000
-----------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); VRD Series 2000 RB (LOC-Bank of
  America N.A.)
  1.20%, 07/01/30(d)(e)                           --   VMIG-1      1,250        1,250,000
-----------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project #2); Refunding
  Series 1998 A RB
  5.00%, 07/01/03                                AA-      Aa1      5,000        5,049,869
=========================================================================================
                                                                              126,780,655
=========================================================================================

WEST VIRGINIA-0.45%

West Virginia (State of) Hospital Finance
  Authority (Cabell Huntington Project);
  Refunding VRD Series 2002 A-1 RB (LOC-Bank
  One West Virginia)
  1.20%, 05/01/13(d)(e)                           --   VMIG-1     11,000       11,000,000
=========================================================================================

WISCONSIN-1.71%

Dane (County of); Refunding Unlimited Tax
  Series 2002 A GO
  3.00%, 06/01/03                                 --      Aaa      2,600        2,607,862
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Franklin Community Development Authority
  (Indian Community School-Milwaukee); VRD
  Series 2002 RB (LOC-Bank One Wisconsin)
  1.20%, 07/01/22(d)(e)                           --   VMIG-1    $ 7,000   $    7,000,000
-----------------------------------------------------------------------------------------
Kimberly (City of) (Fox Cities YMCA Project);
  VRD Series 2002 RB (LOC-M&I Marshall &
  Ilsley)
  1.25%, 04/01/32(d)(e)                           --   VMIG-1      2,480        2,480,000
-----------------------------------------------------------------------------------------
Menomonee Falls (City of); Unlimited Tax
  Promissory Notes Series 2002 GO
  3.10%, 06/01/03                                 --      Aa3      6,000        6,011,330
-----------------------------------------------------------------------------------------
New Berlin (City of); Unlimited Promissory
  Notes Tax Series 1996 A GO
  4.50%, 12/01/03                                 --      Aa2      1,115        1,138,607
-----------------------------------------------------------------------------------------
Wind Point (City of) (The Johnson Foundation
  Project); VRD Series 2000 RB (LOC-Harris
  Trust & Savings Bank)
  1.20%, 09/01/35(d)(e)                         A-1+       --      4,700        4,700,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of); Unlimited Tax Series
  1992 C GO
  6.20%, 05/01/03(b)(c)                          NRR      Aaa    $ 3,000   $    3,011,951
-----------------------------------------------------------------------------------------
  6.25%, 05/01/03(b)(c)                          NRR      Aaa      1,000        1,004,024
-----------------------------------------------------------------------------------------
Wisconsin (State of) Health and Educational
  Facilities Authority (Sinai Samaritan
  Medical Center); VRD Series 1994 A RB
  (LOC-M&I Bank)
  1.20%, 09/01/19(d)(e)                          A-1       --      3,938        3,938,000
-----------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
  Flow Management Program; Series 2002 B-2
  COP
  2.00%, 10/30/03                                 --    MIG-1     10,000       10,041,390
=========================================================================================
                                                                               41,933,164
=========================================================================================
TOTAL INVESTMENTS-101.59% (Cost
  $2,495,716,522)                                                           2,495,716,522
_________________________________________________________________________________________
=========================================================================================
OTHER ASSETS LESS LIABILITIES-(1.59)%                                         (39,154,633)
_________________________________________________________________________________________
=========================================================================================
NET ASSETS-100.00%                                                         $2,456,561,889
_________________________________________________________________________________________
=========================================================================================

Investment Abbreviations:

AMT       - Alternative Minimum Tax
BAN       - Bond Anticipation Notes
CEP       - Credit Enhancement Provider
COP       - Certificates of Participation
Ctfs      - Certificates
GO        - General Obligation
IDR       - Industrial Development Revenue Bonds
LOC       - Letter of Credit
Ltd.      - Limited
Merlots   - Municipal Exempt Receipts Liquidity Optional Tender
P-Floats  - Puttable Floating Option Tax-Exempt Receipts
Putters   - Puttable Tax Exempt Receipts
RAC       - Revenue Anticipation Certificates
RAN       - Revenue Anticipation Notes
RB        - Revenue Bonds
RN        - Revenue Notes
Sr.       - Senior
TAN       - Tax Anticipation Notes
TRAN      - Tax and Revenue Anticipation Notes
VRD       - Variable Rate Demand Notes

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (i) below. NRR indicates a security that is not re-rated subsequent to funding of a segregated escrow fund held by a bank custodian; this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Auditors.
(b) Security has an irrevocable call or mandatory put. Par value and maturity date reflect such call or put.
(c) Advance refunded, secured by an escrow fund of U.S. Treasury obligations.
(d) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined weekly. Rate shown is the rate in effect on 03/31/03.
(e) Principal and interest payments are guaranteed by the letter of credit agreement.

(f) Certificates of participation involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term rate reset periodically.
(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 03/31/03 was $569,609,000, which represented 23.19% of the Fund's net assets. Of these securities, 1.51% of the Fund's net assets are considered to be illiquid.
(h) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Corp., Financial Security Assurance, Inc., or MBIA Insurance Corp.
(i) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(j) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined monthly. Rate shown is the rate in effect on 03/31/03.
(k) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined daily. Rate shown is the rate in effect on 03/31/03.
(l) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(m) Interest rates are redetermined weekly. Rate shown is the rate in effect on 03/31/03.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2003

ASSETS:

Investments, at market value (amortized cost)              $ 2,495,716,522
--------------------------------------------------------------------------
Cash                                                             8,968,354
--------------------------------------------------------------------------
Receivables for:
  Investments sold                                               3,570,368
--------------------------------------------------------------------------
  Interest                                                       9,430,203
--------------------------------------------------------------------------
Investment for deferred compensation plan                           56,648
--------------------------------------------------------------------------
Other assets                                                       128,734
==========================================================================
     Total assets                                            2,517,870,829
__________________________________________________________________________
==========================================================================


LIABILITIES:

Payables for:
  Investments purchased                                         58,963,669
--------------------------------------------------------------------------
  Dividends                                                      1,925,227
--------------------------------------------------------------------------
  Deferred compensation plan                                        56,648
--------------------------------------------------------------------------
Accrued distribution fees                                          143,249
--------------------------------------------------------------------------
Accrued transfer agent fees                                         57,554
--------------------------------------------------------------------------
Accrued operating expenses                                         162,593
==========================================================================
     Total liabilities                                          61,308,940
==========================================================================
Net assets applicable to shares outstanding                $ 2,456,561,889
__________________________________________________________________________
==========================================================================


NET ASSETS:

Institutional Class                                        $ 1,321,224,224
--------------------------------------------------------------------------
Private Investment Class                                   $   227,832,108
--------------------------------------------------------------------------
Personal Investment Class                                  $    16,991,476
--------------------------------------------------------------------------
Cash Management Class                                      $   617,683,087
--------------------------------------------------------------------------
Reserve Class                                              $    12,653,310
--------------------------------------------------------------------------
Resource Class                                             $   260,177,684
__________________________________________________________________________
==========================================================================


CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class:
  Authorized                                                16,600,000,000
--------------------------------------------------------------------------
  Outstanding                                                1,321,195,429
__________________________________________________________________________
==========================================================================
Private Investment Class:
  Authorized                                                 1,100,000,000
--------------------------------------------------------------------------
  Outstanding                                                  227,821,785
__________________________________________________________________________
==========================================================================
Personal Investment Class:
  Authorized                                                 1,100,000,000
--------------------------------------------------------------------------
  Outstanding                                                   16,988,671
__________________________________________________________________________
==========================================================================
Cash Management Class:
  Authorized                                                 6,100,000,000
--------------------------------------------------------------------------
  Outstanding                                                  617,684,687
__________________________________________________________________________
==========================================================================
Reserve Class:
  Authorized                                                 1,100,000,000
--------------------------------------------------------------------------
  Outstanding                                                   12,651,486
__________________________________________________________________________
==========================================================================
Resource Class:
  Authorized                                                 1,100,000,000
--------------------------------------------------------------------------
  Outstanding                                                  260,178,111
__________________________________________________________________________
==========================================================================
Net asset value and offering price per share for each
  class                                                    $          1.00
__________________________________________________________________________
==========================================================================


STATEMENT OF OPERATIONS

For the year ended March 31, 2003

INVESTMENT INCOME:

Interest                                     $ 32,573,822
=========================================================

EXPENSES:

Advisory fees                                   4,842,836
---------------------------------------------------------
Administrative services fees                      424,158
---------------------------------------------------------
Custodian fees                                    105,463
---------------------------------------------------------
Distribution fees:
  Private Investment Class                        948,969
---------------------------------------------------------
  Personal Investment Class                       109,817
---------------------------------------------------------
  Cash Management Class                           451,886
---------------------------------------------------------
  Reserve Class                                   163,436
---------------------------------------------------------
  Resource Class                                  426,165
---------------------------------------------------------
Transfer agent fees                               405,005
---------------------------------------------------------
Directors' fees                                    22,851
---------------------------------------------------------
Other                                             386,462
=========================================================
    Total expenses                              8,287,048
=========================================================
Less: Fees waived                              (1,820,178)
=========================================================
    Net expenses                                6,466,870
=========================================================
Net investment income                          26,106,952
=========================================================
Net realized gain (loss) from investment
  securities                                      (25,175)
=========================================================
Net increase in net assets resulting from
  operations                                 $ 26,081,777
_________________________________________________________
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2003 and 2002

                                                                   2003              2002
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   26,106,952    $   30,654,351
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (25,175)           49,753
==============================================================================================
    Net increase in net assets resulting from operations          26,081,777        30,704,104
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (17,031,877)      (22,419,192)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,818,359)       (3,180,546)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (93,454)         (439,500)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (4,920,342)       (3,004,510)
----------------------------------------------------------------------------------------------
  Reserve Class                                                      (64,630)         (264,155)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (2,178,290)       (1,346,448)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                             82,192,016       309,095,270
----------------------------------------------------------------------------------------------
  Private Investment Class                                        48,742,626        37,137,251
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       11,894,107         4,372,127
----------------------------------------------------------------------------------------------
  Cash Management Class                                          297,170,515       304,845,825
----------------------------------------------------------------------------------------------
  Reserve Class                                                   (5,545,385)        2,327,048
----------------------------------------------------------------------------------------------
  Resource Class                                                 122,868,778       121,845,326
==============================================================================================
    Net increase in net assets                                   557,297,482       779,672,600
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,899,264,407     1,119,591,807
==============================================================================================
  End of year                                                 $2,456,561,889    $1,899,264,407
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $2,456,603,662    $1,899,281,005
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                       (41,773)          (16,598)
==============================================================================================
                                                              $2,456,561,889    $1,899,264,407
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

March 31, 2003


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES


Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, AIM receives a monthly fee with respect to the Fund at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to limit Fund operating expenses (excluding distribution and service fees paid pursuant to the Rule 12b-1 plans, interest, taxes, director's fees, federal registration fees, extraordinary items and indirect expenses resulting from expense offset arrangements, if any) to 0.22%. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. For the year ended March 31, 2003, AIM waived fees of $1,111,258.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended March 31, 2003, AIM was paid $424,158 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2003, AFS retained $337,409 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. The Fund may pay a service fee up to 0.25% of the average daily net assets of each Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equal to the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the year ended March 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $474,484, $78,536, $361,509, $135,892 and $340,932, respectively, after FMC waived Plan fees of $708,920.

    Certain officers and directors of the Fund are officers of AIM, FMC, and/or AFS.

    During the year ended March 31, 2003, the Fund paid legal fees of $7,079 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. The Fund did not borrow or lend under the facility during the year ended March 31, 2003.


NOTE 5--CAPITAL STOCK

The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Changes in capital stock outstanding during the years ended March 31, 2003 and 2002 were as follows:

                                                                         2003                                 2002
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                       9,993,613,813    $ 9,993,613,813     7,241,807,989    $ 7,241,807,989
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    366,327,891        366,327,891       373,567,962        373,567,962
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    49,022,061         49,022,061       410,703,599        410,703,599
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     3,773,086,548      3,773,086,548     1,363,378,123      1,363,378,123
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               179,359,417        179,359,417       204,218,294        204,218,294
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              962,309,593        962,309,593       403,486,783        403,486,783
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                           4,749,313          4,749,313         2,929,243          2,929,243
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      1,254,023          1,254,023         2,271,450          2,271,450
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                        14,703             14,703           375,657            375,657
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         4,134,190          4,134,190         2,058,372          2,058,372
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                    71,043             71,043           286,448            286,448
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                2,003,975          2,003,975         1,244,055          1,244,055
=================================================================================================================================
Reacquired:
  Institutional Class                                      (9,916,171,110)    (9,916,171,110)   (6,935,641,962)    (6,935,641,962)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   (318,839,288)      (318,839,288)     (338,702,161)      (338,702,161)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   (37,142,657)       (37,142,657)     (406,707,129)      (406,707,129)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    (3,480,050,223)    (3,480,050,223)   (1,060,590,670)    (1,060,590,670)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              (184,975,845)      (184,975,845)     (202,177,694)      (202,177,694)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             (841,444,790)      (841,444,790)     (282,885,512)      (282,885,512)
=================================================================================================================================
                                                              557,322,657    $   557,322,657       779,622,847    $   779,622,847
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the year ended March 31, 2003 and 2002 were as follows:

                                                                 2003           2002
----------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income-tax exempt                                  $26,106,952    $30,654,351
________________________________________________________________________________________
========================================================================================


Tax Components of Capital:

As of March 31, 2003, the components of capital on a tax basis were as follows:

Undistributed ordinary income-tax exempt                      $      129,482
----------------------------------------------------------------------------
Unrealized appreciation (depreciation) investments                   (10,353)
----------------------------------------------------------------------------
Temporary book/tax differences                                      (129,482)
----------------------------------------------------------------------------
Capital loss carryforward                                            (31,420)
----------------------------------------------------------------------------
Capital (par value and additional paid-in)                     2,456,603,662
============================================================================
                                                              $2,456,561,889
____________________________________________________________________________
============================================================================


  The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales. Cost of investments for tax purposes is $2,495,726,875.

  Temporary book/tax differences are primarily a result of timing differences for recognition of directors' deferral of compensation and retirement plan expenses.

  The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD
--------------------------------------------------------------------------
March 31, 2004                                                  $16,322
--------------------------------------------------------------------------
March 31, 2011                                                   15,098
==========================================================================
Total capital loss carryforward                                 $31,420
__________________________________________________________________________
==========================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Private Investment Class outstanding throughout the periods indicated.

                                                                              PRIVATE INVESTMENT CLASS
                                                              ---------------------------------------------------------
                                                                                YEAR ENDED MARCH 31,
                                                              ---------------------------------------------------------
                                                                2003           2002        2001       2000       1999
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $  1.00    $  1.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.01           0.02        0.04       0.03       0.03
-----------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                    (0.01)         (0.02)      (0.04)     (0.03)     (0.03)
=======================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $  1.00    $  1.00
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(a)                                                   0.97%          1.91%       3.69%      3.06%      2.98%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $227,832       $179,095    $141,946    $83,454    $90,606
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                0.47%(b)       0.47%       0.45%      0.45%      0.45%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             0.77%(b)       0.78%       0.79%      0.79%      0.78%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of net investment income to average net assets              0.95%(b)       1.76%       3.60%      3.00%      2.91%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $189,793,872.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of Cash Reserve Portfolio
And the Board of Directors of AIM Tax-Free Investment Co.:

We have audited the accompanying statement of assets and liabilities of Cash Reserve Portfolio (a portfolio of AIM Tax-Free Investments Co.), including the schedule of investments, as of March 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through March 31, 2000 were audited by other auditors whose report dated May 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cash Reserve Portfolio as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States..

Houston, Texas                        /s/ ERNST & YOUNG LLP
May 5, 2003

OTHER INFORMATION

DIRECTORS AND OFFICERS

As of January 1, 2003

The address of each director and officer of AIM Tax-Free Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            DIRECTOR AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)
COMPANY                            SINCE            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
------------------------------------------------------------------------------------------------------
   Robert H. Graham(1) -- 1946     1985             Director and Chairman, A I M Management Group Inc.
   Director, Chairman and                           (financial services holding company); and Director
   President                                        and Vice Chairman, AMVESCAP PLC (parent of AIM and
                                                    a global investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); and Director and Chairman,
                                                    A I M Capital Management, Inc. (registered
                                                    investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), A I M Fund Services,
                                                    Inc., (registered transfer agent), and Fund
                                                    Management Company (registered broker dealer)
------------------------------------------------------------------------------------------------------
   Mark H. Williamson(2) -- 1951   2003             Director, President and Chief Executive Officer,
   Director and Executive Vice                      A I M Management Group Inc. (financial services
   President                                        holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer), Director and Chairman, A I M Fund
                                                    Services, Inc. (registered transfer agent), and
                                                    Fund Management Company (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman and Chief Executive
                                                    Officer, INVESCO Funds Group, Inc.; and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
------------------------------------------------------------------------------------------------------

   INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------
   Frank S. Bayley -- 1939         2001             Of Counsel, law firm of Baker & McKenzie
   Director
------------------------------------------------------------------------------------------------------
   Bruce L. Crockett -- 1944       1992             Chairman, Crockett Technology Associates
   Director                                         (technology consulting company)
------------------------------------------------------------------------------------------------------
   Albert R. Dowden -- 1941        2000             Director, Magellan Insurance Company; Member of
   Director                                         Advisory Board of Rotary Power International
                                                    (designer, manufacturer, and seller of rotary
                                                    power engines); and Director, The Boss Group
                                                    (private equity group)
                                                    Formerly: Director, President and Chief Executive
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
------------------------------------------------------------------------------------------------------
   Edward K. Dunn, Jr. -- 1935     1998             Formerly: Chairman, Mercantile Mortgage Corp.;
   Director                                         President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
------------------------------------------------------------------------------------------------------
   Jack M. Fields -- 1952          1997             Chief Executive Officer, Twenty First Century
   Director                                         Group, Inc. (government affairs company) and
                                                    Texana Timber LP
------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE         OTHER DIRECTORSHIP(S)
COMPANY                           HELD BY DIRECTOR
--------------------------------  -------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------
   Robert H. Graham(1) -- 1946    None
   Director, Chairman and
   President
------------------------------------------------------------------------------------------------------
   Mark H. Williamson(2) -- 1951  Director, Chairman, President
   Director and Executive Vice    and Chief Executive Officer,
   President                      INVESCO Bond Funds, Inc.,
                                  INVESCO Combination Stock &
                                  Bond Funds, Inc., INVESCO
                                  Counselor Series Funds, Inc.,
                                  INVESCO Global and
                                  International Funds, Inc.,
                                  INVESCO Manager Series Funds,
                                  Inc., INVESCO Money Market
                                  Funds, Inc., INVESCO Sector
                                  Funds, Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series Funds, Inc.
                                  and INVESCO Variable Investment
                                  Funds, Inc.
------------------------------------------------------------------------------------------------------

   INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------
   Frank S. Bayley -- 1939        Badgley Funds, Inc. (registered
   Director                       investment company)
------------------------------------------------------------------------------------------------------
   Bruce L. Crockett -- 1944      ACE Limited (insurance
   Director                       company); and Captaris, Inc.
                                  (unified messaging provider)
------------------------------------------------------------------------------------------------------
   Albert R. Dowden -- 1941       Cortland Trust, Inc.
   Director                       (registered investment company)
------------------------------------------------------------------------------------------------------
   Edward K. Dunn, Jr. -- 1935    None
   Director
------------------------------------------------------------------------------------------------------
   Jack M. Fields -- 1952         Administaff
   Director
------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

(2) Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company. Mr. Williamson became Executive Vice President of the Company on March 4, 2003.

As of January 1, 2003

The address of each director and officer of AIM Tax-Free Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             DIRECTOR AND/      PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE COMPANY   OR OFFICER SINCE   DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------

   INDEPENDENT DIRECTORS
---------------------------------------------------------------------------------------------------------
   Carl Frischling -- 1937          1992               Partner, law firm of Kramer Levin Naftalis and
   Director                                            Frankel LLP
---------------------------------------------------------------------------------------------------------
   Prema Mathai-Davis -- 1950       1998               Formerly: Chief Executive Officer, YWCA of the USA
   Director
---------------------------------------------------------------------------------------------------------
   Lewis F. Pennock -- 1942         1992               Partner, law firm of Pennock & Cooper
   Director
---------------------------------------------------------------------------------------------------------
   Ruth H. Quigley -- 1935          2001               Retired
   Director
---------------------------------------------------------------------------------------------------------
   Louis S. Sklar -- 1939           1992               Executive Vice President, Hines (real estate
   Director                                            development company)
---------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
---------------------------------------------------------------------------------------------------------
   Gary T. Crum(3) -- 1947          1985               Director and President, A I M Capital Management,
   Senior Vice President                               Inc.; Director and Executive Vice President, A I M
                                                       Management Group Inc.; Director and Senior Vice
                                                       President, A I M Advisors, Inc.; and Director,
                                                       A I M Distributors, Inc. and AMVESCAP PLC
---------------------------------------------------------------------------------------------------------
   Stuart W. Coco -- 1955           1992               Managing Director and Chief Research
   Vice President                                      Officer -- Fixed Income, A I M Capital Management,
                                                       Inc.; and Vice President, A I M Advisors, Inc.
---------------------------------------------------------------------------------------------------------
   Melville B. Cox -- 1943          1992               Vice President and Chief Compliance Officer, A I M
   Vice President                                      Advisors, Inc. and A I M Capital Management, Inc.;
                                                       and Vice President, A I M Fund Services, Inc.
---------------------------------------------------------------------------------------------------------
   Karen Dunn Kelley -- 1960        1992               Managing Director and Chief Cash Management
   Vice President                                      Officer, A I M Capital Management, Inc.; Director
                                                       and President, Fund Management Company; and Vice
                                                       President, A I M Advisors, Inc.
---------------------------------------------------------------------------------------------------------
   Edgar M. Larsen(3) -- 1940       2002               Vice President, A I M Advisors, Inc., and
   Vice President                                      President, Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital Management, Inc.
---------------------------------------------------------------------------------------------------------
   Dana R. Sutton -- 1959           1988               Vice President and Fund Treasurer, A I M Advisors,
   Vice President and Treasurer                        Inc.
---------------------------------------------------------------------------------------------------------
   Nancy L. Martin(4) -- 1957       2003               Vice President, A I M Advisors, Inc.; and Vice
   Secretary                                           President and General Counsel, A I M Capital
                                                       Management, Inc.
---------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE COMPANY  HELD BY DIRECTOR
---------------------------------  -------------------------------

   INDEPENDENT DIRECTORS
---------------------------------------------------------------------------------------------------------
   Carl Frischling -- 1937         Cortland Trust, Inc.
   Director                        (registered investment company)
---------------------------------------------------------------------------------------------------------
   Prema Mathai-Davis -- 1950      None
   Director
---------------------------------------------------------------------------------------------------------
   Lewis F. Pennock -- 1942        None
   Director
---------------------------------------------------------------------------------------------------------
   Ruth H. Quigley -- 1935         None
   Director
---------------------------------------------------------------------------------------------------------
   Louis S. Sklar -- 1939          None
   Director
---------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
---------------------------------------------------------------------------------------------------------
   Gary T. Crum(3) -- 1947         N/A
   Senior Vice President
---------------------------------------------------------------------------------------------------------
   Stuart W. Coco -- 1955          N/A
   Vice President
---------------------------------------------------------------------------------------------------------
   Melville B. Cox -- 1943         N/A
   Vice President
---------------------------------------------------------------------------------------------------------
   Karen Dunn Kelley -- 1960       N/A
   Vice President
---------------------------------------------------------------------------------------------------------
   Edgar M. Larsen(3) -- 1940      N/A
   Vice President
---------------------------------------------------------------------------------------------------------
   Dana R. Sutton -- 1959          N/A
   Vice President and Treasurer
---------------------------------------------------------------------------------------------------------
   Nancy L. Martin(4) -- 1957      N/A
   Secretary
---------------------------------------------------------------------------------------------------------

(3) Information is current as of January 10, 2003.

(4) Ms. Martin became secretary of the Company on April 1, 2003.

The Statement of Additional Information of the Company includes additional information about the Fund's Directors and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Ernst & Young LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               5 Houston Center
Houston, TX 77046               Suite 100                       Suite 100                       1401 McKinney
                                Houston, TX 77046               Houston, TX 77046-1173          Suite 1200
                                                                                                Houston, TX 77010

COUNSEL TO THE FUND             COUNSEL TO THE DIRECTORS        TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       A I M Fund Services, Inc.       Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   100 Church Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          New York, NY 10286
Philadelphia, PA 19103          New York, NY 10022

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2003.

AIM Tax-Free Cash Reserve Fund, Private Investment Class paid ordinary dividends in the amount of $0.0097 per share during its tax year ended March 31, 2003. Of this amount, 100.00% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the appropriate Form 1099-DIV.

                         ANNUAL REPORT / MARCH 31, 2003

                        TAX-FREE INVESTMENTS CO. (TFIC)

                             CASH RESERVE PORTFOLIO

                                 RESERVE CLASS

                                  [COVER PAGE]

                      [AIM INVESTMENTS LOGO APPEARS HERE]

                                --Servicemark--

This report may be distributed only to current shareholders or to persons who have received a current prospectus.

TFIC-AR-4

[AIM INVESTMENTS LOGO APPEARS HERE]
          --Servicemark--

                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This letter and the financial pages that follow provide an
ROBERT H.           annual report for the Reserve Class of the Cash Reserve
GRAHAM]             Portfolio of Tax-Free Investments Company, a money market
                    fund investing in short-term municipal bonds of the highest credit ratings. The safety of money market funds is well known, and your portfolio continues to provide safety, liquidity and a positive return on your investment. Several factors influence the rate of that return.

                       For the first seven months of the fund's fiscal year,
                    the federal funds rate remained at 1.75%. On November 6, 2002, the Federal Reserve Board's Federal Open Market Committe (FOMC) lowered the rate to 1.25%, the lowest the rate had been in 41 years. As of March 31, 2003, the FOMC had met three times since lowering the rate in November and left the rate unchanged. By calendar-year-end 2002, the yield on the 10-year Treasury note had fallen to 3.83%. While the federal funds rate does not mandate the rates offered on municipal bonds, the low-interest-rate environment resulting from the federal funds rate, as well as the overall economic climate itself, affects all fixed income investing.

    The job market was comparatively weak throughout the period, yet consumer spending remained relatively strong. Consumer confidence declined, yet auto and home sales reached near-record levels because of dealer incentives and low mortgage rates. The growth in the gross domestic product (GDP) seesawed. For the second quarter of 2002 it was 1.3%, and in the third quarter, growth accelerated to 4.0%. For the fourth quarter, growth declined to 1.4%.

    Equity investors continued to be daunted by corporations missing earnings estimates and the warnings of such misses. Weakness in the job market and other signals of a weak economy, continued high volatility and the prolonged bear market in equities resulted in stock market avoidance. The flight to quality--investors moving money into safer, more liquid investments--continued throughout the period. Money market funds, government bond funds and short-term bond funds are traditionally known as safe havens.

    All of these factors--low interest rates, the economic climate and the flight to quality--resulted in low yields for money market investments.

FUND PROVIDES SAFETY, LIQUIDITY AND POSITIVE RETURN

For the one-year period ended March 31, 2003, Cash Reserve Portfolio, Reserve Class, provided a monthly yield of 0.10%, and its seven-day yield was 0.13%. Had the advisor and distributor not waived fees, performance would have been lower. Net assets of the Reserve Class of the portfolio stood at $12.7 million at the close of the period.

    Cash Reserve Portfolio invests solely in "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940. The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch ICBA. Fund ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure, and management. AIM Investments is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.


                                                                     (continued)

    An investment is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

CLOSING REMARKS

We hope you find this report informative. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,


/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

March 31, 2003


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ALABAMA-3.34%

Alabama (State of) Public School and College
  Authority; Refunding Series 1993 A RB
  5.75%, 08/01/03                                 AA      Aa3    $ 1,900   $    1,926,882
-----------------------------------------------------------------------------------------
Alabama State University; Refunding General
  Tuition and Fee Series 1993 RB
  5.70%, 05/01/03(b)(c)                          AAA      Aaa      2,000        2,046,974
-----------------------------------------------------------------------------------------
Birmingham (City of) Medical Clinic Board
  (University of Alabama Health Services
  Foundation); VRD Series 1991 RB
  (LOC-Amsouth Bank)
  1.30%, 12/01/26(d)(e)                         A-1+   VMIG-1     19,600       19,600,000
-----------------------------------------------------------------------------------------
Birmingham (City of) Public Park and
  Recreation Board (Children's Zoo Project);
  VRD Series 2002 RB (LOC-Amsouth Bank)
  1.40%, 05/01/07(d)(e)                           --   VMIG-1      6,000        6,000,000
-----------------------------------------------------------------------------------------
Birmingham (City of) Public Park and
  Recreation Board (YMCA Project); Refunding
  VRD Series 1996 RB (LOC-Amsouth Bank)
  1.30%, 06/01/16(d)(e)                           --   VMIG-1      2,360        2,360,000
-----------------------------------------------------------------------------------------
DCH Health Care Authority; VRD Health Care
  Facilities Series 2000 RB (LOC-Regions
  Bank)
  1.15% 06/01/20(d)(e)                           A-1   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board); VRD Series
  2002-6009 Class A COP
  1.23%, 01/01/43 (Acquired 11/05/02; Cost
  $4,100,000)(d)(f)(g)                          A-1+       --      4,100        4,100,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ALABAMA-(CONTINUED)

Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); VRD Lease
  Revenue Series 2000 RB (LOC-Amsouth Bank)
  1.30%, 11/01/24(d)(e)                          A-1       --    $ 7,650   $    7,650,000
-----------------------------------------------------------------------------------------
Huntsville (City of) Special Care Facilities
  Financing Authority (Redstone Village); VRD
  Series 2002 D RB (LOC-LaSalle Bank N.A.)
  1.17%, 12/01/06(d)(e)                          A-1       --      7,250        7,250,000
-----------------------------------------------------------------------------------------
Infirmary Health Systems Special Care
  Facilities Financing Authority (Infirmary
  Health Systems Inc); Refunding VRD Series A
  RB (LOC-Regions Bank)
  1.15%, 01/01/25(d)(e)                           --   VMIG-1      7,700        7,700,000
-----------------------------------------------------------------------------------------
Ridge Improvement District; VRD Improvement
  Series 2000 Special Assessment (LOC-Amsouth
  Bank)
  1.25%, 10/01/25(d)(e)                           --   VMIG-1     12,000       12,000,000
-----------------------------------------------------------------------------------------
Tuscaloosa (City of) Educational Building
  Authority (Stillman College Project);
  Refunding VRD Capital Improvement Series
  2002 A RB (LOC-Amsouth Bank)
  1.40%, 10/01/23(d)(e)                           --   VMIG-1      1,447        1,447,000
=========================================================================================
                                                                               82,080,856
=========================================================================================

ALASKA-0.16%

Alaska (State of) Industrial Development
  Authority (Alaska Hotel Properties Inc.
  Project); VRD Series 1986 IDR (LOC-National
  Westminster Bank PLC)
  1.20%, 06/01/06 (Acquired 12/27/02; Cost
  $1,600,000)(d)(e)(g)                            --      Aa1      1,600        1,600,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ALASKA-(CONTINUED)

Alaska (State of) Industrial Development and
  Export Authority (Safeway Inc. Projects);
  Refunding VRD Series 1991 IDR (LOC-Deutsche
  Bank A.G.)
  1.45%, 12/01/06(d)(e)                         A-1+       --    $ 2,390   $    2,390,000
=========================================================================================
                                                                                3,990,000
=========================================================================================

ARIZONA-0.87%

Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Refunding VRD Multi-Family Series 2001 A
  IDR (CEP-Federal National Mortgage
  Association)
  1.20%, 06/15/31(d)                              --   VMIG-1      1,210        1,210,000
-----------------------------------------------------------------------------------------
Phoenix (City of); Refunding Ltd. Tax Series
  2002 A GO
  3.00%, 07/01/03                                AA+      Aa1      2,000        2,009,895
-----------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp.;
  Wastewater System Lease Series 1993 RB
  6.13%, 07/01/03(b)(c)                          AAA      NRR      6,300        6,499,334
-----------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Refunding VRD Multi-Family Housing Series
  1994 IDR (CEP-Federal Home Loan Bank)
  1.21%, 10/01/25(d)(e)                         A-1+       --      3,920        3,920,000
-----------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); VRD Series
  1982 IDR (LOC-Toronto Dominion Bank)
  1.20%, 10/01/22(d)(e)                          A-1   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ARIZONA-(CONTINUED)

Yuma (City of) Industrial Development
  Authority (El Encanto Apartments Project);
  Refunding VRD Multi-Family Housing Series
  2003 IDR (CEP-Federal National Mortgage
  Association)
  1.25%, 04/15/33(d)                            A-1+   VMIG-1    $ 6,640   $    6,640,000
=========================================================================================
                                                                               21,279,229
=========================================================================================

ARKANSAS-0.43%

Fayetteville (City of) Sales & Use Tax;
  Capital Improvement Series 2002 RB
  2.00%, 06/01/03                                AA-       --      2,200        2,201,086
-----------------------------------------------------------------------------------------
North Little Rock (City of); Refunding
  Electric Series 1992 A RB
  6.15%, 07/01/03(h)                             AAA      Aaa      3,245        3,282,182
-----------------------------------------------------------------------------------------
Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project); VRD
  Educational Facilities Series 2001 RB
  (LOC-Bank of America N.A.)
  1.20%, 07/01/08(d)(e)(i)                        --       --      3,610        3,610,000
-----------------------------------------------------------------------------------------
University of Arkansas (Fayetteville Campus);
  Facilities Series 2002 RB
  2.50%, 12/01/03(h)                              --      AAA      1,420        1,429,848
=========================================================================================
                                                                               10,523,116
=========================================================================================

COLORADO-3.07%

Adams & Arapahoe (Counties of) Joint School
  District #28J (Aurora); Unlimited Tax
  Series 2003 A GO
  2.00%, 12/01/03(h)                             AAA      Aaa      4,140        4,165,926
-----------------------------------------------------------------------------------------
Arapaho (County of) (Hunter's Run Project);
  Refunding VRD Multi-Family Rent Housing
  Series 2001 RB (CEP-Federal Home Loan
  Mortgage Corp.)
  1.15%, 08/01/31(d)                            A-1+       --      5,100        5,100,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Arvada (City of) (Water Utility
  Improvements); Refunding VRD Series 2001 RB
  1.20%, 11/01/20(h)(j)                         A-1+      Aaa    $ 1,000   $    1,000,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  1.15%, 01/01/33(d)(e)                         A-1+       --      1,000        1,000,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Museum
  Project); VRD Series 2001 RB (LOC-Bank One
  Colorado N.A.)
  1.20%, 11/01/21(d)(e)                          A-1       --      9,000        9,000,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (National Cable
  Television Center & Museum Project); VRD
  Series 1999 RB (LOC-Wells Fargo Bank N.A.)
  1.15%, 10/01/06(d)(e)                         A-1+       --      2,610        2,610,000
-----------------------------------------------------------------------------------------
Colorado (State of) General Fund; Series 2002
  TRAN
  2.50%, 06/27/03                              SP-1+    MIG-1     15,000       15,044,516
-----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Refunding VRD Series 2002 A RB (LOC-U.S.
  Bank N.A.)
  1.20%, 01/01/31(d)(e)                          A-1       --      3,400        3,400,000
-----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Golden West Manor Inc. Project);
  VRD Series 2002 A RB (LOC-U.S. Bank N.A.)
  1.20%, 07/01/32(d)(e)                          A-1       --      4,210        4,210,000
-----------------------------------------------------------------------------------------
Denver (City and County of) Multifamily
  Housing (Cottonwood Creek Project);
  Refunding VRD Series 1989 A RB (CEP-Federal
  Home Loan Mortgage Corp.)
  1.15%, 04/15/14 (Acquired 11/04/02; Cost
  $1,000,000)(d)(g)                             A-1+       --      1,000        1,000,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Idaho Springs (City of) Industrial
  Development (Safeway Inc. Project);
  Refunding Series 1993 IDR (LOC-Deutsche
  Bank A.G.)
  1.45%, 06/02/03(b)(e)                         A-1+       --    $ 1,310   $    1,310,000
-----------------------------------------------------------------------------------------
Jefferson (County of) School District #R-001;
  Series 2002 B TRAN
  2.25%, 06/30/03                              SP-1+    MIG-1     23,000       23,055,361
-----------------------------------------------------------------------------------------
Pitkin (County of) Industrial Development
  (Aspen Skiing Co. Project); Refunding VRD
  Series 1994 A IDR (LOC-Bank One N.A.)
  1.15%, 04/01/16(e)(k)                          A-1       --      2,000        2,000,000
-----------------------------------------------------------------------------------------
Smith Creek Metropolitan District; VRD Series
  1997 RB (LOC-Bank of America N.A.)
  1.25%, 10/01/35(d)(e)                         A-1+       --      2,460        2,460,000
=========================================================================================
                                                                               75,355,803
=========================================================================================

DISTRICT OF COLUMBIA-0.66%

District of Columbia Unrefunded Balance;
  Refunding Unlimited Tax Series 1993 A-3 GO
  5.20%, 06/01/03(h)                             AAA      Aaa      5,450        5,481,463
-----------------------------------------------------------------------------------------
District of Columbia (Abraham & Laura Lisner
  Home for Aged Women); VRD Series 1992 RB
  (LOC-Bank of America NT & SA)
  1.15%, 07/01/22(d)(e)                           --   VMIG-1      5,000        5,000,000
-----------------------------------------------------------------------------------------
District of Columbia (Catholic University
  America Project); Series 1993 RB
  6.30%, 10/01/03(b)(c)                          AAA      NRR      1,000        1,044,975
-----------------------------------------------------------------------------------------
First Union Merlots (District of Columbia
  Water & Sewer Authority); VRD Series 2003
  A12 RB
  1.26%, 10/01/17 (Acquired 02/24/03; Cost
  $4,695,000)(d)(f)(g)                            --   VMIG-1      4,695        4,695,000
=========================================================================================
                                                                               16,221,438
=========================================================================================


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

FLORIDA-6.51%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia); Refunding VRD Florida Non-AMT
  Series 2002-24 Ctfs.
  1.21%, 10/01/10 (Acquired 10/24/02; Cost
  $5,000,000)(d)(f)(g)                            --   VMIG-1    $ 5,000   $    5,000,000
-----------------------------------------------------------------------------------------
Alachua (County of) Health Facilities
  Authority (Oak Hammock at the University of
  Florida Project); VRD Continuing Care
  Series 2002 A RB (LOC-BNP Paribas)
  1.15%, 10/01/32(e)(k)                           --   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------
Duval (County of) Housing Finance Authority
  (Lighthouse Bay Apartments Project); VRD
  Multi-Family Housing Series 2002 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.15%, 12/01/32(d)                            A-1+       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
Florida (State of) Board of Education;
  Unlimited Tax Capital Outlay Series 1993 C
  GO
  5.85%, 06/01/03(b)(c)                          AAA      Aaa      4,200        4,275,497
-----------------------------------------------------------------------------------------
Highlands (County of) Health Facilities
  Authority (Adventist Health System
  Project); VRD Series 2000 A RB
  1.15%, 12/01/26(d)(h)                         A-1+   VMIG-1     20,000       20,000,000
-----------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); Refunding VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  1.20%, 12/01/23 (Acquired 02/20/01; Cost
  $2,300,000)(d)(e)(g)(i)                         --       --      2,300        2,300,000
-----------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc); Refunding
  VRD Series 2002 RB (LOC-Bank of America
  N.A.)
  1.20%, 06/01/22(d)(e)                           --   VMIG-1     12,930       12,930,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

FLORIDA-(CONTINUED)

Marion (County of) Hospital District (Munroe
  Regional Health System); VRD Health System
  Improvement Series 2000 RB (LOC-Amsouth
  Bank of Florida)
  1.20%, 10/01/30(d)(e)                           --   VMIG-1    $13,875   $   13,875,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (State of Florida
  Mid-Bay Bridge Authority); VRD Series 2002
  PT-1531 RB
  1.21%, 10/01/18 (Acquired 10/10/02; Cost
  $9,175,000)(d)(f)(g)                          A-1+       --      9,175        9,175,000
-----------------------------------------------------------------------------------------
Miami-Dade (County of) Educational Facilities
  Authority (Carlos Albizu University
  Project); VRD Series 2000 RB (LOC-Bank of
  America N.A.)
  1.20%, 12/01/25(d)(e)(i)                        --       --      9,600        9,600,000
-----------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority (Palmer Trinity Private School
  Project); VRD Series 1999 IDR (LOC-Bank of
  America N.A.)
  1.20%, 12/01/19(d)(e)(i)                        --       --      2,700        2,700,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of Florida Department
  of Environmental Protection); VRD Floating
  Rate Trust Ctfs. Series 2002-722 RB
  1.21%, 07/01/22 (Acquired 11/13/02; Cost
  $10,000,000)(d)(f)(g)                          A-1       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD
  Series 1999 RB (LOC-Bank of America N.A.)
  1.20%, 08/01/19(d)(e)(i)                        --       --      1,650        1,650,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Orange (County of) Health Facilities
  Authority (Presbyterian Retirement
  Communities Project); Refunding VRD Series
  1998 RB (LOC-Bank of America N.A.)
  1.20%, 11/01/28 (Acquired
  01/29/02-01/03/03; Cost
  $8,140,000)(d)(e)(g)(i)                         --       --    $ 8,140   $    8,140,000
-----------------------------------------------------------------------------------------
Orange (County of) Industrial Development
  Authority (Christian Prison Project); VRD
  Series 2003 A IDR (LOC-Regions Bank)
  1.20%, 02/01/23(d)(e)                           --   VMIG-1      4,535        4,535,000
-----------------------------------------------------------------------------------------
Orlando & Orange (Counties of) Expressway
  Authority; Refunding VRD Series 2003 C-4 RB
  1.20%, 07/01/25(d)(h)                         A-1+   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Palm Beach (County of) (St. Andrews
  School-Boca Raton); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  1.20%, 10/01/28 (Acquired 01/03/02; Cost
  $12,800,000)(d)(e)(g)(i)                        --       --     12,800       12,800,000
-----------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Refunding VRD Educational Facilities Series
  2001 RB (LOC-Bank of America N.A.)
  1.20%, 12/01/31(d)(e)(i)                        --       --      3,000        3,000,000
-----------------------------------------------------------------------------------------
Palm Beach (County of) Health Facilities
  Authority (Jupiter Medical Center Inc.
  Project); VRD Series 1999 B RB (LOC-Bank of
  America N.A.)
  1.20%, 08/01/20 (Acquired
  05/02/02-07/22/02; Cost
  $5,220,000)(d)(e)(g)(i)                         --       --      5,220        5,220,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

FLORIDA-(CONTINUED)

Saint Lucie (County of) Industrial
  Development (Florida Convalescent Centers
  Project); Refunding VRD Series 1988 IDR
  (LOC-Wells Fargo Bank N.A.)
  1.10%, 01/01/11(e)(j)                           --      P-1    $ 2,600   $    2,600,000
-----------------------------------------------------------------------------------------
Seminole (County of) Industrial Development
  Authority (Florida Living Nursing Home);
  VRD Multimodal Health Facilities Series
  1991 IDR (LOC-Bank of America N.A.)
  1.35%, 02/01/11(d)(e)                           --   VMIG-1      1,200        1,200,000
-----------------------------------------------------------------------------------------
Tallahassee (City of) Consolidated Utility
  Systems; Series 1994 RB
  6.20%, 10/01/03(b)(c)                           AA      Aa2      3,400        3,554,262
-----------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment DACCO Project); VRD Series 2001
  RB (LOC-Bank of America N.A.)
  1.20%, 07/01/22(d)(e)(i)                        --       --      5,400        5,400,000
-----------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.;
  Refunding VRD Series 1998 RB (LOC-Wachovia
  Bank N.A.)
  1.25%, 05/01/28(d)(e)                          A-1       --        900          900,000
=========================================================================================
                                                                              159,854,759
=========================================================================================

GEORGIA-4.20%

Albany (City of) Dougherty (County of)
  Hospital Authority (Phoebe Putney Memorial
  Hospital Project); VRD Series 2002 RAC
  1.15%, 09/01/32(h)(k)                           --   VMIG-1      8,900        8,900,000
-----------------------------------------------------------------------------------------
Cobb (County of); Unlimited Tax Series 2003
  TAN
  1.50%, 12/31/03                              SP-1+    MIG-1     13,500       13,545,900
-----------------------------------------------------------------------------------------
Cobb (County of) Development Authority
  (Kennesaw State University Project); VRD
  Series 2001 B RB (LOC-First Union National
  Bank)
  1.17%, 08/01/26(d)(e)                          A-1       --      7,000        7,000,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Cobb (County of) Development Authority (North
  Cobb Christian School Project); Refunding
  VRD Series 1998 A RB (LOC-Branch Banking &
  Trust)
  1.15%, 03/01/22 (Acquired 01/03/03; Cost
  $2,700,000)(d)(e)(g)                            --      Aa2    $ 2,700   $    2,700,000
-----------------------------------------------------------------------------------------
De Kalb (County of) Development Authority
  (Green Forest Community Development
  Project); VRD Series 2001 RB (LOC-Bank of
  America N.A.)
  1.15%, 02/01/22 (Acquired 07/02/02; Cost
  $6,580,000)(d)(e)(g)                          A-1+       --      6,580        6,580,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia);
  VRD Series 2000-1001 Class C COP
  1.23%, 07/01/15 (Acquired
  07/26/00-01/31/02; Cost
  $20,000,000)(d)(f)(g)                         A-1+       --     20,000       20,000,000
-----------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); VRD Educational Facilities Series
  2000 RB (LOC-Wachovia Bank N.A.)
  1.22%, 06/01/15(d)(e)                          A-1       --      1,800        1,800,000
-----------------------------------------------------------------------------------------
Fulton (County of) Housing Authority
  (Saratoga Apartments Project); Refunding
  VRD Multi-Family Housing Series 1996 RB
  (CEP-Federal National Mortgage Association)
  1.15%, 10/01/25(d)                              --   VMIG-1      1,500        1,500,000
-----------------------------------------------------------------------------------------
Gwinnett (County of) School District; Ltd.
  Construction Sales Tax Series 2003 GO
  2.00%, 12/29/03                                 --    MIG-1     20,000       20,132,960
-----------------------------------------------------------------------------------------
Houston (County of) Hospital Authority; VRD
  Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.17%, 10/01/14(d)(e)                          A-1       --     10,000       10,000,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

GEORGIA-(CONTINUED)

Private Colleges & Universities Authority
  (Mercer University Project); VRD Series
  2003 RB (LOC-Branch Banking & Trust)
  1.25%, 10/01/32(d)(e)                           --   VMIG-1    $ 7,500   $    7,500,000
-----------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); VRD
  Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.22%, 11/01/27(d)(e)                           --   VMIG-1      2,310        2,310,000
-----------------------------------------------------------------------------------------
Walton (County of); Unlimited Sales Tax
  Series 2001 GO
  4.00%, 06/01/03(h)                             AAA      Aaa      1,100        1,104,887
=========================================================================================
                                                                              103,073,747
=========================================================================================

HAWAII-0.40%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP
  1.23%, 12/01/16 (Acquired 01/11/01; Cost
  $6,000,000)(d)(f)(g)                          A-1+       --      6,000        6,000,000
-----------------------------------------------------------------------------------------
First Union Merlots (State of Hawaii); VRD
  Unlimited Tax Series 2003 A16 GO
  1.26%, 07/01/18 (Acquired 02/27/03; Cost
  $3,905,000)(d)(f)(g)                            --   VMIG-1      3,905        3,905,000
=========================================================================================
                                                                                9,905,000
=========================================================================================

IDAHO-0.61%

Ada & Canyon (Counties of) Joint School
  District #2 Meridian; Unlimited Tax Series
  2001 GO
  6.25%, 07/30/03                                AA-      Aa2      1,455        1,479,339
-----------------------------------------------------------------------------------------
Idaho (State of); Series 2002 TAN
  3.00%, 06/30/03                              SP-1+    MIG-1     12,000       12,039,877
-----------------------------------------------------------------------------------------
Idaho (State of) Health Facilities Authority
  (St. Lukes Regional Medical Center
  Project); VRD Series 1995 RB
  (LOC-Bayerische Landesbank)
  1.15%, 05/01/22(e)(k)                           --   VMIG-1      1,500        1,500,000
=========================================================================================
                                                                               15,019,216
=========================================================================================


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ILLINOIS-14.11%

ABN AMRO Munitops Ctfs. Trust (City of
  Chicago); Refunding VRD Ltd. Tax Multistate
  Non-AMT Series 2001-34 Ctfs.
  1.23%, 07/01/07 (Acquired 11/15/01; Cost
  $10,000,000)(d)(f)(g)                           --   VMIG-1    $10,000   $   10,000,000
-----------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); VRD Series 2002-190
  Class A RB
  1.25%, 06/05/14 (Acquired 05/06/02; Cost
  $10,130,000)(d)(f)(g)                          A-1       --     10,130       10,130,000
-----------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 Class A RB
  1.25%, 03/15/07 (Acquired 08/26/99; Cost
  $10,000,000)(d)(f)(g)                          A-1       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
Chicago (City of); Unlimited Equipment Notes
  Tax Series 1996 GO
  5.60%, 01/01/04(h)                             AAA      Aaa      1,635        1,686,695
-----------------------------------------------------------------------------------------
Chicago (City of); Unlimited Projects &
  Refunding Tax Series 2002 A GO
  5.00%, 01/01/04(h)                             AAA      Aaa      3,175        3,260,727
-----------------------------------------------------------------------------------------
Chicago (City of); Unlimited Tax Series 2003
  GO (LOC-Landesbank Hessen-Thuringen)
  1.22%, 01/07/04(b)(e)                        SP-1+    MIG-1     15,000       15,000,000
-----------------------------------------------------------------------------------------
Chicago (City of) Public Building Commission;
  Building Series 1993 A RB
  5.75%, 12/01/03(b)(c)                          AAA      Aaa      7,000        7,356,636
-----------------------------------------------------------------------------------------
Chicago (City of) Skyway Toll Bridge;
  Refunding Series 1994 RB
  6.75%, 01/01/04(b)(c)                          AAA       --      1,000        1,062,346
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP
  1.30%, 01/01/35 (Acquired 04/02/01; Cost
  $4,950,000)(d)(f)(g)                          A-1+       --    $ 4,950   $    4,950,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Park
  District); VRD Series 2002-1306 COP
  1.23%, 01/01/29 (Acquired 05/05/02; Cost
  $5,500,000)(d)(f)(g)                          A-1+       --      5,500        5,500,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water
  & Sewer); VRD Series 2001-1308 COP
  1.23%, 11/01/26 (Acquired 12/12/01; Cost
  $8,655,000)(d)(f)(g)                          A-1+       --      8,655        8,655,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Cook County Regional
  Transportation Authority); VRD Series
  2000-1303 COP
  1.23%, 07/01/23 (Acquired
  03/26/01-05/30/01; Cost
  $19,000,000)(d)(f)(g)                         A-1+       --     19,000       19,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  VRD Series 2000-1304 COP
  1.23%, 06/01/21 (Acquired 06/27/00; Cost
  $7,340,000)(d)(f)(g)                          A-1+       --      7,340        7,340,000
-----------------------------------------------------------------------------------------
First Union Merlots (Central Lake County
  Joint Action Water Agency); Refunding VRD
  Series 2003 B18 RB
  1.26%, 05/01/20 (Acquired 02/19/03; Cost
  $3,165,000)(d)(f)(g)                            --   VMIG-1      3,165        3,165,000
-----------------------------------------------------------------------------------------
First Union Merlots (City of Chicago); GO
  1.26%, VRD Ltd. Tax Series 2000 A12
    01/01/23 (Acquired 10/13/00; Cost
    $10,000,000)(d)(f)(g)                         --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
  1.26%, VRD Ltd. Tax Series 2002 A44
    01/01/20 (Acquired 08/02/02; Cost
    $7,885,000)(d)(f)(g)                          --   VMIG-1      7,885        7,885,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

First Union Merlots (Cook County); Unlimited
  Tax Series 2003 B11 GO
  1.26%, 11/15/25 (Acquired 01/29/03; Cost
  $3,500,000)(d)(f)(g)                            --   VMIG-1    $ 3,500   $    3,500,000
-----------------------------------------------------------------------------------------
First Union Merlots (Cook County Regional
  Transportation Authority); GO
  1.26%, VRD Series 2001 A93 07/01/27
    (Acquired 10/10/01; Cost
    $3,690,000)(d)(f)(g)                          --   VMIG-1      3,690        3,690,000
-----------------------------------------------------------------------------------------
  1.26%, VRD Unlimited Tax Series 2002 A41
    06/01/17 (Acquired 07/25/02-10/31/02;
    Cost $18,000,000)(d)(f)(g)                    --   VMIG-1     18,000       18,000,000
-----------------------------------------------------------------------------------------
First Union Merlots (State of Illinois); VRD
  Unlimited Tax Series 2001 A124 GO
  1.26%, 11/01/26 (Acquired
  11/26/01-08/28/02; Cost
  $6,570,000)(d)(f)(g)                           A-1       --      6,570        6,570,000
-----------------------------------------------------------------------------------------
First Union Merlots (University of Illinois);
  VRD Series 2000 S RB
  1.26%, 04/01/30 (Acquired
  03/20/00-02/12/01; Cost
  $7,400,000)(d)(f)(g)                            --   VMIG-1      7,400        7,400,000
-----------------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series
  1993 GO
  5.70%, 04/01/03(b)(c)                          NRR      NRR      2,000        2,040,000
-----------------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series
  1994 GO
  5.25%, 04/01/03                                 --      Aa2      2,980        2,980,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons);
  VRD Series 1996 RB (LOC-Northern Trust Co.)
  1.25%, 08/01/26(d)(e)                         A-1+       --     10,000       10,000,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Bochasanwais Shree Akshar Inc.
  Project); VRD Series 2002 RB (LOC-Comerica
  Bank Texas)
  1.15%, 06/01/17(d)(e)                          A-1       --    $ 9,500   $    9,500,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Chicago Commons Association
  Project); VRD Series 1999 RB (LOC-Bank of
  America NT & SA)
  1.15%, 01/01/29(d)(e)                         A-1+       --      3,900        3,900,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Evanston Northwestern); VRD
  Series 2001 C RB
  1.15%, 05/01/31(d)                            A-1+   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Institute of Gas Technology
  Project); Refunding VRD Series 1999 IDR
  (LOC-Harris Trust & Savings Bank)
  1.20%, 09/01/24(d)(e)                         A-1+       --      2,400        2,400,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Jewish Charities Program); VRD
  Series 2002 RAN (LOC-Harris Trust & Savings
  Bank)
  1.20%, 06/30/03(d)(e)                         A-1+       --      4,970        4,970,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Jewish Charities Program); VRD
  Series 2003 B RN (LOC-Harris Trust &
  Savings Bank)
  1.20%, 06/30/03(d)(e)                         A-1+       --      6,360        6,360,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Lyric Opera Chicago Project);
  VRD Series 1994 RB (LOC-Northern Trust Co.;
  Harris Trust & Savings Bank; Bank One N.A.)
  1.15%, 12/01/28(d)(e)                          A-1   VMIG-1     48,600       48,600,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); Refunding VRD Series 2001 RB
  (LOC-LaSalle Bank N.A.)
  1.17%, 07/01/41 (Acquired 01/29/03; Cost
  $1,695,000)(d)(e)(g)                           A-1       --    $ 1,695   $    1,695,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Sacred Heart Schools Project);
  VRD Series 2003 RB (LOC-Fifth Third Bank)
  1.15%, 07/01/33(d)(e)                           --   VMIG-1      2,300        2,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); VRD Series 2002 RB
  (LOC-American National Bank & Trust)
  1.20%, 09/01/32(d)(e)                           --   VMIG-1      4,800        4,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); Refunding
  VRD Series 2002 RB (LOC-Fifth Third Bank)
  1.20%, 03/01/32(d)(e)                           --   VMIG-1      3,300        3,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lake County Family YMCA
  Project); Refunding VRD Series 2000 RB
  (LOC-Harris Trust & Savings Bank)
  1.15%, 11/01/30(d)(e)                         A-1+       --      1,400        1,400,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Northwestern University);
  Refunding
  VRD Series 1985 L RB
  1.20%, 12/15/25(d)(e)                           --   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Saint Xavier University
  Project); Refunding VRD Series 2002 A RB
  (LOC-LaSalle Bank N.A.)
  1.17%, 10/01/32(d)(e)                          A-1       --      3,800        3,800,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Bensenville Home Society); VRD
  Series 1989 A RB (LOC-American National
  Bank & Trust)
  1.20%, 02/15/19(d)(e)                          A-1       --    $ 1,200   $    1,200,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Edward Hospital Obligated
  Group); VRD Series 2001 C RB
  1.15%, 02/01/34(d)(h)                          A-1   VMIG-1     21,800       21,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Franciscan Eldercare Project);
  Refunding VRD Series 1996 C RB (LOC-LaSalle
  National Bank)
  1.20%, 05/15/26(d)(e)                          A-1       --      1,420        1,420,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Memorial Health System);
  Refunding VRD Series 1997 RB
  5.25%, 10/01/03(h)                              --      Aaa      1,190        1,213,659
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  Refunding VRD Series 2002 A RB
  1.20%, 08/15/09(k)                            A-1+   VMIG-1      5,525        5,525,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  VRD Series 1995 RB
  1.15%, 08/15/25(k)                            A-1+   VMIG-1      5,200        5,200,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Swedish Covenant Hospital
  Project); VRD Series 1995 RB
  1.17%, 08/01/25(d)(h)                         A-1+   VMIG-1      2,600        2,600,000
-----------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding VRD Toll Highway Series 1998 B RB
  1.20%, 01/01/16(d)(h)                           --   VMIG-1      8,800        8,800,000
-----------------------------------------------------------------------------------------
  1.20%, 01/01/17(d)(h)                           --   VMIG-1      4,600        4,600,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Jackson-Union (Counties of) Regional Port
  District (Kinder Morgan Operating L.P.);
  Refunding VRD Series 1994 RB (LOC-First
  Union National Bank)
  1.17%, 04/01/24(d)(e)                          A-1   VMIG-1    $ 1,750   $    1,750,000
-----------------------------------------------------------------------------------------
McCook (City of) (The Illinois St. Andrew
  Society); VRD Series 1996 A RB
  (LOC-Northern Trust Co.)
  1.20%, 12/01/21(d)(e)                         A-1+       --      2,800        2,800,000
-----------------------------------------------------------------------------------------
Orland Hills (City of); VRD Multi-Family
  Housing Series 1995 A RB (LOC-LaSalle
  National Bank)
  1.15%, 12/01/04(d)(e)                          A-1       --      1,470        1,470,000
-----------------------------------------------------------------------------------------
Sangamon (County of) School District (#186
  Springfield); Series 2002 TAN
  2.00%, 12/18/03                              SP-1+       --      5,000        5,030,205
=========================================================================================
                                                                              346,605,268
=========================================================================================

INDIANA-2.49%

ABN AMRO Munitops Ctfs. Trust (City of
  Indianapolis Bond Bank-Waterworks); Non-AMT
  VRD Series 2002-7 Ctfs.
  2.00%, 05/21/03 (Acquired 05/30/02; Cost
  $10,000,000)(b)(f)(g)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Advanced
  Funding Program Notes); Series 2003 A RN
  2.00%, 01/27/04(h)                           SP-1+    MIG-1      2,500        2,518,334
-----------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Historical Society); VRD
  Educational Facilities Series 1996 IDR
  (LOC-Bank One Indiana N.A.)
  1.20%, 08/01/31 (Acquired
  01/23/02-07/31/02; Cost
  $4,400,000)(d)(e)(g)                           A-1       --      4,400        4,400,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

INDIANA-(CONTINUED)

Indiana (State of) Educational Facilities
  Authority (DePauw University Project); VRD
  Educational Facilities Series 2002 RB
  (LOC-Northern Trust Co.)
  1.15%, 07/01/32(e)(k)                           --   VMIG-1    $ 1,050   $    1,050,000
-----------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Franklin College Project); VRD
  Educational Facilities Series 1999 RB
  (LOC-Bank One Indiana N.A.)
  1.20%, 10/01/19(d)(e)                          A-1       --      1,525        1,525,000
-----------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Hospital
  Projects); VRD Hospital Series 2000 A RB
  (LOC-Bank of America N.A.)
  1.15%, 07/01/28(d)(e)                         A-1+       --      9,915        9,915,000
-----------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Mental
  Health & Rehabilitation); VRD Series 1990
  RB (LOC-LaSalle National Bank)
  1.20%, 11/01/20(d)(e)                          A-1       --      2,360        2,360,000
-----------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Deaconess Hospital
  Inc.); VRD Hospital Series 1992 RB
  (LOC-Fifth Third Bank)
  1.20%, 01/01/22(d)(e)                           --   VMIG-1      8,500        8,500,000
-----------------------------------------------------------------------------------------
Indianapolis (City of) Local Public
  Improvement Bond Bank; Series 2003 A RN
  2.00%, 07/08/03                              SP-1+       --      5,350        5,362,404
-----------------------------------------------------------------------------------------
Indianapolis (City of) Local Public
  Improvement Bond Bank; Series 2003 C RN
  2.00%, 07/08/03                              SP-1+       --      3,925        3,934,100
-----------------------------------------------------------------------------------------
Indianapolis (City of) Marion (County of)
  Public Library; Unlimited Tax Series 2002 B
  GO
  2.50%, 07/01/03                                 --      Aa2      1,000        1,002,604
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indianapolis (City of) School Commission;
  Unlimited Tax Series 2002 GO
  2.00%, 07/15/03                                 AA       --    $ 3,225   $    3,227,741
-----------------------------------------------------------------------------------------
New Albany (City of) Sewer Works; Refunding
  Series 2003 RB
  2.00%, 09/01/03(h)                             AAA      Aaa      1,235        1,239,831
-----------------------------------------------------------------------------------------
Perry (Township of) Multi-School Building
  Corp.; First Meeting Series 1993 RB
  5.20%, 07/15/03(b)(c)                           --      Aa3      1,000        1,031,613
-----------------------------------------------------------------------------------------
Purdue University; Refunding Student Fee
  Series 2002 R RB
  4.00% 07/01/03                                  AA      Aa1      5,055        5,086,681
=========================================================================================
                                                                               61,153,308
=========================================================================================

IOWA-0.78%

Hills (City of) (Mercy Hospital Project); VRD
  Healthcare Series 2002 RB (LOC-U.S. Bank
  N.A.)
  1.15%, 08/01/32(e)(k)                           --   VMIG-1      2,700        2,700,000
-----------------------------------------------------------------------------------------
Iowa City (City of) (ACT, Inc.); VRD Series
  2001 RB
  1.25%, 04/01/32(k)                             A-1       --      7,000        7,000,000
-----------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority (St. Ambrose University Project);
  VRD Series 1999 RB (LOC-Wells Fargo Bank
  N.A.)
  1.15%, 10/01/09(d)(e)                         A-1+       --      1,100        1,100,000
-----------------------------------------------------------------------------------------
Iowa (State of) School Cash Anticipation
  Program; Series 2002 TRAN
  2.75%, 06/20/03(h)                             AAA      Aaa      8,250        8,269,564
=========================================================================================
                                                                               19,069,564
=========================================================================================

KANSAS-0.98%

Johnson (County of) Unified School District
  #229; Unlimited Tax Series 1994 A GO
  6.25%, 10/01/03                                 AA      Aa1      1,180        1,210,416
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

KANSAS-(CONTINUED)

Kansas (State of) Development Finance
  Authority (Village Shalom Obligation
  Group); VRD Series 1998 BB RB (LOC-LaSalle
  National Bank)
  1.15%, 11/15/28(e)(k)                          A-1       --    $ 5,600   $    5,600,000
-----------------------------------------------------------------------------------------
Lenexa (City of) Health Care Facilities
  (Lakeview Village Inc. Project); VRD Series
  2002 B RB (LOC-LaSalle Bank N.A.)
  1.20%, 05/15/32(d)(e)                          A-1       --      7,500        7,500,000
-----------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project); VRD
  Series 2002 B RB (LOC-Bank of America N.A.)
  1.20%, 11/01/18(d)(e)                           --   VMIG-1      3,000        3,000,000
-----------------------------------------------------------------------------------------
Shawnee (County of); Unlimited Refunding &
  Improvement Tax Series 2002 GO
  2.75%, 09/01/03(h)                              --      Aaa      2,980        2,996,808
-----------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); VRD Series 1998
  XI RB (LOC-Bank of America NT & SA)
  1.20%, 08/01/09 (Acquired 02/15/01; Cost
  $3,900,000)(d)(e)(g)                          A-1+       --      3,900        3,900,000
=========================================================================================
                                                                               24,207,224
=========================================================================================

KENTUCKY-3.25%

Kentucky Asset/Liability Commission General
  Fund; Series 2002 A TRAN
  2.75%, 06/26/03                              SP-1+    MIG-1     13,750       13,784,776
-----------------------------------------------------------------------------------------
Kentucky Asset/Liability Commission General
  Fund; Series 2002 B TRAN
  1.30%, 06/26/03(m)                           SP-1+    MIG-1      5,000        5,000,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
KENTUCKY-(CONTINUED)

Kentucky (State of) Area Developing Districts
  Financing Trust (Weekly Acquisition Lease
  Program-Ewing); VRD Series 2000 RB
  (LOC-First Union National Bank)
  1.27%, 06/01/33(d)(e)                          A-1       --    $30,200   $   30,200,000
-----------------------------------------------------------------------------------------
Kentucky (State of) Interlocal School
  Transportation Association; Series 2002
  TRAN
  3.00%, 06/30/03                              SP-1+    MIG-1      5,000        5,016,492
-----------------------------------------------------------------------------------------
Newport (City of) League of Cities Funding
  Trust Lease Program; VRD Series 2002 RB
  (LOC-U.S. Bank N.A.)
  1.20%, 04/01/32(d)(e)                           --   VMIG-1     25,900       25,900,000
=========================================================================================
                                                                               79,901,268
=========================================================================================

LOUISIANA-0.75%

Eagle Tax Exempt Trust (City of New Orleans);
  VRD Series 2000-1801 COP
  1.23%, 12/01/21 (Acquired 10/10/00; Cost
  $6,000,000)(d)(f)(g)                          A-1+       --      6,000        6,000,000
-----------------------------------------------------------------------------------------
Jefferson (Parish of) Industrial Development
  Board (George J Ackel Sr. Project);
  Refunding VRD Series 1986 IDR (LOC-Regions
  Bank)
  1.25%, 12/01/04(d)(e)                           --   VMIG-1      3,440        3,440,000
-----------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Glen Retirement System Project);
  VRD Series 2001 RB (LOC-Amsouth Bank)
  1.40%, 09/01/16 (Acquired 08/15/01; Cost
  $3,700,000)(d)(e)(g)                            --   VMIG-1      3,700        3,700,000
-----------------------------------------------------------------------------------------
Shreveport (City of) Water & Sewer; Refunding
  Series 2002 A RB
  4.00%, 12/01/03(h)                             AAA      Aaa      5,275        5,360,902
=========================================================================================
                                                                               18,500,902
=========================================================================================

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


MAINE-0.33%

Cumberland (County of); Unlimited Tax Series
  2003 TRAN
  2.00%, 11/14/03(l)                              --       --    $ 8,000   $    8,044,124
=========================================================================================

MARYLAND-0.70%

Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD
  Series 1997 C RB (LOC-Branch Banking &
  Trust)
  1.20%, 01/01/27(d)(e)                          A-1       --      3,500        3,500,000
-----------------------------------------------------------------------------------------
Hyattsville (City of) Industrial Development
  (Safeway Inc. Projects); Refunding VRD
  Series 1991 IDR (LOC-Deutsche Bank Trust
  Co. of America)
  1.45%, 06/02/03(b)(e)                         A-1+       --      1,335        1,335,000
-----------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (Associated Projects); VRD Series
  2002 A RB (LOC-Bank of America N.A.)
  1.15%, 12/01/31(d)(e)                         A-1+       --      4,000        4,000,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (Washington Suburban Sanitary
  District); VRD Floating Rate Trust Ctfs.
  Unlimited Tax Series 2000-246 GO
  1.21%, 06/01/09 (Acquired 03/02/00; Cost
  $8,305,000)(d)(f)(g)                            --   VMIG-1      8,305        8,305,000
=========================================================================================
                                                                               17,140,000
=========================================================================================

MASSACHUSETTS-0.10%

Massachusetts (State of); Limited Tax Series
  2001 A BAN
  4.00%, 09/01/03                              SP-1+    MIG-1      1,500        1,518,105
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of) Health & Educational
  Facilities Authority (Faulkner Hospital);
  Refunding Series 1993 C RB
  6.00%, 07/01/03(b)(c)                          NRR      NRR    $ 1,000   $    1,031,923
=========================================================================================
                                                                                2,550,028
=========================================================================================

MICHIGAN-2.61%

Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); VRD Ltd.
  Tax Obligation Series 1998 IDR
  (LOC-Comerica Bank)
  1.20%, 10/01/23(d)(e)(l)                        --       --      9,200        9,200,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Detroit
  School District); VRD Unlimited Tax Series
  2002-6014 Class A COP
  1.23%, 05/01/32 (Acquired 11/06/02; Cost
  $7,105,000)(d)(f)(g)                           A-1       --      7,105        7,105,000
-----------------------------------------------------------------------------------------
First Union Merlots (City of Detroit Sewage
  Disposal System); VRD Series 2001 A112 RB
  1.26%, 07/01/32 (Acquired 10/31/01; Cost
  $4,960,000)(d)(f)(g)                            --   VMIG-1      4,960        4,960,000
-----------------------------------------------------------------------------------------
First Union Merlots (City of Detroit Water
  Supply System); VRD Sr. Lien Series 1999 D
  RB
  1.26%, 07/01/29 (Acquired 01/21/00; Cost
  $10,000,000)(d)(f)(g)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Crittenton Hospital Project);
  Refunding VRD Hospital Series 2002 B RB
  (LOC-Comerica Bank)
  1.20%, 03/01/27(d)(e)                           --   VMIG-1      7,000        7,000,000
-----------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority (Parks of Taylor Apartments
  Project); VRD Multi-Family Series 2002 A RB
  (CEP-Federal National Mortgage Association)
  1.15%, 08/15/32(d)                            A-1+       --      4,135        4,135,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Michigan (State of) Strategic Fund (260 Brown
  St. Associates Project); VRD Convertible
  Ltd. Tax Obligation Series 1985 RB
  (LOC-Comerica Bank)
  1.25%, 10/01/15(e)(j)                           --   VMIG-1    $ 3,380   $    3,380,000
-----------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Detroit
  Symphony); VRD Ltd. Obligation Series 2001
  A RB (LOC-Standard Federal Bank)
  1.15%, 06/01/31(e)(k)                          A-1       --      3,100        3,100,000
-----------------------------------------------------------------------------------------
Oakland (County of) Economic Development
  Corp. (Rochester College Project); VRD Ltd.
  Obligations Series 2001 RB (LOC-Bank One
  Michigan)
  1.25%, 08/01/21(d)(e)                           --   VMIG-1      4,161        4,161,000
-----------------------------------------------------------------------------------------
River Rouge (City of) School District;
  Unlimited Tax Series 1993 GO
  5.63%, 05/01/03(b)(c)                          AAA      Aaa      5,000        5,092,163
-----------------------------------------------------------------------------------------
Southfield (City of) Economic Development
  (Lawrence Tech University Project); VRD
  Series 2001 RB (LOC-Bank One Michigan)
  1.20%, 10/01/31(d)(e)                          A-1       --      6,000        6,000,000
=========================================================================================
                                                                               64,133,163
=========================================================================================

MINNESOTA-5.51%

Golden Valley (City of) Industrial
  Development (Unicare Homes Inc. Project);
  VRD Series 1984 IDR (LOC-Bank of America
  N.A.)
  1.24%, 09/01/14(d)(e)                         A-1+       --      3,900        3,900,000
-----------------------------------------------------------------------------------------
Mankato (City of) (Highland Hills of Mankato
  Project); Refunding VRD Multi-Family
  Housing Series 1997 RB (LOC-U.S. Trust Bank
  N.A.)
  1.20%, 05/01/27(e)(k)                          A-1       --      1,300        1,300,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

Merrill Lynch P-Floats (State of Minnesota);
  Unlimited Tax Series 2003 PT-752 GO
  1.05%, 09/04/03 (Acquired 03/06/03; Cost
  $11,665,000)(b)(f)(g)                          A-1       --    $11,665   $   11,665,000
-----------------------------------------------------------------------------------------
Minneapolis (City of) (Minnehaha Academy
  Project); VRD Series 2001 RB (LOC-Firstar
  Bank N.A.)
  1.25%, 05/01/26(e)(k)(l)                        --       --      2,500        2,500,000
-----------------------------------------------------------------------------------------
Minnesota (State of); Unlimited Tax Series
  1995 GO
  5.00%, 08/01/03                                AAA      Aaa      1,300        1,316,185
-----------------------------------------------------------------------------------------
Minnesota (State of); Unlimited Tax Series
  1999 GO
  4.75%, 08/01/03                                AAA      Aaa      2,000        2,023,239
-----------------------------------------------------------------------------------------
Minnesota (State of) School Districts Tax and
  Aid Anticipation Borrowing Ctfs. Program;
  Aid Anticipation Notes Series 2002 A COP
  2.25%, 08/20/03                                 --    MIG-1     20,000       20,056,819
-----------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Commercial Paper Notes
  1.00%, Series 2000B 04/09/03                  A-1+       --     20,500       20,500,000
-----------------------------------------------------------------------------------------
  1.00%, Series 2000C 05/14/03                  A-1+       --      9,500        9,500,000
-----------------------------------------------------------------------------------------
  1.00%, Series 2001C 05/15/03                  A-1+       --      8,000        8,000,000
-----------------------------------------------------------------------------------------
  1.00%, Series 2000C 05/19/03                  A-1+       --     10,900       10,900,000
-----------------------------------------------------------------------------------------
  1.00%, Series 2001A 05/20/03                  A-1+       --     15,000       15,000,000
-----------------------------------------------------------------------------------------
  1.05%, Series 2001B 06/11/03                  A-1+   VMIG-1     10,600       10,600,000
-----------------------------------------------------------------------------------------
Roseville (City of) Health Care Facilities
  (Presbyterian Homes Project); Refunding VRD
  Series 2002 RB (LOC-U.S. Bank N.A.)
  1.20%, 10/01/29(e)(k)                           --   VMIG-1      1,140        1,140,000
-----------------------------------------------------------------------------------------
Roseville (City of) Private School Facilities
  (Northwestern College Project); VRD Series
  2002 RB (LOC-M&I Bank)
  1.20%, 11/01/22(e)(k)                           --   VMIG-1      3,725        3,725,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

MINNESOTA-(CONTINUED)

St. Paul (City of) Housing and Redevelopment
  Authority (Science Museum of Minnesota);
  VRD Series 1997 A RB (LOC-First Interstate
  Bank)
  1.20%, 05/01/27(d)(e)                           --   VMIG-1    $13,160   $   13,160,000
=========================================================================================
                                                                              135,286,243
=========================================================================================

MISSISSIPPI-1.09%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water
  & Sewer); VRD Multistate Non-AMT Series
  2002-22 Ctfs.
  1.65%, 09/10/03 (Acquired 10/03/02; Cost
  $9,995,000)(b)(f)(g)                            --   VMIG-1      9,995        9,995,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (State of
  Mississippi); VRD Unlimited Tax Series
  2002-6018 A COP
  1.23%, 11/01/22 (Acquired 11/20/02; Cost
  $3,200,000)(d)(f)(g)                          A-1+       --      3,200        3,200,000
-----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A
  RB (LOC-Bank One Louisiana)
  1.20%, 11/01/18(d)(e)                          A-1       --      4,600        4,600,000
-----------------------------------------------------------------------------------------
University of Mississippi Educational
  Building Corp. (Campus Improvements
  Project); VRD Series 2000 RB
  1.22%, 10/01/20(d)(h)                           --   VMIG-1      8,900        8,900,000
=========================================================================================
                                                                               26,695,000
=========================================================================================

MISSOURI-1.83%

Independence (City of) Industrial Development
  Authority (Groves and Graceland Project);
  VRD Development Series 1997 A IDR
  (LOC-Dexia Credit Local)
  1.15%, 11/01/27(e)(k)                         A-1+       --      3,100        3,100,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

Kansas (City of) Industrial Development
  Authority (Baptist Health System); VRD
  Hospital Series 1988 A IDR (LOC-Bank of
  America N.A.)
  1.25%, 08/01/18(d)(e)                           --   VMIG-1    $ 2,705   $    2,705,000
-----------------------------------------------------------------------------------------
Kansas (City of) Industrial Development
  Authority (Cloverset Apartments Project);
  Refunding VRD Multi-Family Housing Series
  2002 IDR (CEP-Federal National Mortgage
  Association)
  1.15%, 09/15/32(d)                              --   VMIG-1      4,440        4,440,000
-----------------------------------------------------------------------------------------
Kansas (City of) Industrial Development
  Authority (Research Health Services
  System); Refunding VRD Series 1985 IDR
  1.20, 04/15/15(h)(k)                          A-1+   VMIG-1      1,200        1,200,000
-----------------------------------------------------------------------------------------
Missouri (State of) Environmental Improvement
  & Energy Resource Authority; (Monsanto Co.
  Project); Refunding VRD Pollution Control
  Series 1993 IDR
  1.15%, 06/01/23(d)                              --      P-1      2,500        2,500,000
-----------------------------------------------------------------------------------------
Missouri (State of) Health and Educational
  Facilities Authority (Assemblies of God
  College Project); VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.15%, 05/01/26(d)(e)                           --   VMIG-1      6,800        6,800,000
-----------------------------------------------------------------------------------------
Missouri (State of) Health and Educational
  Facilities Authority (Drury College);
  Refunding Educational Facilities Series
  1999 RB (LOC-Mercantile Bank N.A.)
  1.20%, 08/15/24(e)(k)                           --   VMIG-1      9,755        9,755,000
-----------------------------------------------------------------------------------------
Missouri (State of) Health and Educational
  Facilities Authority (Missouri Valley
  College); Refunding VRD Educational
  Facilities Series 2001 RB (LOC-U.S. Bank
  N.A.)
  1.20%, 10/01/31(e)(k)                          A-1       --      2,880        2,880,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

MISSOURI-(CONTINUED)

Missouri (State of) Health and Educational
  Facilities Authority (Rockhurst
  University); VRD Educational Facilities
  Series 2002 RB (LOC-Bank of America N.A.)
  1.15%, 11/01/32(e)(k)                         A-1+       --    $ 3,000   $    3,000,000
-----------------------------------------------------------------------------------------
St. Louis (City of) Airport; Series 2000 RB
  6.13%, 07/01/03(b)(c)                          NRR      NRR      3,500        3,578,977
-----------------------------------------------------------------------------------------
St. Louis (City of) Regional Convention &
  Sports Complex Authority; Series 1991 C RB
  7.90%, 08/15/03(b)(c)                          AAA      Aaa      2,005        2,051,695
-----------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Friendship Village of South
  County); VRD Series 2002 B IDR (LOC-LaSalle
  Bank N.A.)
  1.20%, 09/01/22(d)(e)                          A-1       --      2,915        2,915,000
=========================================================================================
                                                                               44,925,672
=========================================================================================

MONTANA-0.38%

Great Falls (City of) Industrial Development
  Authority (Safeway Inc. Project); Refunding
  VRD Series 1991 IDR (LOC-Deutsche Bank
  A.G.)
  1.45%, 06/02/03(b)(e)                         A-1+       --      1,230        1,230,000
-----------------------------------------------------------------------------------------
Havre (City of) Industrial Development
  (Safeway Inc. Project); Refunding Series
  1991 IDR (LOC-Deutsche Bank A.G.)
  1.45%, 06/02/03(b)(e)                         A-1+       --      1,130        1,130,000
-----------------------------------------------------------------------------------------
Montana (State of) Facilities Financing
  Authority (Mission Ridge Project); VRD
  Series 2002 RB (LOC-LaSalle Bank N.A.)
  1.20%, 08/01/27(d)(e)(i)                        --       --      7,000        7,000,000
=========================================================================================
                                                                                9,360,000
=========================================================================================


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

NEBRASKA-2.33%

American Public Energy Agency (Nebraska
  Public Gas Agency Project); Series 1998 C
  RB
  3.80%, 09/01/03(h)                             AAA      Aaa    $ 3,350   $    3,383,352
-----------------------------------------------------------------------------------------
Nebhelp Inc; VRD Multimode Series 1985 A RB
  1.20%, 12/01/15(d)(h)                         A-1+   VMIG-1      5,995        5,995,000
-----------------------------------------------------------------------------------------
Nebhelp Inc; VRD Multimode Series 1985 B RB
  1.20%, 12/01/15(d)(h)                         A-1+   VMIG-1      3,590        3,590,000
-----------------------------------------------------------------------------------------
Nebhelp Inc; VRD Multimode Series 1985 D RB
  1.20%, 12/01/15(d)(h)                         A-1+   VMIG-1      4,865        4,865,000
-----------------------------------------------------------------------------------------
Nebhelp Inc; VRD Multimode Series 1985 E RB
  1.20%, 12/01/15(d)(h)                         A-1+   VMIG-1     27,335       27,335,000
-----------------------------------------------------------------------------------------
Nebraska (State of) Educational Finance
  Authority (Creighton University Project);
  VRD Series 2003 RB
  1.15%, 03/01/33(h)(k)                           --   VMIG-1      5,000        5,000,000
-----------------------------------------------------------------------------------------
Nebraska (State of) Public Power District;
  Refunding General Series 1998 A RB
  5.25%, 01/01/04(h)                             AAA      Aaa      7,000        7,204,177
=========================================================================================
                                                                               57,372,529
=========================================================================================

NEVADA-0.30%

ABN AMRO Munitops Ctfs. Trust (County of
  Washoe); Refunding VRD Ltd. Tax Series
  2001-24 Single Asset Trust Ctfs.
  1.23%, 07/01/09 (Acquired
  06/21/01-11/19/02; Cost
  $5,500,000)(d)(f)(g)                            --   VMIG-1      5,500        5,500,000
-----------------------------------------------------------------------------------------
Las Vegas (City of); Ltd. Tax Sewer & Flood
  Control Series 2001 GO
  5.00%, 04/01/03(h)                             AAA      Aaa      2,000        2,000,000
=========================================================================================
                                                                                7,500,000
=========================================================================================

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


NEW HAMPSHIRE-0.22%

Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (New Hampshire Higher
  Education & Health Facilities Authority);
  Refunding VRD Series 2003-772 RB
  1.21%, 01/01/17 (Acquired 01/22/03; Cost
  $5,475,000)(d)(f)(g)                           A-1       --    $ 5,475   $    5,475,000
=========================================================================================

NEW MEXICO-1.57%

New Mexico (State of); Series 2002 TRAN
  2.25%, 06/30/03                              SP-1+    MIG-1      9,000        9,023,217
-----------------------------------------------------------------------------------------
New Mexico (State of); Series 2002 TRAN
  3.00%, 06/30/03                              SP-1+    MIG-1     16,000       16,058,249
-----------------------------------------------------------------------------------------
New Mexico (State of); Series 2002 A TRAN
  2.50%, 06/30/03                              SP-1+    MIG-1      5,000        5,015,973
-----------------------------------------------------------------------------------------
New Mexico (State of) Commission on Tax; Sr.
  Sub Lien Series 2000 A RB
  5.50% 06/15/03                                 AA+      Aa2      1,000        1,009,215
-----------------------------------------------------------------------------------------
New Mexico (State of) Commission on Tax; Sr.
  Sub Lien Series 2001 A RB
  4.75% 06/15/03                                 AA+      Aa2      6,000        6,045,186
-----------------------------------------------------------------------------------------
New Mexico (State of) Hospital Equipment Loan
  Council (Dialysis Clinic Inc. Project); VRD
  Series 2000 RB (LOC-SunTrust Bank N.A.)
  1.30%, 07/01/25(d)(e)                           --   VMIG-1      1,390        1,390,000
=========================================================================================
                                                                               38,541,840
=========================================================================================

NORTH CAROLINA-3.71%

Coastal Regional Solid Waste Management
  Authority; Refunding Solid Waste Disposal
  System Series 1999 RB
  4.00%, 06/01/03(h)                             AAA      Aaa      1,000        1,004,840
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Financing Agency (Elon College); Refunding
  VRD Series 2001 A RB (LOC-Bank of America
  N.A.)
  1.15%, 01/01/14(d)(e)(i)                        --       --    $ 9,520   $    9,520,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (NCA&T University
  Foundation); VRD Housing Facilities Series
  2001 RB (LOC-First Union National Bank)
  1.25%, 07/01/32(d)(e)                           --   VMIG-1     18,990       18,990,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (Wolfpack Club Project);
  Refunding VRD Series 2002 RB (LOC-Bank of
  America N.A.)
  1.20%, 04/01/12(d)(e)(i)                        --       --     23,500       23,500,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Educational
  Facilities Financing Agency (Gaston Day
  School); VRD Educational Facilities Series
  2000 RB (LOC-Bank of America N.A.)
  1.15%, 07/01/20(d)(e)(i)                        --       --      3,090        3,090,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Community Health Care Facilities (Cleveland
  Regional Medical Center Project); VRD
  Series 2001 RB (LOC-Bank of America N.A.)
  1.20%, 01/01/18(d)(e)(i)                        --       --     28,865       28,865,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Community Hospital (Duke University
  Hospital Project);
  VRD Series 1985 B RB
  1.27%, 06/01/15(d)                             A-1   VMIG-1      2,000        2,000,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 C RB
  1.27%, 06/01/15(d)                             A-1   VMIG-1      3,120        3,120,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 D RB
  1.27%, 06/01/15(d)                             A-1   VMIG-1      1,000        1,000,000
=========================================================================================
                                                                               91,089,840
=========================================================================================

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


OHIO-5.25%

Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project);
  Refunding & Improvement VRD Series 2001 RB
  (LOC-National City Bank)
  1.17%, 12/01/21(d)(e)                           --   VMIG-1    $12,075   $   12,075,000
-----------------------------------------------------------------------------------------
Cincinnati (City of) School District; Ltd.
  School Improvement Tax Series 2002 GO
  2.00%, 06/01/03(h)                             AAA      Aaa      1,000        1,001,247
-----------------------------------------------------------------------------------------
Cleveland Heights (City of); Unlimited Tax
  Series 2003 BAN
  2.00%, 03/18/04(l)                              --       --      2,705        2,728,139
-----------------------------------------------------------------------------------------
Columbus (City of); Unlimited Tax Series
  1996-1 GO
  1.10%, 12/01/17(d)                            A-1+   VMIG-1      2,000        2,000,000
-----------------------------------------------------------------------------------------
Cuyahoga (County of) Continuing Care
  Facilities; Refunding VRD Series 1999 RB
  (LOC-LaSalle National Bank)
  1.15%, 02/01/29(d)(e)                         A-1+       --     21,385       21,385,000
-----------------------------------------------------------------------------------------
Delaware (County of) Industrial Development
  (Radiation Sterilizers); VRD Series 1984
  IDR (LOC-American National Bank)
  1.20%, 12/01/04(e)(j)                          A-1       --      1,300        1,300,000
-----------------------------------------------------------------------------------------
Franklin (County of) (Children's Hospital);
  Refunding VRD Hospital Series 2002
  1.14%, 11/01/25(d)(h)                           --   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------
Franklin (County of) (Doctors OhioHealth
  Corp.); VRD Hospital Series 1998 B RB
  (LOC-National City Bank)
  1.20%, 12/01/28(d)(e)                           --   VMIG-1      6,300        6,300,000
-----------------------------------------------------------------------------------------
Kent State University; General Receipts
  Series 1998 B RB
  3.75%, 05/01/03(h)                             AAA      Aaa      1,010        1,011,707
-----------------------------------------------------------------------------------------
Kettering (City of) School District;
  Refunding Unlimited School Improvement Tax
  Series 2003 GO
  2.50%, 12/01/03                                AA-      Aa3      4,925        4,973,068
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Kettering (City of) School District;
  Unlimited Tax Series 2002 BAN
  2.00%, 06/25/03                              SP-1+    MIG-1    $15,000   $   15,029,827
-----------------------------------------------------------------------------------------
Lorain (County of) (Elyria United Methodist
  Village); Refunding VRD Hospital Series
  1996 B RB (LOC-Bank One N.A.)
  1.17%, 06/01/12(d)(e)                          A-1   VMIG-1      5,505        5,505,000
-----------------------------------------------------------------------------------------
Lorain (County of) (EMH Regional Medical
  Center Project); VRD Hospital Facilities
  Series 2001 RB (LOC-National City Bank)
  1.20%, 05/01/26(d)(e)(l)                        --       --     15,800       15,800,000
-----------------------------------------------------------------------------------------
Lorain (County of) Independent Living
  Facilities (Elyria United Methodist
  Project); VRD Series 1999 RB (LOC-Bank One
  N.A.)
  1.17%, 06/01/25(d)(e)                          A-1       --      9,640        9,640,000
-----------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group); VRD Series
  2002 B RB (LOC-Fifth Third Bank)
  1.17%, 12/01/27(d)(e)                           --   VMIG-1      7,500        7,500,000
-----------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  VRD Hospital Improvement Series 1990 RB
  (LOC-Bank One N.A.)
  1.22%, 08/01/20(d)(e)                          A-1       --      4,340        4,340,000
-----------------------------------------------------------------------------------------
Ohio (State of) Building Authority (Adult
  Correctional Building Fund); State
  Facilities Series 1993 A RB
  6.13%, 10/01/03(b)(c)                          AAA      Aa2      1,750        1,829,092
-----------------------------------------------------------------------------------------
Ohio (State of) Economic Development (Sysco
  Food Services-Cleveland); Refunding Series
  1991 RB
  6.60%, 12/01/03                                AA-       --      1,675        1,727,318
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Ohio (State of) Water Development Authority
  (Timken Co. Project); Refunding VRD Series
  1993 RB (LOC-Wachovia Bank of Georgia)
  1.20%, 05/01/07(d)(e)                          A-1       --    $ 2,200   $    2,200,000
-----------------------------------------------------------------------------------------
Plain (City of) School District; Unlimited
  Tax Series 2003 GO
  2.00%, 12/01/03(h)                             AAA      Aaa      1,540        1,549,345
-----------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial
  Hospital); VRD Series 2002 RB (LOC-Bank One
  N.A.)
  1.17%, 05/01/17(d)(e)                           --   VMIG-1      6,635        6,635,000
-----------------------------------------------------------------------------------------
Solon (City of) (Fire Station); Ltd. Tax
  Series 2002 BAN
  2.00%, 12/11/03(l)                              --       --      2,275        2,285,462
-----------------------------------------------------------------------------------------
Upper Arlington (City of); Series 2002 A BAN
  2.00%, 11/20/03                                 --    MIG-1      1,265        1,269,134
=========================================================================================
                                                                              129,084,339
=========================================================================================

OKLAHOMA-1.34%

Oklahoma (State of) Development Financing
  Authority (Capitol Dome Project); VRD
  Series 2001 RB (LOC-Bank of America N.A.)
  1.25%, 06/01/11(d)(e)                         A-1+       --      5,275        5,275,000
-----------------------------------------------------------------------------------------
Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Project); Refunding
  VRD Multi-Family Series 2000 RB
  (CEP-Federal National Mortgage Association)
  1.17%, 07/15/30(d)                            A-1+       --     27,695       27,695,000
=========================================================================================
                                                                               32,970,000
=========================================================================================

OREGON-1.14%

Lane (County of) School District #4 (J.
  Eugene); Unlimited Tax Series 2002 GO
  2.00%, 07/01/03(h)                              --      Aaa      1,190        1,191,620
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
OREGON-(CONTINUED)

Metro (Region of) (Open Spaces Program);
  Unlimited Tax Series 1995 C GO
  5.25%, 09/01/03(b)(c)                          AA+      Aa1    $ 2,000   $    2,073,875
-----------------------------------------------------------------------------------------
Multnomah (County of); Ltd. Series 2002 TRAN
  2.50%, 06/30/03                                 --    MIG-1     20,000       20,041,192
-----------------------------------------------------------------------------------------
Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Quatama Crossing LLC Housing Project); VRD
  Series 1998 RB (LOC-U.S. Bank N.A.)
  1.20%, 01/01/31(d)(e)                           --   VMIG-1      2,000        2,000,000
-----------------------------------------------------------------------------------------
Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Sacred Heart Medical Center); VRD Series
  1998 A RB (LOC-U.S. Bank N.A.)
  1.15%, 11/01/28(d)(e)                          A-1       --      1,700        1,700,000
-----------------------------------------------------------------------------------------
Portland (Community of) College District;
  Series 2003 TRAN
  2.00%, 11/28/03                                 --    MIG-1      1,000        1,006,186
=========================================================================================
                                                                               28,012,873
=========================================================================================

PENNSYLVANIA-2.59%

ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building
  Authority); VRD Non-AMT Series 2001-30
  Ctfs.
  1.20%, 09/01/09 (Acquired 10/31/02; Cost
  $5,000,000)(d)(f)(g)                            --   VMIG-1      5,000        5,000,000
-----------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Carnegie Museums of Pittsburgh);
  VRD Series 2002 IDR (LOC-Citizens Bank of
  Pennsylvania)
  1.20%, 08/01/32(d)(e)                           --   VMIG-1      3,000        3,000,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Berks (County of) Industrial Development
  Authority (Lutheran Services Northeast);
  Refunding VRD Health Care Series 1998 A IDR
  1.17%, 01/01/28(d)(h)                           --   VMIG-1    $12,680   $   12,680,000
-----------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial
  and Commercial Development Authority
  (Asbury Villas Project); Refunding VRD
  Series 2000 B IDR (LOC-LaSalle Bank N.A.)
  1.20%, 12/01/30(d)(e)                          A-1       --      2,000        2,000,000
-----------------------------------------------------------------------------------------
Delaware (County of) Industrial Development
  Authority (Scott Paper Co.); VRD Solid
  Waste Series 1984 B IDR (CEP-Kimberly-Clark
  Corp.)
  1.15%, 12/01/18(d)                             A-1       --      1,000        1,000,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Delaware Valley
  Regional); VRD Series 2001-3801 COP
  1.23%, 08/01/28 (Acquired
  06/04/01-09/06/02; Cost
  $8,900,000)(d)(f)(g)                          A-1+       --      8,900        8,900,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Commonwealth of
  Pennsylvania); VRD Series 1994-3802 COP
  1.23%, 05/01/07 (Acquired 01/29/03; Cost
  $1,295,000)(d)(f)(g)                          A-1+       --      1,295        1,295,000
-----------------------------------------------------------------------------------------
Easton (City of) Area Joint Sewer Authority;
  Refunding Series 1993 RB
  6.20%, 04/01/03(b)(c)                          NRR      NRR      1,000        1,000,000
-----------------------------------------------------------------------------------------
First Union Merlots (City of Scranton &
  County of Lackawanna Health & Welfare
  Authority); VRD Series 2002 A-18 RB
  1.26%, 03/01/15 (Acquired 03/22/02; Cost
  $3,305,000)(d)(f)(g)                            --   VMIG-1      3,305        3,305,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital
  Obligation); VRD Health Care Series 2000
  IDR
  1.25%, 12/01/24(d)(h)                          A-1       --    $ 5,345   $    5,345,000
-----------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Coop); VRD
  Pollution Control Series 1984 IDR
  (LOC-Rabobank Nederland)
  1.05%, 10/01/14(e)(j)                         A-1+       --      7,080        7,080,000
-----------------------------------------------------------------------------------------
Pennsylvania Intergovernmental Coop Authority
  (City of Philadelphia Funding Program);
  Refunding Special Tax Series 1993 RB
  5.35%, 06/15/03(b)(c)                          AAA      Aaa      9,390        9,463,277
-----------------------------------------------------------------------------------------
Washington (County of) Authority (Higher
  Education Pooled Equipment Lease Program);
  VRD Series 1985 RB (LOC-First Union
  National Bank)
  1.25%, 11/01/05(d)(e)                           --   VMIG-1      3,500        3,500,000
=========================================================================================
                                                                               63,568,277
=========================================================================================

RHODE ISLAND-0.27%

Rhode Island (State of) Health & Education
  Building Corp. (Jewish Services Agency of
  Rhode Island); VRD Health Facilities Series
  2002 RB (LOC-Bank of New York)
  1.15%, 12/01/32(d)(e)                         A-1+       --      6,750        6,750,000
=========================================================================================

SOUTH CAROLINA-2.27%

Eagle Tax Exempt Trust (State of South
  Carolina Public Service Authority); VRD
  Series 2000-4001 Class A COP
  1.23%, 01/01/22 (Acquired
  09/08/00-01/11/01; Cost
  $10,100,000)(d)(f)(g)                         A-1+       --     10,100       10,100,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

SOUTH CAROLINA-(CONTINUED)

First Union Merlots (State of South Carolina
  Public Service Authority); VRD Series 2000
  L RB
  1.26%, 01/01/22 (Acquired
  02/25/00-10/24/02; Cost
  $11,590,000)(d)(f)(g)                           --   VMIG-1    $11,590   $   11,590,000
-----------------------------------------------------------------------------------------
Lexington (County of) School District #001;
  Unlimited Tax Series 2002 TAN
  1.75%, 04/15/03                                 --    MIG-1      9,000        9,001,676
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of South Carolina
  Transportation Infrastructure); VRD
  Floating Rate Trust Ctfs. Series 2002-728
  RB
  1.21%, 10/01/22 (Acquired 11/13/02; Cost
  $7,185,000)(d)(f)(g)                           A-1       --      7,185        7,185,000
-----------------------------------------------------------------------------------------
Richland (County of) School District #002;
  Unlimited Tax Series 2002 GO
  2.00%, 05/01/03                                AA+      Aa1      7,000        7,003,925
-----------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Private Nonprofit
  Institutions (Allen University Project);
  Refunding VRD Series 1998 RB (LOC-Bank of
  America N.A.)
  1.20%, 09/01/18 (Acquired
  03/27/01-07/30/02; Cost
  $2,940,000)(d)(e)(g)                          A-1+       --      2,940        2,940,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Private Nonprofit
  Institutions (Morris College Project); VRD
  Series 1997 RB (LOC-Bank of America N.A.)
  1.20%, 07/01/17 (Acquired
  07/30/02-01/29/03; Cost
  $2,400,000)(d)(e)(g)                          A-1+       --      2,400        2,400,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs Economic
  Development Authority (Carolina Children's
  Home Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.15%, 03/01/23(d)(e)                           --   VMIG-1    $ 2,500   $    2,500,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Jobs Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  1.20%, 09/01/18 (Acquired
  07/23/02-01/29/03; Cost
  $2,990,000)(d)(e)(g)                          A-1+       --      2,990        2,990,000
=========================================================================================
                                                                               55,710,601
=========================================================================================

TENNESSEE-5.18%

Blount (County of) Public Building Authority
  (Local Government Public Improvements); VRD
  Series 2001 A-1-B RB
  1.20%, 06/01/22(h)(k)                           --   VMIG-1      1,975        1,975,000
-----------------------------------------------------------------------------------------
Clarksville (City of) Public Building
  Authority (Tennessee Municipal Bond Fund);
  VRD Pooled Funding RB (LOC-Bank of America
  N.A.)
  1.15%, Series 1997 11/01/27 (Acquired
    12/26/02-03/27/03; Cost
    $4,034,000)(d)(e)(g)                          --   VMIG-1      4,034        4,034,000
-----------------------------------------------------------------------------------------
  1.15%, Series 1999 06/01/29 (Acquired
    01/03/03-03/27/03; Cost
    $19,800,000)(d)(e)(g)                         --   VMIG-1     19,800       19,800,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chattanooga);
  VRD Series 2000-4202 COP
  1.23%, 10/01/27 (Acquired
  10/10/00-05/30/01; Cost
  $14,040,000)(d)(f)(g)                         A-1+       --     14,040       14,040,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Hamilton (County of) Industrial Development
  Board (Trade Center Hotel Associates #2);
  Refunding VRD Series 1998 B IDR (LOC-Mellon
  Bank N.A.)
  1.25%, 09/01/16(d)(e)                           --   VMIG-1    $ 1,997   $    1,997,250
-----------------------------------------------------------------------------------------
Hamilton (County of) Industrial Development
  Board (Trade Center Hotel Associates #4);
  Refunding VRD Series 1998 D IDR (LOC-Mellon
  Bank N.A.)
  1.25%, 09/01/16(d)(e)                           --   VMIG-1      3,328        3,327,750
-----------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; VRD
  Wastewater Systems Series 2002 RB
  1.15%, 12/01/22(d)(h)                           --   VMIG-1     12,300       12,300,000
-----------------------------------------------------------------------------------------
Jackson (City of) Health & Educational
  Facilities Board (Trinity Christian
  Academy); Refunding VRD Educational
  Facilities Series 2002 RB (LOC-Amsouth
  Bank)
  1.40%, 03/01/22(d)(e)                           --   VMIG-1      5,400        5,400,000
-----------------------------------------------------------------------------------------
Knoxville (City of) Utilities Board (Gas
  System); VRD Series 2000 RB
  1.15%, 01/15/05(h)(k)                         A-1+   VMIG-1      7,485        7,485,000
-----------------------------------------------------------------------------------------
Knoxville (City of) Utilities Board (Water
  System); VRD Series 2000 RB
  1.15%, 01/15/05(h)(k)                         A-1+   VMIG-1      9,575        9,575,000
-----------------------------------------------------------------------------------------
Metropolitan Government of Nashville and
  Davidson Counties Health and Educational
  Facilities Board (Meharry Medical College
  Project); Refunding VRD Series 1998 RB
  (LOC-NationsBank N.A.)
  1.15%, 08/01/18 (Acquired 12/02/02; Cost
  $8,755,000)(d)(e)(g)(i)                         --       --      8,755        8,755,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Montgomery (County of) Public Building
  Authority (Tennessee County Loan Pool); VRD
  Pooled Funding Government Obligation Series
  1995 RB (LOC-Bank of America N.A.)
  1.15%, 03/01/25 (Acquired 04/30/02; Cost
  $7,240,000)(d)(e)(g)                          A-1+       --    $ 7,240   $    7,240,000
-----------------------------------------------------------------------------------------
Montgomery (County of) Public Building
  Authority (Tennessee County Loan Pool); VRD
  Pooled Funding Series 2002 RB (LOC-Bank of
  America N.A.)
  1.20%, 04/01/32(e)(k)                           --   VMIG-1      4,100        4,100,000
-----------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement); RB
  1.15%, VRD Series 1995 B-2 06/01/06(d)(h)       --   VMIG-1      2,115        2,115,000
-----------------------------------------------------------------------------------------
  1.15%, VRD Series 1995 A 06/01/15(d)(h)         --   VMIG-1      5,890        5,890,000
-----------------------------------------------------------------------------------------
  1.15%, VRD Series 1997 II E-5
    06/01/17(d)(h)                                --   VMIG-1      1,020        1,020,000
-----------------------------------------------------------------------------------------
  1.15%, VRD Series 1997 II F-1
    06/01/17(d)(h)                                --   VMIG-1      1,475        1,475,000
-----------------------------------------------------------------------------------------
  1.15%, VRD Series 1999 II A-1
    06/01/24(d)(h)                                --   VMIG-1      5,300        5,300,000
-----------------------------------------------------------------------------------------
Shelby (County of) Health, Education &
  Housing Facilities Board (Briarcrest
  Christian School); VRD Educational
  Facilities Series 2002 RB (LOC-SunTrust
  Bank)
  1.15%, 04/01/22(d)(e)                           --   VMIG-1     11,500       11,500,000
=========================================================================================
                                                                              127,329,000
=========================================================================================

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


TEXAS-11.49%

ABN AMRO Munitops Ctfs. Trust (City of
  Leander Independent School District);
  Refunding Unlimited Multistate Non-AMT
  Series 2002-16 Ctfs.
  1.55%, 08/20/03 (Acquired 08/29/02; Cost
  $5,395,000)(b)(f)(g)                            --   VMIG-1    $ 5,395   $    5,395,000
-----------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (Panhandle Pooled Health Care); Refunding
  VRD Series 1985 RB (LOC-Banque Paribas)
  1.40%, 05/31/25(d)(e)                           --   VMIG-1      4,502        4,502,000
-----------------------------------------------------------------------------------------
Austin (City of) Utility Systems; Combined
  Series 1988 RB
  7.75%, 05/15/03(b)(c)                          AAA      Aaa      1,000        1,007,388
-----------------------------------------------------------------------------------------
Belton (City of) Independent School District;
  Unlimited Tax Series 1993 GO (CEP-Texas
  Permanent School Fund)
  5.20%, 08/15/03(b)(c)                          AAA      Aaa      2,175        2,206,801
-----------------------------------------------------------------------------------------
Brownsville (City of) Utility Systems;
  Refunding VRD Sub Lien Series 2003 A RB
  1.05%, 09/01/27(d)(h)                         A-1+   VMIG-1      6,585        6,585,000
-----------------------------------------------------------------------------------------
Carroll (City of) Independent School
  District; Refunding Unlimited Tax Series
  2003 GO (CEP-Texas Permanent School Fund)
  2.50%, 02/15/04                                AAA      Aaa      3,075        3,111,053
-----------------------------------------------------------------------------------------
Coastal Bend Health Facilities Development
  Corp. (Incarnate Word Health Services); VRD
  Series 1998 B RB
  1.22%, 08/15/28(d)(h)                        SP-1+   VMIG-1      1,400        1,400,000
-----------------------------------------------------------------------------------------
Dallas (City of); Ltd. Equipment Acquisition
  Contractual Obligation Series 2002
  2.00%, 08/15/03                                AAA      Aaa      2,240        2,244,993
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston
  Airport); VRD Series 2000-4307 COP
  1.23%, 07/01/28 (Acquired
  11/15/00-02/20/01; Cost
  $15,750,000)(d)(f)(g)                         A-1+       --     15,750       15,750,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (City of Houston Water
  & Sewer); VRD Series 974305 COP
  1.23%, 12/01/27 (Acquired 04/27/99; Cost
  $14,005,000)(d)(f)(g)                         A-1+       --    $14,005   $   14,005,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Water
  & Sewer System); VRD Series 2002-6019 Class
  A COP
  1.23%, 12/01/30 (Acquired 11/13/02; Cost
  $8,910,000)(d)(f)(g)                          A-1+       --      8,910        8,910,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County); VRD
  Series 2002-6012 Class A COP
  1.23%, 08/15/30 (Acquired 11/20/02; Cost
  $1,580,000)(d)(f)(g)                          A-1+       --      1,580        1,580,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
  Road); VRD Series 2001-4305 COP
  1.23%, 08/01/14 (Acquired 05/08/01; Cost
  $7,390,000)(d)(f)(g)                          A-1+       --      7,390        7,390,000
-----------------------------------------------------------------------------------------
First Union Merlots (Harris County);
  Refunding VRD Series 2003 B16 RB
  1.26%, 08/15/25 (Acquired 02/19/03; Cost
  $3,015,000)(d)(f)(g)                            --   VMIG-1      3,015        3,015,000
-----------------------------------------------------------------------------------------
First Union Merlots (University of Texas);
  Refunding VRD Series 2003 B14 RB
  1.24%, 08/15/22 (Acquired 01/29/03; Cost
  $4,600,000)(d)(f)(g)                            --   VMIG-1      4,600        4,600,000
-----------------------------------------------------------------------------------------
Garland (City of) Health Care Facilities
  Development Corp. (Chambrel Club Hill);
  Refunding VRD Multi-Family Housing Series
  2002 RB (CEP-Federal National Mortgage
  Association)
  1.15%, 11/15/32(d)                            A-1+       --      6,500        6,500,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding VRD
  Multi-Family Housing Series 1993 RB
  (CEP-General Electric Capital Corp.)
  1.20%, 06/01/10(d)                            A-1+       --    $ 2,700   $    2,700,000
-----------------------------------------------------------------------------------------
Gulf Coast Waste Disposal Authority (Houston
  Light & Power Co.); Refunding Series 1993
  RB
  4.90%, 12/01/03(h)                             AAA      Aaa      1,000        1,025,381
-----------------------------------------------------------------------------------------
Harris (County of); Refunding Unlimited Tax
  Series 1993 GO
  4.60%, 10/01/03                                AA+      Aa1      1,995        2,027,516
-----------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Series 1999 A RB
  4.50%, 10/01/03                                 AA      Aa2      1,000        1,016,696
-----------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (Amoco Corp. Project); Pollution
  Control Series 1985 IDR
  1.60%, 05/01/03(b)                            A-1+      P-1      5,000        5,000,000
-----------------------------------------------------------------------------------------
Houston (City of); Series A Commercial Paper
  Notes
  1.00%, 05/21/03                                A-1      P-1     18,000       18,000,000
-----------------------------------------------------------------------------------------
Houston (City of) Independent School
  District; Ltd. Asbestos Abatement Series
  2000 GO
  5.00%, 07/15/03                                 AA      Aa3      1,000        1,010,081
-----------------------------------------------------------------------------------------
Lehman Brothers Floating Rate Trust (Harris
  County); VRD Unlimited Tax Series 2000 N1-
  Reg D GO
  1.27%, 08/01/03 (Acquired 09/01/00; Cost
  $3,700,000)(d)(f)(g)                            --   VMIG-1      3,700        3,700,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited VRD Tax Series 2003 PT-1690 GO
  1.21%, 08/15/10 (Acquired 02/20/03; Cost
  $4,990,000)(d)(f)(g)                            --   VMIG-1      4,990        4,990,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Merrill Lynch P-Floats (Harris County
  Hospital District); VRD Series 2002 PT-665
  RB
  1.21%, 08/15/08 (Acquired 10/02/02; Cost
  $5,935,000)(d)(f)(g)                          A-1+       --    $ 5,935   $    5,935,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of Texas Affordable
  Housing Corp.); VRD Floating Rate Trust
  Ctfs. Series 2003-780 RB
  1.21%, 09/01/22 (Acquired 02/19/03; Cost
  $2,500,000)(d)(f)(g)                            --   VMIG-1      2,500        2,500,000
-----------------------------------------------------------------------------------------
Northside Independent School District;
  Unlimited Tax Series 2002 B GO (CEP-Texas
  Permanent School Fund)
  1.27%, 08/01/03                              SP-1+   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Port of Houston Authority-Harris (County of);
  Refunding Series 2002 RB
  5.00%, 05/01/03(h)                             AAA      Aaa      1,000        1,002,723
-----------------------------------------------------------------------------------------
Round Rock (City of) Independent School
  District; Unlimited Tax Series 1998 GO
  (CEP-Texas Permanent School Fund)
  6.50%, 08/01/03                                AAA      Aaa        960          975,775
-----------------------------------------------------------------------------------------
San Antonio (City of) Education Facilities
  Corp (Trinity University); Refunding Higher
  Education Series 2002 RB
  1.15%, 06/01/33(k)                            A-1+       --     15,000       15,000,000
-----------------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas System;
  Series A Commercial Paper Notes
  1.08%, 05/22/03                               A-1+      P-1     32,200       32,200,000
-----------------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas System;
  Series 1997 RB
  6.00%, 02/01/04                                AA+      Aa1      2,270        2,363,122
-----------------------------------------------------------------------------------------
Shenandoah (City of) Health Facilities
  (Southwood Ltd I Project); VRD Series 1984
  RB (LOC-Bank of America N.A.)
  1.27%, 12/01/14(d)(e)(l)                        --       --      3,200        3,200,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); VRD Series
  1997 RB (LOC-Bank of America N.A.)
  1.20%, 01/01/18(d)(e)                         A-1+       --    $12,800   $   12,800,000
-----------------------------------------------------------------------------------------
Tarrant (County of) Housing Finance Corp.
  (Gateway Apartments); VRD Multi-Family
  Housing Series 2003 RB (CEP-Federal
  National Mortgage Association)
  1.20%, 02/15/36(d)                              --   VMIG-1      7,550        7,550,000
-----------------------------------------------------------------------------------------
Texas (State of); Series 2002 TRAN
  2.75%, 08/29/03                              SP-1+    MIG-1     55,000       55,286,338
-----------------------------------------------------------------------------------------
Texas A&M University; Refunding Financing
  Systems Series 2001 A RB
  4.00%, 05/15/03                                AA+      Aa1      1,355        1,359,365
-----------------------------------------------------------------------------------------
Trinity River Industrial Development
  Authority (Radiation Sterilizers); VRD
  Series 1985 IDR (LOC-American National Bank
  & Trust)
  1.20%, Series 1985 A 11/01/05(e)(j)            A-1       --      1,900        1,900,000
-----------------------------------------------------------------------------------------
  1.20%, Series 1985 B 11/01/05(e)(j)            A-1       --      2,450        2,450,000
=========================================================================================
                                                                              282,194,232
=========================================================================================

UTAH-0.84%

Davis (County of) Housing Authority (Fox
  Creek Apartments); Refunding VRD
  Multi-Family Housing Series 1997 A RB
  (LOC-Bank One Arizona N.A.)
  1.22%, 08/15/27(d)(e)                          A-1       --      4,240        4,240,000
-----------------------------------------------------------------------------------------
First Union Merlots (Intermountain Power
  Agency); VRD Series 2002 A59 RB
  1.26%, 07/01/10 (Acquired 10/23/02; Cost
  $7,300,000)(d)(f)(g)                            --   VMIG-1      7,300        7,300,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
UTAH-(CONTINUED)

Merrill Lynch P-Floats (City of Murray
  Hospital Revenue); VRD Series 2002 PA-1066
  RB
  1.21%, 05/15/22 (Acquired
  10/02/02-10/18/02; Cost
  $5,995,000)(d)(f)(g)                           A-1       --    $ 5,995   $    5,995,000
-----------------------------------------------------------------------------------------
Salt Lake City (City of) Industrial
  Development (Parkview Plaza Associates);
  VRD Series 1984 IDR (LOC-Bank One Arizona
  N.A.)
  1.22%, 12/01/14(d)(e)                          A-1       --      2,175        2,175,000
-----------------------------------------------------------------------------------------
Sevier (County of) School District; Refunding
  Unlimited Tax Series 1983 GO
  9.20%, 05/01/03(c)                             AAA      Aaa      1,000        1,006,577
=========================================================================================
                                                                               20,716,577
=========================================================================================

VERMONT-0.11%

Vermont (State of) Student Assistance Corp.;
  VRD Student Loan Series 1985 RB (LOC-State
  Street Bank & Trust Co.)
  1.10%, 01/01/04(e)(j)                           --   VMIG-1      2,640        2,640,000
=========================================================================================

VIRGINIA-0.50%

Chesapeake (City of) Hospital Authority
  (Chesapeake General Hospital); VRD Hospital
  Facilities Series 2001 B RB (LOC-SunTrust
  Bank)
  1.20%, 07/01/31(d)(e)                         A-1+       --      1,545        1,545,000
-----------------------------------------------------------------------------------------
Norfolk (City of) (Sentara Health System);
  Commercial Paper Notes
  1.00%, 04/08/03                               A-1+      P-1      5,500        5,500,000
-----------------------------------------------------------------------------------------
Virginia (State of) Transportation Board
  (U.S. Route 58 Corridor Development
  Program); Series 1993 B RB
  5.50%, 05/15/03(b)(c)                          AA+      Aa1      3,000        3,076,413
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

VIRGINIA-(CONTINUED)

Virginia (State of) Transportation Board
  (U.S. Route 58 Corridor Development
  Program); Series 1993 B RB
  5.63%, 05/15/03(b)(c)                          AA+      Aa1    $ 2,000   $    2,051,254
=========================================================================================
                                                                               12,172,667
=========================================================================================

WASHINGTON-5.16%

ABN AMRO Munitops Ctfs. Trust (King County);
  Refunding VRD Ltd. Tax Multistate Non-AMT
  Series 2001-1 Ctfs.
  1.23%, 07/01/06 (Acquired 01/04/01; Cost
  $10,000,000)(d)(f)(g)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington);
  VRD Series 984701 COP
  1.23%, 05/01/18 (Acquired 07/20/00; Cost
  $14,400,000)(d)(f)(g)                         A-1+       --     14,400       14,400,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Supply Systems Project No. 2);
  VRD Series 964703 Class A COP
  1.23%, 07/01/11 (Acquired 05/02/01; Cost
  $5,870,000)(d)(f)(g)                          A-1+       --      5,870        5,870,000
-----------------------------------------------------------------------------------------
Everett (City of); Ltd. VRD Tax Series 2001
  GO (LOC-Bank of America N.A.)
  1.20%, 12/01/21(d)(e)(i)                        --       --      2,600        2,600,000
-----------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series A Commercial Paper Notes (LOC-Bank
  of America N.A.)
  1.05%, 05/27/03                               A-1+       --     11,300       11,300,000
-----------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank
  of America N.A.)
  1.20%, 02/15/21(d)(e)                           --   VMIG-1     10,150       10,150,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); VRD
  Series 1998 IDR (LOC-U.S. Bank Trust N.A.)
  1.20%, 04/01/23(d)(e)                           --   VMIG-1    $ 4,110   $    4,110,000
-----------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; VRD Special
  Revenue Series 1999 A RB (LOC-U.S. Bank
  N.A.)
  1.20%, 12/01/19(d)(e)                           --   VMIG-1     11,800       11,800,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Energy Northwest);
  Refunding VRD Series 2001 PA-846 RB
  1.22%, 01/01/10 (Acquired
  10/02/02-12/04/02; Cost
  $3,800,000)(d)(f)(g)                           A-1       --      3,800        3,800,000
-----------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); VRD Series 1997
  RB (LOC-Bank of America NT & SA)
  1.20%, 01/01/27(d)(e)                         A-1+   VMIG-1     12,705       12,705,000
-----------------------------------------------------------------------------------------
Port Seattle (City of) Industrial Development
  Corp. (Sysco Food Services Project);
  Refunding VRD Series 1994 IDR
  1.30%, 11/01/25(d)                            A-1+   VMIG-1      4,710        4,710,000
-----------------------------------------------------------------------------------------
Port Vancouver (City of) (United Grain Corp);
  Refunding VRD Series 1984-84A IDR (LOC-Bank
  of America NT & SA)
  1.15%, 12/01/09(d)(e)                         A-1+      P-1      1,200        1,200,000
-----------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); VRD Low Income Housing
  Assistance Series 1994 B RB (LOC-U.S. Bank
  of Washington)
  1.20%, 05/01/19(d)(e)                          A-1       --      2,525        2,525,000
-----------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD
  Series 1995 RB (LOC-U.S. Bank N.A.)
  1.20%, 12/01/15(d)(e)                          A-1       --      2,870        2,870,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Snohomish (County of) Public Utility District
  #001; Refunding VRD Generation Systems
  Series 2002 A-2 RB
  1.10%, 12/01/19(d)(h)                         A-1+   VMIG-1    $19,900   $   19,900,000
-----------------------------------------------------------------------------------------
Spokane (City of) Regional Solid Waste
  Management System; Refunding Series 2003 RB
  5.00%, 12/01/03(h)                             AAA      Aaa      1,000        1,025,786
-----------------------------------------------------------------------------------------
Vancouver (City of) Housing Authority
  (Village Park Apartments Project); VRD
  Housing Series 2000 RB (LOC-U.S. Bank N.A.)
  1.20%, 11/02/05(d)(e)                          A-1       --      1,515        1,515,000
-----------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); VRD Series 2000 RB (LOC-Bank of
  America N.A.)
  1.20%, 07/01/30(d)(e)                           --   VMIG-1      1,250        1,250,000
-----------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project #2); Refunding
  Series 1998 A RB
  5.00%, 07/01/03                                AA-      Aa1      5,000        5,049,869
=========================================================================================
                                                                              126,780,655
=========================================================================================

WEST VIRGINIA-0.45%

West Virginia (State of) Hospital Finance
  Authority (Cabell Huntington Project);
  Refunding VRD Series 2002 A-1 RB (LOC-Bank
  One West Virginia)
  1.20%, 05/01/13(d)(e)                           --   VMIG-1     11,000       11,000,000
=========================================================================================

WISCONSIN-1.71%

Dane (County of); Refunding Unlimited Tax
  Series 2002 A GO
  3.00%, 06/01/03                                 --      Aaa      2,600        2,607,862
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Franklin Community Development Authority
  (Indian Community School-Milwaukee); VRD
  Series 2002 RB (LOC-Bank One Wisconsin)
  1.20%, 07/01/22(d)(e)                           --   VMIG-1    $ 7,000   $    7,000,000
-----------------------------------------------------------------------------------------
Kimberly (City of) (Fox Cities YMCA Project);
  VRD Series 2002 RB (LOC-M&I Marshall &
  Ilsley)
  1.25%, 04/01/32(d)(e)                           --   VMIG-1      2,480        2,480,000
-----------------------------------------------------------------------------------------
Menomonee Falls (City of); Unlimited Tax
  Promissory Notes Series 2002 GO
  3.10%, 06/01/03                                 --      Aa3      6,000        6,011,330
-----------------------------------------------------------------------------------------
New Berlin (City of); Unlimited Promissory
  Notes Tax Series 1996 A GO
  4.50%, 12/01/03                                 --      Aa2      1,115        1,138,607
-----------------------------------------------------------------------------------------
Wind Point (City of) (The Johnson Foundation
  Project); VRD Series 2000 RB (LOC-Harris
  Trust & Savings Bank)
  1.20%, 09/01/35(d)(e)                         A-1+       --      4,700        4,700,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of); Unlimited Tax Series
  1992 C GO
  6.20%, 05/01/03(b)(c)                          NRR      Aaa    $ 3,000   $    3,011,951
-----------------------------------------------------------------------------------------
  6.25%, 05/01/03(b)(c)                          NRR      Aaa      1,000        1,004,024
-----------------------------------------------------------------------------------------
Wisconsin (State of) Health and Educational
  Facilities Authority (Sinai Samaritan
  Medical Center); VRD Series 1994 A RB
  (LOC-M&I Bank)
  1.20%, 09/01/19(d)(e)                          A-1       --      3,938        3,938,000
-----------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
  Flow Management Program; Series 2002 B-2
  COP
  2.00%, 10/30/03                                 --    MIG-1     10,000       10,041,390
=========================================================================================
                                                                               41,933,164
=========================================================================================
TOTAL INVESTMENTS-101.59% (Cost
  $2,495,716,522)                                                           2,495,716,522
_________________________________________________________________________________________
=========================================================================================
OTHER ASSETS LESS LIABILITIES-(1.59)%                                         (39,154,633)
_________________________________________________________________________________________
=========================================================================================
NET ASSETS-100.00%                                                         $2,456,561,889
_________________________________________________________________________________________
=========================================================================================

Investment Abbreviations:

AMT       - Alternative Minimum Tax
BAN       - Bond Anticipation Notes
CEP       - Credit Enhancement Provider
COP       - Certificates of Participation
Ctfs      - Certificates
GO        - General Obligation
IDR       - Industrial Development Revenue Bonds
LOC       - Letter of Credit
Ltd.      - Limited
Merlots   - Municipal Exempt Receipts Liquidity Optional Tender
P-Floats  - Puttable Floating Option Tax-Exempt Receipts
Putters   - Puttable Tax Exempt Receipts
RAC       - Revenue Anticipation Certificates
RAN       - Revenue Anticipation Notes
RB        - Revenue Bonds
RN        - Revenue Notes
Sr.       - Senior
TAN       - Tax Anticipation Notes
TRAN      - Tax and Revenue Anticipation Notes
VRD       - Variable Rate Demand Notes

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (i) below. NRR indicates a security that is not re-rated subsequent to funding of a segregated escrow fund held by a bank custodian; this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Auditors.
(b) Security has an irrevocable call or mandatory put. Par value and maturity date reflect such call or put.
(c) Advance refunded, secured by an escrow fund of U.S. Treasury obligations.
(d) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined weekly. Rate shown is the rate in effect on 03/31/03.
(e) Principal and interest payments are guaranteed by the letter of credit agreement.

(f) Certificates of participation involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term rate reset periodically.
(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 03/31/03 was $569,609,000, which represented 23.19% of the Fund's net assets. Of these securities, 1.51% of the Fund's net assets are considered to be illiquid.
(h) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Corp., Financial Security Assurance, Inc., or MBIA Insurance Corp.
(i) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(j) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined monthly. Rate shown is the rate in effect on 03/31/03.
(k) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined daily. Rate shown is the rate in effect on 03/31/03.
(l) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(m) Interest rates are redetermined weekly. Rate shown is the rate in effect on 03/31/03.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2003

ASSETS:

Investments, at market value (amortized cost)              $ 2,495,716,522
--------------------------------------------------------------------------
Cash                                                             8,968,354
--------------------------------------------------------------------------
Receivables for:
  Investments sold                                               3,570,368
--------------------------------------------------------------------------
  Interest                                                       9,430,203
--------------------------------------------------------------------------
Investment for deferred compensation plan                           56,648
--------------------------------------------------------------------------
Other assets                                                       128,734
==========================================================================
     Total assets                                            2,517,870,829
__________________________________________________________________________
==========================================================================


LIABILITIES:

Payables for:
  Investments purchased                                         58,963,669
--------------------------------------------------------------------------
  Dividends                                                      1,925,227
--------------------------------------------------------------------------
  Deferred compensation plan                                        56,648
--------------------------------------------------------------------------
Accrued distribution fees                                          143,249
--------------------------------------------------------------------------
Accrued transfer agent fees                                         57,554
--------------------------------------------------------------------------
Accrued operating expenses                                         162,593
==========================================================================
     Total liabilities                                          61,308,940
==========================================================================
Net assets applicable to shares outstanding                $ 2,456,561,889
__________________________________________________________________________
==========================================================================


NET ASSETS:

Institutional Class                                        $ 1,321,224,224
--------------------------------------------------------------------------
Private Investment Class                                   $   227,832,108
--------------------------------------------------------------------------
Personal Investment Class                                  $    16,991,476
--------------------------------------------------------------------------
Cash Management Class                                      $   617,683,087
--------------------------------------------------------------------------
Reserve Class                                              $    12,653,310
--------------------------------------------------------------------------
Resource Class                                             $   260,177,684
__________________________________________________________________________
==========================================================================


CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class:
  Authorized                                                16,600,000,000
--------------------------------------------------------------------------
  Outstanding                                                1,321,195,429
__________________________________________________________________________
==========================================================================
Private Investment Class:
  Authorized                                                 1,100,000,000
--------------------------------------------------------------------------
  Outstanding                                                  227,821,785
__________________________________________________________________________
==========================================================================
Personal Investment Class:
  Authorized                                                 1,100,000,000
--------------------------------------------------------------------------
  Outstanding                                                   16,988,671
__________________________________________________________________________
==========================================================================
Cash Management Class:
  Authorized                                                 6,100,000,000
--------------------------------------------------------------------------
  Outstanding                                                  617,684,687
__________________________________________________________________________
==========================================================================
Reserve Class:
  Authorized                                                 1,100,000,000
--------------------------------------------------------------------------
  Outstanding                                                   12,651,486
__________________________________________________________________________
==========================================================================
Resource Class:
  Authorized                                                 1,100,000,000
--------------------------------------------------------------------------
  Outstanding                                                  260,178,111
__________________________________________________________________________
==========================================================================
Net asset value and offering price per share for each
  class                                                    $          1.00
__________________________________________________________________________
==========================================================================


STATEMENT OF OPERATIONS

For the year ended March 31, 2003

INVESTMENT INCOME:

Interest                                     $ 32,573,822
=========================================================

EXPENSES:

Advisory fees                                   4,842,836
---------------------------------------------------------
Administrative services fees                      424,158
---------------------------------------------------------
Custodian fees                                    105,463
---------------------------------------------------------
Distribution fees:
  Private Investment Class                        948,969
---------------------------------------------------------
  Personal Investment Class                       109,817
---------------------------------------------------------
  Cash Management Class                           451,886
---------------------------------------------------------
  Reserve Class                                   163,436
---------------------------------------------------------
  Resource Class                                  426,165
---------------------------------------------------------
Transfer agent fees                               405,005
---------------------------------------------------------
Directors' fees                                    22,851
---------------------------------------------------------
Other                                             386,462
=========================================================
    Total expenses                              8,287,048
=========================================================
Less: Fees waived                              (1,820,178)
=========================================================
    Net expenses                                6,466,870
=========================================================
Net investment income                          26,106,952
=========================================================
Net realized gain (loss) from investment
  securities                                      (25,175)
=========================================================
Net increase in net assets resulting from
  operations                                 $ 26,081,777
_________________________________________________________
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2003 and 2002

                                                                   2003              2002
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   26,106,952    $   30,654,351
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (25,175)           49,753
==============================================================================================
    Net increase in net assets resulting from operations          26,081,777        30,704,104
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (17,031,877)      (22,419,192)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,818,359)       (3,180,546)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (93,454)         (439,500)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (4,920,342)       (3,004,510)
----------------------------------------------------------------------------------------------
  Reserve Class                                                      (64,630)         (264,155)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (2,178,290)       (1,346,448)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                             82,192,016       309,095,270
----------------------------------------------------------------------------------------------
  Private Investment Class                                        48,742,626        37,137,251
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       11,894,107         4,372,127
----------------------------------------------------------------------------------------------
  Cash Management Class                                          297,170,515       304,845,825
----------------------------------------------------------------------------------------------
  Reserve Class                                                   (5,545,385)        2,327,048
----------------------------------------------------------------------------------------------
  Resource Class                                                 122,868,778       121,845,326
==============================================================================================
    Net increase in net assets                                   557,297,482       779,672,600
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,899,264,407     1,119,591,807
==============================================================================================
  End of year                                                 $2,456,561,889    $1,899,264,407
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $2,456,603,662    $1,899,281,005
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                       (41,773)          (16,598)
==============================================================================================
                                                              $2,456,561,889    $1,899,264,407
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

March 31, 2003


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES


Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, AIM receives a monthly fee with respect to the Fund at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to limit Fund operating expenses (excluding distribution and service fees paid pursuant to the Rule 12b-1 plans, interest, taxes, director's fees, federal registration fees, extraordinary items and indirect expenses resulting from expense offset arrangements, if any) to 0.22%. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. For the year ended March 31, 2003, AIM waived fees of $1,111,258.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended March 31, 2003, AIM was paid $424,158 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2003, AFS retained $337,409 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. The Fund may pay a service fee up to 0.25% of the average daily net assets of each Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equal to the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the year ended March 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $474,484, $78,536, $361,509, $135,892 and $340,932, respectively, after FMC waived Plan fees of $708,920.

    Certain officers and directors of the Fund are officers of AIM, FMC, and/or AFS.

    During the year ended March 31, 2003, the Fund paid legal fees of $7,079 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. The Fund did not borrow or lend under the facility during the year ended March 31, 2003.


NOTE 5--CAPITAL STOCK

The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Changes in capital stock outstanding during the years ended March 31, 2003 and 2002 were as follows:

                                                                         2003                                 2002
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                       9,993,613,813    $ 9,993,613,813     7,241,807,989    $ 7,241,807,989
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    366,327,891        366,327,891       373,567,962        373,567,962
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    49,022,061         49,022,061       410,703,599        410,703,599
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     3,773,086,548      3,773,086,548     1,363,378,123      1,363,378,123
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               179,359,417        179,359,417       204,218,294        204,218,294
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              962,309,593        962,309,593       403,486,783        403,486,783
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                           4,749,313          4,749,313         2,929,243          2,929,243
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      1,254,023          1,254,023         2,271,450          2,271,450
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                        14,703             14,703           375,657            375,657
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         4,134,190          4,134,190         2,058,372          2,058,372
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                    71,043             71,043           286,448            286,448
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                2,003,975          2,003,975         1,244,055          1,244,055
=================================================================================================================================
Reacquired:
  Institutional Class                                      (9,916,171,110)    (9,916,171,110)   (6,935,641,962)    (6,935,641,962)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   (318,839,288)      (318,839,288)     (338,702,161)      (338,702,161)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   (37,142,657)       (37,142,657)     (406,707,129)      (406,707,129)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    (3,480,050,223)    (3,480,050,223)   (1,060,590,670)    (1,060,590,670)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              (184,975,845)      (184,975,845)     (202,177,694)      (202,177,694)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             (841,444,790)      (841,444,790)     (282,885,512)      (282,885,512)
=================================================================================================================================
                                                              557,322,657    $   557,322,657       779,622,847    $   779,622,847
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the year ended March 31, 2003 and 2002 were as follows:

                                                                 2003           2002
----------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income-tax exempt                                  $26,106,952    $30,654,351
________________________________________________________________________________________
========================================================================================


Tax Components of Capital:

As of March 31, 2003, the components of capital on a tax basis were as follows:

Undistributed ordinary income-tax exempt                      $      129,482
----------------------------------------------------------------------------
Unrealized appreciation (depreciation) investments                   (10,353)
----------------------------------------------------------------------------
Temporary book/tax differences                                      (129,482)
----------------------------------------------------------------------------
Capital loss carryforward                                            (31,420)
----------------------------------------------------------------------------
Capital (par value and additional paid-in)                     2,456,603,662
============================================================================
                                                              $2,456,561,889
____________________________________________________________________________
============================================================================


  The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales. Cost of investments for tax purposes is $2,495,726,875.

  Temporary book/tax differences are primarily a result of timing differences for recognition of directors' deferral of compensation and retirement plan expenses.

  The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD
--------------------------------------------------------------------------
March 31, 2004                                                  $16,322
--------------------------------------------------------------------------
March 31, 2011                                                   15,098
==========================================================================
Total capital loss carryforward                                 $31,420
__________________________________________________________________________
==========================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Reserve Class outstanding throughout the periods indicated.


                                                                                    RESERVE CLASS
                                                              ----------------------------------------------------------
                                                                                                   JUNE 1, 1999
                                                                    YEAR ENDED MARCH 31,          (DATE SALES COMMENCED)
                                                              --------------------------------     TO MARCH 31,
                                                               2003          2002       2001           2000
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00           $  1.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.004          0.01       0.03              0.02
------------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                  (0.004)        (0.01)     (0.03)            (0.02)
========================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00           $  1.00
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(a)                                                  0.39%         1.35%      3.12%             2.10%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $12,653       $18,200    $15,871           $23,283
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               1.05%(b)      1.02%      1.00%             1.00%(c)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.27%(b)      1.28%      1.29%             1.29%(c)
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of net investment income to average net assets             0.37%(b)      1.21%      3.05%             2.45%(c)
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $16,343,622.
(c)  Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of Cash Reserve Portfolio
And the Board of Directors of AIM Tax-Free Investment Co.:

We have audited the accompanying statement of assets and liabilities of Cash Reserve Portfolio (a portfolio of AIM Tax-Free Investments Co.), including the schedule of investments, as of March 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through March 31, 2000 were audited by other auditors whose report dated May 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cash Reserve Portfolio as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States..

Houston, Texas                        /s/ ERNST & YOUNG LLP
May 5, 2003

OTHER INFORMATION

DIRECTORS AND OFFICERS

As of January 1, 2003

The address of each director and officer of AIM Tax-Free Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            DIRECTOR AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)
COMPANY                            SINCE            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
------------------------------------------------------------------------------------------------------
   Robert H. Graham(1) -- 1946     1985             Director and Chairman, A I M Management Group Inc.
   Director, Chairman and                           (financial services holding company); and Director
   President                                        and Vice Chairman, AMVESCAP PLC (parent of AIM and
                                                    a global investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); and Director and Chairman,
                                                    A I M Capital Management, Inc. (registered
                                                    investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), A I M Fund Services,
                                                    Inc., (registered transfer agent), and Fund
                                                    Management Company (registered broker dealer)
------------------------------------------------------------------------------------------------------
   Mark H. Williamson(2) -- 1951   2003             Director, President and Chief Executive Officer,
   Director and Executive Vice                      A I M Management Group Inc. (financial services
   President                                        holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer), Director and Chairman, A I M Fund
                                                    Services, Inc. (registered transfer agent), and
                                                    Fund Management Company (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman and Chief Executive
                                                    Officer, INVESCO Funds Group, Inc.; and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
------------------------------------------------------------------------------------------------------

   INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------
   Frank S. Bayley -- 1939         2001             Of Counsel, law firm of Baker & McKenzie
   Director
------------------------------------------------------------------------------------------------------
   Bruce L. Crockett -- 1944       1992             Chairman, Crockett Technology Associates
   Director                                         (technology consulting company)
------------------------------------------------------------------------------------------------------
   Albert R. Dowden -- 1941        2000             Director, Magellan Insurance Company; Member of
   Director                                         Advisory Board of Rotary Power International
                                                    (designer, manufacturer, and seller of rotary
                                                    power engines); and Director, The Boss Group
                                                    (private equity group)
                                                    Formerly: Director, President and Chief Executive
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
------------------------------------------------------------------------------------------------------
   Edward K. Dunn, Jr. -- 1935     1998             Formerly: Chairman, Mercantile Mortgage Corp.;
   Director                                         President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
------------------------------------------------------------------------------------------------------
   Jack M. Fields -- 1952          1997             Chief Executive Officer, Twenty First Century
   Director                                         Group, Inc. (government affairs company) and
                                                    Texana Timber LP
------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE         OTHER DIRECTORSHIP(S)
COMPANY                           HELD BY DIRECTOR
--------------------------------  -------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------
   Robert H. Graham(1) -- 1946    None
   Director, Chairman and
   President
------------------------------------------------------------------------------------------------------
   Mark H. Williamson(2) -- 1951  Director, Chairman, President
   Director and Executive Vice    and Chief Executive Officer,
   President                      INVESCO Bond Funds, Inc.,
                                  INVESCO Combination Stock &
                                  Bond Funds, Inc., INVESCO
                                  Counselor Series Funds, Inc.,
                                  INVESCO Global and
                                  International Funds, Inc.,
                                  INVESCO Manager Series Funds,
                                  Inc., INVESCO Money Market
                                  Funds, Inc., INVESCO Sector
                                  Funds, Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series Funds, Inc.
                                  and INVESCO Variable Investment
                                  Funds, Inc.
------------------------------------------------------------------------------------------------------

   INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------
   Frank S. Bayley -- 1939        Badgley Funds, Inc. (registered
   Director                       investment company)
------------------------------------------------------------------------------------------------------
   Bruce L. Crockett -- 1944      ACE Limited (insurance
   Director                       company); and Captaris, Inc.
                                  (unified messaging provider)
------------------------------------------------------------------------------------------------------
   Albert R. Dowden -- 1941       Cortland Trust, Inc.
   Director                       (registered investment company)
------------------------------------------------------------------------------------------------------
   Edward K. Dunn, Jr. -- 1935    None
   Director
------------------------------------------------------------------------------------------------------
   Jack M. Fields -- 1952         Administaff
   Director
------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

(2) Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company. Mr. Williamson became Executive Vice President of the Company on March 4, 2003.

As of January 1, 2003

The address of each director and officer of AIM Tax-Free Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             DIRECTOR AND/      PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE COMPANY   OR OFFICER SINCE   DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------

   INDEPENDENT DIRECTORS
---------------------------------------------------------------------------------------------------------
   Carl Frischling -- 1937          1992               Partner, law firm of Kramer Levin Naftalis and
   Director                                            Frankel LLP
---------------------------------------------------------------------------------------------------------
   Prema Mathai-Davis -- 1950       1998               Formerly: Chief Executive Officer, YWCA of the USA
   Director
---------------------------------------------------------------------------------------------------------
   Lewis F. Pennock -- 1942         1992               Partner, law firm of Pennock & Cooper
   Director
---------------------------------------------------------------------------------------------------------
   Ruth H. Quigley -- 1935          2001               Retired
   Director
---------------------------------------------------------------------------------------------------------
   Louis S. Sklar -- 1939           1992               Executive Vice President, Hines (real estate
   Director                                            development company)
---------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
---------------------------------------------------------------------------------------------------------
   Gary T. Crum(3) -- 1947          1985               Director and President, A I M Capital Management,
   Senior Vice President                               Inc.; Director and Executive Vice President, A I M
                                                       Management Group Inc.; Director and Senior Vice
                                                       President, A I M Advisors, Inc.; and Director,
                                                       A I M Distributors, Inc. and AMVESCAP PLC
---------------------------------------------------------------------------------------------------------
   Stuart W. Coco -- 1955           1992               Managing Director and Chief Research
   Vice President                                      Officer -- Fixed Income, A I M Capital Management,
                                                       Inc.; and Vice President, A I M Advisors, Inc.
---------------------------------------------------------------------------------------------------------
   Melville B. Cox -- 1943          1992               Vice President and Chief Compliance Officer, A I M
   Vice President                                      Advisors, Inc. and A I M Capital Management, Inc.;
                                                       and Vice President, A I M Fund Services, Inc.
---------------------------------------------------------------------------------------------------------
   Karen Dunn Kelley -- 1960        1992               Managing Director and Chief Cash Management
   Vice President                                      Officer, A I M Capital Management, Inc.; Director
                                                       and President, Fund Management Company; and Vice
                                                       President, A I M Advisors, Inc.
---------------------------------------------------------------------------------------------------------
   Edgar M. Larsen(3) -- 1940       2002               Vice President, A I M Advisors, Inc., and
   Vice President                                      President, Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital Management, Inc.
---------------------------------------------------------------------------------------------------------
   Dana R. Sutton -- 1959           1988               Vice President and Fund Treasurer, A I M Advisors,
   Vice President and Treasurer                        Inc.
---------------------------------------------------------------------------------------------------------
   Nancy L. Martin(4) -- 1957       2003               Vice President, A I M Advisors, Inc.; and Vice
   Secretary                                           President and General Counsel, A I M Capital
                                                       Management, Inc.
---------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE COMPANY  HELD BY DIRECTOR
---------------------------------  -------------------------------

   INDEPENDENT DIRECTORS
---------------------------------------------------------------------------------------------------------
   Carl Frischling -- 1937         Cortland Trust, Inc.
   Director                        (registered investment company)
---------------------------------------------------------------------------------------------------------
   Prema Mathai-Davis -- 1950      None
   Director
---------------------------------------------------------------------------------------------------------
   Lewis F. Pennock -- 1942        None
   Director
---------------------------------------------------------------------------------------------------------
   Ruth H. Quigley -- 1935         None
   Director
---------------------------------------------------------------------------------------------------------
   Louis S. Sklar -- 1939          None
   Director
---------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
---------------------------------------------------------------------------------------------------------
   Gary T. Crum(3) -- 1947         N/A
   Senior Vice President
---------------------------------------------------------------------------------------------------------
   Stuart W. Coco -- 1955          N/A
   Vice President
---------------------------------------------------------------------------------------------------------
   Melville B. Cox -- 1943         N/A
   Vice President
---------------------------------------------------------------------------------------------------------
   Karen Dunn Kelley -- 1960       N/A
   Vice President
---------------------------------------------------------------------------------------------------------
   Edgar M. Larsen(3) -- 1940      N/A
   Vice President
---------------------------------------------------------------------------------------------------------
   Dana R. Sutton -- 1959          N/A
   Vice President and Treasurer
---------------------------------------------------------------------------------------------------------
   Nancy L. Martin(4) -- 1957      N/A
   Secretary
---------------------------------------------------------------------------------------------------------

(3) Information is current as of January 10, 2003.

(4) Ms. Martin became secretary of the Company on April 1, 2003.

The Statement of Additional Information of the Company includes additional information about the Fund's Directors and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Ernst & Young LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               5 Houston Center
Houston, TX 77046               Suite 100                       Suite 100                       1401 McKinney
                                Houston, TX 77046               Houston, TX 77046-1173          Suite 1200
                                                                                                Houston, TX 77010

COUNSEL TO THE FUND             COUNSEL TO THE DIRECTORS        TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       A I M Fund Services, Inc.       Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   100 Church Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          New York, NY 10286
Philadelphia, PA 19103          New York, NY 10022

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2003.

AIM Tax-Free Cash Reserve Fund Reserve Class paid ordinary dividends in the amount of $0.0039 per share during its tax year ended March 31, 2003. Of this amount, 100.00% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the appropriate Form 1099-DIV.

                         ANNUAL REPORT / MARCH 31, 2003

                         TAX-FREE INVESTMENTS CO. (TFIC)

                             CASH RESERVE PORTFOLIO

                                 RESOURCE CLASS

                                 [COVER IMAGE]

                      [AIM INVESTMENTS LOGO APPEARS HERE]

                                --Servicemark--


This report may be distributed only to current shareholders or to persons who have received a current prospectus.

TFIC-AR-5

[AIM INVESTMENTS LOGO APPEARS HERE]
         --Servicemark--

                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This letter and the financial pages that follow provide an
ROBERT H.           annual report for the Resource Class of the Cash Reserve
GRAHAM]             Portfolio of Tax-Free Investments Company, a money market
                    fund investing in short-term municipal bonds of the highest credit ratings. The safety of money market funds is well known, and your portfolio continues to provide safety, liquidity and a positive return on your investment. Several factors influence the rate of that return.

                       For the first seven months of the fund's fiscal year, the
                    federal funds rate remained at 1.75%. On November 6, 2002, the Federal Reserve Board's Federal Open Market Committe
                    (FOMC) lowered the rate to 1.25%, the lowest the rate had been in 41 years. As of March 31, 2003, the FOMC had met three times since lowering the rate in November and left the rate unchanged. By calendar-year-end 2002, the yield on the
10-year Treasury note had fallen to 3.83%. While the federal funds rate does not mandate the rates offered on municipal bonds, the low-interest-rate environment resulting from the federal funds rate, as well as the overall economic climate itself, affects all fixed income investing.

    The job market was comparatively weak throughout the period, yet consumer spending remained relatively strong. Consumer confidence declined, yet auto and home sales reached near-record levels because of dealer incentives and low mortgage rates. The growth in the gross domestic product (GDP) seesawed. For the second quarter of 2002 it was 1.3%, and in the third quarter, growth accelerated to 4.0%. For the fourth quarter, growth declined to 1.4%.

    Equity investors continued to be daunted by corporations missing earnings estimates and the warnings of such misses. Weakness in the job market and other signals of a weak economy, continued high volatility and the prolonged bear market in equities resulted in stock market avoidance. The flight to quality--investors moving money into safer, more liquid investments--continued throughout the period. Money market funds, government bond funds and short-term bond funds are traditionally known as safe havens.

    All of these factors--low interest rates, the economic climate and the flight to quality--resulted in low yields for money market investments.

FUND PROVIDES SAFETY, LIQUIDITY AND COMPETITIVE YIELD

For the one-year period ended March 31, 2003, Cash Reserve Portfolio, Resource Class, maintained its competitive position, as shown in the table. Had the advisor and distributor not waived fees, performance would have been lower. Net assets of the Resource Class of the portfolio stood at $260.2 million at the close of the reporting period.

================================================================================

YIELDS AS OF 3/31/03

                                         MONTHLY     SEVEN-DAY
                                          YIELD        YIELD

Cash Reserve Portfolio,                    0.81%       0.84%
Resource Class

iMoneyNet Tax-Free Money Fund              0.79%       0.82%
Averages Institutions Only--Trademark--

iMoneyNet All Tax-Free                     0.62%       0.65%
Money Fund Averages--Trademark--

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. iMoneyNet, Inc. All Tax-Free Money Fund Average consists of 523 funds that invest in short-term municipal securities, which are exempt from federal taxation. The Institutions Only category consists of funds that invest in tax-exempt obligations, including state and municipal authorities.

================================================================================

                                                                     (continued)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch ICBA. Fund ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure, and management. AIM Investments is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

CASH RESERVE

    Portfolio seeks to generate as high a level of federally tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The portfolio invests solely in "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940.

    An investment in a money market fund is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

CLOSING REMARKS

We hope you find this report informative. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

March 31, 2003


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ALABAMA-3.34%

Alabama (State of) Public School and College
  Authority; Refunding Series 1993 A RB
  5.75%, 08/01/03                                 AA      Aa3    $ 1,900   $    1,926,882
-----------------------------------------------------------------------------------------
Alabama State University; Refunding General
  Tuition and Fee Series 1993 RB
  5.70%, 05/01/03(b)(c)                          AAA      Aaa      2,000        2,046,974
-----------------------------------------------------------------------------------------
Birmingham (City of) Medical Clinic Board
  (University of Alabama Health Services
  Foundation); VRD Series 1991 RB
  (LOC-Amsouth Bank)
  1.30%, 12/01/26(d)(e)                         A-1+   VMIG-1     19,600       19,600,000
-----------------------------------------------------------------------------------------
Birmingham (City of) Public Park and
  Recreation Board (Children's Zoo Project);
  VRD Series 2002 RB (LOC-Amsouth Bank)
  1.40%, 05/01/07(d)(e)                           --   VMIG-1      6,000        6,000,000
-----------------------------------------------------------------------------------------
Birmingham (City of) Public Park and
  Recreation Board (YMCA Project); Refunding
  VRD Series 1996 RB (LOC-Amsouth Bank)
  1.30%, 06/01/16(d)(e)                           --   VMIG-1      2,360        2,360,000
-----------------------------------------------------------------------------------------
DCH Health Care Authority; VRD Health Care
  Facilities Series 2000 RB (LOC-Regions
  Bank)
  1.15% 06/01/20(d)(e)                           A-1   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board); VRD Series
  2002-6009 Class A COP
  1.23%, 01/01/43 (Acquired 11/05/02; Cost
  $4,100,000)(d)(f)(g)                          A-1+       --      4,100        4,100,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ALABAMA-(CONTINUED)

Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); VRD Lease
  Revenue Series 2000 RB (LOC-Amsouth Bank)
  1.30%, 11/01/24(d)(e)                          A-1       --    $ 7,650   $    7,650,000
-----------------------------------------------------------------------------------------
Huntsville (City of) Special Care Facilities
  Financing Authority (Redstone Village); VRD
  Series 2002 D RB (LOC-LaSalle Bank N.A.)
  1.17%, 12/01/06(d)(e)                          A-1       --      7,250        7,250,000
-----------------------------------------------------------------------------------------
Infirmary Health Systems Special Care
  Facilities Financing Authority (Infirmary
  Health Systems Inc); Refunding VRD Series A
  RB (LOC-Regions Bank)
  1.15%, 01/01/25(d)(e)                           --   VMIG-1      7,700        7,700,000
-----------------------------------------------------------------------------------------
Ridge Improvement District; VRD Improvement
  Series 2000 Special Assessment (LOC-Amsouth
  Bank)
  1.25%, 10/01/25(d)(e)                           --   VMIG-1     12,000       12,000,000
-----------------------------------------------------------------------------------------
Tuscaloosa (City of) Educational Building
  Authority (Stillman College Project);
  Refunding VRD Capital Improvement Series
  2002 A RB (LOC-Amsouth Bank)
  1.40%, 10/01/23(d)(e)                           --   VMIG-1      1,447        1,447,000
=========================================================================================
                                                                               82,080,856
=========================================================================================

ALASKA-0.16%

Alaska (State of) Industrial Development
  Authority (Alaska Hotel Properties Inc.
  Project); VRD Series 1986 IDR (LOC-National
  Westminster Bank PLC)
  1.20%, 06/01/06 (Acquired 12/27/02; Cost
  $1,600,000)(d)(e)(g)                            --      Aa1      1,600        1,600,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ALASKA-(CONTINUED)

Alaska (State of) Industrial Development and
  Export Authority (Safeway Inc. Projects);
  Refunding VRD Series 1991 IDR (LOC-Deutsche
  Bank A.G.)
  1.45%, 12/01/06(d)(e)                         A-1+       --    $ 2,390   $    2,390,000
=========================================================================================
                                                                                3,990,000
=========================================================================================

ARIZONA-0.87%

Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Refunding VRD Multi-Family Series 2001 A
  IDR (CEP-Federal National Mortgage
  Association)
  1.20%, 06/15/31(d)                              --   VMIG-1      1,210        1,210,000
-----------------------------------------------------------------------------------------
Phoenix (City of); Refunding Ltd. Tax Series
  2002 A GO
  3.00%, 07/01/03                                AA+      Aa1      2,000        2,009,895
-----------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp.;
  Wastewater System Lease Series 1993 RB
  6.13%, 07/01/03(b)(c)                          AAA      NRR      6,300        6,499,334
-----------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Refunding VRD Multi-Family Housing Series
  1994 IDR (CEP-Federal Home Loan Bank)
  1.21%, 10/01/25(d)(e)                         A-1+       --      3,920        3,920,000
-----------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); VRD Series
  1982 IDR (LOC-Toronto Dominion Bank)
  1.20%, 10/01/22(d)(e)                          A-1   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ARIZONA-(CONTINUED)

Yuma (City of) Industrial Development
  Authority (El Encanto Apartments Project);
  Refunding VRD Multi-Family Housing Series
  2003 IDR (CEP-Federal National Mortgage
  Association)
  1.25%, 04/15/33(d)                            A-1+   VMIG-1    $ 6,640   $    6,640,000
=========================================================================================
                                                                               21,279,229
=========================================================================================

ARKANSAS-0.43%

Fayetteville (City of) Sales & Use Tax;
  Capital Improvement Series 2002 RB
  2.00%, 06/01/03                                AA-       --      2,200        2,201,086
-----------------------------------------------------------------------------------------
North Little Rock (City of); Refunding
  Electric Series 1992 A RB
  6.15%, 07/01/03(h)                             AAA      Aaa      3,245        3,282,182
-----------------------------------------------------------------------------------------
Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project); VRD
  Educational Facilities Series 2001 RB
  (LOC-Bank of America N.A.)
  1.20%, 07/01/08(d)(e)(i)                        --       --      3,610        3,610,000
-----------------------------------------------------------------------------------------
University of Arkansas (Fayetteville Campus);
  Facilities Series 2002 RB
  2.50%, 12/01/03(h)                              --      AAA      1,420        1,429,848
=========================================================================================
                                                                               10,523,116
=========================================================================================

COLORADO-3.07%

Adams & Arapahoe (Counties of) Joint School
  District #28J (Aurora); Unlimited Tax
  Series 2003 A GO
  2.00%, 12/01/03(h)                             AAA      Aaa      4,140        4,165,926
-----------------------------------------------------------------------------------------
Arapaho (County of) (Hunter's Run Project);
  Refunding VRD Multi-Family Rent Housing
  Series 2001 RB (CEP-Federal Home Loan
  Mortgage Corp.)
  1.15%, 08/01/31(d)                            A-1+       --      5,100        5,100,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Arvada (City of) (Water Utility
  Improvements); Refunding VRD Series 2001 RB
  1.20%, 11/01/20(h)(j)                         A-1+      Aaa    $ 1,000   $    1,000,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  1.15%, 01/01/33(d)(e)                         A-1+       --      1,000        1,000,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Museum
  Project); VRD Series 2001 RB (LOC-Bank One
  Colorado N.A.)
  1.20%, 11/01/21(d)(e)                          A-1       --      9,000        9,000,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (National Cable
  Television Center & Museum Project); VRD
  Series 1999 RB (LOC-Wells Fargo Bank N.A.)
  1.15%, 10/01/06(d)(e)                         A-1+       --      2,610        2,610,000
-----------------------------------------------------------------------------------------
Colorado (State of) General Fund; Series 2002
  TRAN
  2.50%, 06/27/03                              SP-1+    MIG-1     15,000       15,044,516
-----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Refunding VRD Series 2002 A RB (LOC-U.S.
  Bank N.A.)
  1.20%, 01/01/31(d)(e)                          A-1       --      3,400        3,400,000
-----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Golden West Manor Inc. Project);
  VRD Series 2002 A RB (LOC-U.S. Bank N.A.)
  1.20%, 07/01/32(d)(e)                          A-1       --      4,210        4,210,000
-----------------------------------------------------------------------------------------
Denver (City and County of) Multifamily
  Housing (Cottonwood Creek Project);
  Refunding VRD Series 1989 A RB (CEP-Federal
  Home Loan Mortgage Corp.)
  1.15%, 04/15/14 (Acquired 11/04/02; Cost
  $1,000,000)(d)(g)                             A-1+       --      1,000        1,000,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Idaho Springs (City of) Industrial
  Development (Safeway Inc. Project);
  Refunding Series 1993 IDR (LOC-Deutsche
  Bank A.G.)
  1.45%, 06/02/03(b)(e)                         A-1+       --    $ 1,310   $    1,310,000
-----------------------------------------------------------------------------------------
Jefferson (County of) School District #R-001;
  Series 2002 B TRAN
  2.25%, 06/30/03                              SP-1+    MIG-1     23,000       23,055,361
-----------------------------------------------------------------------------------------
Pitkin (County of) Industrial Development
  (Aspen Skiing Co. Project); Refunding VRD
  Series 1994 A IDR (LOC-Bank One N.A.)
  1.15%, 04/01/16(e)(k)                          A-1       --      2,000        2,000,000
-----------------------------------------------------------------------------------------
Smith Creek Metropolitan District; VRD Series
  1997 RB (LOC-Bank of America N.A.)
  1.25%, 10/01/35(d)(e)                         A-1+       --      2,460        2,460,000
=========================================================================================
                                                                               75,355,803
=========================================================================================

DISTRICT OF COLUMBIA-0.66%

District of Columbia Unrefunded Balance;
  Refunding Unlimited Tax Series 1993 A-3 GO
  5.20%, 06/01/03(h)                             AAA      Aaa      5,450        5,481,463
-----------------------------------------------------------------------------------------
District of Columbia (Abraham & Laura Lisner
  Home for Aged Women); VRD Series 1992 RB
  (LOC-Bank of America NT & SA)
  1.15%, 07/01/22(d)(e)                           --   VMIG-1      5,000        5,000,000
-----------------------------------------------------------------------------------------
District of Columbia (Catholic University
  America Project); Series 1993 RB
  6.30%, 10/01/03(b)(c)                          AAA      NRR      1,000        1,044,975
-----------------------------------------------------------------------------------------
First Union Merlots (District of Columbia
  Water & Sewer Authority); VRD Series 2003
  A12 RB
  1.26%, 10/01/17 (Acquired 02/24/03; Cost
  $4,695,000)(d)(f)(g)                            --   VMIG-1      4,695        4,695,000
=========================================================================================
                                                                               16,221,438
=========================================================================================


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

FLORIDA-6.51%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia); Refunding VRD Florida Non-AMT
  Series 2002-24 Ctfs.
  1.21%, 10/01/10 (Acquired 10/24/02; Cost
  $5,000,000)(d)(f)(g)                            --   VMIG-1    $ 5,000   $    5,000,000
-----------------------------------------------------------------------------------------
Alachua (County of) Health Facilities
  Authority (Oak Hammock at the University of
  Florida Project); VRD Continuing Care
  Series 2002 A RB (LOC-BNP Paribas)
  1.15%, 10/01/32(e)(k)                           --   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------
Duval (County of) Housing Finance Authority
  (Lighthouse Bay Apartments Project); VRD
  Multi-Family Housing Series 2002 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.15%, 12/01/32(d)                            A-1+       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
Florida (State of) Board of Education;
  Unlimited Tax Capital Outlay Series 1993 C
  GO
  5.85%, 06/01/03(b)(c)                          AAA      Aaa      4,200        4,275,497
-----------------------------------------------------------------------------------------
Highlands (County of) Health Facilities
  Authority (Adventist Health System
  Project); VRD Series 2000 A RB
  1.15%, 12/01/26(d)(h)                         A-1+   VMIG-1     20,000       20,000,000
-----------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); Refunding VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  1.20%, 12/01/23 (Acquired 02/20/01; Cost
  $2,300,000)(d)(e)(g)(i)                         --       --      2,300        2,300,000
-----------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc); Refunding
  VRD Series 2002 RB (LOC-Bank of America
  N.A.)
  1.20%, 06/01/22(d)(e)                           --   VMIG-1     12,930       12,930,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

FLORIDA-(CONTINUED)

Marion (County of) Hospital District (Munroe
  Regional Health System); VRD Health System
  Improvement Series 2000 RB (LOC-Amsouth
  Bank of Florida)
  1.20%, 10/01/30(d)(e)                           --   VMIG-1    $13,875   $   13,875,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (State of Florida
  Mid-Bay Bridge Authority); VRD Series 2002
  PT-1531 RB
  1.21%, 10/01/18 (Acquired 10/10/02; Cost
  $9,175,000)(d)(f)(g)                          A-1+       --      9,175        9,175,000
-----------------------------------------------------------------------------------------
Miami-Dade (County of) Educational Facilities
  Authority (Carlos Albizu University
  Project); VRD Series 2000 RB (LOC-Bank of
  America N.A.)
  1.20%, 12/01/25(d)(e)(i)                        --       --      9,600        9,600,000
-----------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority (Palmer Trinity Private School
  Project); VRD Series 1999 IDR (LOC-Bank of
  America N.A.)
  1.20%, 12/01/19(d)(e)(i)                        --       --      2,700        2,700,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of Florida Department
  of Environmental Protection); VRD Floating
  Rate Trust Ctfs. Series 2002-722 RB
  1.21%, 07/01/22 (Acquired 11/13/02; Cost
  $10,000,000)(d)(f)(g)                          A-1       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD
  Series 1999 RB (LOC-Bank of America N.A.)
  1.20%, 08/01/19(d)(e)(i)                        --       --      1,650        1,650,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Orange (County of) Health Facilities
  Authority (Presbyterian Retirement
  Communities Project); Refunding VRD Series
  1998 RB (LOC-Bank of America N.A.)
  1.20%, 11/01/28 (Acquired
  01/29/02-01/03/03; Cost
  $8,140,000)(d)(e)(g)(i)                         --       --    $ 8,140   $    8,140,000
-----------------------------------------------------------------------------------------
Orange (County of) Industrial Development
  Authority (Christian Prison Project); VRD
  Series 2003 A IDR (LOC-Regions Bank)
  1.20%, 02/01/23(d)(e)                           --   VMIG-1      4,535        4,535,000
-----------------------------------------------------------------------------------------
Orlando & Orange (Counties of) Expressway
  Authority; Refunding VRD Series 2003 C-4 RB
  1.20%, 07/01/25(d)(h)                         A-1+   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Palm Beach (County of) (St. Andrews
  School-Boca Raton); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  1.20%, 10/01/28 (Acquired 01/03/02; Cost
  $12,800,000)(d)(e)(g)(i)                        --       --     12,800       12,800,000
-----------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Refunding VRD Educational Facilities Series
  2001 RB (LOC-Bank of America N.A.)
  1.20%, 12/01/31(d)(e)(i)                        --       --      3,000        3,000,000
-----------------------------------------------------------------------------------------
Palm Beach (County of) Health Facilities
  Authority (Jupiter Medical Center Inc.
  Project); VRD Series 1999 B RB (LOC-Bank of
  America N.A.)
  1.20%, 08/01/20 (Acquired
  05/02/02-07/22/02; Cost
  $5,220,000)(d)(e)(g)(i)                         --       --      5,220        5,220,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

FLORIDA-(CONTINUED)

Saint Lucie (County of) Industrial
  Development (Florida Convalescent Centers
  Project); Refunding VRD Series 1988 IDR
  (LOC-Wells Fargo Bank N.A.)
  1.10%, 01/01/11(e)(j)                           --      P-1    $ 2,600   $    2,600,000
-----------------------------------------------------------------------------------------
Seminole (County of) Industrial Development
  Authority (Florida Living Nursing Home);
  VRD Multimodal Health Facilities Series
  1991 IDR (LOC-Bank of America N.A.)
  1.35%, 02/01/11(d)(e)                           --   VMIG-1      1,200        1,200,000
-----------------------------------------------------------------------------------------
Tallahassee (City of) Consolidated Utility
  Systems; Series 1994 RB
  6.20%, 10/01/03(b)(c)                           AA      Aa2      3,400        3,554,262
-----------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment DACCO Project); VRD Series 2001
  RB (LOC-Bank of America N.A.)
  1.20%, 07/01/22(d)(e)(i)                        --       --      5,400        5,400,000
-----------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.;
  Refunding VRD Series 1998 RB (LOC-Wachovia
  Bank N.A.)
  1.25%, 05/01/28(d)(e)                          A-1       --        900          900,000
=========================================================================================
                                                                              159,854,759
=========================================================================================

GEORGIA-4.20%

Albany (City of) Dougherty (County of)
  Hospital Authority (Phoebe Putney Memorial
  Hospital Project); VRD Series 2002 RAC
  1.15%, 09/01/32(h)(k)                           --   VMIG-1      8,900        8,900,000
-----------------------------------------------------------------------------------------
Cobb (County of); Unlimited Tax Series 2003
  TAN
  1.50%, 12/31/03                              SP-1+    MIG-1     13,500       13,545,900
-----------------------------------------------------------------------------------------
Cobb (County of) Development Authority
  (Kennesaw State University Project); VRD
  Series 2001 B RB (LOC-First Union National
  Bank)
  1.17%, 08/01/26(d)(e)                          A-1       --      7,000        7,000,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Cobb (County of) Development Authority (North
  Cobb Christian School Project); Refunding
  VRD Series 1998 A RB (LOC-Branch Banking &
  Trust)
  1.15%, 03/01/22 (Acquired 01/03/03; Cost
  $2,700,000)(d)(e)(g)                            --      Aa2    $ 2,700   $    2,700,000
-----------------------------------------------------------------------------------------
De Kalb (County of) Development Authority
  (Green Forest Community Development
  Project); VRD Series 2001 RB (LOC-Bank of
  America N.A.)
  1.15%, 02/01/22 (Acquired 07/02/02; Cost
  $6,580,000)(d)(e)(g)                          A-1+       --      6,580        6,580,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia);
  VRD Series 2000-1001 Class C COP
  1.23%, 07/01/15 (Acquired
  07/26/00-01/31/02; Cost
  $20,000,000)(d)(f)(g)                         A-1+       --     20,000       20,000,000
-----------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); VRD Educational Facilities Series
  2000 RB (LOC-Wachovia Bank N.A.)
  1.22%, 06/01/15(d)(e)                          A-1       --      1,800        1,800,000
-----------------------------------------------------------------------------------------
Fulton (County of) Housing Authority
  (Saratoga Apartments Project); Refunding
  VRD Multi-Family Housing Series 1996 RB
  (CEP-Federal National Mortgage Association)
  1.15%, 10/01/25(d)                              --   VMIG-1      1,500        1,500,000
-----------------------------------------------------------------------------------------
Gwinnett (County of) School District; Ltd.
  Construction Sales Tax Series 2003 GO
  2.00%, 12/29/03                                 --    MIG-1     20,000       20,132,960
-----------------------------------------------------------------------------------------
Houston (County of) Hospital Authority; VRD
  Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.17%, 10/01/14(d)(e)                          A-1       --     10,000       10,000,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

GEORGIA-(CONTINUED)

Private Colleges & Universities Authority
  (Mercer University Project); VRD Series
  2003 RB (LOC-Branch Banking & Trust)
  1.25%, 10/01/32(d)(e)                           --   VMIG-1    $ 7,500   $    7,500,000
-----------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); VRD
  Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.22%, 11/01/27(d)(e)                           --   VMIG-1      2,310        2,310,000
-----------------------------------------------------------------------------------------
Walton (County of); Unlimited Sales Tax
  Series 2001 GO
  4.00%, 06/01/03(h)                             AAA      Aaa      1,100        1,104,887
=========================================================================================
                                                                              103,073,747
=========================================================================================

HAWAII-0.40%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP
  1.23%, 12/01/16 (Acquired 01/11/01; Cost
  $6,000,000)(d)(f)(g)                          A-1+       --      6,000        6,000,000
-----------------------------------------------------------------------------------------
First Union Merlots (State of Hawaii); VRD
  Unlimited Tax Series 2003 A16 GO
  1.26%, 07/01/18 (Acquired 02/27/03; Cost
  $3,905,000)(d)(f)(g)                            --   VMIG-1      3,905        3,905,000
=========================================================================================
                                                                                9,905,000
=========================================================================================

IDAHO-0.61%

Ada & Canyon (Counties of) Joint School
  District #2 Meridian; Unlimited Tax Series
  2001 GO
  6.25%, 07/30/03                                AA-      Aa2      1,455        1,479,339
-----------------------------------------------------------------------------------------
Idaho (State of); Series 2002 TAN
  3.00%, 06/30/03                              SP-1+    MIG-1     12,000       12,039,877
-----------------------------------------------------------------------------------------
Idaho (State of) Health Facilities Authority
  (St. Lukes Regional Medical Center
  Project); VRD Series 1995 RB
  (LOC-Bayerische Landesbank)
  1.15%, 05/01/22(e)(k)                           --   VMIG-1      1,500        1,500,000
=========================================================================================
                                                                               15,019,216
=========================================================================================


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ILLINOIS-14.11%

ABN AMRO Munitops Ctfs. Trust (City of
  Chicago); Refunding VRD Ltd. Tax Multistate
  Non-AMT Series 2001-34 Ctfs.
  1.23%, 07/01/07 (Acquired 11/15/01; Cost
  $10,000,000)(d)(f)(g)                           --   VMIG-1    $10,000   $   10,000,000
-----------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); VRD Series 2002-190
  Class A RB
  1.25%, 06/05/14 (Acquired 05/06/02; Cost
  $10,130,000)(d)(f)(g)                          A-1       --     10,130       10,130,000
-----------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 Class A RB
  1.25%, 03/15/07 (Acquired 08/26/99; Cost
  $10,000,000)(d)(f)(g)                          A-1       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
Chicago (City of); Unlimited Equipment Notes
  Tax Series 1996 GO
  5.60%, 01/01/04(h)                             AAA      Aaa      1,635        1,686,695
-----------------------------------------------------------------------------------------
Chicago (City of); Unlimited Projects &
  Refunding Tax Series 2002 A GO
  5.00%, 01/01/04(h)                             AAA      Aaa      3,175        3,260,727
-----------------------------------------------------------------------------------------
Chicago (City of); Unlimited Tax Series 2003
  GO (LOC-Landesbank Hessen-Thuringen)
  1.22%, 01/07/04(b)(e)                        SP-1+    MIG-1     15,000       15,000,000
-----------------------------------------------------------------------------------------
Chicago (City of) Public Building Commission;
  Building Series 1993 A RB
  5.75%, 12/01/03(b)(c)                          AAA      Aaa      7,000        7,356,636
-----------------------------------------------------------------------------------------
Chicago (City of) Skyway Toll Bridge;
  Refunding Series 1994 RB
  6.75%, 01/01/04(b)(c)                          AAA       --      1,000        1,062,346
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP
  1.30%, 01/01/35 (Acquired 04/02/01; Cost
  $4,950,000)(d)(f)(g)                          A-1+       --    $ 4,950   $    4,950,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Park
  District); VRD Series 2002-1306 COP
  1.23%, 01/01/29 (Acquired 05/05/02; Cost
  $5,500,000)(d)(f)(g)                          A-1+       --      5,500        5,500,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water
  & Sewer); VRD Series 2001-1308 COP
  1.23%, 11/01/26 (Acquired 12/12/01; Cost
  $8,655,000)(d)(f)(g)                          A-1+       --      8,655        8,655,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Cook County Regional
  Transportation Authority); VRD Series
  2000-1303 COP
  1.23%, 07/01/23 (Acquired
  03/26/01-05/30/01; Cost
  $19,000,000)(d)(f)(g)                         A-1+       --     19,000       19,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  VRD Series 2000-1304 COP
  1.23%, 06/01/21 (Acquired 06/27/00; Cost
  $7,340,000)(d)(f)(g)                          A-1+       --      7,340        7,340,000
-----------------------------------------------------------------------------------------
First Union Merlots (Central Lake County
  Joint Action Water Agency); Refunding VRD
  Series 2003 B18 RB
  1.26%, 05/01/20 (Acquired 02/19/03; Cost
  $3,165,000)(d)(f)(g)                            --   VMIG-1      3,165        3,165,000
-----------------------------------------------------------------------------------------
First Union Merlots (City of Chicago); GO
  1.26%, VRD Ltd. Tax Series 2000 A12
    01/01/23 (Acquired 10/13/00; Cost
    $10,000,000)(d)(f)(g)                         --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
  1.26%, VRD Ltd. Tax Series 2002 A44
    01/01/20 (Acquired 08/02/02; Cost
    $7,885,000)(d)(f)(g)                          --   VMIG-1      7,885        7,885,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

First Union Merlots (Cook County); Unlimited
  Tax Series 2003 B11 GO
  1.26%, 11/15/25 (Acquired 01/29/03; Cost
  $3,500,000)(d)(f)(g)                            --   VMIG-1    $ 3,500   $    3,500,000
-----------------------------------------------------------------------------------------
First Union Merlots (Cook County Regional
  Transportation Authority); GO
  1.26%, VRD Series 2001 A93 07/01/27
    (Acquired 10/10/01; Cost
    $3,690,000)(d)(f)(g)                          --   VMIG-1      3,690        3,690,000
-----------------------------------------------------------------------------------------
  1.26%, VRD Unlimited Tax Series 2002 A41
    06/01/17 (Acquired 07/25/02-10/31/02;
    Cost $18,000,000)(d)(f)(g)                    --   VMIG-1     18,000       18,000,000
-----------------------------------------------------------------------------------------
First Union Merlots (State of Illinois); VRD
  Unlimited Tax Series 2001 A124 GO
  1.26%, 11/01/26 (Acquired
  11/26/01-08/28/02; Cost
  $6,570,000)(d)(f)(g)                           A-1       --      6,570        6,570,000
-----------------------------------------------------------------------------------------
First Union Merlots (University of Illinois);
  VRD Series 2000 S RB
  1.26%, 04/01/30 (Acquired
  03/20/00-02/12/01; Cost
  $7,400,000)(d)(f)(g)                            --   VMIG-1      7,400        7,400,000
-----------------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series
  1993 GO
  5.70%, 04/01/03(b)(c)                          NRR      NRR      2,000        2,040,000
-----------------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series
  1994 GO
  5.25%, 04/01/03                                 --      Aa2      2,980        2,980,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons);
  VRD Series 1996 RB (LOC-Northern Trust Co.)
  1.25%, 08/01/26(d)(e)                         A-1+       --     10,000       10,000,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Bochasanwais Shree Akshar Inc.
  Project); VRD Series 2002 RB (LOC-Comerica
  Bank Texas)
  1.15%, 06/01/17(d)(e)                          A-1       --    $ 9,500   $    9,500,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Chicago Commons Association
  Project); VRD Series 1999 RB (LOC-Bank of
  America NT & SA)
  1.15%, 01/01/29(d)(e)                         A-1+       --      3,900        3,900,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Evanston Northwestern); VRD
  Series 2001 C RB
  1.15%, 05/01/31(d)                            A-1+   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Institute of Gas Technology
  Project); Refunding VRD Series 1999 IDR
  (LOC-Harris Trust & Savings Bank)
  1.20%, 09/01/24(d)(e)                         A-1+       --      2,400        2,400,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Jewish Charities Program); VRD
  Series 2002 RAN (LOC-Harris Trust & Savings
  Bank)
  1.20%, 06/30/03(d)(e)                         A-1+       --      4,970        4,970,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Jewish Charities Program); VRD
  Series 2003 B RN (LOC-Harris Trust &
  Savings Bank)
  1.20%, 06/30/03(d)(e)                         A-1+       --      6,360        6,360,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Lyric Opera Chicago Project);
  VRD Series 1994 RB (LOC-Northern Trust Co.;
  Harris Trust & Savings Bank; Bank One N.A.)
  1.15%, 12/01/28(d)(e)                          A-1   VMIG-1     48,600       48,600,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); Refunding VRD Series 2001 RB
  (LOC-LaSalle Bank N.A.)
  1.17%, 07/01/41 (Acquired 01/29/03; Cost
  $1,695,000)(d)(e)(g)                           A-1       --    $ 1,695   $    1,695,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Sacred Heart Schools Project);
  VRD Series 2003 RB (LOC-Fifth Third Bank)
  1.15%, 07/01/33(d)(e)                           --   VMIG-1      2,300        2,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); VRD Series 2002 RB
  (LOC-American National Bank & Trust)
  1.20%, 09/01/32(d)(e)                           --   VMIG-1      4,800        4,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); Refunding
  VRD Series 2002 RB (LOC-Fifth Third Bank)
  1.20%, 03/01/32(d)(e)                           --   VMIG-1      3,300        3,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lake County Family YMCA
  Project); Refunding VRD Series 2000 RB
  (LOC-Harris Trust & Savings Bank)
  1.15%, 11/01/30(d)(e)                         A-1+       --      1,400        1,400,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Northwestern University);
  Refunding
  VRD Series 1985 L RB
  1.20%, 12/15/25(d)(e)                           --   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Saint Xavier University
  Project); Refunding VRD Series 2002 A RB
  (LOC-LaSalle Bank N.A.)
  1.17%, 10/01/32(d)(e)                          A-1       --      3,800        3,800,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Bensenville Home Society); VRD
  Series 1989 A RB (LOC-American National
  Bank & Trust)
  1.20%, 02/15/19(d)(e)                          A-1       --    $ 1,200   $    1,200,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Edward Hospital Obligated
  Group); VRD Series 2001 C RB
  1.15%, 02/01/34(d)(h)                          A-1   VMIG-1     21,800       21,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Franciscan Eldercare Project);
  Refunding VRD Series 1996 C RB (LOC-LaSalle
  National Bank)
  1.20%, 05/15/26(d)(e)                          A-1       --      1,420        1,420,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Memorial Health System);
  Refunding VRD Series 1997 RB
  5.25%, 10/01/03(h)                              --      Aaa      1,190        1,213,659
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  Refunding VRD Series 2002 A RB
  1.20%, 08/15/09(k)                            A-1+   VMIG-1      5,525        5,525,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  VRD Series 1995 RB
  1.15%, 08/15/25(k)                            A-1+   VMIG-1      5,200        5,200,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Swedish Covenant Hospital
  Project); VRD Series 1995 RB
  1.17%, 08/01/25(d)(h)                         A-1+   VMIG-1      2,600        2,600,000
-----------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding VRD Toll Highway Series 1998 B RB
  1.20%, 01/01/16(d)(h)                           --   VMIG-1      8,800        8,800,000
-----------------------------------------------------------------------------------------
  1.20%, 01/01/17(d)(h)                           --   VMIG-1      4,600        4,600,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Jackson-Union (Counties of) Regional Port
  District (Kinder Morgan Operating L.P.);
  Refunding VRD Series 1994 RB (LOC-First
  Union National Bank)
  1.17%, 04/01/24(d)(e)                          A-1   VMIG-1    $ 1,750   $    1,750,000
-----------------------------------------------------------------------------------------
McCook (City of) (The Illinois St. Andrew
  Society); VRD Series 1996 A RB
  (LOC-Northern Trust Co.)
  1.20%, 12/01/21(d)(e)                         A-1+       --      2,800        2,800,000
-----------------------------------------------------------------------------------------
Orland Hills (City of); VRD Multi-Family
  Housing Series 1995 A RB (LOC-LaSalle
  National Bank)
  1.15%, 12/01/04(d)(e)                          A-1       --      1,470        1,470,000
-----------------------------------------------------------------------------------------
Sangamon (County of) School District (#186
  Springfield); Series 2002 TAN
  2.00%, 12/18/03                              SP-1+       --      5,000        5,030,205
=========================================================================================
                                                                              346,605,268
=========================================================================================

INDIANA-2.49%

ABN AMRO Munitops Ctfs. Trust (City of
  Indianapolis Bond Bank-Waterworks); Non-AMT
  VRD Series 2002-7 Ctfs.
  2.00%, 05/21/03 (Acquired 05/30/02; Cost
  $10,000,000)(b)(f)(g)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Advanced
  Funding Program Notes); Series 2003 A RN
  2.00%, 01/27/04(h)                           SP-1+    MIG-1      2,500        2,518,334
-----------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Historical Society); VRD
  Educational Facilities Series 1996 IDR
  (LOC-Bank One Indiana N.A.)
  1.20%, 08/01/31 (Acquired
  01/23/02-07/31/02; Cost
  $4,400,000)(d)(e)(g)                           A-1       --      4,400        4,400,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

INDIANA-(CONTINUED)

Indiana (State of) Educational Facilities
  Authority (DePauw University Project); VRD
  Educational Facilities Series 2002 RB
  (LOC-Northern Trust Co.)
  1.15%, 07/01/32(e)(k)                           --   VMIG-1    $ 1,050   $    1,050,000
-----------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Franklin College Project); VRD
  Educational Facilities Series 1999 RB
  (LOC-Bank One Indiana N.A.)
  1.20%, 10/01/19(d)(e)                          A-1       --      1,525        1,525,000
-----------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Hospital
  Projects); VRD Hospital Series 2000 A RB
  (LOC-Bank of America N.A.)
  1.15%, 07/01/28(d)(e)                         A-1+       --      9,915        9,915,000
-----------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Mental
  Health & Rehabilitation); VRD Series 1990
  RB (LOC-LaSalle National Bank)
  1.20%, 11/01/20(d)(e)                          A-1       --      2,360        2,360,000
-----------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Deaconess Hospital
  Inc.); VRD Hospital Series 1992 RB
  (LOC-Fifth Third Bank)
  1.20%, 01/01/22(d)(e)                           --   VMIG-1      8,500        8,500,000
-----------------------------------------------------------------------------------------
Indianapolis (City of) Local Public
  Improvement Bond Bank; Series 2003 A RN
  2.00%, 07/08/03                              SP-1+       --      5,350        5,362,404
-----------------------------------------------------------------------------------------
Indianapolis (City of) Local Public
  Improvement Bond Bank; Series 2003 C RN
  2.00%, 07/08/03                              SP-1+       --      3,925        3,934,100
-----------------------------------------------------------------------------------------
Indianapolis (City of) Marion (County of)
  Public Library; Unlimited Tax Series 2002 B
  GO
  2.50%, 07/01/03                                 --      Aa2      1,000        1,002,604
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indianapolis (City of) School Commission;
  Unlimited Tax Series 2002 GO
  2.00%, 07/15/03                                 AA       --    $ 3,225   $    3,227,741
-----------------------------------------------------------------------------------------
New Albany (City of) Sewer Works; Refunding
  Series 2003 RB
  2.00%, 09/01/03(h)                             AAA      Aaa      1,235        1,239,831
-----------------------------------------------------------------------------------------
Perry (Township of) Multi-School Building
  Corp.; First Meeting Series 1993 RB
  5.20%, 07/15/03(b)(c)                           --      Aa3      1,000        1,031,613
-----------------------------------------------------------------------------------------
Purdue University; Refunding Student Fee
  Series 2002 R RB
  4.00% 07/01/03                                  AA      Aa1      5,055        5,086,681
=========================================================================================
                                                                               61,153,308
=========================================================================================

IOWA-0.78%

Hills (City of) (Mercy Hospital Project); VRD
  Healthcare Series 2002 RB (LOC-U.S. Bank
  N.A.)
  1.15%, 08/01/32(e)(k)                           --   VMIG-1      2,700        2,700,000
-----------------------------------------------------------------------------------------
Iowa City (City of) (ACT, Inc.); VRD Series
  2001 RB
  1.25%, 04/01/32(k)                             A-1       --      7,000        7,000,000
-----------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority (St. Ambrose University Project);
  VRD Series 1999 RB (LOC-Wells Fargo Bank
  N.A.)
  1.15%, 10/01/09(d)(e)                         A-1+       --      1,100        1,100,000
-----------------------------------------------------------------------------------------
Iowa (State of) School Cash Anticipation
  Program; Series 2002 TRAN
  2.75%, 06/20/03(h)                             AAA      Aaa      8,250        8,269,564
=========================================================================================
                                                                               19,069,564
=========================================================================================

KANSAS-0.98%

Johnson (County of) Unified School District
  #229; Unlimited Tax Series 1994 A GO
  6.25%, 10/01/03                                 AA      Aa1      1,180        1,210,416
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

KANSAS-(CONTINUED)

Kansas (State of) Development Finance
  Authority (Village Shalom Obligation
  Group); VRD Series 1998 BB RB (LOC-LaSalle
  National Bank)
  1.15%, 11/15/28(e)(k)                          A-1       --    $ 5,600   $    5,600,000
-----------------------------------------------------------------------------------------
Lenexa (City of) Health Care Facilities
  (Lakeview Village Inc. Project); VRD Series
  2002 B RB (LOC-LaSalle Bank N.A.)
  1.20%, 05/15/32(d)(e)                          A-1       --      7,500        7,500,000
-----------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project); VRD
  Series 2002 B RB (LOC-Bank of America N.A.)
  1.20%, 11/01/18(d)(e)                           --   VMIG-1      3,000        3,000,000
-----------------------------------------------------------------------------------------
Shawnee (County of); Unlimited Refunding &
  Improvement Tax Series 2002 GO
  2.75%, 09/01/03(h)                              --      Aaa      2,980        2,996,808
-----------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); VRD Series 1998
  XI RB (LOC-Bank of America NT & SA)
  1.20%, 08/01/09 (Acquired 02/15/01; Cost
  $3,900,000)(d)(e)(g)                          A-1+       --      3,900        3,900,000
=========================================================================================
                                                                               24,207,224
=========================================================================================

KENTUCKY-3.25%

Kentucky Asset/Liability Commission General
  Fund; Series 2002 A TRAN
  2.75%, 06/26/03                              SP-1+    MIG-1     13,750       13,784,776
-----------------------------------------------------------------------------------------
Kentucky Asset/Liability Commission General
  Fund; Series 2002 B TRAN
  1.30%, 06/26/03(m)                           SP-1+    MIG-1      5,000        5,000,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
KENTUCKY-(CONTINUED)

Kentucky (State of) Area Developing Districts
  Financing Trust (Weekly Acquisition Lease
  Program-Ewing); VRD Series 2000 RB
  (LOC-First Union National Bank)
  1.27%, 06/01/33(d)(e)                          A-1       --    $30,200   $   30,200,000
-----------------------------------------------------------------------------------------
Kentucky (State of) Interlocal School
  Transportation Association; Series 2002
  TRAN
  3.00%, 06/30/03                              SP-1+    MIG-1      5,000        5,016,492
-----------------------------------------------------------------------------------------
Newport (City of) League of Cities Funding
  Trust Lease Program; VRD Series 2002 RB
  (LOC-U.S. Bank N.A.)
  1.20%, 04/01/32(d)(e)                           --   VMIG-1     25,900       25,900,000
=========================================================================================
                                                                               79,901,268
=========================================================================================

LOUISIANA-0.75%

Eagle Tax Exempt Trust (City of New Orleans);
  VRD Series 2000-1801 COP
  1.23%, 12/01/21 (Acquired 10/10/00; Cost
  $6,000,000)(d)(f)(g)                          A-1+       --      6,000        6,000,000
-----------------------------------------------------------------------------------------
Jefferson (Parish of) Industrial Development
  Board (George J Ackel Sr. Project);
  Refunding VRD Series 1986 IDR (LOC-Regions
  Bank)
  1.25%, 12/01/04(d)(e)                           --   VMIG-1      3,440        3,440,000
-----------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Glen Retirement System Project);
  VRD Series 2001 RB (LOC-Amsouth Bank)
  1.40%, 09/01/16 (Acquired 08/15/01; Cost
  $3,700,000)(d)(e)(g)                            --   VMIG-1      3,700        3,700,000
-----------------------------------------------------------------------------------------
Shreveport (City of) Water & Sewer; Refunding
  Series 2002 A RB
  4.00%, 12/01/03(h)                             AAA      Aaa      5,275        5,360,902
=========================================================================================
                                                                               18,500,902
=========================================================================================

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


MAINE-0.33%

Cumberland (County of); Unlimited Tax Series
  2003 TRAN
  2.00%, 11/14/03(l)                              --       --    $ 8,000   $    8,044,124
=========================================================================================

MARYLAND-0.70%

Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD
  Series 1997 C RB (LOC-Branch Banking &
  Trust)
  1.20%, 01/01/27(d)(e)                          A-1       --      3,500        3,500,000
-----------------------------------------------------------------------------------------
Hyattsville (City of) Industrial Development
  (Safeway Inc. Projects); Refunding VRD
  Series 1991 IDR (LOC-Deutsche Bank Trust
  Co. of America)
  1.45%, 06/02/03(b)(e)                         A-1+       --      1,335        1,335,000
-----------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (Associated Projects); VRD Series
  2002 A RB (LOC-Bank of America N.A.)
  1.15%, 12/01/31(d)(e)                         A-1+       --      4,000        4,000,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (Washington Suburban Sanitary
  District); VRD Floating Rate Trust Ctfs.
  Unlimited Tax Series 2000-246 GO
  1.21%, 06/01/09 (Acquired 03/02/00; Cost
  $8,305,000)(d)(f)(g)                            --   VMIG-1      8,305        8,305,000
=========================================================================================
                                                                               17,140,000
=========================================================================================

MASSACHUSETTS-0.10%

Massachusetts (State of); Limited Tax Series
  2001 A BAN
  4.00%, 09/01/03                              SP-1+    MIG-1      1,500        1,518,105
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of) Health & Educational
  Facilities Authority (Faulkner Hospital);
  Refunding Series 1993 C RB
  6.00%, 07/01/03(b)(c)                          NRR      NRR    $ 1,000   $    1,031,923
=========================================================================================
                                                                                2,550,028
=========================================================================================

MICHIGAN-2.61%

Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); VRD Ltd.
  Tax Obligation Series 1998 IDR
  (LOC-Comerica Bank)
  1.20%, 10/01/23(d)(e)(l)                        --       --      9,200        9,200,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Detroit
  School District); VRD Unlimited Tax Series
  2002-6014 Class A COP
  1.23%, 05/01/32 (Acquired 11/06/02; Cost
  $7,105,000)(d)(f)(g)                           A-1       --      7,105        7,105,000
-----------------------------------------------------------------------------------------
First Union Merlots (City of Detroit Sewage
  Disposal System); VRD Series 2001 A112 RB
  1.26%, 07/01/32 (Acquired 10/31/01; Cost
  $4,960,000)(d)(f)(g)                            --   VMIG-1      4,960        4,960,000
-----------------------------------------------------------------------------------------
First Union Merlots (City of Detroit Water
  Supply System); VRD Sr. Lien Series 1999 D
  RB
  1.26%, 07/01/29 (Acquired 01/21/00; Cost
  $10,000,000)(d)(f)(g)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Crittenton Hospital Project);
  Refunding VRD Hospital Series 2002 B RB
  (LOC-Comerica Bank)
  1.20%, 03/01/27(d)(e)                           --   VMIG-1      7,000        7,000,000
-----------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority (Parks of Taylor Apartments
  Project); VRD Multi-Family Series 2002 A RB
  (CEP-Federal National Mortgage Association)
  1.15%, 08/15/32(d)                            A-1+       --      4,135        4,135,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Michigan (State of) Strategic Fund (260 Brown
  St. Associates Project); VRD Convertible
  Ltd. Tax Obligation Series 1985 RB
  (LOC-Comerica Bank)
  1.25%, 10/01/15(e)(j)                           --   VMIG-1    $ 3,380   $    3,380,000
-----------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Detroit
  Symphony); VRD Ltd. Obligation Series 2001
  A RB (LOC-Standard Federal Bank)
  1.15%, 06/01/31(e)(k)                          A-1       --      3,100        3,100,000
-----------------------------------------------------------------------------------------
Oakland (County of) Economic Development
  Corp. (Rochester College Project); VRD Ltd.
  Obligations Series 2001 RB (LOC-Bank One
  Michigan)
  1.25%, 08/01/21(d)(e)                           --   VMIG-1      4,161        4,161,000
-----------------------------------------------------------------------------------------
River Rouge (City of) School District;
  Unlimited Tax Series 1993 GO
  5.63%, 05/01/03(b)(c)                          AAA      Aaa      5,000        5,092,163
-----------------------------------------------------------------------------------------
Southfield (City of) Economic Development
  (Lawrence Tech University Project); VRD
  Series 2001 RB (LOC-Bank One Michigan)
  1.20%, 10/01/31(d)(e)                          A-1       --      6,000        6,000,000
=========================================================================================
                                                                               64,133,163
=========================================================================================

MINNESOTA-5.51%

Golden Valley (City of) Industrial
  Development (Unicare Homes Inc. Project);
  VRD Series 1984 IDR (LOC-Bank of America
  N.A.)
  1.24%, 09/01/14(d)(e)                         A-1+       --      3,900        3,900,000
-----------------------------------------------------------------------------------------
Mankato (City of) (Highland Hills of Mankato
  Project); Refunding VRD Multi-Family
  Housing Series 1997 RB (LOC-U.S. Trust Bank
  N.A.)
  1.20%, 05/01/27(e)(k)                          A-1       --      1,300        1,300,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

Merrill Lynch P-Floats (State of Minnesota);
  Unlimited Tax Series 2003 PT-752 GO
  1.05%, 09/04/03 (Acquired 03/06/03; Cost
  $11,665,000)(b)(f)(g)                          A-1       --    $11,665   $   11,665,000
-----------------------------------------------------------------------------------------
Minneapolis (City of) (Minnehaha Academy
  Project); VRD Series 2001 RB (LOC-Firstar
  Bank N.A.)
  1.25%, 05/01/26(e)(k)(l)                        --       --      2,500        2,500,000
-----------------------------------------------------------------------------------------
Minnesota (State of); Unlimited Tax Series
  1995 GO
  5.00%, 08/01/03                                AAA      Aaa      1,300        1,316,185
-----------------------------------------------------------------------------------------
Minnesota (State of); Unlimited Tax Series
  1999 GO
  4.75%, 08/01/03                                AAA      Aaa      2,000        2,023,239
-----------------------------------------------------------------------------------------
Minnesota (State of) School Districts Tax and
  Aid Anticipation Borrowing Ctfs. Program;
  Aid Anticipation Notes Series 2002 A COP
  2.25%, 08/20/03                                 --    MIG-1     20,000       20,056,819
-----------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Commercial Paper Notes
  1.00%, Series 2000B 04/09/03                  A-1+       --     20,500       20,500,000
-----------------------------------------------------------------------------------------
  1.00%, Series 2000C 05/14/03                  A-1+       --      9,500        9,500,000
-----------------------------------------------------------------------------------------
  1.00%, Series 2001C 05/15/03                  A-1+       --      8,000        8,000,000
-----------------------------------------------------------------------------------------
  1.00%, Series 2000C 05/19/03                  A-1+       --     10,900       10,900,000
-----------------------------------------------------------------------------------------
  1.00%, Series 2001A 05/20/03                  A-1+       --     15,000       15,000,000
-----------------------------------------------------------------------------------------
  1.05%, Series 2001B 06/11/03                  A-1+   VMIG-1     10,600       10,600,000
-----------------------------------------------------------------------------------------
Roseville (City of) Health Care Facilities
  (Presbyterian Homes Project); Refunding VRD
  Series 2002 RB (LOC-U.S. Bank N.A.)
  1.20%, 10/01/29(e)(k)                           --   VMIG-1      1,140        1,140,000
-----------------------------------------------------------------------------------------
Roseville (City of) Private School Facilities
  (Northwestern College Project); VRD Series
  2002 RB (LOC-M&I Bank)
  1.20%, 11/01/22(e)(k)                           --   VMIG-1      3,725        3,725,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

MINNESOTA-(CONTINUED)

St. Paul (City of) Housing and Redevelopment
  Authority (Science Museum of Minnesota);
  VRD Series 1997 A RB (LOC-First Interstate
  Bank)
  1.20%, 05/01/27(d)(e)                           --   VMIG-1    $13,160   $   13,160,000
=========================================================================================
                                                                              135,286,243
=========================================================================================

MISSISSIPPI-1.09%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water
  & Sewer); VRD Multistate Non-AMT Series
  2002-22 Ctfs.
  1.65%, 09/10/03 (Acquired 10/03/02; Cost
  $9,995,000)(b)(f)(g)                            --   VMIG-1      9,995        9,995,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (State of
  Mississippi); VRD Unlimited Tax Series
  2002-6018 A COP
  1.23%, 11/01/22 (Acquired 11/20/02; Cost
  $3,200,000)(d)(f)(g)                          A-1+       --      3,200        3,200,000
-----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A
  RB (LOC-Bank One Louisiana)
  1.20%, 11/01/18(d)(e)                          A-1       --      4,600        4,600,000
-----------------------------------------------------------------------------------------
University of Mississippi Educational
  Building Corp. (Campus Improvements
  Project); VRD Series 2000 RB
  1.22%, 10/01/20(d)(h)                           --   VMIG-1      8,900        8,900,000
=========================================================================================
                                                                               26,695,000
=========================================================================================

MISSOURI-1.83%

Independence (City of) Industrial Development
  Authority (Groves and Graceland Project);
  VRD Development Series 1997 A IDR
  (LOC-Dexia Credit Local)
  1.15%, 11/01/27(e)(k)                         A-1+       --      3,100        3,100,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

Kansas (City of) Industrial Development
  Authority (Baptist Health System); VRD
  Hospital Series 1988 A IDR (LOC-Bank of
  America N.A.)
  1.25%, 08/01/18(d)(e)                           --   VMIG-1    $ 2,705   $    2,705,000
-----------------------------------------------------------------------------------------
Kansas (City of) Industrial Development
  Authority (Cloverset Apartments Project);
  Refunding VRD Multi-Family Housing Series
  2002 IDR (CEP-Federal National Mortgage
  Association)
  1.15%, 09/15/32(d)                              --   VMIG-1      4,440        4,440,000
-----------------------------------------------------------------------------------------
Kansas (City of) Industrial Development
  Authority (Research Health Services
  System); Refunding VRD Series 1985 IDR
  1.20, 04/15/15(h)(k)                          A-1+   VMIG-1      1,200        1,200,000
-----------------------------------------------------------------------------------------
Missouri (State of) Environmental Improvement
  & Energy Resource Authority; (Monsanto Co.
  Project); Refunding VRD Pollution Control
  Series 1993 IDR
  1.15%, 06/01/23(d)                              --      P-1      2,500        2,500,000
-----------------------------------------------------------------------------------------
Missouri (State of) Health and Educational
  Facilities Authority (Assemblies of God
  College Project); VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.15%, 05/01/26(d)(e)                           --   VMIG-1      6,800        6,800,000
-----------------------------------------------------------------------------------------
Missouri (State of) Health and Educational
  Facilities Authority (Drury College);
  Refunding Educational Facilities Series
  1999 RB (LOC-Mercantile Bank N.A.)
  1.20%, 08/15/24(e)(k)                           --   VMIG-1      9,755        9,755,000
-----------------------------------------------------------------------------------------
Missouri (State of) Health and Educational
  Facilities Authority (Missouri Valley
  College); Refunding VRD Educational
  Facilities Series 2001 RB (LOC-U.S. Bank
  N.A.)
  1.20%, 10/01/31(e)(k)                          A-1       --      2,880        2,880,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

MISSOURI-(CONTINUED)

Missouri (State of) Health and Educational
  Facilities Authority (Rockhurst
  University); VRD Educational Facilities
  Series 2002 RB (LOC-Bank of America N.A.)
  1.15%, 11/01/32(e)(k)                         A-1+       --    $ 3,000   $    3,000,000
-----------------------------------------------------------------------------------------
St. Louis (City of) Airport; Series 2000 RB
  6.13%, 07/01/03(b)(c)                          NRR      NRR      3,500        3,578,977
-----------------------------------------------------------------------------------------
St. Louis (City of) Regional Convention &
  Sports Complex Authority; Series 1991 C RB
  7.90%, 08/15/03(b)(c)                          AAA      Aaa      2,005        2,051,695
-----------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Friendship Village of South
  County); VRD Series 2002 B IDR (LOC-LaSalle
  Bank N.A.)
  1.20%, 09/01/22(d)(e)                          A-1       --      2,915        2,915,000
=========================================================================================
                                                                               44,925,672
=========================================================================================

MONTANA-0.38%

Great Falls (City of) Industrial Development
  Authority (Safeway Inc. Project); Refunding
  VRD Series 1991 IDR (LOC-Deutsche Bank
  A.G.)
  1.45%, 06/02/03(b)(e)                         A-1+       --      1,230        1,230,000
-----------------------------------------------------------------------------------------
Havre (City of) Industrial Development
  (Safeway Inc. Project); Refunding Series
  1991 IDR (LOC-Deutsche Bank A.G.)
  1.45%, 06/02/03(b)(e)                         A-1+       --      1,130        1,130,000
-----------------------------------------------------------------------------------------
Montana (State of) Facilities Financing
  Authority (Mission Ridge Project); VRD
  Series 2002 RB (LOC-LaSalle Bank N.A.)
  1.20%, 08/01/27(d)(e)(i)                        --       --      7,000        7,000,000
=========================================================================================
                                                                                9,360,000
=========================================================================================


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

NEBRASKA-2.33%

American Public Energy Agency (Nebraska
  Public Gas Agency Project); Series 1998 C
  RB
  3.80%, 09/01/03(h)                             AAA      Aaa    $ 3,350   $    3,383,352
-----------------------------------------------------------------------------------------
Nebhelp Inc; VRD Multimode Series 1985 A RB
  1.20%, 12/01/15(d)(h)                         A-1+   VMIG-1      5,995        5,995,000
-----------------------------------------------------------------------------------------
Nebhelp Inc; VRD Multimode Series 1985 B RB
  1.20%, 12/01/15(d)(h)                         A-1+   VMIG-1      3,590        3,590,000
-----------------------------------------------------------------------------------------
Nebhelp Inc; VRD Multimode Series 1985 D RB
  1.20%, 12/01/15(d)(h)                         A-1+   VMIG-1      4,865        4,865,000
-----------------------------------------------------------------------------------------
Nebhelp Inc; VRD Multimode Series 1985 E RB
  1.20%, 12/01/15(d)(h)                         A-1+   VMIG-1     27,335       27,335,000
-----------------------------------------------------------------------------------------
Nebraska (State of) Educational Finance
  Authority (Creighton University Project);
  VRD Series 2003 RB
  1.15%, 03/01/33(h)(k)                           --   VMIG-1      5,000        5,000,000
-----------------------------------------------------------------------------------------
Nebraska (State of) Public Power District;
  Refunding General Series 1998 A RB
  5.25%, 01/01/04(h)                             AAA      Aaa      7,000        7,204,177
=========================================================================================
                                                                               57,372,529
=========================================================================================

NEVADA-0.30%

ABN AMRO Munitops Ctfs. Trust (County of
  Washoe); Refunding VRD Ltd. Tax Series
  2001-24 Single Asset Trust Ctfs.
  1.23%, 07/01/09 (Acquired
  06/21/01-11/19/02; Cost
  $5,500,000)(d)(f)(g)                            --   VMIG-1      5,500        5,500,000
-----------------------------------------------------------------------------------------
Las Vegas (City of); Ltd. Tax Sewer & Flood
  Control Series 2001 GO
  5.00%, 04/01/03(h)                             AAA      Aaa      2,000        2,000,000
=========================================================================================
                                                                                7,500,000
=========================================================================================

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


NEW HAMPSHIRE-0.22%

Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (New Hampshire Higher
  Education & Health Facilities Authority);
  Refunding VRD Series 2003-772 RB
  1.21%, 01/01/17 (Acquired 01/22/03; Cost
  $5,475,000)(d)(f)(g)                           A-1       --    $ 5,475   $    5,475,000
=========================================================================================

NEW MEXICO-1.57%

New Mexico (State of); Series 2002 TRAN
  2.25%, 06/30/03                              SP-1+    MIG-1      9,000        9,023,217
-----------------------------------------------------------------------------------------
New Mexico (State of); Series 2002 TRAN
  3.00%, 06/30/03                              SP-1+    MIG-1     16,000       16,058,249
-----------------------------------------------------------------------------------------
New Mexico (State of); Series 2002 A TRAN
  2.50%, 06/30/03                              SP-1+    MIG-1      5,000        5,015,973
-----------------------------------------------------------------------------------------
New Mexico (State of) Commission on Tax; Sr.
  Sub Lien Series 2000 A RB
  5.50% 06/15/03                                 AA+      Aa2      1,000        1,009,215
-----------------------------------------------------------------------------------------
New Mexico (State of) Commission on Tax; Sr.
  Sub Lien Series 2001 A RB
  4.75% 06/15/03                                 AA+      Aa2      6,000        6,045,186
-----------------------------------------------------------------------------------------
New Mexico (State of) Hospital Equipment Loan
  Council (Dialysis Clinic Inc. Project); VRD
  Series 2000 RB (LOC-SunTrust Bank N.A.)
  1.30%, 07/01/25(d)(e)                           --   VMIG-1      1,390        1,390,000
=========================================================================================
                                                                               38,541,840
=========================================================================================

NORTH CAROLINA-3.71%

Coastal Regional Solid Waste Management
  Authority; Refunding Solid Waste Disposal
  System Series 1999 RB
  4.00%, 06/01/03(h)                             AAA      Aaa      1,000        1,004,840
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Financing Agency (Elon College); Refunding
  VRD Series 2001 A RB (LOC-Bank of America
  N.A.)
  1.15%, 01/01/14(d)(e)(i)                        --       --    $ 9,520   $    9,520,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (NCA&T University
  Foundation); VRD Housing Facilities Series
  2001 RB (LOC-First Union National Bank)
  1.25%, 07/01/32(d)(e)                           --   VMIG-1     18,990       18,990,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (Wolfpack Club Project);
  Refunding VRD Series 2002 RB (LOC-Bank of
  America N.A.)
  1.20%, 04/01/12(d)(e)(i)                        --       --     23,500       23,500,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Educational
  Facilities Financing Agency (Gaston Day
  School); VRD Educational Facilities Series
  2000 RB (LOC-Bank of America N.A.)
  1.15%, 07/01/20(d)(e)(i)                        --       --      3,090        3,090,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Community Health Care Facilities (Cleveland
  Regional Medical Center Project); VRD
  Series 2001 RB (LOC-Bank of America N.A.)
  1.20%, 01/01/18(d)(e)(i)                        --       --     28,865       28,865,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Community Hospital (Duke University
  Hospital Project);
  VRD Series 1985 B RB
  1.27%, 06/01/15(d)                             A-1   VMIG-1      2,000        2,000,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 C RB
  1.27%, 06/01/15(d)                             A-1   VMIG-1      3,120        3,120,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 D RB
  1.27%, 06/01/15(d)                             A-1   VMIG-1      1,000        1,000,000
=========================================================================================
                                                                               91,089,840
=========================================================================================

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


OHIO-5.25%

Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project);
  Refunding & Improvement VRD Series 2001 RB
  (LOC-National City Bank)
  1.17%, 12/01/21(d)(e)                           --   VMIG-1    $12,075   $   12,075,000
-----------------------------------------------------------------------------------------
Cincinnati (City of) School District; Ltd.
  School Improvement Tax Series 2002 GO
  2.00%, 06/01/03(h)                             AAA      Aaa      1,000        1,001,247
-----------------------------------------------------------------------------------------
Cleveland Heights (City of); Unlimited Tax
  Series 2003 BAN
  2.00%, 03/18/04(l)                              --       --      2,705        2,728,139
-----------------------------------------------------------------------------------------
Columbus (City of); Unlimited Tax Series
  1996-1 GO
  1.10%, 12/01/17(d)                            A-1+   VMIG-1      2,000        2,000,000
-----------------------------------------------------------------------------------------
Cuyahoga (County of) Continuing Care
  Facilities; Refunding VRD Series 1999 RB
  (LOC-LaSalle National Bank)
  1.15%, 02/01/29(d)(e)                         A-1+       --     21,385       21,385,000
-----------------------------------------------------------------------------------------
Delaware (County of) Industrial Development
  (Radiation Sterilizers); VRD Series 1984
  IDR (LOC-American National Bank)
  1.20%, 12/01/04(e)(j)                          A-1       --      1,300        1,300,000
-----------------------------------------------------------------------------------------
Franklin (County of) (Children's Hospital);
  Refunding VRD Hospital Series 2002
  1.14%, 11/01/25(d)(h)                           --   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------
Franklin (County of) (Doctors OhioHealth
  Corp.); VRD Hospital Series 1998 B RB
  (LOC-National City Bank)
  1.20%, 12/01/28(d)(e)                           --   VMIG-1      6,300        6,300,000
-----------------------------------------------------------------------------------------
Kent State University; General Receipts
  Series 1998 B RB
  3.75%, 05/01/03(h)                             AAA      Aaa      1,010        1,011,707
-----------------------------------------------------------------------------------------
Kettering (City of) School District;
  Refunding Unlimited School Improvement Tax
  Series 2003 GO
  2.50%, 12/01/03                                AA-      Aa3      4,925        4,973,068
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Kettering (City of) School District;
  Unlimited Tax Series 2002 BAN
  2.00%, 06/25/03                              SP-1+    MIG-1    $15,000   $   15,029,827
-----------------------------------------------------------------------------------------
Lorain (County of) (Elyria United Methodist
  Village); Refunding VRD Hospital Series
  1996 B RB (LOC-Bank One N.A.)
  1.17%, 06/01/12(d)(e)                          A-1   VMIG-1      5,505        5,505,000
-----------------------------------------------------------------------------------------
Lorain (County of) (EMH Regional Medical
  Center Project); VRD Hospital Facilities
  Series 2001 RB (LOC-National City Bank)
  1.20%, 05/01/26(d)(e)(l)                        --       --     15,800       15,800,000
-----------------------------------------------------------------------------------------
Lorain (County of) Independent Living
  Facilities (Elyria United Methodist
  Project); VRD Series 1999 RB (LOC-Bank One
  N.A.)
  1.17%, 06/01/25(d)(e)                          A-1       --      9,640        9,640,000
-----------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group); VRD Series
  2002 B RB (LOC-Fifth Third Bank)
  1.17%, 12/01/27(d)(e)                           --   VMIG-1      7,500        7,500,000
-----------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  VRD Hospital Improvement Series 1990 RB
  (LOC-Bank One N.A.)
  1.22%, 08/01/20(d)(e)                          A-1       --      4,340        4,340,000
-----------------------------------------------------------------------------------------
Ohio (State of) Building Authority (Adult
  Correctional Building Fund); State
  Facilities Series 1993 A RB
  6.13%, 10/01/03(b)(c)                          AAA      Aa2      1,750        1,829,092
-----------------------------------------------------------------------------------------
Ohio (State of) Economic Development (Sysco
  Food Services-Cleveland); Refunding Series
  1991 RB
  6.60%, 12/01/03                                AA-       --      1,675        1,727,318
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Ohio (State of) Water Development Authority
  (Timken Co. Project); Refunding VRD Series
  1993 RB (LOC-Wachovia Bank of Georgia)
  1.20%, 05/01/07(d)(e)                          A-1       --    $ 2,200   $    2,200,000
-----------------------------------------------------------------------------------------
Plain (City of) School District; Unlimited
  Tax Series 2003 GO
  2.00%, 12/01/03(h)                             AAA      Aaa      1,540        1,549,345
-----------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial
  Hospital); VRD Series 2002 RB (LOC-Bank One
  N.A.)
  1.17%, 05/01/17(d)(e)                           --   VMIG-1      6,635        6,635,000
-----------------------------------------------------------------------------------------
Solon (City of) (Fire Station); Ltd. Tax
  Series 2002 BAN
  2.00%, 12/11/03(l)                              --       --      2,275        2,285,462
-----------------------------------------------------------------------------------------
Upper Arlington (City of); Series 2002 A BAN
  2.00%, 11/20/03                                 --    MIG-1      1,265        1,269,134
=========================================================================================
                                                                              129,084,339
=========================================================================================

OKLAHOMA-1.34%

Oklahoma (State of) Development Financing
  Authority (Capitol Dome Project); VRD
  Series 2001 RB (LOC-Bank of America N.A.)
  1.25%, 06/01/11(d)(e)                         A-1+       --      5,275        5,275,000
-----------------------------------------------------------------------------------------
Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Project); Refunding
  VRD Multi-Family Series 2000 RB
  (CEP-Federal National Mortgage Association)
  1.17%, 07/15/30(d)                            A-1+       --     27,695       27,695,000
=========================================================================================
                                                                               32,970,000
=========================================================================================

OREGON-1.14%

Lane (County of) School District #4 (J.
  Eugene); Unlimited Tax Series 2002 GO
  2.00%, 07/01/03(h)                              --      Aaa      1,190        1,191,620
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
OREGON-(CONTINUED)

Metro (Region of) (Open Spaces Program);
  Unlimited Tax Series 1995 C GO
  5.25%, 09/01/03(b)(c)                          AA+      Aa1    $ 2,000   $    2,073,875
-----------------------------------------------------------------------------------------
Multnomah (County of); Ltd. Series 2002 TRAN
  2.50%, 06/30/03                                 --    MIG-1     20,000       20,041,192
-----------------------------------------------------------------------------------------
Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Quatama Crossing LLC Housing Project); VRD
  Series 1998 RB (LOC-U.S. Bank N.A.)
  1.20%, 01/01/31(d)(e)                           --   VMIG-1      2,000        2,000,000
-----------------------------------------------------------------------------------------
Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Sacred Heart Medical Center); VRD Series
  1998 A RB (LOC-U.S. Bank N.A.)
  1.15%, 11/01/28(d)(e)                          A-1       --      1,700        1,700,000
-----------------------------------------------------------------------------------------
Portland (Community of) College District;
  Series 2003 TRAN
  2.00%, 11/28/03                                 --    MIG-1      1,000        1,006,186
=========================================================================================
                                                                               28,012,873
=========================================================================================

PENNSYLVANIA-2.59%

ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building
  Authority); VRD Non-AMT Series 2001-30
  Ctfs.
  1.20%, 09/01/09 (Acquired 10/31/02; Cost
  $5,000,000)(d)(f)(g)                            --   VMIG-1      5,000        5,000,000
-----------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Carnegie Museums of Pittsburgh);
  VRD Series 2002 IDR (LOC-Citizens Bank of
  Pennsylvania)
  1.20%, 08/01/32(d)(e)                           --   VMIG-1      3,000        3,000,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Berks (County of) Industrial Development
  Authority (Lutheran Services Northeast);
  Refunding VRD Health Care Series 1998 A IDR
  1.17%, 01/01/28(d)(h)                           --   VMIG-1    $12,680   $   12,680,000
-----------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial
  and Commercial Development Authority
  (Asbury Villas Project); Refunding VRD
  Series 2000 B IDR (LOC-LaSalle Bank N.A.)
  1.20%, 12/01/30(d)(e)                          A-1       --      2,000        2,000,000
-----------------------------------------------------------------------------------------
Delaware (County of) Industrial Development
  Authority (Scott Paper Co.); VRD Solid
  Waste Series 1984 B IDR (CEP-Kimberly-Clark
  Corp.)
  1.15%, 12/01/18(d)                             A-1       --      1,000        1,000,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Delaware Valley
  Regional); VRD Series 2001-3801 COP
  1.23%, 08/01/28 (Acquired
  06/04/01-09/06/02; Cost
  $8,900,000)(d)(f)(g)                          A-1+       --      8,900        8,900,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Commonwealth of
  Pennsylvania); VRD Series 1994-3802 COP
  1.23%, 05/01/07 (Acquired 01/29/03; Cost
  $1,295,000)(d)(f)(g)                          A-1+       --      1,295        1,295,000
-----------------------------------------------------------------------------------------
Easton (City of) Area Joint Sewer Authority;
  Refunding Series 1993 RB
  6.20%, 04/01/03(b)(c)                          NRR      NRR      1,000        1,000,000
-----------------------------------------------------------------------------------------
First Union Merlots (City of Scranton &
  County of Lackawanna Health & Welfare
  Authority); VRD Series 2002 A-18 RB
  1.26%, 03/01/15 (Acquired 03/22/02; Cost
  $3,305,000)(d)(f)(g)                            --   VMIG-1      3,305        3,305,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital
  Obligation); VRD Health Care Series 2000
  IDR
  1.25%, 12/01/24(d)(h)                          A-1       --    $ 5,345   $    5,345,000
-----------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Coop); VRD
  Pollution Control Series 1984 IDR
  (LOC-Rabobank Nederland)
  1.05%, 10/01/14(e)(j)                         A-1+       --      7,080        7,080,000
-----------------------------------------------------------------------------------------
Pennsylvania Intergovernmental Coop Authority
  (City of Philadelphia Funding Program);
  Refunding Special Tax Series 1993 RB
  5.35%, 06/15/03(b)(c)                          AAA      Aaa      9,390        9,463,277
-----------------------------------------------------------------------------------------
Washington (County of) Authority (Higher
  Education Pooled Equipment Lease Program);
  VRD Series 1985 RB (LOC-First Union
  National Bank)
  1.25%, 11/01/05(d)(e)                           --   VMIG-1      3,500        3,500,000
=========================================================================================
                                                                               63,568,277
=========================================================================================

RHODE ISLAND-0.27%

Rhode Island (State of) Health & Education
  Building Corp. (Jewish Services Agency of
  Rhode Island); VRD Health Facilities Series
  2002 RB (LOC-Bank of New York)
  1.15%, 12/01/32(d)(e)                         A-1+       --      6,750        6,750,000
=========================================================================================

SOUTH CAROLINA-2.27%

Eagle Tax Exempt Trust (State of South
  Carolina Public Service Authority); VRD
  Series 2000-4001 Class A COP
  1.23%, 01/01/22 (Acquired
  09/08/00-01/11/01; Cost
  $10,100,000)(d)(f)(g)                         A-1+       --     10,100       10,100,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

SOUTH CAROLINA-(CONTINUED)

First Union Merlots (State of South Carolina
  Public Service Authority); VRD Series 2000
  L RB
  1.26%, 01/01/22 (Acquired
  02/25/00-10/24/02; Cost
  $11,590,000)(d)(f)(g)                           --   VMIG-1    $11,590   $   11,590,000
-----------------------------------------------------------------------------------------
Lexington (County of) School District #001;
  Unlimited Tax Series 2002 TAN
  1.75%, 04/15/03                                 --    MIG-1      9,000        9,001,676
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of South Carolina
  Transportation Infrastructure); VRD
  Floating Rate Trust Ctfs. Series 2002-728
  RB
  1.21%, 10/01/22 (Acquired 11/13/02; Cost
  $7,185,000)(d)(f)(g)                           A-1       --      7,185        7,185,000
-----------------------------------------------------------------------------------------
Richland (County of) School District #002;
  Unlimited Tax Series 2002 GO
  2.00%, 05/01/03                                AA+      Aa1      7,000        7,003,925
-----------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Private Nonprofit
  Institutions (Allen University Project);
  Refunding VRD Series 1998 RB (LOC-Bank of
  America N.A.)
  1.20%, 09/01/18 (Acquired
  03/27/01-07/30/02; Cost
  $2,940,000)(d)(e)(g)                          A-1+       --      2,940        2,940,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Private Nonprofit
  Institutions (Morris College Project); VRD
  Series 1997 RB (LOC-Bank of America N.A.)
  1.20%, 07/01/17 (Acquired
  07/30/02-01/29/03; Cost
  $2,400,000)(d)(e)(g)                          A-1+       --      2,400        2,400,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs Economic
  Development Authority (Carolina Children's
  Home Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.15%, 03/01/23(d)(e)                           --   VMIG-1    $ 2,500   $    2,500,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Jobs Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  1.20%, 09/01/18 (Acquired
  07/23/02-01/29/03; Cost
  $2,990,000)(d)(e)(g)                          A-1+       --      2,990        2,990,000
=========================================================================================
                                                                               55,710,601
=========================================================================================

TENNESSEE-5.18%

Blount (County of) Public Building Authority
  (Local Government Public Improvements); VRD
  Series 2001 A-1-B RB
  1.20%, 06/01/22(h)(k)                           --   VMIG-1      1,975        1,975,000
-----------------------------------------------------------------------------------------
Clarksville (City of) Public Building
  Authority (Tennessee Municipal Bond Fund);
  VRD Pooled Funding RB (LOC-Bank of America
  N.A.)
  1.15%, Series 1997 11/01/27 (Acquired
    12/26/02-03/27/03; Cost
    $4,034,000)(d)(e)(g)                          --   VMIG-1      4,034        4,034,000
-----------------------------------------------------------------------------------------
  1.15%, Series 1999 06/01/29 (Acquired
    01/03/03-03/27/03; Cost
    $19,800,000)(d)(e)(g)                         --   VMIG-1     19,800       19,800,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chattanooga);
  VRD Series 2000-4202 COP
  1.23%, 10/01/27 (Acquired
  10/10/00-05/30/01; Cost
  $14,040,000)(d)(f)(g)                         A-1+       --     14,040       14,040,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Hamilton (County of) Industrial Development
  Board (Trade Center Hotel Associates #2);
  Refunding VRD Series 1998 B IDR (LOC-Mellon
  Bank N.A.)
  1.25%, 09/01/16(d)(e)                           --   VMIG-1    $ 1,997   $    1,997,250
-----------------------------------------------------------------------------------------
Hamilton (County of) Industrial Development
  Board (Trade Center Hotel Associates #4);
  Refunding VRD Series 1998 D IDR (LOC-Mellon
  Bank N.A.)
  1.25%, 09/01/16(d)(e)                           --   VMIG-1      3,328        3,327,750
-----------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; VRD
  Wastewater Systems Series 2002 RB
  1.15%, 12/01/22(d)(h)                           --   VMIG-1     12,300       12,300,000
-----------------------------------------------------------------------------------------
Jackson (City of) Health & Educational
  Facilities Board (Trinity Christian
  Academy); Refunding VRD Educational
  Facilities Series 2002 RB (LOC-Amsouth
  Bank)
  1.40%, 03/01/22(d)(e)                           --   VMIG-1      5,400        5,400,000
-----------------------------------------------------------------------------------------
Knoxville (City of) Utilities Board (Gas
  System); VRD Series 2000 RB
  1.15%, 01/15/05(h)(k)                         A-1+   VMIG-1      7,485        7,485,000
-----------------------------------------------------------------------------------------
Knoxville (City of) Utilities Board (Water
  System); VRD Series 2000 RB
  1.15%, 01/15/05(h)(k)                         A-1+   VMIG-1      9,575        9,575,000
-----------------------------------------------------------------------------------------
Metropolitan Government of Nashville and
  Davidson Counties Health and Educational
  Facilities Board (Meharry Medical College
  Project); Refunding VRD Series 1998 RB
  (LOC-NationsBank N.A.)
  1.15%, 08/01/18 (Acquired 12/02/02; Cost
  $8,755,000)(d)(e)(g)(i)                         --       --      8,755        8,755,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Montgomery (County of) Public Building
  Authority (Tennessee County Loan Pool); VRD
  Pooled Funding Government Obligation Series
  1995 RB (LOC-Bank of America N.A.)
  1.15%, 03/01/25 (Acquired 04/30/02; Cost
  $7,240,000)(d)(e)(g)                          A-1+       --    $ 7,240   $    7,240,000
-----------------------------------------------------------------------------------------
Montgomery (County of) Public Building
  Authority (Tennessee County Loan Pool); VRD
  Pooled Funding Series 2002 RB (LOC-Bank of
  America N.A.)
  1.20%, 04/01/32(e)(k)                           --   VMIG-1      4,100        4,100,000
-----------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement); RB
  1.15%, VRD Series 1995 B-2 06/01/06(d)(h)       --   VMIG-1      2,115        2,115,000
-----------------------------------------------------------------------------------------
  1.15%, VRD Series 1995 A 06/01/15(d)(h)         --   VMIG-1      5,890        5,890,000
-----------------------------------------------------------------------------------------
  1.15%, VRD Series 1997 II E-5
    06/01/17(d)(h)                                --   VMIG-1      1,020        1,020,000
-----------------------------------------------------------------------------------------
  1.15%, VRD Series 1997 II F-1
    06/01/17(d)(h)                                --   VMIG-1      1,475        1,475,000
-----------------------------------------------------------------------------------------
  1.15%, VRD Series 1999 II A-1
    06/01/24(d)(h)                                --   VMIG-1      5,300        5,300,000
-----------------------------------------------------------------------------------------
Shelby (County of) Health, Education &
  Housing Facilities Board (Briarcrest
  Christian School); VRD Educational
  Facilities Series 2002 RB (LOC-SunTrust
  Bank)
  1.15%, 04/01/22(d)(e)                           --   VMIG-1     11,500       11,500,000
=========================================================================================
                                                                              127,329,000
=========================================================================================

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


TEXAS-11.49%

ABN AMRO Munitops Ctfs. Trust (City of
  Leander Independent School District);
  Refunding Unlimited Multistate Non-AMT
  Series 2002-16 Ctfs.
  1.55%, 08/20/03 (Acquired 08/29/02; Cost
  $5,395,000)(b)(f)(g)                            --   VMIG-1    $ 5,395   $    5,395,000
-----------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (Panhandle Pooled Health Care); Refunding
  VRD Series 1985 RB (LOC-Banque Paribas)
  1.40%, 05/31/25(d)(e)                           --   VMIG-1      4,502        4,502,000
-----------------------------------------------------------------------------------------
Austin (City of) Utility Systems; Combined
  Series 1988 RB
  7.75%, 05/15/03(b)(c)                          AAA      Aaa      1,000        1,007,388
-----------------------------------------------------------------------------------------
Belton (City of) Independent School District;
  Unlimited Tax Series 1993 GO (CEP-Texas
  Permanent School Fund)
  5.20%, 08/15/03(b)(c)                          AAA      Aaa      2,175        2,206,801
-----------------------------------------------------------------------------------------
Brownsville (City of) Utility Systems;
  Refunding VRD Sub Lien Series 2003 A RB
  1.05%, 09/01/27(d)(h)                         A-1+   VMIG-1      6,585        6,585,000
-----------------------------------------------------------------------------------------
Carroll (City of) Independent School
  District; Refunding Unlimited Tax Series
  2003 GO (CEP-Texas Permanent School Fund)
  2.50%, 02/15/04                                AAA      Aaa      3,075        3,111,053
-----------------------------------------------------------------------------------------
Coastal Bend Health Facilities Development
  Corp. (Incarnate Word Health Services); VRD
  Series 1998 B RB
  1.22%, 08/15/28(d)(h)                        SP-1+   VMIG-1      1,400        1,400,000
-----------------------------------------------------------------------------------------
Dallas (City of); Ltd. Equipment Acquisition
  Contractual Obligation Series 2002
  2.00%, 08/15/03                                AAA      Aaa      2,240        2,244,993
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston
  Airport); VRD Series 2000-4307 COP
  1.23%, 07/01/28 (Acquired
  11/15/00-02/20/01; Cost
  $15,750,000)(d)(f)(g)                         A-1+       --     15,750       15,750,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (City of Houston Water
  & Sewer); VRD Series 974305 COP
  1.23%, 12/01/27 (Acquired 04/27/99; Cost
  $14,005,000)(d)(f)(g)                         A-1+       --    $14,005   $   14,005,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Water
  & Sewer System); VRD Series 2002-6019 Class
  A COP
  1.23%, 12/01/30 (Acquired 11/13/02; Cost
  $8,910,000)(d)(f)(g)                          A-1+       --      8,910        8,910,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County); VRD
  Series 2002-6012 Class A COP
  1.23%, 08/15/30 (Acquired 11/20/02; Cost
  $1,580,000)(d)(f)(g)                          A-1+       --      1,580        1,580,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
  Road); VRD Series 2001-4305 COP
  1.23%, 08/01/14 (Acquired 05/08/01; Cost
  $7,390,000)(d)(f)(g)                          A-1+       --      7,390        7,390,000
-----------------------------------------------------------------------------------------
First Union Merlots (Harris County);
  Refunding VRD Series 2003 B16 RB
  1.26%, 08/15/25 (Acquired 02/19/03; Cost
  $3,015,000)(d)(f)(g)                            --   VMIG-1      3,015        3,015,000
-----------------------------------------------------------------------------------------
First Union Merlots (University of Texas);
  Refunding VRD Series 2003 B14 RB
  1.24%, 08/15/22 (Acquired 01/29/03; Cost
  $4,600,000)(d)(f)(g)                            --   VMIG-1      4,600        4,600,000
-----------------------------------------------------------------------------------------
Garland (City of) Health Care Facilities
  Development Corp. (Chambrel Club Hill);
  Refunding VRD Multi-Family Housing Series
  2002 RB (CEP-Federal National Mortgage
  Association)
  1.15%, 11/15/32(d)                            A-1+       --      6,500        6,500,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding VRD
  Multi-Family Housing Series 1993 RB
  (CEP-General Electric Capital Corp.)
  1.20%, 06/01/10(d)                            A-1+       --    $ 2,700   $    2,700,000
-----------------------------------------------------------------------------------------
Gulf Coast Waste Disposal Authority (Houston
  Light & Power Co.); Refunding Series 1993
  RB
  4.90%, 12/01/03(h)                             AAA      Aaa      1,000        1,025,381
-----------------------------------------------------------------------------------------
Harris (County of); Refunding Unlimited Tax
  Series 1993 GO
  4.60%, 10/01/03                                AA+      Aa1      1,995        2,027,516
-----------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Series 1999 A RB
  4.50%, 10/01/03                                 AA      Aa2      1,000        1,016,696
-----------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (Amoco Corp. Project); Pollution
  Control Series 1985 IDR
  1.60%, 05/01/03(b)                            A-1+      P-1      5,000        5,000,000
-----------------------------------------------------------------------------------------
Houston (City of); Series A Commercial Paper
  Notes
  1.00%, 05/21/03                                A-1      P-1     18,000       18,000,000
-----------------------------------------------------------------------------------------
Houston (City of) Independent School
  District; Ltd. Asbestos Abatement Series
  2000 GO
  5.00%, 07/15/03                                 AA      Aa3      1,000        1,010,081
-----------------------------------------------------------------------------------------
Lehman Brothers Floating Rate Trust (Harris
  County); VRD Unlimited Tax Series 2000 N1-
  Reg D GO
  1.27%, 08/01/03 (Acquired 09/01/00; Cost
  $3,700,000)(d)(f)(g)                            --   VMIG-1      3,700        3,700,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited VRD Tax Series 2003 PT-1690 GO
  1.21%, 08/15/10 (Acquired 02/20/03; Cost
  $4,990,000)(d)(f)(g)                            --   VMIG-1      4,990        4,990,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Merrill Lynch P-Floats (Harris County
  Hospital District); VRD Series 2002 PT-665
  RB
  1.21%, 08/15/08 (Acquired 10/02/02; Cost
  $5,935,000)(d)(f)(g)                          A-1+       --    $ 5,935   $    5,935,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of Texas Affordable
  Housing Corp.); VRD Floating Rate Trust
  Ctfs. Series 2003-780 RB
  1.21%, 09/01/22 (Acquired 02/19/03; Cost
  $2,500,000)(d)(f)(g)                            --   VMIG-1      2,500        2,500,000
-----------------------------------------------------------------------------------------
Northside Independent School District;
  Unlimited Tax Series 2002 B GO (CEP-Texas
  Permanent School Fund)
  1.27%, 08/01/03                              SP-1+   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Port of Houston Authority-Harris (County of);
  Refunding Series 2002 RB
  5.00%, 05/01/03(h)                             AAA      Aaa      1,000        1,002,723
-----------------------------------------------------------------------------------------
Round Rock (City of) Independent School
  District; Unlimited Tax Series 1998 GO
  (CEP-Texas Permanent School Fund)
  6.50%, 08/01/03                                AAA      Aaa        960          975,775
-----------------------------------------------------------------------------------------
San Antonio (City of) Education Facilities
  Corp (Trinity University); Refunding Higher
  Education Series 2002 RB
  1.15%, 06/01/33(k)                            A-1+       --     15,000       15,000,000
-----------------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas System;
  Series A Commercial Paper Notes
  1.08%, 05/22/03                               A-1+      P-1     32,200       32,200,000
-----------------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas System;
  Series 1997 RB
  6.00%, 02/01/04                                AA+      Aa1      2,270        2,363,122
-----------------------------------------------------------------------------------------
Shenandoah (City of) Health Facilities
  (Southwood Ltd I Project); VRD Series 1984
  RB (LOC-Bank of America N.A.)
  1.27%, 12/01/14(d)(e)(l)                        --       --      3,200        3,200,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); VRD Series
  1997 RB (LOC-Bank of America N.A.)
  1.20%, 01/01/18(d)(e)                         A-1+       --    $12,800   $   12,800,000
-----------------------------------------------------------------------------------------
Tarrant (County of) Housing Finance Corp.
  (Gateway Apartments); VRD Multi-Family
  Housing Series 2003 RB (CEP-Federal
  National Mortgage Association)
  1.20%, 02/15/36(d)                              --   VMIG-1      7,550        7,550,000
-----------------------------------------------------------------------------------------
Texas (State of); Series 2002 TRAN
  2.75%, 08/29/03                              SP-1+    MIG-1     55,000       55,286,338
-----------------------------------------------------------------------------------------
Texas A&M University; Refunding Financing
  Systems Series 2001 A RB
  4.00%, 05/15/03                                AA+      Aa1      1,355        1,359,365
-----------------------------------------------------------------------------------------
Trinity River Industrial Development
  Authority (Radiation Sterilizers); VRD
  Series 1985 IDR (LOC-American National Bank
  & Trust)
  1.20%, Series 1985 A 11/01/05(e)(j)            A-1       --      1,900        1,900,000
-----------------------------------------------------------------------------------------
  1.20%, Series 1985 B 11/01/05(e)(j)            A-1       --      2,450        2,450,000
=========================================================================================
                                                                              282,194,232
=========================================================================================

UTAH-0.84%

Davis (County of) Housing Authority (Fox
  Creek Apartments); Refunding VRD
  Multi-Family Housing Series 1997 A RB
  (LOC-Bank One Arizona N.A.)
  1.22%, 08/15/27(d)(e)                          A-1       --      4,240        4,240,000
-----------------------------------------------------------------------------------------
First Union Merlots (Intermountain Power
  Agency); VRD Series 2002 A59 RB
  1.26%, 07/01/10 (Acquired 10/23/02; Cost
  $7,300,000)(d)(f)(g)                            --   VMIG-1      7,300        7,300,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
UTAH-(CONTINUED)

Merrill Lynch P-Floats (City of Murray
  Hospital Revenue); VRD Series 2002 PA-1066
  RB
  1.21%, 05/15/22 (Acquired
  10/02/02-10/18/02; Cost
  $5,995,000)(d)(f)(g)                           A-1       --    $ 5,995   $    5,995,000
-----------------------------------------------------------------------------------------
Salt Lake City (City of) Industrial
  Development (Parkview Plaza Associates);
  VRD Series 1984 IDR (LOC-Bank One Arizona
  N.A.)
  1.22%, 12/01/14(d)(e)                          A-1       --      2,175        2,175,000
-----------------------------------------------------------------------------------------
Sevier (County of) School District; Refunding
  Unlimited Tax Series 1983 GO
  9.20%, 05/01/03(c)                             AAA      Aaa      1,000        1,006,577
=========================================================================================
                                                                               20,716,577
=========================================================================================

VERMONT-0.11%

Vermont (State of) Student Assistance Corp.;
  VRD Student Loan Series 1985 RB (LOC-State
  Street Bank & Trust Co.)
  1.10%, 01/01/04(e)(j)                           --   VMIG-1      2,640        2,640,000
=========================================================================================

VIRGINIA-0.50%

Chesapeake (City of) Hospital Authority
  (Chesapeake General Hospital); VRD Hospital
  Facilities Series 2001 B RB (LOC-SunTrust
  Bank)
  1.20%, 07/01/31(d)(e)                         A-1+       --      1,545        1,545,000
-----------------------------------------------------------------------------------------
Norfolk (City of) (Sentara Health System);
  Commercial Paper Notes
  1.00%, 04/08/03                               A-1+      P-1      5,500        5,500,000
-----------------------------------------------------------------------------------------
Virginia (State of) Transportation Board
  (U.S. Route 58 Corridor Development
  Program); Series 1993 B RB
  5.50%, 05/15/03(b)(c)                          AA+      Aa1      3,000        3,076,413
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

VIRGINIA-(CONTINUED)

Virginia (State of) Transportation Board
  (U.S. Route 58 Corridor Development
  Program); Series 1993 B RB
  5.63%, 05/15/03(b)(c)                          AA+      Aa1    $ 2,000   $    2,051,254
=========================================================================================
                                                                               12,172,667
=========================================================================================

WASHINGTON-5.16%

ABN AMRO Munitops Ctfs. Trust (King County);
  Refunding VRD Ltd. Tax Multistate Non-AMT
  Series 2001-1 Ctfs.
  1.23%, 07/01/06 (Acquired 01/04/01; Cost
  $10,000,000)(d)(f)(g)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington);
  VRD Series 984701 COP
  1.23%, 05/01/18 (Acquired 07/20/00; Cost
  $14,400,000)(d)(f)(g)                         A-1+       --     14,400       14,400,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Supply Systems Project No. 2);
  VRD Series 964703 Class A COP
  1.23%, 07/01/11 (Acquired 05/02/01; Cost
  $5,870,000)(d)(f)(g)                          A-1+       --      5,870        5,870,000
-----------------------------------------------------------------------------------------
Everett (City of); Ltd. VRD Tax Series 2001
  GO (LOC-Bank of America N.A.)
  1.20%, 12/01/21(d)(e)(i)                        --       --      2,600        2,600,000
-----------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series A Commercial Paper Notes (LOC-Bank
  of America N.A.)
  1.05%, 05/27/03                               A-1+       --     11,300       11,300,000
-----------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank
  of America N.A.)
  1.20%, 02/15/21(d)(e)                           --   VMIG-1     10,150       10,150,000
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); VRD
  Series 1998 IDR (LOC-U.S. Bank Trust N.A.)
  1.20%, 04/01/23(d)(e)                           --   VMIG-1    $ 4,110   $    4,110,000
-----------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; VRD Special
  Revenue Series 1999 A RB (LOC-U.S. Bank
  N.A.)
  1.20%, 12/01/19(d)(e)                           --   VMIG-1     11,800       11,800,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Energy Northwest);
  Refunding VRD Series 2001 PA-846 RB
  1.22%, 01/01/10 (Acquired
  10/02/02-12/04/02; Cost
  $3,800,000)(d)(f)(g)                           A-1       --      3,800        3,800,000
-----------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); VRD Series 1997
  RB (LOC-Bank of America NT & SA)
  1.20%, 01/01/27(d)(e)                         A-1+   VMIG-1     12,705       12,705,000
-----------------------------------------------------------------------------------------
Port Seattle (City of) Industrial Development
  Corp. (Sysco Food Services Project);
  Refunding VRD Series 1994 IDR
  1.30%, 11/01/25(d)                            A-1+   VMIG-1      4,710        4,710,000
-----------------------------------------------------------------------------------------
Port Vancouver (City of) (United Grain Corp);
  Refunding VRD Series 1984-84A IDR (LOC-Bank
  of America NT & SA)
  1.15%, 12/01/09(d)(e)                         A-1+      P-1      1,200        1,200,000
-----------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); VRD Low Income Housing
  Assistance Series 1994 B RB (LOC-U.S. Bank
  of Washington)
  1.20%, 05/01/19(d)(e)                          A-1       --      2,525        2,525,000
-----------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD
  Series 1995 RB (LOC-U.S. Bank N.A.)
  1.20%, 12/01/15(d)(e)                          A-1       --      2,870        2,870,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Snohomish (County of) Public Utility District
  #001; Refunding VRD Generation Systems
  Series 2002 A-2 RB
  1.10%, 12/01/19(d)(h)                         A-1+   VMIG-1    $19,900   $   19,900,000
-----------------------------------------------------------------------------------------
Spokane (City of) Regional Solid Waste
  Management System; Refunding Series 2003 RB
  5.00%, 12/01/03(h)                             AAA      Aaa      1,000        1,025,786
-----------------------------------------------------------------------------------------
Vancouver (City of) Housing Authority
  (Village Park Apartments Project); VRD
  Housing Series 2000 RB (LOC-U.S. Bank N.A.)
  1.20%, 11/02/05(d)(e)                          A-1       --      1,515        1,515,000
-----------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); VRD Series 2000 RB (LOC-Bank of
  America N.A.)
  1.20%, 07/01/30(d)(e)                           --   VMIG-1      1,250        1,250,000
-----------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project #2); Refunding
  Series 1998 A RB
  5.00%, 07/01/03                                AA-      Aa1      5,000        5,049,869
=========================================================================================
                                                                              126,780,655
=========================================================================================

WEST VIRGINIA-0.45%

West Virginia (State of) Hospital Finance
  Authority (Cabell Huntington Project);
  Refunding VRD Series 2002 A-1 RB (LOC-Bank
  One West Virginia)
  1.20%, 05/01/13(d)(e)                           --   VMIG-1     11,000       11,000,000
=========================================================================================

WISCONSIN-1.71%

Dane (County of); Refunding Unlimited Tax
  Series 2002 A GO
  3.00%, 06/01/03                                 --      Aaa      2,600        2,607,862
-----------------------------------------------------------------------------------------


                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Franklin Community Development Authority
  (Indian Community School-Milwaukee); VRD
  Series 2002 RB (LOC-Bank One Wisconsin)
  1.20%, 07/01/22(d)(e)                           --   VMIG-1    $ 7,000   $    7,000,000
-----------------------------------------------------------------------------------------
Kimberly (City of) (Fox Cities YMCA Project);
  VRD Series 2002 RB (LOC-M&I Marshall &
  Ilsley)
  1.25%, 04/01/32(d)(e)                           --   VMIG-1      2,480        2,480,000
-----------------------------------------------------------------------------------------
Menomonee Falls (City of); Unlimited Tax
  Promissory Notes Series 2002 GO
  3.10%, 06/01/03                                 --      Aa3      6,000        6,011,330
-----------------------------------------------------------------------------------------
New Berlin (City of); Unlimited Promissory
  Notes Tax Series 1996 A GO
  4.50%, 12/01/03                                 --      Aa2      1,115        1,138,607
-----------------------------------------------------------------------------------------
Wind Point (City of) (The Johnson Foundation
  Project); VRD Series 2000 RB (LOC-Harris
  Trust & Savings Bank)
  1.20%, 09/01/35(d)(e)                         A-1+       --      4,700        4,700,000
-----------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of); Unlimited Tax Series
  1992 C GO
  6.20%, 05/01/03(b)(c)                          NRR      Aaa    $ 3,000   $    3,011,951
-----------------------------------------------------------------------------------------
  6.25%, 05/01/03(b)(c)                          NRR      Aaa      1,000        1,004,024
-----------------------------------------------------------------------------------------
Wisconsin (State of) Health and Educational
  Facilities Authority (Sinai Samaritan
  Medical Center); VRD Series 1994 A RB
  (LOC-M&I Bank)
  1.20%, 09/01/19(d)(e)                          A-1       --      3,938        3,938,000
-----------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
  Flow Management Program; Series 2002 B-2
  COP
  2.00%, 10/30/03                                 --    MIG-1     10,000       10,041,390
=========================================================================================
                                                                               41,933,164
=========================================================================================
TOTAL INVESTMENTS-101.59% (Cost
  $2,495,716,522)                                                           2,495,716,522
_________________________________________________________________________________________
=========================================================================================
OTHER ASSETS LESS LIABILITIES-(1.59)%                                         (39,154,633)
_________________________________________________________________________________________
=========================================================================================
NET ASSETS-100.00%                                                         $2,456,561,889
_________________________________________________________________________________________
=========================================================================================

Investment Abbreviations:

AMT       - Alternative Minimum Tax
BAN       - Bond Anticipation Notes
CEP       - Credit Enhancement Provider
COP       - Certificates of Participation
Ctfs      - Certificates
GO        - General Obligation
IDR       - Industrial Development Revenue Bonds
LOC       - Letter of Credit
Ltd.      - Limited
Merlots   - Municipal Exempt Receipts Liquidity Optional Tender
P-Floats  - Puttable Floating Option Tax-Exempt Receipts
Putters   - Puttable Tax Exempt Receipts
RAC       - Revenue Anticipation Certificates
RAN       - Revenue Anticipation Notes
RB        - Revenue Bonds
RN        - Revenue Notes
Sr.       - Senior
TAN       - Tax Anticipation Notes
TRAN      - Tax and Revenue Anticipation Notes
VRD       - Variable Rate Demand Notes

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (i) below. NRR indicates a security that is not re-rated subsequent to funding of a segregated escrow fund held by a bank custodian; this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Auditors.
(b) Security has an irrevocable call or mandatory put. Par value and maturity date reflect such call or put.
(c) Advance refunded, secured by an escrow fund of U.S. Treasury obligations.
(d) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined weekly. Rate shown is the rate in effect on 03/31/03.
(e) Principal and interest payments are guaranteed by the letter of credit agreement.

(f) Certificates of participation involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term rate reset periodically.
(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 03/31/03 was $569,609,000, which represented 23.19% of the Fund's net assets. Of these securities, 1.51% of the Fund's net assets are considered to be illiquid.
(h) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Corp., Financial Security Assurance, Inc., or MBIA Insurance Corp.
(i) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(j) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined monthly. Rate shown is the rate in effect on 03/31/03.
(k) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined daily. Rate shown is the rate in effect on 03/31/03.
(l) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(m) Interest rates are redetermined weekly. Rate shown is the rate in effect on 03/31/03.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2003

ASSETS:

Investments, at market value (amortized cost)              $ 2,495,716,522
--------------------------------------------------------------------------
Cash                                                             8,968,354
--------------------------------------------------------------------------
Receivables for:
  Investments sold                                               3,570,368
--------------------------------------------------------------------------
  Interest                                                       9,430,203
--------------------------------------------------------------------------
Investment for deferred compensation plan                           56,648
--------------------------------------------------------------------------
Other assets                                                       128,734
==========================================================================
     Total assets                                            2,517,870,829
__________________________________________________________________________
==========================================================================


LIABILITIES:

Payables for:
  Investments purchased                                         58,963,669
--------------------------------------------------------------------------
  Dividends                                                      1,925,227
--------------------------------------------------------------------------
  Deferred compensation plan                                        56,648
--------------------------------------------------------------------------
Accrued distribution fees                                          143,249
--------------------------------------------------------------------------
Accrued transfer agent fees                                         57,554
--------------------------------------------------------------------------
Accrued operating expenses                                         162,593
==========================================================================
     Total liabilities                                          61,308,940
==========================================================================
Net assets applicable to shares outstanding                $ 2,456,561,889
__________________________________________________________________________
==========================================================================


NET ASSETS:

Institutional Class                                        $ 1,321,224,224
--------------------------------------------------------------------------
Private Investment Class                                   $   227,832,108
--------------------------------------------------------------------------
Personal Investment Class                                  $    16,991,476
--------------------------------------------------------------------------
Cash Management Class                                      $   617,683,087
--------------------------------------------------------------------------
Reserve Class                                              $    12,653,310
--------------------------------------------------------------------------
Resource Class                                             $   260,177,684
__________________________________________________________________________
==========================================================================


CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class:
  Authorized                                                16,600,000,000
--------------------------------------------------------------------------
  Outstanding                                                1,321,195,429
__________________________________________________________________________
==========================================================================
Private Investment Class:
  Authorized                                                 1,100,000,000
--------------------------------------------------------------------------
  Outstanding                                                  227,821,785
__________________________________________________________________________
==========================================================================
Personal Investment Class:
  Authorized                                                 1,100,000,000
--------------------------------------------------------------------------
  Outstanding                                                   16,988,671
__________________________________________________________________________
==========================================================================
Cash Management Class:
  Authorized                                                 6,100,000,000
--------------------------------------------------------------------------
  Outstanding                                                  617,684,687
__________________________________________________________________________
==========================================================================
Reserve Class:
  Authorized                                                 1,100,000,000
--------------------------------------------------------------------------
  Outstanding                                                   12,651,486
__________________________________________________________________________
==========================================================================
Resource Class:
  Authorized                                                 1,100,000,000
--------------------------------------------------------------------------
  Outstanding                                                  260,178,111
__________________________________________________________________________
==========================================================================
Net asset value and offering price per share for each
  class                                                    $          1.00
__________________________________________________________________________
==========================================================================


STATEMENT OF OPERATIONS

For the year ended March 31, 2003

INVESTMENT INCOME:

Interest                                     $ 32,573,822
=========================================================

EXPENSES:

Advisory fees                                   4,842,836
---------------------------------------------------------
Administrative services fees                      424,158
---------------------------------------------------------
Custodian fees                                    105,463
---------------------------------------------------------
Distribution fees:
  Private Investment Class                        948,969
---------------------------------------------------------
  Personal Investment Class                       109,817
---------------------------------------------------------
  Cash Management Class                           451,886
---------------------------------------------------------
  Reserve Class                                   163,436
---------------------------------------------------------
  Resource Class                                  426,165
---------------------------------------------------------
Transfer agent fees                               405,005
---------------------------------------------------------
Directors' fees                                    22,851
---------------------------------------------------------
Other                                             386,462
=========================================================
    Total expenses                              8,287,048
=========================================================
Less: Fees waived                              (1,820,178)
=========================================================
    Net expenses                                6,466,870
=========================================================
Net investment income                          26,106,952
=========================================================
Net realized gain (loss) from investment
  securities                                      (25,175)
=========================================================
Net increase in net assets resulting from
  operations                                 $ 26,081,777
_________________________________________________________
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2003 and 2002

                                                                   2003              2002
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   26,106,952    $   30,654,351
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (25,175)           49,753
==============================================================================================
    Net increase in net assets resulting from operations          26,081,777        30,704,104
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (17,031,877)      (22,419,192)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,818,359)       (3,180,546)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (93,454)         (439,500)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (4,920,342)       (3,004,510)
----------------------------------------------------------------------------------------------
  Reserve Class                                                      (64,630)         (264,155)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (2,178,290)       (1,346,448)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                             82,192,016       309,095,270
----------------------------------------------------------------------------------------------
  Private Investment Class                                        48,742,626        37,137,251
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       11,894,107         4,372,127
----------------------------------------------------------------------------------------------
  Cash Management Class                                          297,170,515       304,845,825
----------------------------------------------------------------------------------------------
  Reserve Class                                                   (5,545,385)        2,327,048
----------------------------------------------------------------------------------------------
  Resource Class                                                 122,868,778       121,845,326
==============================================================================================
    Net increase in net assets                                   557,297,482       779,672,600
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,899,264,407     1,119,591,807
==============================================================================================
  End of year                                                 $2,456,561,889    $1,899,264,407
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $2,456,603,662    $1,899,281,005
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                       (41,773)          (16,598)
==============================================================================================
                                                              $2,456,561,889    $1,899,264,407
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

March 31, 2003


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES


Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, AIM receives a monthly fee with respect to the Fund at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to limit Fund operating expenses (excluding distribution and service fees paid pursuant to the Rule 12b-1 plans, interest, taxes, director's fees, federal registration fees, extraordinary items and indirect expenses resulting from expense offset arrangements, if any) to 0.22%. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. For the year ended March 31, 2003, AIM waived fees of $1,111,258.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended March 31, 2003, AIM was paid $424,158 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2003, AFS retained $337,409 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. The Fund may pay a service fee up to 0.25% of the average daily net assets of each Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equal to the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the year ended March 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $474,484, $78,536, $361,509, $135,892 and $340,932, respectively, after FMC waived Plan fees of $708,920.

    Certain officers and directors of the Fund are officers of AIM, FMC, and/or AFS.

    During the year ended March 31, 2003, the Fund paid legal fees of $7,079 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. The Fund did not borrow or lend under the facility during the year ended March 31, 2003.


NOTE 5--CAPITAL STOCK

The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Changes in capital stock outstanding during the years ended March 31, 2003 and 2002 were as follows:

                                                                         2003                                 2002
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                       9,993,613,813    $ 9,993,613,813     7,241,807,989    $ 7,241,807,989
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    366,327,891        366,327,891       373,567,962        373,567,962
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    49,022,061         49,022,061       410,703,599        410,703,599
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     3,773,086,548      3,773,086,548     1,363,378,123      1,363,378,123
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               179,359,417        179,359,417       204,218,294        204,218,294
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              962,309,593        962,309,593       403,486,783        403,486,783
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                           4,749,313          4,749,313         2,929,243          2,929,243
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      1,254,023          1,254,023         2,271,450          2,271,450
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                        14,703             14,703           375,657            375,657
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         4,134,190          4,134,190         2,058,372          2,058,372
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                    71,043             71,043           286,448            286,448
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                2,003,975          2,003,975         1,244,055          1,244,055
=================================================================================================================================
Reacquired:
  Institutional Class                                      (9,916,171,110)    (9,916,171,110)   (6,935,641,962)    (6,935,641,962)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   (318,839,288)      (318,839,288)     (338,702,161)      (338,702,161)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   (37,142,657)       (37,142,657)     (406,707,129)      (406,707,129)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    (3,480,050,223)    (3,480,050,223)   (1,060,590,670)    (1,060,590,670)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              (184,975,845)      (184,975,845)     (202,177,694)      (202,177,694)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             (841,444,790)      (841,444,790)     (282,885,512)      (282,885,512)
=================================================================================================================================
                                                              557,322,657    $   557,322,657       779,622,847    $   779,622,847
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the year ended March 31, 2003 and 2002 were as follows:

                                                                 2003           2002
----------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income-tax exempt                                  $26,106,952    $30,654,351
________________________________________________________________________________________
========================================================================================


Tax Components of Capital:

As of March 31, 2003, the components of capital on a tax basis were as follows:

Undistributed ordinary income-tax exempt                      $      129,482
----------------------------------------------------------------------------
Unrealized appreciation (depreciation) investments                   (10,353)
----------------------------------------------------------------------------
Temporary book/tax differences                                      (129,482)
----------------------------------------------------------------------------
Capital loss carryforward                                            (31,420)
----------------------------------------------------------------------------
Capital (par value and additional paid-in)                     2,456,603,662
============================================================================
                                                              $2,456,561,889
____________________________________________________________________________
============================================================================


  The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales. Cost of investments for tax purposes is $2,495,726,875.

  Temporary book/tax differences are primarily a result of timing differences for recognition of directors' deferral of compensation and retirement plan expenses.

  The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD
--------------------------------------------------------------------------
March 31, 2004                                                  $16,322
--------------------------------------------------------------------------
March 31, 2011                                                   15,098
==========================================================================
Total capital loss carryforward                                 $31,420
__________________________________________________________________________
==========================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Resource Class outstanding throughout the periods indicated.

                                                                                    RESOURCE CLASS
                                                             ------------------------------------------------------------
                                                                                                       APRIL 6, 1999
                                                                    YEAR ENDED MARCH 31,           (DATE SALES COMMENCED)
                                                             ----------------------------------         TO MARCH 31,
                                                               2003           2002       2001               2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $   1.00       $   1.00    $  1.00            $ 1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.01           0.02       0.04              0.03
-------------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                   (0.01)         (0.02)     (0.04)            (0.03)
=========================================================================================================================
Net asset value, end of period                               $   1.00       $   1.00    $  1.00            $ 1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                  1.06%          2.00%      3.78%             3.15%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $260,178       $137,307    $15,464            $3,597
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               0.38%(b)       0.38%      0.36%             0.36%(c)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            0.47%(b)       0.48%      0.49%             0.49%(c)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets             1.04%(b)       1.84%      3.68%             3.09%(c)
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $213,082,402.
(c)  Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of Cash Reserve Portfolio
And the Board of Directors of AIM Tax-Free Investment Co.:

We have audited the accompanying statement of assets and liabilities of Cash Reserve Portfolio (a portfolio of AIM Tax-Free Investments Co.), including the schedule of investments, as of March 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through March 31, 2000 were audited by other auditors whose report dated May 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cash Reserve Portfolio as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States..

Houston, Texas                        /s/ ERNST & YOUNG LLP
May 5, 2003

OTHER INFORMATION

DIRECTORS AND OFFICERS

As of January 1, 2003

The address of each director and officer of AIM Tax-Free Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            DIRECTOR AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)
COMPANY                            SINCE            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
------------------------------------------------------------------------------------------------------
   Robert H. Graham(1) -- 1946     1985             Director and Chairman, A I M Management Group Inc.
   Director, Chairman and                           (financial services holding company); and Director
   President                                        and Vice Chairman, AMVESCAP PLC (parent of AIM and
                                                    a global investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); and Director and Chairman,
                                                    A I M Capital Management, Inc. (registered
                                                    investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), A I M Fund Services,
                                                    Inc., (registered transfer agent), and Fund
                                                    Management Company (registered broker dealer)
------------------------------------------------------------------------------------------------------
   Mark H. Williamson(2) -- 1951   2003             Director, President and Chief Executive Officer,
   Director and Executive Vice                      A I M Management Group Inc. (financial services
   President                                        holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer), Director and Chairman, A I M Fund
                                                    Services, Inc. (registered transfer agent), and
                                                    Fund Management Company (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman and Chief Executive
                                                    Officer, INVESCO Funds Group, Inc.; and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
------------------------------------------------------------------------------------------------------

   INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------
   Frank S. Bayley -- 1939         2001             Of Counsel, law firm of Baker & McKenzie
   Director
------------------------------------------------------------------------------------------------------
   Bruce L. Crockett -- 1944       1992             Chairman, Crockett Technology Associates
   Director                                         (technology consulting company)
------------------------------------------------------------------------------------------------------
   Albert R. Dowden -- 1941        2000             Director, Magellan Insurance Company; Member of
   Director                                         Advisory Board of Rotary Power International
                                                    (designer, manufacturer, and seller of rotary
                                                    power engines); and Director, The Boss Group
                                                    (private equity group)
                                                    Formerly: Director, President and Chief Executive
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
------------------------------------------------------------------------------------------------------
   Edward K. Dunn, Jr. -- 1935     1998             Formerly: Chairman, Mercantile Mortgage Corp.;
   Director                                         President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
------------------------------------------------------------------------------------------------------
   Jack M. Fields -- 1952          1997             Chief Executive Officer, Twenty First Century
   Director                                         Group, Inc. (government affairs company) and
                                                    Texana Timber LP
------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE         OTHER DIRECTORSHIP(S)
COMPANY                           HELD BY DIRECTOR
--------------------------------  -------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------
   Robert H. Graham(1) -- 1946    None
   Director, Chairman and
   President
------------------------------------------------------------------------------------------------------
   Mark H. Williamson(2) -- 1951  Director, Chairman, President
   Director and Executive Vice    and Chief Executive Officer,
   President                      INVESCO Bond Funds, Inc.,
                                  INVESCO Combination Stock &
                                  Bond Funds, Inc., INVESCO
                                  Counselor Series Funds, Inc.,
                                  INVESCO Global and
                                  International Funds, Inc.,
                                  INVESCO Manager Series Funds,
                                  Inc., INVESCO Money Market
                                  Funds, Inc., INVESCO Sector
                                  Funds, Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series Funds, Inc.
                                  and INVESCO Variable Investment
                                  Funds, Inc.
------------------------------------------------------------------------------------------------------

   INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------
   Frank S. Bayley -- 1939        Badgley Funds, Inc. (registered
   Director                       investment company)
------------------------------------------------------------------------------------------------------
   Bruce L. Crockett -- 1944      ACE Limited (insurance
   Director                       company); and Captaris, Inc.
                                  (unified messaging provider)
------------------------------------------------------------------------------------------------------
   Albert R. Dowden -- 1941       Cortland Trust, Inc.
   Director                       (registered investment company)
------------------------------------------------------------------------------------------------------
   Edward K. Dunn, Jr. -- 1935    None
   Director
------------------------------------------------------------------------------------------------------
   Jack M. Fields -- 1952         Administaff
   Director
------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

(2) Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company. Mr. Williamson became Executive Vice President of the Company on March 4, 2003.

As of January 1, 2003

The address of each director and officer of AIM Tax-Free Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             DIRECTOR AND/      PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE COMPANY   OR OFFICER SINCE   DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------

   INDEPENDENT DIRECTORS
---------------------------------------------------------------------------------------------------------
   Carl Frischling -- 1937          1992               Partner, law firm of Kramer Levin Naftalis and
   Director                                            Frankel LLP
---------------------------------------------------------------------------------------------------------
   Prema Mathai-Davis -- 1950       1998               Formerly: Chief Executive Officer, YWCA of the USA
   Director
---------------------------------------------------------------------------------------------------------
   Lewis F. Pennock -- 1942         1992               Partner, law firm of Pennock & Cooper
   Director
---------------------------------------------------------------------------------------------------------
   Ruth H. Quigley -- 1935          2001               Retired
   Director
---------------------------------------------------------------------------------------------------------
   Louis S. Sklar -- 1939           1992               Executive Vice President, Hines (real estate
   Director                                            development company)
---------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
---------------------------------------------------------------------------------------------------------
   Gary T. Crum(3) -- 1947          1985               Director and President, A I M Capital Management,
   Senior Vice President                               Inc.; Director and Executive Vice President, A I M
                                                       Management Group Inc.; Director and Senior Vice
                                                       President, A I M Advisors, Inc.; and Director,
                                                       A I M Distributors, Inc. and AMVESCAP PLC
---------------------------------------------------------------------------------------------------------
   Stuart W. Coco -- 1955           1992               Managing Director and Chief Research
   Vice President                                      Officer -- Fixed Income, A I M Capital Management,
                                                       Inc.; and Vice President, A I M Advisors, Inc.
---------------------------------------------------------------------------------------------------------
   Melville B. Cox -- 1943          1992               Vice President and Chief Compliance Officer, A I M
   Vice President                                      Advisors, Inc. and A I M Capital Management, Inc.;
                                                       and Vice President, A I M Fund Services, Inc.
---------------------------------------------------------------------------------------------------------
   Karen Dunn Kelley -- 1960        1992               Managing Director and Chief Cash Management
   Vice President                                      Officer, A I M Capital Management, Inc.; Director
                                                       and President, Fund Management Company; and Vice
                                                       President, A I M Advisors, Inc.
---------------------------------------------------------------------------------------------------------
   Edgar M. Larsen(3) -- 1940       2002               Vice President, A I M Advisors, Inc., and
   Vice President                                      President, Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital Management, Inc.
---------------------------------------------------------------------------------------------------------
   Dana R. Sutton -- 1959           1988               Vice President and Fund Treasurer, A I M Advisors,
   Vice President and Treasurer                        Inc.
---------------------------------------------------------------------------------------------------------
   Nancy L. Martin(4) -- 1957       2003               Vice President, A I M Advisors, Inc.; and Vice
   Secretary                                           President and General Counsel, A I M Capital
                                                       Management, Inc.
---------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE COMPANY  HELD BY DIRECTOR
---------------------------------  -------------------------------

   INDEPENDENT DIRECTORS
---------------------------------------------------------------------------------------------------------
   Carl Frischling -- 1937         Cortland Trust, Inc.
   Director                        (registered investment company)
---------------------------------------------------------------------------------------------------------
   Prema Mathai-Davis -- 1950      None
   Director
---------------------------------------------------------------------------------------------------------
   Lewis F. Pennock -- 1942        None
   Director
---------------------------------------------------------------------------------------------------------
   Ruth H. Quigley -- 1935         None
   Director
---------------------------------------------------------------------------------------------------------
   Louis S. Sklar -- 1939          None
   Director
---------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
---------------------------------------------------------------------------------------------------------
   Gary T. Crum(3) -- 1947         N/A
   Senior Vice President
---------------------------------------------------------------------------------------------------------
   Stuart W. Coco -- 1955          N/A
   Vice President
---------------------------------------------------------------------------------------------------------
   Melville B. Cox -- 1943         N/A
   Vice President
---------------------------------------------------------------------------------------------------------
   Karen Dunn Kelley -- 1960       N/A
   Vice President
---------------------------------------------------------------------------------------------------------
   Edgar M. Larsen(3) -- 1940      N/A
   Vice President
---------------------------------------------------------------------------------------------------------
   Dana R. Sutton -- 1959          N/A
   Vice President and Treasurer
---------------------------------------------------------------------------------------------------------
   Nancy L. Martin(4) -- 1957      N/A
   Secretary
---------------------------------------------------------------------------------------------------------

(3) Information is current as of January 10, 2003.

(4) Ms. Martin became secretary of the Company on April 1, 2003.

The Statement of Additional Information of the Company includes additional information about the Fund's Directors and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Ernst & Young LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               5 Houston Center
Houston, TX 77046               Suite 100                       Suite 100                       1401 McKinney
                                Houston, TX 77046               Houston, TX 77046-1173          Suite 1200
                                                                                                Houston, TX 77010

COUNSEL TO THE FUND             COUNSEL TO THE DIRECTORS        TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       A I M Fund Services, Inc.       Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   100 Church Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          New York, NY 10286
Philadelphia, PA 19103          New York, NY 10022

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2003.

AIM Tax-Free Cash Reserve Fund Resource Class paid ordinary dividends in the amount of $0.0106 per share during its tax year ended March 31, 2003. Of this amount, 100.00% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the appropriate Form 1099-DIV.